UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4852

The Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Rd.. Columbus, OH			43219
(Address of principal executive offices)			(Zip code)

BISYS Fund Services 3435 Stelzer Rd.. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(614) 470-8000

Date of fiscal year end:	10/31/07

Date of reporting period:	04/30/07

Item 1. Reports to Stockholders.

April 30, 2007

Semi Annual Report

Institutional Money Market Fund

Federal Money Market Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Shareholder Letter	3

Financial Statements

Schedules of Portfolio Investments	4

Statements of Assets and Liabilities	7

Statements of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	14

Supplemental Information	19

Proxy Voting and Form N-Q Information	19

Expense Examples	19

Portfolio Holdings	20

Trustee and Officer Information	21

Advisory Contract Renewal	24

The Funds are distributed by Victory Capital Advisers Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Institutional Money Market Fund and Federal Money Market Fund.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

The Victory Portfolios

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

1

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2

Letter to Our Shareholders

Fueled by a sharp increase in April, equity returns were solid in the first four months of 2007, with all of the major indices posting positive results. The strength in the U.S. equity market was driven by a combination of better-then-expected earnings growth, abundant liquidity, contained inflation and continued economic growth. Mid-cap stocks outperformed both large- and small-cap equities during the first four months of the year, with large- and mid-cap equities leading small caps over the trailing twelve months ending April 2007. Growth stocks outperformed value in the first part of the year, although value significantly surpassed growth at all market cap levels in 2006.

Fixed income returns through April year to date were modest and variable. The January rally in credit and securitized fixed income was followed by a global sell-off in risk assets at the end of February through mid-March.

Investment fundamentals remain encouraging. The rate of economic growth has moderated to what we believe are sustainable levels — helping to keep inflation in check — and the likelihood of a material slowdown or contraction in growth remains small. And while corporate earnings growth continues to slow, it remains near long-term averages.

At Victory, we continue to aggressively implement our strategic plan for investment management, which is based on three key elements:

1.  Consistent Performance and Investment Quality
Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence
Our approach is simple: communication is complete, honest and straightforward — our goal is no surprises.

3.  Empowerment, Ownership and Accountability
Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

In closing, we continue to appreciate the confidence of our shareholders in the Victory Funds. Please feel free to contact us at 1-800-539-3863 or through our website at www.VictoryConnect.com if you have questions or would like further information.

David C. Brown

President
The Victory Portfolios

3

The Victory Portfolios  Schedules of Investments
Institutional Money Market Fund  April 30, 2007

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Certificate of Deposit (18.7%)
Abbey National Treasury Services, 5.28%, 6/26/07	$27,500	$27,500
Barclays Bank NY, 5.34%, 8/8/07	50,000	50,000
Canadian Imperial Bank NY, 5.40% (a), 6/15/07	17,580	17,581
Citibank NA, 5.30%, 6/14/07	33,000	33,000
Credit Suisse First Boston NY
5.30%, 6/11/07	16,000	16,000
5.30%, 6/14/07	40,000	40,000
HBOS Treasury Services NY, 5.30%, 9/4/07	22,000	22,000
Royal Bank of Canada NY, 5.27% (a), 4/2/08	30,000	29,992
UBS AG Stamford, 5.30%, 6/29/07	60,000	60,000
Total Certificate of Deposit (Amortized Cost $296,073)		296,073
Commercial Paper (48.1%)
ABN Amro NA Finance, Inc., 5.24% (b), 5/14/07	57,570	57,461
Amstel Funding Corp., 5.23% (b), 7/20/07 (c)	70,000	69,186
Barton Capital LLC, 5.25% (b), 5/2/07 (c)	70,000	69,990
BP Capital Markets PLC, 5.31% (b), 5/1/07	33,000	33,000
Cafco LLC, 5.25%, 6/14/07 (c)	78,000	77,500
Chesham Finance LLC, 5.30% (b), 5/1/07 (c)	37,000	37,000
Coca-Cola Co., 5.22% (b), 5/24/07	27,723	27,631
Concentrate Manufacturing Co. of Ireland, 5.29% (b), 5/2/07	49,800	49,793
Deutsche Bank Financial, Inc., 5.25% (b), 5/17/07	20,000	19,953
Kitty Hawk Funding Corp., 5.26% (b), 5/21/07 (c)	50,000	49,854
McCormick & Co., Inc., 5.22% (b), 5/4/07 (c)	4,000	3,998
Mont Blanc Capital Corp.
5.26%(b), 5/21/07(c)	22,000	21,936
5.26%(b), 5/29/07(c)	28,000	27,886
5.22%(b), 6/8/07(c)	28,000	27,846
Old Line Funding LLC, 5.25% (b), 5/15/07 (c)	44,387	44,296
Procter & Gamble International Funding, 5.22% (b), 5/18/07 (c)	19,000	18,953
Rabobank USA Finance Corp., 5.30% (b), 5/1/07	80,000	80,000
Windmill Funding Corp., 5.25% (b), 5/29/07 (c)	44,500	44,318
Total Commercial Paper (Amortized Cost $760,601)		760,601
Corporate Bonds (25.9%)
Atlas Capital Funding Corp., 5.31% (a), 7/10/07, MTN (c)	55,000	55,000
Cheyne Finance LLC
5.29%(a), 5/25/07, MTN (c)	40,000	39,999
5.28%(a), 11/5/07, MTN (c)	15,000	14,998
CIT Group Inc., 5.43% (a), 2/21/08, MTN	30,000	30,019
Comerica Bank, 5.29% (a), 11/13/07	10,000	9,999
General Electric Capital Corp.
5.41%, 6/22/07, MTN (a)	20,000	20,003
5.41%(a), 1/3/08, MTN	33,530	33,552
Harrier Finance Funding LLC
5.28%(a), 5/25/07, MTN (c)	24,000	23,999
5.32%, 2/19/08, MTN (c)	15,000	14,997
IBM Corp., 5.35% (a), 6/28/07, MTN	40,000	40,003
Jemmak Funding Group LLC, 5.55% (a), 10/1/24, LOC Fifth Third Bank	1,390	1,390

See notes to financial statements.

4

The Victory Portfolios  Schedules of Investments — continued
Institutional Money Market Fund  April 30, 2007

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
KDM Signs, Inc., 5.37% (a), 12/1/46, LOC Fifth Third Bank	$6,145	$6,145
Louisiana Land & Water, 5.37% (a), 6/1/27, LOC Regions Bank	4,820	4,820
National City Bank, 5.40% (a), 1/10/08	38,250	38,271
SeaRiver Maritime, Inc., 5.33% (a), 10/1/11	40,000	40,000
Sprenger Enterprises, 5.33% (a), 10/1/35, LOC JP Morgan Securities	6,600	6,600
Wachovia Bank NA, 5.31% (a), 9/28/07	30,000	30,002
Total Corporate Bonds (Amortized Cost $409,797)		409,797
Repurchase Agreements (5.3%)
ABN Amro Bank NV, 5.24%, 5/1/07 ( Date of Agreement 4/30/07, Proceeds at maturity $20,003 collateralized by $20,000 U.S. Government security, 4.34%, 6/1/36, market value $20,328)	20,000	20,000
Bear Stearns & Co., 5.25%, 5/1/07 ( Date of Agreement 4/30/07, Proceeds at maturity $20,003 collateralized by $20,404 U.S. Government securities, 4.50% - 5.00%, 7/1/20-2/1/37, market value $20,319)	20,000	20,000
UBS Warburg, 5.21%, 5/1/07 ( Date of Agreement 4/30/07, Proceeds at maturity $44,006 collateralized by $44,881 U.S. Government securities, 0.00%, 4/15/17-1/15/18, market value $44,881)	44,000	44,000
Total Repurchase Agreements (Amortized Cost $84,000)		84,000
Taxable Municipal Bonds (2.1%)
Georgia (1.9%)
Acworth Downtown Development Authority Revenue, 5.35% (a), 1/1/26, CIFG, SPA-Bank of America N.A.	13,500	13,500
Municipal Gas Authority, Gas Revenue, Series A, 5.35% (a), 2/1/15, LOC Wachovia Bank N.A., Bayerische Landesbank, Bank One Kentucky N.A.	10,155	10,155
Savannah College of Art & Design, Series 2004, 5.35% (a), 4/1/24, LOC Bank Of America N.A.	6,000	6,000
		29,655
Iowa (0.2%)
Woodbury County, Healthcare Revenue, 5.40% (a), 12/1/14, LOC Wells Fargo Bank N.A.	3,400	3,400
Total Taxable Municipal Bonds (Amortized Cost $33,055)		33,055
Total Investments(d) (Amortized Cost $1,583,526) — 100.1%		1,583,526
Liabilities in excess of other assets — (0.1)%		(1,305)
NET ASSETS — 100.0%		$1,582,221

(a)  Variable or Floating Rate Security. Rate disclosed is as of 04/30/2007.

(b)  Rate represents the effective yield at purchase.

(c)  Rule 144A or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)  Represents cost for financial reporting and federal income tax purposes.

CIFG — County IXIS Financial Guaranty

LLC — Limited Liability Co.

LOC — Letter of Credit

MTN — Medium Term Note

PLC — Public Liability Co.

SPA — Standby Purchase Agreement

See notes to financial statements.

5

The Victory Portfolios  Schedules of Investments
Federal Money Market Fund  April 30, 2007

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
U.S Government Agency Securities (11.7%)
Federal Home Loan Bank
5.16%(a), 7/30/07	$50,000	$49,999
5.18%(a), 8/1/07	50,000	50,000
5.40%, 2/25/08, Callable 5/25/07@100	13,000	13,000
5.30%, 3/19/08, Callable 6/19/07@100	50,000	49,993
Federal National Mortgage Association, 5.01% (b), 1/4/08	25,000	24,137
Total U.S Government Agency Securities (Amortized Cost $187,129)		187,129
Repurchase Agreements (88.3%)
ABN Amro Bank NV, 5.24%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $350,051, Collateralized by $350,000 U.S. Government securities, 5.00%-6.00%, 3/1/19-5/1/38, market value $355,435)	350,000	350,000
Bear Stearns & Co., 5.25%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $350,051, Collateralized by $357,003 U.S. Government securities, 5.00%-6.00%, 1/1/13-5/1/37, market value $355,547)	350,000	350,000
Greenwich Partners LLC, 5.24%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $350,051, Collateralized by $357,000 U.S. Government securities, 4.50%, 3/31/12, market value $355,683)	350,000	350,000
UBS Warburg LLC, 5.24%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $362,053, Collateralized by $369,242 U.S. Government securities, 0.00%, 1/1/33-11/1/36, market value $369,242)	362,000	362,000
Total Repurchase Agreements (Amortized Cost $1,412,000)		1,412,000
Total Investments(c) (Amortized Cost $1,599,129) — 100.0%		1,599,129
Other assets in excess of liabilities — 0.0%		236
NET ASSETS — 100.0%		$1,599,365

(a)  Variable or Floating Rate Security. Rate disclosed is as of 04/30/2007.

(b)  Rate represents the effective yield at purchase.

(c)  Represents cost for financial reporting and federal income tax purposes.

LLC — Limited Liability Co.

See notes to financial statements.

6

  Statements of Assets and Liabilities
The Victory Portfolios  April 30, 2007

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Institutional Money Market Fund	Federal Money Market Fund
ASSETS:
Investments, at amortized cost	$1,583,526	$187,129
Repurchase agreements, at value (a)	—	1,412,000
Total Investments	1,583,526	1,599,129
Cash	630	105
Interest receivable	3,529	1,507
Prepaid expenses	60	55
Total Assets	1,587,745	1,600,796
LIABILITIES:
Distributions payable	4,826	645
Accrued expenses and other payables:
Investment advisory fees	271	322
Administration fees	144	139
Custodian fees	26	25
Accounting fees	29	1
Transfer agent fees	49	49
Trustee fees	14	20
Shareholder servicing fees	52	87
Other accrued expenses	113	143
Total Liabilities	5,524	1,431
NET ASSETS:
Capital	1,583,477	1,600,681
Accumulated undistributed net investment loss	(1,258)	(1,309)
Accumulated undistributed net realized gains (losses) from investment transactions	2	(7)
Net Assets	$1,582,221	$1,599,365
Net Assets
Investor Shares	$1,410,592	$1,177,031
Select Shares	171,629	422,334
Total	$1,582,221	$1,599,365
Shares (unlimited number of shares authorized with a par value of $0.001 per share)
Investor Shares	1,410,804	1,177,096
Select Shares	171,636	422,361
Total	$1,582,440	$1,599,457
Net asset value, offering and redemption price per share:
Investor Shares	$1.00	$1.00
Select Shares	$1.00	$1.00

(a)  Value is equal to amortized cost.

See notes to financial statements.

7

  Statements of Operations
The Victory Portfolios  Six Months Ended April 30, 2007

(Amounts in Thousands)  (Unaudited)

	Institutional Money Market Fund	Federal Money Market Fund
Investment Income:
Interest income	$43,569	$42,389
Total Income	43,569	42,389
Expenses:
Investment advisory fees	1,604	1,961
Administration fees	786	769
Shareholder servicing fees — Select Shares	273	549
Accounting fees	6	1
Custodian fees	147	143
Transfer agent fees	149	145
Transfer agent fees — Investor Shares	46	40
Transfer agent fees — Select Shares	6	16
Trustees' fees	65	67
Chief Compliance Officer fees	16	17
Legal and audit fees	112	106
Other expenses	83	93
Total Expenses	3,293	3,907
Net Investment Income	40,276	38,482
Realized Gains (Losses) from Investment Transactions
Net realized gains (losses) from investment transactions	2	(3)
Net increase from payments by adviser	1,174	1,223
Change in net assets resulting from operations	$41,452	$39,702

See notes to financial statements.

8

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Institutional Money Market Fund		Federal Money Market Fund
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Six Months Ended April 30, 2007	Year Ended October 31, 2006
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$40,276	$64,167	$38,482	$65,438
Net realized gains (losses) from investments	2	—	(3)	1
Net increase from payments by adviser	1,174	210	1,223	201
Change in net assets resulting from operations	41,452	64,377	39,702	65,640
Distributions to sharesholders:
From net investment income:
Investor Shares	(36,386)	(55,169)	(29,312)	(49,670)
Select Shares	(5,360)	(8,998)	(10,680)	(15,768)
Change in net assets resulting from distributions to shareholders	(41,746)	(64,167)	(39,992)	(65,438)
Change in net assets from capital transactions	72,135	116,775	2,556	69,149
Change in net assets	71,841	116,985	2,266	69,351
Net Assets:
Beginning of period	1,510,380	1,393,395	1,597,099	1,527,748
End of period	$1,582,221	$1,510,380	$1,599,365	$1,597,099
Accumulated undistributed net investment income (loss)	$(1,258)	$212	$(1,309)	$201
Capital Transactions:
Investor Shares
Proceeds from shares issued	$2,977,509	$5,253,010	$4,076,743	$7,610,246
Dividends reinvested	9,166	14,487	26,379	43,710
Cost of shares redeemed	(2,928,424)	(5,162,376)	(4,068,877)	(7,698,229)
Total Investor Shares	58,251	105,121	34,245	(44,273)
Select Shares
Proceeds from shares issued	2,119,784	4,432,350	1,008,232	2,371,377
Dividends reinvested	4,053	5,925	9,515	14,246
Cost of shares redeemed	(2,109,953)	(4,426,621)	(1,049,436)	(2,272,201)
Total Select Shares	13,884	11,654	(31,689)	113,422
Total change in net assets from capital transactions	$72,135	$116,775	$2,556	$69,149
Share Transactions:
Investor Shares
Issued	2,977,509	5,253,010	4,076,743	7,610,246
Reinvested	9,166	14,487	26,379	43,710
Redeemed	(2,928,424)	(5,162,376)	(4,068,877)	(7,698,229)
Total Investor Shares	58,251	105,121	34,245	(44,273)
Select Shares
Issued	2,119,784	4,432,350	1,008,232	2,371,377
Reinvested	4,053	5,925	9,515	14,246
Redeemed	(2,109,953)	(4,426,621)	(1,049,436)	(2,272,201)
Total Select Shares	13,884	11,654	(31,689)	113,422
Total change in shares	72,135	116,775	2,556	69,149

See notes to financial statements.

9

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Institutional Money Market Fund
	Investor Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Investment Activities:
Net investment income	0.026	0.044	0.026	0.009	0.010	0.017
Net realized gains on investments	— (a)	—	— (a)	—	—	—
Total from Investment Activities	0.026	0.044	0.026	0.009	0.010	0.017
Distributions
Net investment income	(0.026)	(0.044)	(0.026)	(0.009)	(0.010)	(0.017)
Total Distributions	(0.026)	(0.044)	(0.026)	(0.009)	(0.010)	(0.017)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total return (b)	2.59%*	4.54%	2.58%	0.95%	1.02%	1.75%
Ratios/Supplemental Data:
Net assets at end of period (000)	$1,410,592	$1,352,595	$1,247,290	$1,368,821	$1,239,415	$1,531,831
Ratio of expenses to average net assets (c)	0.37%	0.38%	0.37%	0.35%	0.32%	0.32%
Ratio of net investment income to average net assets (c)	4.99%	4.45%	2.53%	0.95%	1.02%	1.73%
Ratio of expenses to average net assets (c) (d)	0.37%	0.38%	0.41%	0.39%	0.37%	0.37%
Ratio of net investment income to average net assets (c) (d)	4.99%	4.45%	2.49%	0.91%	0.97%	1.68%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Less than $0.001 per share.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

10

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Institutional Money Market Fund
	Select Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Investment Activities:
Net investment income	0.024	0.042	0.023	0.007	0.008	0.015
Net realized gains on investments	— (a)	—	— (a)	—	—	—
Total from Investment Activities	0.024	0.042	0.023	0.007	0.008	0.015
Distributions
Net investment income	(0.024)	(0.042)	(0.023)	(0.007)	(0.008)	(0.015)
Total Distributions	(0.024)	(0.042)	(0.023)	(0.007)	(0.008)	(0.015)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return (b)	2.46%*	4.28%	2.32%	0.69%	0.77%	1.51%
Ratios/Supplemental Data:
Net Assets at End of Period (000)	$171,629	$157,785	$146,105	$132,775	$207,046	$236,071
Ratio of expenses to average net assets (c)	0.62%	0.63%	0.62%	0.60%	0.56%	0.55%
Ratio of net investment income to average net assets (c)	4.74%	4.24%	2.29%	0.65%	0.77%	1.63%
Ratio of expenses to average net assets (c) (d)	0.62%	0.63%	0.66%	0.64%	0.61%	0.60%
Ratio of net investment income to average net assets (c) (d)	4.74%	4.24%	2.25%	0.61%	0.72%	1.58%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Less than $0.001 per share.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

11

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Federal Money Market Fund
	Investor Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Investment Activities:
Net investment income	0.025	0.044	0.025	0.009	0.010	0.017
Net realized gains on investments	— (a)	— (a)	— (a)	—	—	—
Total from Investment Activities	0.025	0.044	0.025	0.009	0.010	0.017
Distributions
Net investment income	(0.025)	(0.044)	(0.025)	(0.009)	(0.010)	(0.017)
Total Distributions	(0.025)	(0.044)	(0.025)	(0.009)	(0.010)	(0.017)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total return (b)	2.56%*	4.45%	2.48%	0.92%	0.98%	1.72%
Ratios/Supplemental Data:
Net assets at end of period (000)	$1,177,031	$1,142,994	$1,187,123	$994,342	$1,052,414	$1,048,065
Ratio of expenses to average net assets (c)	0.42%	0.43%	0.41%	0.35%	0.34%	0.33%
Ratio of net investment income to average net assets (c)	4.91%	4.35%	2.51%	0.92%	0.97%	1.70%
Ratio of expenses to average net assets (c) (d)	0.42%	0.43%	0.48%	0.44%	0.43%	0.42%
Ratio of net investment income to average net assets (c) (d)	4.91%	4.35%	2.44%	0.83%	0.88%	1.61%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Less than $0.001 per share.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

12

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Federal Money Market Fund
	Select Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Investment Activities:
Net investment income	0.024	0.041	0.022	0.007	0.007	0.015
Net realized gains on investments	— (a)	— (a)	— (a)	—	—	—
Total from Investment Activities	0.024	0.041	0.022	0.007	0.007	0.015
Distributions
Net investment income	(0.024)	(0.041)	(0.022)	(0.007)	(0.007)	(0.015)
Total Distributions	(0.024)	(0.041)	(0.022)	(0.007)	(0.007)	(0.015)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return (b)	2.44%*	4.18%	2.20%	0.67%	0.72%	1.48%
Ratios/Supplemental Data:
Net Assets at End of Period (000)	$422,334	$454,105	$340,625	$509,721	$567,573	$505,679
Ratio of expenses to average net assets (c)	0.67%	0.69%	0.67%	0.60%	0.59%	0.57%
Ratio of net investment income to average net assets (c)	4.67%	4.14%	2.12%	0.66%	0.72%	1.47%
Ratio of expenses to average net assets (c) (d)	0.67%	0.69%	0.75%	0.69%	0.68%	0.67%
Ratio of net investment income to average net assets (c) (d)	4.67%	4.14%	2.04%	0.57%	0.63%	1.37%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Less than $0.001 per share.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

13

  Notes to Financial Statements
The Victory Portfolios  April 30, 2007

  (Unaudited)

1.  Organization:

The Victory Portfolios (the "Trust") were organized on December 6, 1995 as a Delaware statutory trust (formerly known as a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of 20 funds. The accompanying financial statements and financial highlights are those of the Institutional Money Market Fund and the Federal Money Market Fund (collectively, the "Funds").

The Institutional Money Market Fund and the Federal Money Market Fund are authorized to issue two classes of shares: Investor Shares and Select Shares. Each class of shares has substantially identical rights and privileges except with respect to fees paid under shareholder servicing plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Institutional Money Market Fund seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Federal Money Market Fund seeks to provide high current income to the extent consistent with the preservation of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards:

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the input used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not

14

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

Securities Valuation:

Investments of the Funds are recorded at value, determined on the basis of amortized cost, or at original cost which, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. For financial reporting purposes, however transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Trust's Board of Trustees (the "Board"). Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until that transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable to brokers for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2007, there were outstanding "when-issued" purchase commitments as disclosed in the Schedule of Portfolio Investments.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly by the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from accounting

15

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts and gain/loss) such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the accompanying statements of assets and liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Other:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as shareholder servicing fees, state registration, transfer agent and printing.

3.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or "the Adviser"), a wholly owned subsidiary of KeyBank National Association ("KeyBank"). Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyBank, serving as custodian for all Funds in the Trust, receives custodian fees computed at the annual rate of 0.017% of the first $15 billion of the Trust and The Victory Variable Insurance Funds (the "Trusts") average daily net assets and 0.0125% of the Trusts' average net assets over $15 billion. Under the terms of the Investment Advisory Agreement, the investment advisory fee of the Institutional Money Market Fund is computed at an annual rate of 0.20% of the Fund's average daily net assets up to $1.5 billion, 0.17% of the Fund's average daily net assets between $1.5 billion and $3.0 billion, and 0.15% of the Fund's average daily net assets greater than $3.0 billion; the investment advisory fee of the Federal Money Market Fund is computed at an annual rate of 0.25% of the Fund's average daily net assets up to $1.5 billion, 0.20% of the Fund's average daily net assets between $1.5 billion and $3.0 billion, and 0.15% of the Fund's average daily net assets greater than $3.0 billion. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, the Trusts pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts from in excess of $8 billion to $10 billion; plus 0.075% of the aggregate net assets of the Trusts in excess of $10 billion to $12 billion; plus 0.065% of the aggregate net assets of the Trusts in excess of $12 billion, for providing certain administrative and fund accounting services to the Trusts' series.

BISYS Fund Services Ohio, Inc. ("BISYS") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and BISYS. VCM pays BISYS a fee for providing these services. The Trust reimburses VCM and BISYS for all of their reasonable out-of-pocket expenses incurred in providing these services.

BISYS also serves the Funds as Transfer Agent. Under the terms of the Transfer Agent Agreement, BISYS receives a complex level fee that is calculated daily at the annual rate of 0.02% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.015 of the aggregate net assets of the

16

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

Trusts in excess of $8 billion to $16 billion; plus 0.01% of the aggregate net assets of the Trusts, in excess of $16 billion to $20 billion; plus 0.005% of the aggregate net assets of the Trusts, in excess of $20 billion. In addition, BISYS is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor is not affiliated with the Adviser, but is an affiliate of BISYS.

The Distributor or financial institutions (directly or through the Distributor) may receive from the Funds, pursuant to a Shareholder Servicing Plan, a fee of 0.25% of the average daily net assets of the Select Shares of the Funds for providing support services to shareholders of the Funds, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser. For the period ended April 30, 2007, affiliates of the Adviser earned $820 (amount in thousands).

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Funds. The Trustees have adopted this Plan to allow the Adviser and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds pursuant to this Plan. To the extent that any payments made by the Funds' Administrator, Distributor, Investment Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan. No fees are currently being paid under this plan.

The Adviser, BISYS, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. These amounts are not available to be recouped at a future time.

During the period ended October 31, 2006, the Adviser entered into an agreement with the Victory Funds to reimburse certain prior year expenses related to an independent review of certain expenditures that among other things supported distribution of Fund shares. These amounts are disclosed as a payment by the Adviser in the Statements of Changes in Net Assets. The Fund's total returns would have been reduced by 0.01% had the reimbursement not been made.

On December 1, 2006, VCM paid the Funds comprising The Victory Portfolios approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, and BISYS and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures requires additional disclosure to the Board at the time incurred. Under terms of the agreement, the sub-administrator and the investment adviser will pay an aggregate of approximately $13.3 million (inclusive of the amounts already paid on December 1, 2006). The payment from BISYS will be made on a date and pursuant to a distribution plan to be approved by the Securities and Exchange Commission (the "SEC") in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. None of these payments has had, or is expected to have, a material effect on the NAV of any Fund. These amounts are disclosed as a payment by the Adviser in the Statements of Operations and the Statements of Changes in Net Assets.

4.  Line of Credit:

The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that

17

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. For the period ended April 30, 2007, the Trust paid approximately $80 to KeyCorp for the Line of Credit fee (amount in thousands). Each Fund in the Trust pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan outstanding and average interest rate for the fiscal year was as follows (dollar amounts in thousands):

Fund	Average Loan	Average Rate
Institutional Money Market Fund	$14,152	5.82%
Federal Money Market Fund	991	5.82%

As of April 30, 2007 the Funds had no loans outstanding with KeyCorp.

5.  Federal Income Tax Information:

The tax character of distributions paid during the fiscal year ended October 31, 2006 was as follows (the total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

Distributions Paid From Ordinary Income
Institutional Money Market Fund	$61,829
Federal Money Market Fund	63,156

The tax character of distributions paid during the fiscal year ended October 31, 2005 was as follows (the total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

Distributions Paid From Ordinary Income
Institutional Money Market Fund	$34,359
Federal Money Market Fund	33,539

As of October 31, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Distributions Payable	Accumulated Capital and Other Losses	Total Accumulated Earnings/ (Deficit)
Institutional Money Market Fund	$6,539	$(6,326)	$(1)	$212
Federal Money Market Fund	6,817	(6,616)	(4)	197

As of October 31, 2006, the following Funds had net capital loss carry forwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (amounts in thousands):

	Expiration Year
	2013	Total
Institutional Money Market Fund	$1	$1
Federal Money Market Fund	4	4

18

  Supplemental Information
The Victory Portfolios  April 30, 2007

Proxy Voting and Form N-Q Information  (Unaudited)

Proxy Voting:

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and, information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 800-242-9596 and on the SEC's website at http://www.sec.gov.

Availability of Schedules of Investments:

The Trust files its complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the Public Reference Room can be obtained by calling 1-800-SEC-0330.

Expense Examples

As a shareholder of the Funds, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 through April 30, 2007.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expense Paid During Period* 11/1/06-4/30/07	Expense Ratio During Period 11/1/06-4/30/07
Institutional Money Market Fund
Investor Shares	$1,000.00	$1,025.90	$1.86	0.37%
Select Shares	1,000.00	1,024.60	3.11	0.62%
Federal Money Market Fund
Investor Shares	1,000.00	1,025.60	2.11	0.42%
Select Shares	1,000.00	1,024.40	3.36	0.67%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

19

  Supplemental Information — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expense Paid During Period* 11/1/06-4/30/07	Expense Ratio During Period 11/1/06-4/30/07
Institutional Money Market Fund
Investor Shares	$1,000.00	$1,022.96	$1.86	0.37%
Select Shares	1,000.00	1,021.72	3.11	0.62%
Federal Money Market Fund
Investor Shares	1,000.00	1,022.71	2.11	0.42%
Select Shares	1,000.00	1,021.47	3.36	0.67%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Portfolio Holdings

(As a Percentage of Total Investments)

Institutional Money Market Fund	Federal Money Market Fund

20

  Supplemental Information — continued
The Victory Portfolios  April 30, 2007

Trustee and Officer Information  (Unaudited)

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently nine Trustees, all of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 20 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Independent Trustees.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Mr. David Brooks Adcock, 55	Trustee	May 2005	General Counsel, Duke University and Duke University Health System.	Durham Casualty Co., Ltd.

Mr. Nigel D. T. Andrews, 60	Vice Chair and Trustee	August 2002	Retired (since 2001); Managing Director (2000-2001), Internet Capital Group (venture capital); Executive Vice President (1993-2000), GE Capital (financial services).	Chemtura Corporation; Old Mutual plc.

Ms. E. Lee Beard, 55	Trustee	May 2005	Principal Owner (since 2005) The Henlee Group, LLC; President/Owner (since 2003-2005) ELB Consultants; President, Chief Executive Officer and Director (1998-2003) Northeast Pennsylvania Financial Corp. (full service financial services); President, Chief Executive Officer and Director (1993-2003), First Federal Bank (full service financial services).	None.

Ms. Jakki L. Haussler, 49	Trustee	May 2005	Chairman and Chief Executive Officer, Opus Capital Management, Inc. (asset management); Partner (since 2002), Adena Ventures, LP (venture capital); Managing Director (since 2001), Capvest Venture Fund, LP (venture capital).	None.

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The Victory Portfolios  April 30, 2007

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. Frankie D. Hughes, 54	Trustee	March 2000	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management).	None.

Ms. Lyn Hutton, 57	Trustee	March 2002	Executive Vice President and Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003); Vice President and Chief Financial Officer, John D. & Catherine T. MacArthur Foundation (grant making) (June 1998-January 2003).	Chittenden Corporation.

Dr. Thomas F. Morrissey, 72	Trustee	November 1994	Professor (Emeritus since 2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd, 66	Trustee	August 2002	Member, Shepherd Properties, LC and Vincent Shepherd Investments, LC (real estate investments); EMILY's List (political action committee) (2002-2003); U.S. Executive Director (1996-2002), European Bank for Reconstruction and Development.	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson, 62	Chair and Trustee	November 1994	Chief Executive Officer, New Century Living, Inc. (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum, since 2004.	Chair, Old Mutual Advisor Funds II (18 portfolios).

22

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The Victory Portfolios  April 30, 2007

  (Unaudited)

Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. David C. Brown, 34	President	January 2006	Senior Managing Director of the Adviser (since July 2004). Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 2002–July 2004). VP of Global Strategic Planning, Gartmore Global (Prior to February 2002).

Mr. Michael Policarpo II, 32	Vice President	May 2006	Managing Director of the Adviser (since July 2005). Vice President of Finance, Gartmore Global (August 2004–July 2005). CFO, Advisor Services, Gartmore Global (August 2003–August 2004). Corporate Controller Gartmore Global (June 2000–August 2003).

Mr. Christopher K. Dyer, 45	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Mr. Jay G. Baris, 53	Assistant Secretary	December 1997	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato, 38	Treasurer	May 2006	Vice President, Fund Administration, BISYS.

Mr. Andrew Byer, 41	Anti-Money Laundering Compliance Officer	May 2007	Broker-Dealer Chief Compliance Officer, BISYS Fund Services, Inc. (since December 2004); Regional Compliance Advisor, The Huntington Investment Company (November 1999-December 2004).

Mr. Edward J. Veilleux, 63	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002; Director of Deutsche Asset Management from 1987 to 2002.

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The Victory Portfolios  April 30, 2007

  (Unaudited)

Advisory Contract Renewal:

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement"). The Board approved the Agreement on behalf of all of the Funds, at its regular meeting which was called for the purpose of considering the continuation of the Agreement, on November 29-30, 2006, following review of the Agreement and related matters at a meeting on October 25-26, 2006. In determining whether it was appropriate to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by legal counsel to the Funds and by legal counsel to the Independent Trustees with respect to its deliberations. In considering the Agreement, the Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's investment performance as a significant factor in determining whether the Agreement should be continued, and the following additional factors, among others, in evaluating the fairness and reasonableness of the compensation to be paid to the Adviser:

• Services provided under the Agreement;

• Requirements of the Funds for the services provided by the Adviser;

• The quality of the services expected to be provided;

• Fees payable for the services and whether fee arrangements provided for economies of scale benefits to Fund shareholders as the Funds grow;

• Total expenses of each Fund;

• The Adviser's commitments to operating the Funds at competitive expense levels;

• Profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Funds;

• Soft-dollar and other service benefits received by the Adviser, including, sources of revenue to affiliates of the Adviser from the Funds through custodian and administration fees;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between each Fund and the Adviser.

Current management fees were reviewed in the context of the Adviser's profitability on a Fund by Fund basis. In addition, the Board reviewed an analysis prepared by an independent third party, comparing each Fund's expense ratio, advisory fee and performance with comparable mutual funds. Where relevant, the Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts.

The Board reviewed each Fund's performance and expense information against its peers selected from the appropriate category compiled by Strategic Insight. The Board gave careful consideration to the factors and methodology used in the selection of each Fund's peer group.

The Board reviewed the following specific factors with respect each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered, and it is presumed that each Trustee attributed different weights to various factors.

Institutional Money Markey Fund:

With respect to the Institutional Money Market Fund, the Board compared the Fund's 0.200% annual management fee to the average management fee charged to the funds in the Strategic Insight MMF General category and considered the fact that the fee was substantially lower than the average management fee of 0.289% for the category. The Board also compared the Fund's Investor Class annual expense ratio of 0.377% to the average total expense ratio for the category and considered the fact that the Fund's ratio was significantly lower than the category average of 0.701%. The Board then compared the Fund's Investor Class yields for the 30-day and 12-month periods ended July 31, 2006, and the annualized returns for the one-year, three-years, five years and ten-years ended July 31, 2006 to that of the peer group for the same periods and considered the fact that the Fund's performance was in the 70.0 percentile, 70.0 percentile, 70.0 percentile, 60.0 percentile,

24

  Supplemental Information — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

71.5 percentile and 16.7 percentile for each of the periods, respectively, when compared with the performance of the peer group for these periods.

Having concluded, among other things, that the Institutional Money Market Fund's advisory fee and total annual expense ratio were substantially below those of comparable money market funds; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Federal Money Market Fund:

With respect to the Federal Money Market Fund, the Board compared the Fund's 0.249% annual management fee to the average management fee charged to the funds in the Strategic Insight MMF Government/Agency category and considered the fact that the fee was lower than the average management fee of 0.261% for the category. The Board also compared the Fund's Investor Class annual expense ratio of 0.409% to the average total expense ratio for the category and considered the fact that the Fund's ratio was significantly lower than the category average of 0.578%. The Board then compared the Fund's Investor Class yields for the 30-day and 12-month periods ended July 31, 2006, and the annualized returns for the one-year, three-years, five years and ten-years ended July 31, 2006 to that of the peer group for the same periods and considered the fact that the Fund's performance was in the 42.9 percentile, 42.9 percentile, 42.9 percentile, 50.0 percentile, 60.0 percentile and 50.0 percentile for each of the periods, respectively, when compared with the performance of the peer group for these periods.

Having concluded, among other things, that: (1) the Federal Money Market Fund's management fees and total annual expenses were within the range of fees and expenses attributable to comparable mutual funds; and (2) the Fund's performance in each of the periods over the past ten years, except for the five-year period, had been within the upper 50 percentile of its peer group; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

General Conclusions:

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for additional annual periods on the basis of the foregoing review and discussions and the following considerations, among others:

• The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Funds and the comparability of the fees paid to the fees paid by other investment companies;

• The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided by the Adviser in its management of the Funds and the Funds' historic performance, including the success of the Funds in achieving stated investment objectives;

• The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

• The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

• The Adviser's efforts over the past two years to enhance investment results by, among other things, developing new portfolio management teams, committing substantial additional resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

• The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

25

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26

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27

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28

PRSRT STD
U.S. POSTAGE
PAID
Boston, MA
Permit No. 57842

VF-FIMMF-SEMI (4/07)

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

April 30, 2007

Semi Annual Report

Government Reserves Fund

Prime Obligations Fund

Financial Reserves Fund

Tax-Free Money Market Fund

Ohio Municipal Money Market Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Shareholder Letter	3

Financial Statements

Schedules of Portfolio Investments	4

Statements of Assets and Liabilities	24

Statements of Operations	26

Statements of Changes in Net Assets	28

Financial Highlights	32

Notes to Financial Statements	34

Supplemental Information	41

Proxy Voting and Form N-Q Information	41

Expense Examples	41

Portfolio Holdings	42

Trustee and Officer Information	44

Advisory Contract Renewal	47

The Funds are distributed by Victory Capital Advisers Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Gradison Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

The Victory Portfolios

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

1

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2

Letter to Our Shareholders

Fueled by a sharp increase in April, equity returns were solid in the first four months of 2007, with all of the major indices posting positive results. The strength in the U.S. equity market was driven by a combination of better-then-expected earnings growth, abundant liquidity, contained inflation and continued economic growth. Mid-cap stocks outperformed both large- and small-cap equities during the first four months of the year, with large- and mid-cap equities leading small caps over the trailing twelve months ending April 2007. Growth stocks outperformed value in the first part of the year, although value significantly surpassed growth at all market cap levels in 2006.

Fixed income returns through April year to date were modest and variable. The January rally in credit and securitized fixed income was followed by a global sell-off in risk assets at the end of February through mid-March.

Investment fundamentals remain encouraging. The rate of economic growth has moderated to what we believe are sustainable levels — helping to keep inflation in check — and the likelihood of a material slowdown or contraction in growth remains small. And while corporate earnings growth continues to slow, it remains near long-term averages.

At Victory, we continue to aggressively implement our strategic plan for investment management, which is based on three key elements:

1.  Consistent Performance and Investment Quality
Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence
Our approach is simple: communication is complete, honest and straightforward — our goal is no surprises.

3.  Empowerment, Ownership and Accountability
Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

In closing, we continue to appreciate the confidence of our shareholders in the Victory Funds. Please feel free to contact us at 1-800-539-3863 or through our website at www.VictoryConnect.com if you have questions or would like further information.

David C. Brown

President

The Victory Portfolios

3

The Victory Portfolios  Schedule of Portfolio Investments
Government Reserves Fund  April 30, 2007

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
U.S. Government Agency Securities (100.0%)
Federal Farm Credit Bank
5.14% (a), 5/10/07 – 5/11/07	$30,869	$30,827
5.20% (b), 10/1/07 – 3/28/08	60,000	60,000
5.17% (b), 3/19/08	25,000	24,992
5.19% (b), 8/1/08 – 10/6/08	54,395	54,384
Federal Home Loan Bank
5.06% (a), 5/1/07	49,775	49,775
5.13% (a), 5/4/07 – 5/16/07	247,096	246,682
5.12% (a), 5/9/07 – 7/25/07	253,911	253,524
5.20% (b), 6/8/07	75,000	74,997
5.16% (b), 7/30/07	50,000	49,999
5.18% (b), 8/1/07	50,000	50,000
5.32%, 10/5/07	10,000	9,777
5.22%, 11/14/07, Callable 5/14/07@100	10,000	9,999
5.40%, 2/25/08, Callable 5/25/07@100	10,000	10,000
Total Investments (Amortized Cost $924,956) (c) — 100.0%		924,956
Other assets in excess of liabilities — 0.0%		264
NET ASSETS — 100.0%		$925,220

(a)  Rate represents the effective yield at purchase.

(b)  Variable or Floating Rate Security. Rate disclosed is as of 04/30/2007.

(c)  Represents cost for financial reporting and federal income tax purposes.

See notes to financial statements.

4

The Victory Portfolios  Schedule of Portfolio Investments
Prime Obligations Fund  April 30, 2007

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Certificate of Deposit (22.3%)
Abbey National Treasury Services, 5.28%, 6/26/07	$20,000	$20,000
Barclays Bank NY, 5.34%, 8/8/07	25,000	25,000
Citibank NA, 5.30%, 6/14/07	20,000	20,000
Credit Suisse First Boston NY
5.30%, 6/11/07	15,000	15,000
5.30%, 6/14/07	15,000	15,000
HBOS Treasury Services NY, 5.30%, 9/4/07	15,000	15,000
Royal Bank of Canada NY, 5.27% (a), 4/2/08	20,000	19,994
Salvation Army
5.36%, 5/1/07	16,380	16,380
5.36%, 5/1/07	9,300	9,300
UBS AG Stamford, 5.30%, 6/29/07	40,000	40,000
Total Certificate of Deposit (Amortized Cost $195,674)		195,674
Commercial Paper (33.9%)
Amstel Funding Corp.
5.24% (b), 7/19/07 (c)	10,057	9,941
5.23% (b), 7/20/07 (c)	32,000	31,628
Cafco LLC, 5.24% (b), 5/30/07 (c)	40,000	39,831
Chesham Finance LLC, 5.30% (b), 5/1/07 (c)	41,600	41,600
Concentrate Manufacturing Co. of Ireland, 5.29% (b), 5/2/07 (c)	15,400	15,398
Kitty Hawk Funding Corp., 5.26% (b), 5/21/07 (c)	20,000	19,942
Mont Blanc Capital Corp., 5.25% (b), 6/26/07 (c)	41,893	41,551
Parker-Hannifin Corp., 5.25% (b), 5/1/07 (c)	7,000	7,000
Proctor & Gamble International Funding, 5.21% (b), 6/4/07 (c)	8,000	7,961
Rabobank USA Finance Corp., 5.30% (b), 5/1/07	38,000	38,000
Windmill Funding Corp., 5.25% (b), 5/29/07 (c)	30,000	29,877
Wm. Wrigley Jr. Co., 5.16% (b), 8/17/07 (c)	15,500	15,260
Total Commercial Paper (Amortized Cost $297,989)		297,989
Corporate Bonds (37.1%)
Anchor Holdings II LLC, 5.41% (a), 4/15/26	9,800	9,800
Atlas Capital Funding Corp., 5.31% (a), 7/10/07, MTN (c)	30,000	30,000
Atlas Metal Invest Corp, 5.38% (a), 10/1/20	2,140	2,140
Cannon County Hospital LLC, 5.37% (a), 6/1/26, LOC Fifth Third Bank	2,500	2,500
Cheyne Finance LLC
5.29% (a), 5/25/07, MTN (c)	30,000	29,999
5.28% (a), 11/5/07, MTN (c)	16,000	15,998
CIT Group, Inc., 5.58% (a), 9/20/07, MTN	6,140	6,145
Clinic Investment LP, Series 2000, 5.38% (a), 6/1/15	10,590	10,590
Comerica Bank, 5.29% (a), 11/13/07	20,000	19,998
Duncan Oil Co., 5.38% (a), 4/1/16, LOC National City Bank	3,441	3,441
Florence Center Association, 5.45% (a), 12/1/11, LOC Firstar Bank N.A.	850	850
Four Flags Properties, Inc., 5.37% (a), 10/1/28	4,525	4,525
General Electric Capital Corp., 5.41% (a), 6/22/07, MTN	25,000	25,004
Glacier 600 LLC, 5.37% (a), 11/1/16, LOC US Bank N.A.	4,680	4,680
Grasshopper Investments, 5.41% (a), 9/1/24, LOC US Bank N.A. (c)	5,235	5,235

See notes to financial statements.

5

The Victory Portfolios  Schedule of Portfolio Investments — continued
Prime Obligations Fund  April 30, 2007

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Harrier Finance Funding LLC
5.28% (a), 5/25/07, MTN (c)	$10,000	$10,000
5.33% (a), 7/20/07, MTN (c)	20,000	20,001
IBM Corp., 5.35% (a), 6/28/07, MTN	40,000	40,003
Illinois Great River, 5.37% (a), 4/1/34, LOC JP Morgan Chase Bank N.A.	2,420	2,420
J&K Investments of Ohio, 5.41% (a), 10/1/25, LOC Fifth Third Bank	2,095	2,095
Laurel Grocery Co. LLC, 5.41% (a), 12/1/14	1,835	1,835
Liberty Light US Capital, 5.29% (a), 7/2/07, MTN (c)	20,000	19,999
Maruga, Series 1999a, 5.51% (a), 2/1/20, LOC Fifth Third Bank	3,825	3,825
Metal Forming & Coining, 5.38% (a), 7/1/18, LOC National City Bank	5,400	5,400
Mississippi Business Finance Corp., 5.38%, 5/29/07, LOC B.P. Amoco (c)	8,100	8,100
Neltner Properties LLC, 5.41% (a), 12/1/19, LOC Firstar Bank N.A.	3,230	3,230
Richfield Technology Associates LLC, 5.41% (a), 4/1/20, LOC Firstar Bank N.A.	3,455	3,455
Rise, Inc., 5.50% (a), 11/1/22, LOC Wells Fargo Bank N.A.	3,695	3,695
Southwestern Ohio Steel, 5.41% (a), 4/1/08, LOC Firstar Bank N.A.	760	760
Stevenson Photo Color Co., 5.41% (a), 8/1/19	4,320	4,320
Summit Country Day School, Series 2003, 5.41% (a), 11/1/09	5,935	5,935
Surgery Center Financial Corp., 5.38% (a), 4/1/20, LOC National City Bank	4,145	4,145
The C.J. Krehbiel Co., 5.38% (a), 10/1/10, LOC National City Bank	3,795	3,795
Vista Funding Corp., 5.55% (a), 8/1/17, LOC Fifth Third Bank	1,516	1,516
Wisconsin House, 5.32% (a), 5/1/35, LOC M & I Marshall Ilsley Bank	2,455	2,455
Wise Plastics Tech, Inc., 5.37% (a), 6/1/36	7,600	7,600
Total Corporate Bonds (Amortized Cost $325,489)		325,489
Repurchase Agreements (4.9%)
ABN Amro Bank NV, 5.24%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $20,003 collateralized by $20,000 U.S. Government security, 4.34%, 6/1/36, market value $20,328)	20,000	20,000
Bear Stearns & Co., 5.25%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $10,001 collateralized by $10,200 U.S. Government security, 4.50%, 7/1/20, market value $10,162)	10,000	10,000
UBS Warburg, 5.21%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $13,302 collateralized by $13,566 U.S. Government security, 0.00%, 4/15/17 market value $13,566)	13,300	13,300
Total Repurchase Agreements (Amortized Cost $43,300)		43,300
Taxable Municipal Bonds (1.6%)
Florida (0.2%)
Osceola County Housing Finance Authority, Revenue, 5.42% (a), 9/15/35, LOC JP Morgan Chase Bank	2,170	2,170
Kentucky (0.4%)
Walton Industrial Building Revenue, Clarion Manufacturing Corp. of America Project, 5.41% (a), 8/1/17, LOC Fifth Third Bank	3,400	3,400

See notes to financial statements.

6

The Victory Portfolios  Schedule of Portfolio Investments — continued
Prime Obligations Fund  April 30, 2007

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Missouri (0.4%)
State Development Finance Board, Infastructure Facilities Revenue, St. Louis Center, Series B, 5.37% (a), 12/1/20, LOC Firstar Bank	$3,910	$3,910
Tennessee (0.6%)
Franklin Industrial Development Board, Tax Increment Revenue, 5.37% (a), 4/1/30, LOC Fifth Third Bank	5,000	5,000
Total Taxable Municipal Bonds (Amortized Cost $14,480)		14,480
Total Investments (Amortized Cost $876,932) (d) — 99.8%		876,932
Other assets in excess of liabilities — 0.2%		1,407
NET ASSETS — 100.0%		$878,339

(a)  Variable or Floating Rate Security. Rate disclosed is as of 04/30/2007.

(b)  Rate represents the effective yield at purchase.

(c)  Rule 144A or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)  Represents cost for financial reporting and federal income tax purposes.

LLC — Limited Liability Co.

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

See notes to financial statements.

7

The Victory Portfolios  Schedule of Portfolio Investments
Financial Reserves Fund  April 30, 2007

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Certificate of Deposit (20.4%)
Barclays Bank NY, 5.34%, 8/8/07	$15,000	$15,000
Citibank NA, 5.30%, 6/14/07	10,000	10,000
Credit Suisse First Boston NY
5.30%, 6/11/07	10,000	10,000
5.30%, 6/14/07	10,000	10,000
HBOS Treasury Services NY, 5.30%, 9/4/07	10,000	10,000
Royal Bank of Canada NY, 5.27% (a), 4/2/08	10,000	9,997
Salvation Army, 5.36%, 5/1/07	15,000	15,000
UBS AG Stamford, 5.30%, 6/29/07	25,000	25,000
Total Certificate of Deposit (Amortized Cost $104,997)		104,997
Commercial Paper (44.8%)
Amstel Funding Corp., 5.23% (b), 7/20/07 (c)	25,000	24,710
Cafco LLC
5.25% (b), 6/14/07 (c)	8,000	7,949
5.24% (b), 5/22/07 (c)	16,000	15,951
Chesham Finance LLC, 5.30% (b), 5/1/07 (c)	25,000	25,000
Concentrate Manufacturing Co. of Ireland, 5.29% (b), 5/3/07	25,500	25,493
HBOS Treasury Service NY, 5.25% (b), 5/15/07	2,882	2,876
John Deere Capital Corp., 5.23% (b), 5/24/07 (c)	9,600	9,568
Mont Blanc Capital Corp., 5.26% (b), 5/29/07 (c)	25,000	24,898
Paccar Financial Corp., 5.24% (b), 5/3/07	9,000	8,997
Procter & Gamble International Funding, 5.22% (b), 5/18/07 (c)	15,000	14,963
Proctor & Gamble International Funding, 5.21% (b), 6/4/07 (c)	5,000	4,975
Rabobank USA Finance Corp., 5.30% (b), 5/1/07	25,000	25,000
Societe Generale North America, 5.31% (b), 5/1/07	25,000	25,000
Tango Finance Corp., 5.24% (b), 5/23/07 (c)	6,200	6,180
Windmill Funding Corp., 5.25% (b), 5/29/07 (c)	10,000	9,959
Total Commercial Paper (Amortized Cost $231,519)		231,519
Corporate Bonds (25.5%)
Agra Enterprises LLC, 5.41% (a), 9/1/34	3,250	3,250
Antsam Co. Macali's Delux Super Markets, Inc., 5.48% (a), 7/1/22, LOC Banc One Capital Markets	3,050	3,050
Atlas Capital Funding Corp., 5.31% (a), 7/10/07, MTN (c)	10,000	10,000
BF FT Myers/BF South, Inc., 5.37% (a), 11/1/17, LOC Fifth Third Bank	2,600	2,600
Burgess & Niple, 5.36% (a), 9/1/14, LOC National City Bank	2,425	2,425
Calvert Crossing Golf, 5.37% (a), 9/1/29	2,690	2,690
Cheyne Finance LLC
5.29% (a), 5/25/07, MTN (c)	15,000	15,000
5.28% (a), 11/5/07, MTN (c)	5,000	4,999
Cincinnati Hills Christian Academy, Inc., 5.37% (a), 4/1/22, LOC Fifth Third Bank	4,675	4,675
Comerica Bank, 5.29% (a), 11/13/07	20,000	19,998

See notes to financial statements.

8

The Victory Portfolios  Schedule of Portfolio Investments — continued
Financial Reserves Fund  April 30, 2007

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Ellison Surface Technologies, Inc.
5.41% (a), 8/1/23	$2,730	$2,730
5.41% (a), 8/1/23	2,000	2,000
5.41% (a), 8/1/23	2,465	2,465
Fort Mitchell Station Partners, Ltd., 5.41% (a), 2/1/22, LOC Fifth Third Bank	2,055	2,055
General Electric Capital Corp., 5.41% (a), 6/22/07, MTN	10,000	10,002
Harrier Finance Funding LLC, 5.32% (a), 2/19/08, MTN (c)	20,000	19,995
JL Capital One LLC, Series 2002, 5.50% (a), 11/1/12, LOC Old National Bank & Wells Fargo Bank	2,000	2,000
John E. Staten Properties, 5.36% (a), 10/1/21, LOC National City Bank	2,985	2,985
Maruga, Series 1999b, 5.45% (a), 9/1/16, LOC Firstar Bank	965	965
Newport Investment Co. LLC, 5.41% (a), 12/1/22	2,910	2,910
QC Reprographics, Inc., 5.41% (a), 2/1/21, LOC Firstar Bank	1,640	1,640
SGM Funding Corp.
5.45% (a), 7/1/16, LOC Firstar Bank	1,205	1,205
5.41% (a), 6/1/22, LOC Firstar Bank	3,235	3,235
Sharp Electronics, 5.51% (a), 12/1/12, LOC Fifth Third Bank	2,005	2,005
Wagner Moving & Storage, 5.37% (a), 7/1/22, LOC Fifth Third Bank	1,900	1,900
Wright Brothers, Inc, 5.41% (a), 11/1/12	1,840	1,840
YMCA of Greater Cleveland, 5.37% (a), 4/1/25	3,210	3,210
Total Corporate Bonds (Amortized Cost $131,829)		131,829
Repurchase Agreements (8.8%)
ABN Amro Bank NV, 5.24%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $20,003, Collateralized by 20,000 U.S. Government security, 4.34%, 6/1/36, market value $20,328)	20,000	20,000
Bear Stearns & Co., 5.25%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $10,001, Collateralized by 10,204 U.S. Government security, 5.00%, 2/1/37, market value $10,162)	10,000	10,000
UBS Warburg, 5.21%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $15,602, Collateralized by 15,914 U.S. Government security, 0.00%, 1/15/18, market value $15,914)	15,600	15,600
Total Repurchase Agreements (Amortized Cost $45,600)		45,600
Taxable Municipal Bonds (0.7%)
New Mexico (0.3%)
Albuquerque Industrial Revenue, Ktech Corp. Project, 5.40% (a), 11/1/22, LOC Wells Fargo Bank	1,600	1,600
New York (0.2%)
State Housing Finance Agency Revenue, 5.31% (a), 5/15/31, FNMA	920	920

See notes to financial statements.

9

The Victory Portfolios  Schedule of Portfolio Investments — continued
Financial Reserves Fund  April 30, 2007

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Texas (0.2%)
Splendora Higher Education Facilities Corp., Series B, 5.40% (a), 12/1/26, LOC Wells Fargo Bank	$925	$925
Total Taxable Municipal Bonds (Amortized Cost $3,445)		3,445
Total Investments (Amortized Cost $517,390) (d) — 100.2%		517,390
Liabilities in excess of other assets — (0.2)%		(910)
NET ASSETS — 100.0%		$516,480

(a)  Variable or Floating Rate Security. Rate disclosed is as of 04/30/2007.

(b)  Rate represents the effective yield at purchase.

(c)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)  Represents cost for financial reporting and federal income tax purposes.

FNMA — Insured by Federal National Mortgage Association

LLC — Limited Liability Co.

LOC — Letter of Credit

MTN — Medium Term Note

See notes to financial statements.

10

The Victory Portfolios  Schedule of Portfolio Investments
Tax-Free Money Market Fund  April 30, 2007

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (95.1%)
Alaska (1.1%)
Valdez Marine Terminal Revenue, BP Pipelines, Inc. Project 4.10% (a), 7/1/37	$1,200	$1,200
Series A 4.10% (a), 6/1/37	1,100	1,100
Series B 4.10% (a), 7/1/37	1,975	1,975
		4,275
Arizona (1.9%)
Cochise County Pollution Control Corp. Solid Waste Disposal Revenue, 3.73% (a), 9/1/24, AMT	7,200	7,200
Colorado (1.8%)
Commerce City, Northern Infrastructure General Improvement, GO, 3.97% (a), 12/1/28, LOC U.S. Bank N.A.	5,000	5,000
Moffat County Pollution Control Revenue, Pacificorp Projects, 4.10% (a), 5/1/13, AMBAC, SPA JP Morgan Chase Bank	1,800	1,800
		6,800
Florida (4.9%)
Brevard County Health Facilities Authority Revenue, Health First, Inc. Project, 4.05% (a), 8/1/14, LOC Suntrust Bank	1,900	1,900
Brevard County Health Facilities Authority Revenue, Wuesthoff Health Systems Income Project, 3.96% (a), 1/1/34, LOC Suntrust Bank	4,500	4,500
Jacksonville Health Facilities Authority Hospital Revenue, Series A, 4.05% (a), 8/15/33, LOC Bank of America N.A.	1,200	1,200
Miami Health Facilities Authority Revenue, Jewish Home & Hospital Project, 3.96% (a), 8/1/26, LOC Suntrust Bank	1,600	1,600
Orange County Health Facilities Authority Revenue, Orlando Regional Healthcare Series B 4.05% (a), 10/1/41, FGIC, SPA Dexia Credit Local	2,575	2,575
Series A-1 4.10% (a), 10/1/41, FSA, SPA Dexia Credit Local	2,800	2,800
Pinellas County Educational Facilities Authority Revenue, Shorecrest Prep School Project, 3.93% (a), 7/1/20, LOC Suntrust Bank	2,600	2,600
Pinellas County Health Facilities Authority Revenue, Bayfront Hospital, Series A, 4.05% (a), 7/1/36, LOC Suntrust Bank	1,710	1,710
		18,885
Georgia (5.7%)
De Kalb County Hospital Authority Revenue Anticipation Certificates, De Kalb Medical Center Income Project, 3.96% (a), 9/1/35, LOC Suntrust Bank	1,760	1,760

See notes to financial statements.

11

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2007

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Fulton County Development Authority Revenue, Galloway Schools Income Project, 3.96% (a), 7/1/22, LOC Suntrust Bank	$6,705	$6,705
Fulton County Development Authority Revenue, Holy Innocents School Project, 3.96% (a), 2/1/18, LOC Suntrust Bank	2,020	2,020
Fulton County Development Authority Revenue, Pace Academy, Inc. Project, 3.95% (a), 7/1/18, LOC Bank of America N.A.	2,610	2,610
Fulton County Development Authority Revenue, Westminster Schools Income Project, 3.96% (a), 11/1/28, LOC Suntrust Bank	3,600	3,600
Macon-Bibb County Hospital Authority Revenue, Central Health, 4.05% (a), 5/1/30, LOC Suntrust Bank	1,550	1,550
Thomasville Hospital Authority Revenue, Anticipation Certificates, JD Archbold, 3.96% (a), 11/1/23, LOC Suntrust Bank	3,800	3,800
		22,045
Illinois (8.3%)
Development Finance Authority Revenue, Derby Industries, Inc. Project, 4.20% (a), 12/1/11, LOC Fifth Third Bank, AMT	1,200	1,200
Development Finance Authority, IDR, Industrial Steel Construction, Inc. Project, 4.20% (a), 7/15/23, LOC Bank One N.A., AMT	3,110	3,110
Development Finance Authority, Solid Waste Disposal Revenue, Develgroup LLC Project, Series A, 4.08% (a), 1/1/21, LOC Bank One N.A., AMT	1,750	1,750
Finance Authority Revenue, YMCA Metro Chicago Project, 3.93% (a), 6/1/34, LOC Harris Trust & Savings Bank	5,000	5,000
Galesburg, Knox College Project, 3.96% (a), 3/1/31, LOC LaSalle National Bank N.A.	5,000	5,000
Glendale Heights, IDR, Hudapack Metal Project, 4.20% (a), 9/1/18, LOC Bank One Wisconsin, AMT	2,065	2,065
Hanover Park, IDR, Spectra-Tech, Inc. Project, 4.10% (a), 8/1/17, LOC Harris Trust & Savings Bank, AMT	965	965
Health Facilities Authority Revenue, Blessing Hospital, Series B, 3.98% (a), 11/15/29, FSA, SPA Bank One Illinois N.A.	5,700	5,700
International Port District Revenue, 4.02% (a), 1/1/23, LOC LaSalle National Bank N.A.	2,000	2,000
Upper Illinois River Valley Development Authority Revenue, Advanced Flexible Project, 4.07% (a), 6/1/25, LOC ABN AMRO Bank, AMT	1,640	1,640
West Chicago, IDR, Liquid Container Project, 3.94% (a), 3/1/15, LOC Bank of America N.A.	1,000	1,000
Will County Exempt Facilities Revenue, BP Amoco Chemical Project, 4.13% (a), 7/1/32, Guaranty Agreement BP PLC, AMT	1,350	1,350

See notes to financial statements.

12

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2007

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Yorkville, IDR, Wheaton & Co., Inc. Project, 4.20% (a), 4/1/16, LOC Bank One N.A., AMT	$1,400	$1,400
		32,180
Indiana (6.3%)
Elkhart County, EDR, Hinsdale Farms Ltd. Project, 4.20% (a), 10/1/17, LOC Bank One N.A., AMT	2,185	2,185
Fort Wayne, EDR, PHD, Inc. Project, 4.20% (a), 5/1/15, LOC Wells Fargo Bank N.A., AMT	2,000	2,000
Greenwood, IDR, Jacks Investments LLC Project, 4.20% (a), 2/1/16, LOC Bank One Indianapolis, AMT	1,000	1,000
Hammond Pollution Control Revenue, Amoco Oil Co. Project, 4.10% (a), 2/1/22	920	920
Health Facilities Financing Authority Revenue, Crossroads Rehabilitation Center Project, 4.03% (a), 7/1/24, LOC Bank One N.A.	1,925	1,925
Municipal Power Agency, Power Supply Systems Revenue, Series A, 3.98% (a), 1/1/18, LOC Dexia Credit Local	5,710	5,710
Noblesville, Rivers Edge Apartments Project, 4.15% (a), 7/1/22, LOC Bank One Indianapolis	2,400	2,400
State Development Finance Authority Revenue, EDR, Bhar Associates, Inc. Project, 4.20% (a), 8/1/16, LOC Bank One Indiana N.A., AMT	1,285	1,285
State Development Finance Authority Revenue, Educational Facilities, Model Aeronautics, 4.15% (a), 1/1/21, LOC Bank One Indiana N.A.	3,200	3,200
State Educational Facilities Authority Revenue, University of Evansville, Series B, 3.95% (a), 12/1/29, LOC Fifth Third Bank	3,925	3,925
		24,550
Iowa (1.8%)
Urbandale, IDR, Interstate Acres LP, 4.07% (a), 12/1/14, LOC Principal Mutual	6,000	6,000
West Des Moines Revenue, Woodgrain Millwork Income Project, 4.12% (a), 4/1/10, LOC Wells Fargo Bank N.A., AMT	865	865
		6,865
Kentucky (4.2%)
Covington, Industrial Building Revenue, St. Charles Center, Inc., 4.00% (a), 11/1/13, LOC U.S. Bank N.A.	1,865	1,865
Crestview Hill Industrial Building Revenue, Thomas Moore College Project, 4.00% (a), 11/1/26, LOC Fifth Third Bank	4,030	4,030
Dayton Industrial Building Revenue, Woodcraft Manufacturing Co., Inc. Project, 4.25% (a), 5/1/17, LOC Fifth Third Bank	430	430

See notes to financial statements.

13

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2007

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Economic Development Finance Authority, Hospital Facilities Revenue, Highland Regional Project, Series A, 4.05% (a), 8/1/13, LOC U.S. Bank N.A.	$4,100	$4,100
Kenton County Industrial Building Revenue, Baptist Convalescent Center, 4.04% (a), 7/1/18, LOC Fifth Third Bank	2,200	2,200
Lexington-Fayette Urban County Government Industrial Building Revenue, LTS Housing Corp., Inc. Project, 4.01% (a), 11/1/28, LOC National City Bank	2,960	2,960
Somerset, Industrial Building Revenue, Glen Oak Lumber & Mining, 4.20% (a), 4/1/11, LOC Bank One Milwaukee N.A., AMT	765	765
		16,350
Maryland (0.8%)
Montgomery County Economic Development Revenue, Sandy Spring Friends School Facility, 3.96% (a), 9/1/34, LOC Suntrust Bank	2,940	2,940
Michigan (9.5%)
Dearborn Economic Development Corp. Revenue, Henry Ford Village, 4.00% (a), 10/1/23, LOC Comerica Bank	8,000	8,000
Jackson County Economic Development Corp., Melling Tool Co. Project, 4.09% (a), 8/1/18, LOC Comerica Bank, AMT	4,585	4,585
State Hospital Finance Authority Revenue, Southwestern Rehab, 4.00% (a), 6/1/35, LOC Fifth Third Bank	5,060	5,060
State Strategic Fund Limited Obligation Revenue, Agape Plastics, Inc. Project, 4.20% (a), 11/1/28, LOC Bank One Michigan, AMT	1,500	1,500
State Strategic Fund Limited Obligation Revenue, Livonia Tool, Inc. Project, 4.09% (a), 3/1/26, LOC Comerica Bank, AMT	4,000	4,000
State Strategic Fund Limited Obligation Revenue, Non-Ferrous Cast Alloys Project, 4.20% (a), 3/1/19, LOC Bank One Michigan, AMT	1,000	1,000
State Strategic Fund Limited Obligation Revenue, Oak Industrial Drive Project, 4.09% (a), 11/1/33, LOC Comerica Bank, AMT	4,525	4,525
State Strategic Fund Limited Obligation Revenue, Sacred Heart Rehab Center Project, 3.98% (a), 3/1/37, LOC Fifth Third Bank	8,230	8,230
		36,900
Minnesota (1.0%)
Buffalo, IDR, Ekon Powder Coating Project, 4.12% (a), 3/1/17, LOC Wells Fargo Bank N.A., AMT	1,390	1,390
New Brighton, IDR, Donatelle Holdings Project, 4.12% (a), 5/1/12, LOC Wells Fargo Bank N.A., AMT	1,675	1,675

See notes to financial statements.

14

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2007

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Red Wing Port Authority, IDR, D.L. Ricci Corp. Project, 4.12% (a), 10/1/20, LOC Wells Fargo Bank N.A., AMT	$820	$820
		3,885
Mississippi (1.2%)
Blue Mountain, IDR, Blue Mountain Production Co. Project, 4.10% (a), 10/1/08, LOC Harris Trust & Savings Bank, AMT	1,600	1,600
Jackson County Port Facility Revenue, Chevron USA, Inc. Project, 4.04% (a), 6/1/23	3,200	3,200
		4,800
Missouri (10.1%)
Bi-State Development Agency, Metrolink District Revenue, Metrolink Cross County Project, 3.92% (a), 10/1/32, FSA, SPA Westdeutsche Landesbank AG	11,000	11,000
Kansas City, IDR, Century Avenue Association, 3.85% (a), 12/1/11, LOC Bank of America, AMT	4,900	4,900
St. Charles County Industrial Development Authority Revenue, Cedar Ridge Project, 3.95% (a), 5/15/31, FNMA	11,280	11,280
State Health & Educational Facilities Authority Revenue, Demand-Barnes Hospital Project, 3.91% (a), 12/1/15, LOC JP Morgan Chase Bank	10,250	10,250
State Health & Educational Facilities Authority Revenue, Washington University, Series B, 4.10% (a), 9/1/30, LOC GO of INSTN, SPA Morgan Guaranty Trust	1,755	1,755
		39,185
Montana (1.1%)
State Board of Investment Ltd. Obligation, Gainey Foundation, 3.99% (a), 9/1/14, LOC Comerica Bank	4,245	4,245
New Hampshire (1.3%)
Manchester Housing Authority Multifamily Revenue, Wall Street Tower, Series A, 4.00% (a), 6/15/15, LOC PNC Bank N.A.	5,225	5,225
North Carolina (2.2%)
Capital Facilities Finance Agency Student Revenue, Fayetteville University, 3.95% (a), 11/1/33, LOC Wachovia Bank N.A.	2,900	2,900
Capital Facilities Finance Agency, Educational Facilities Revenue, Catawba College, 3.95% (a), 10/1/31, LOC Wachovia Bank N.A.	5,800	5,800
		8,700
Ohio (5.3%)
Butler County, GO, BAN, Road Improvement, 4.50%, 8/10/07	1,000	1,002
Cambridge Hospital Facilities Revenue, Regional Medical Center Project, 3.96% (a), 12/1/21, LOC National City Bank	1,900	1,900

See notes to financial statements.

15

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2007

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Cuyahoga County, Hospital Facilities Revenue, Sisters Charity Health Systems, 3.96% (a), 11/1/30, LOC National City Bank	$6,400	$6,400
Green Healthcare Revenue, Greater Akron-Canton Project, 4.06% (a), 7/1/19, LOC National City Bank	1,300	1,300
Hamilton County EDR, Aronoff Center of Arts Project, 3.98% (a), 4/1/20, LOC Fifth Third Bank	1,780	1,780
Mount Healthy City Shcool District, School Contruction, GO, BAN, 4.25%, 4/3/08	5,000	5,024
Osnaburg Local School District, School Facilities Construction, GO, BAN, 4.75%, 7/31/07	2,952	2,959
		20,365
Oklahoma (1.1%)
Tulsa County Industrial Authority Revenue, First Mortgage, Montercau, Series A, 4.10% (a), 7/1/32, LOC BNP Paribas	3,125	3,125
Tulsa Industrial Authority Revenue, University of Tulsa, Series B, 3.96% (a), 10/1/26, MBIA, SPA Dexia Credit Local	1,000	1,000
		4,125
Pennsylvania (4.4%)
Benzinger Township Hospital Authority, Elk Regional Health System, 3.94% (a), 12/1/30, LOC PNC Bank N.A.	1,400	1,400
Erie County Hospital Authority, Mercy Terrace Project, 3.97% (a), 8/1/18, LOC Chase Bank Of Texas N.A.	1,545	1,545
Huntingdon County General Authority College Revenue, Juniata College Project, Series A, 3.94% (a), 5/1/26, LOC PNC Bank N.A.	9,415	9,415
Luzerne County, IDR, YMCA Wilkes-Barre Project, 3.97% (a), 10/1/31, LOC PNC Bank N.A.	4,640	4,640
		17,000
South Carolina (2.5%)
Berkeley County Pollution Control Facilities Revenue, Amoco Chemical Co. Project, 4.10% (a), 7/1/12	1,550	1,550
Jobs Economic Development Authority Revenue, Sister of Charity Hospitals, 3.96% (a), 11/1/32, LOC Wachovia Bank N.A.	8,200	8,200
		9,750
Tennessee (2.4%)
Metropolitan Government, Nashville & Davidson County Health and Educational Facilities Board Revenue, Blakeford Green Hills, 3.98% (a), 7/1/16, LOC Fifth Third Bank	4,560	4,560
Montgomery County Public Building Authority, Pooled Financing Revenue, 4.04% (a), 7/1/34, LOC Bank of America N.A.	2,600	2,600

See notes to financial statements.

16

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2007

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Sumner County, School Capital Outlay, Series B, 3.95% (a), 6/1/07, LOC Suntrust Bank	$2,100	$2,100
		9,260
Texas (3.7%)
Gulf Coast Industrial Development Authority, Exempt Facilities Industrial Revenue, BP Global Power Corp. Project, 4.13% (a), 4/1/38, AMT	1,510	1,510
North Central Health Facility Development Corp. Revenue, Methodist Hospitals of Dallas, Series B, 4.10% (a), 10/1/15, MBIA, SPA Dexia Credit Local	3,000	3,000
State, TRAN, 4.50%, 8/31/07	10,000	10,030
		14,540
Utah (1.6%)
Emery County Pollution Control Revenue, Pacificorp Project, 3.93% (a), 7/1/15, LOC BNP Paribas	2,400	2,400
Salt Lake County Pollution Control Revenue, Service Station Holdings Project, 4.10% (a), 2/1/08, Guaranty Agreement BP PLC	3,615	3,615
		6,015
Virginia (1.5%)
Alexandria Industrial Development Authority Revenue, Goodwin House, 4.03% (a), 10/1/35, LOC Wachovia Bank N.A.	6,000	6,000
West Virginia (2.2%)
Weirton Municipal Hospital Building, Commission Hospital Revenue, Weirton Medical Center, Inc., 3.94% (a), 12/1/31, LOC PNC Bank N.A.	8,715	8,715
Wisconsin (7.2%)
Ashland School District, TRAN, 3.75%, 8/30/07	4,300	4,301
Bonduel School District, TRAN, 3.75%, 8/24/07	1,200	1,200
Evansville, IDR, Stoughton Trailers, Inc., 4.20% (a), 12/1/08, LOC Bank One Milwaukee N.A., AMT	5,980	5,980
Fitchburg, IDR, 4.20% (a), 12/1/18, LOC Bank One Wisconsin, AMT	1,660	1,660
Fort Atkinson, IDR, Lorman Iron & Metal, 4.35% (a), 12/1/11, LOC Bank One N.A., AMT	760	760
Health & Educational Facilities Authority Revenue, Three Pillars Senior Living, Series B, 3.93% (a), 8/15/34, LOC JP Morgan Chase Bank	790	790
Lawrence, IDR, R. Lewis & R. Lewis LLC Project, 4.20% (a), 8/1/27, LOC Bank One N.A., AMT	1,000	1,000
Northland Pines School District, TRAN, 3.70%, 10/9/07	5,000	5,002
River Falls, IDR, Quadion Corporate Project, 4.07% (a), 11/1/14, LOC U.S. Bank, AMT	955	955
Rolling, IDR, Kretz Lumberg, Inc. Project, 4.20% (a), 11/1/11, LOC Bank One Wisconsin, AMT	2,410	2,410

See notes to financial statements.

17

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2007

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Two Rivers Public School District, TRAN, 3.70%, 9/28/07	$4,000	$4,001
		28,059
Total Municipal Bonds (Amortized Cost $368,859)		368,859
Commercial Paper (6.0%)
District of Columbia (0.4%)
District of Columbia, TECP, 3.80%, 5/17/07, LOC Bank of America	1,500	1,500
Florida (1.0%)
Jacksonville Health, TECP, 3.80%, 5/17/07, LOC Bank of America	3,900	3,900
Illinois (2.6%)
Educational Facility, TECP, 3.80%, 7/17/07, LOC Northern Trust	10,000	10,000
Tennessee (2.0%)
State School Building, TECP, 3.83%, 6/7/07	8,000	8,000
Total Commercial Paper (Amortized Cost $23,400)		23,400
Investment Companies (0.1%)
AIM Tax Free Money Market Fund, 3.66%(b)	344,289	344
Total Investment Companies (Amortized Cost $344)		344
Total Investments (Amortized Cost $392,603) (c) — 101.2%		392,603
Liabilities in excess of other assets — (1.2)%		(4,537)
NET ASSETS — 100.0%		$388,066

(a)  Variable or Floating Rate Security. Rate disclosed is as of 04/30/2007.

(b)  Rate disclosed is the 1 day yield as of 04/30/2007.

(c)  Represents cost for financial reporting and federal income tax purposes.

AMBAC — Insured by American Municipal Bond Insurance Corp.

AMT — Subject to alternative minimum tax

BAN — Bond Anticipation Note

EDR — Economic Development Revenue

FGIC — Insured by Financial Guaranty Insurance Co.

FNMA — Insured by Federal National Mortgage Association

FSA — Insured by Federal Security Assurance

GO — General Obligation

IDR — Industrial Development Revenue

LLC — Limited Liability Co.

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Insured by Municipal Bond Insurance Organization

PLC — Public Liability Co.

SPA — Standby Purchase Agreement

TECP — Tax-Exempt Commercial Paper

TRAN — Tax and Revenue Anticipation Note

See notes to financial statements.

18

The Victory Portfolios  Schedule of Portfolio Investments
Ohio Municipal Money Market Fund  April 30, 2007

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.5%)
Florida (0.2%)
Higher Educational Facilities Financial Authority Revenue, Flagler College, 3.96% (a), 12/1/35, LOC Suntrust Bank	$800	$800
Ohio (99.3%)
Adams County, Valley Local School District, School Improvement, GO, BAN, 4.40%, 5/15/07	5,000	5,001
Ashland Water Systems Improvement Notes, GO, 4.25%, 10/18/07	2,400	2,406
Athens County, Port Authority Housing Revenue, Housing for Ohio Income Project, 4.00% (a), 6/1/32, LOC Wachovia Bank N.A.	15,300	15,300
Blue Ash, GO, BAN, 4.00%, 11/13/07	1,000	1,002
Bowling Green City School District, School Facilities Construction, GO, BAN, 4.25%, 6/19/07	7,200	7,206
Bowling Green, IDR, Lamson & Sessions Project, 4.00% (a), 8/1/09, LOC Harris Trust & Savings Bank, AMT	600	600
Butler County Revenue, Lakota Family YMCA, 3.94% (a), 5/1/27, LOC PNC Bank N.A.	2,100	2,100
Butler County, Limited Tax, GO, BAN Series C 4.50%, 9/20/07	2,750	2,759
4.50%, 9/20/07, AMT	1,000	1,003
Clark County, GO, BAN, 3.83%, 11/14/07	6,640	6,648
Clermont County, Health Care Facilities Revenue, S.E.M. Haven, Inc. Project, 3.98% (a), 11/1/25, LOC Fifth Third Bank	1,405	1,405
Clermont County, IDR, Buriot International Income Project, 3.99% (a), 6/1/17, LOC Lasalle Bank N.A., AMT	2,785	2,785
Cleveland Airport System Revenue, Series D, 4.02% (a), 1/1/27, LOC Westdeutsche Landesbank AG, AMT	23,260	23,260
Cleveland-Cuyahoga County, Port Authority Revenue, CBT Project, 4.09% (a), 6/1/31, LOC Charter One Bank N.A.	1,800	1,800
Columbus Sewer Revenue, 3.91% (a), 6/1/11, Liquidity Support Provided by City of Columbus	4,800	4,800
Columbus, GO, Series 1, 3.88% (a), 6/1/16, SPA Westdeutsche Landesbank	1,500	1,500
Coshocton County, Health Care Facilities Revenue, Hartville Homes, Inc. Project, 4.15% (a), 9/1/20, LOC Bank One N.A.	2,175	2,175
Coshocton County, Memorial Hospital Project Revenue, 4.15% (a), 3/1/17, LOC Bank One Columbus N.A.	2,135	2,135
Cuyahoga County, Health Care Facilities Revenue, Jennings Center Older Project, 4.00% (a), 11/1/23, LOC Fifth Third Bank	2,400	2,400
Cuyahoga County, IDR, Horizon Activities Centers Project, 4.06% (a), 7/1/25, LOC U.S. Bank N.A.	935	935
Cuyahoga County, IDR, Landerhaven Executive Project, 4.08% (a), 12/1/08, LOC U.S. Bank N.A., AMT	1,095	1,095
Cuyahoga County, IDR, Progressive Plastics Project, 4.35% (a), 11/1/13, LOC Bank One Columbus N.A., AMT	595	595

See notes to financial statements.

19

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Money Market Fund  April 30, 2007

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Cuyahoga County, IDR, Watt Printing Co. Project, 4.11% (a), 4/1/16, LOC National City Bank, AMT	$1,440	$1,440
Eastlake, IDR, Astro Model Development Project, 4.20% (a), 9/1/16, LOC National City Bank, AMT	1,120	1,120
Englewood, IDR, YMCA Dayton Project, Series A, 4.15% (a), 3/1/27, LOC Bank One N.A.	3,695	3,695
Erie County, Health Care Facilities Revenue, Series B, 3.97% (a), 10/1/21, LOC Bank One N.A.	4,005	4,005
Forest Park, BAN, 4.27%, 12/27/07	1,250	1,254
Franklin County, EDR, Columbus Electric Funded Project, 3.95% (a), 4/1/21, LOC Bank One N.A.	1,330	1,330
Franklin County, Health Care Facilities Revenue, 4.06% (a), 11/1/19, LOC National City Bank	1,760	1,760
Franklin County, Hospital Revenue, Children's Hospital Project, Series B, 4.05% (a), 12/1/14, SPA Bank One Columbus N.A.	6,200	6,200
Franklin County, Multifamily Revenue, Golf Pointe Apartments Project, Series A, 3.99% (a), 1/1/34, LOC Lasalle National Bank, AMT	2,785	2,785
Franklin County, Multifamily Revenue, Hanover Ridge Apartments, 3.99% (a), 12/15/30, FNMA, AMT	1,450	1,450
Geauga County, Health Care Facilities Revenue, Montefiore Housing Corp. Project, 4.04% (a), 1/1/26, LOC Fifth Third Bank	5,145	5,145
Grove City, Multifamily Revenue, Regency Arms Apartments, 4.02% (a), 6/15/30, FNMA, AMT	11,070	11,070
Hamilton County, EDR, Boys/Girls Club, Inc. Project, 3.97% (a), 12/1/28, LOC PNC Bank N.A.	2,350	2,350
Hamilton County, EDR, Samuel W. Bell Home Project, 3.95% (a), 4/1/22, LOC U.S. Bank N.A.	2,710	2,710
Hamilton County, Health Care Facilites Revenue, Sisters of Charity Senior Care, 3.97% (a), 8/1/27, LOC Fifth Third Bank	3,945	3,945
Hamilton Real Estate, GO, BAN, 3.80%, 9/14/07	855	855
Hamilton, GO, BAN, 4.50%, 9/14/07	3,000	3,009
Hilliard, IDR, National Sign, 4.20% (a), 12/1/19, LOC Bank One N.A., AMT	2,045	2,045
Huron County, IDR, American Baler Project, 4.07% (a), 4/1/11, LOC Bank One Indianapolis, AMT	650	650
Lancaster Street Improvement, GO, BAN, 4.25%, 10/17/07	1,000	1,003
Leipsic, IDR, Patrick Products, Inc. Project, 4.20% (a), 6/1/11, LOC Bank One N.A., AMT	2,280	2,280
Licking County, Career & Technology Education Centers, School Facilities Construction, GO, BAN, 4.50%, 9/12/07	1,100	1,103
Lorain County, IDR, Malt Properties Ltd. Project, 4.08% (a), 4/1/34, LOC Bank One N.A., AMT	5,084	5,084
Lucas County, IDR, American Capital Properties, 4.06% (a), 10/1/18, LOC National City Bank, AMT	3,405	3,405
Mason, IDR, Crane Plastics Co., 4.02% (a), 2/1/33, LOC U.S. Bank N.A., AMT	4,000	4,000
Mason, Park & Recreation Improvement, GO, BAN, 4.25%, 6/21/07	1,925	1,927
Mentor, Street Improvement, GO, BAN, 4.50%, 9/14/07	2,500	2,508

See notes to financial statements.

20

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Money Market Fund  April 30, 2007

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Mercer County, Healthcare Facilities Revenue, Grand Lake Cancer Center, Series A, 3.98% (a), 4/1/23, LOC Fifth Third Bank	$2,355	$2,355
Miami East Local School District, School Construction, GO, BAN, 4.13%, 6/7/07	2,000	2,001
Monroe County, Income Tax Corridor 75, 4.00% (a), 12/1/18, LOC Bank of Montreal & Provident Bank	2,000	2,000
Montgomery County, EDR, Benjamin & Marian Project, Series B, 4.01% (a), 8/1/16, LOC National City Bank	5,730	5,730
Montgomery County, IDR, Citywide Development Corp. Project, 4.20% (a), 12/1/13, LOC Bank One Dayton N.A., AMT	1,395	1,395
Montgomery County, IDR, Town Centers Ltd. Partner Project, 4.00% (a), 11/15/16, LOC National City Bank	1,630	1,630
Montgomery County, Multifamily Housing Revenue, Cambridge Commons Apartments, Series A, 4.02% (a), 4/1/38, LOC FHLB	4,125	4,125
Ohio State University, General Receipts, 3.94% (a), 12/1/26, FSA, SPA Dexia Bank	2,400	2,400
Olmsted Falls, Fire Station Improvement, BAN, 3.90%, 10/18/07	1,330	1,331
Parma Heights, Street Improvement, BAN, 3.70%, 9/20/07	784	784
Parma Heights, Street Improvement, Series 2, BAN, 3.80%, 9/20/07	296	296
Paulding County, Solid Waste Disposal Revenue, Lafarge Corp. Project, 4.13% (a), 8/1/26, LOC Bayerische Landesbank, AMT	1,525	1,525
Portage County, Health Care Facilities Revenue, Coleman Professional Services, 4.15% (a), 12/1/22, LOC Bank One N.A.	3,575	3,575
Reading, IDR, General Tool Co. Project, 4.05% (a), 3/1/08, LOC Bank of Montreal & Provident Bank, AMT	595	595
Shaker Heights, City School District, Building & Facilities Improvement, BAN, 4.25%, 6/14/07	1,900	1,902
Solon, IDR, JTM Products, Inc. Project, 4.06% (a), 6/1/21, LOC National City Bank, AMT	2,815	2,815
State Air Quality Development Authority Revenue, AK Steel, Series A, 4.04% (a), 6/1/24, LOC ABN AMRO Bank, AMT	9,000	9,000
State Air Quality Development Authority Revenue, Pollution Control, Ohio Edison, Series C, 4.10% (a), 6/1/23, LOC Wachovia Bank N.A.	1,730	1,730
State Higher Educational Facility Commission Revenue, Malone College, 4.01% (a), 4/1/09, LOC National City Bank	6,000	6,000
State Higher Educational Facility Commission Revenue, Pooled Financing, 3.95% (a), 12/1/16, LOC Fifth Third Bank	570	570
State Higher Educational Facility Commission Revenue, Wilmington College, 4.15% (a), 10/1/11, LOC Fifth Third Bank	1,275	1,275
State Housing Finance Agency, Mortgage Revenue, Residential Mortgage, Series B2, 3.91% (a), 9/1/35, FHA, SPA FHLB	7,490	7,490
State Housing Finance Agency, Mortgage Revenue, Residential Mortgage, 4.01% (a), 9/1/35, GNMA, SPA FHLB	2,200	2,200
State Solid Waste Revenue, BP Chemical, Inc. Project, 4.12% (a), 8/1/34, AMT	5,350	5,350
State Solid Waste Revenue, BP Exploration & Oil Project 4.12% (a), 2/1/33, AMT	7,000	7,000
4.12% (a), 8/1/34, AMT	3,190	3,190
4.12% (a), 8/1/34, AMT	350	350

See notes to financial statements.

21

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Money Market Fund  April 30, 2007

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
State Solid Waste Revenue, BP Products North America 4.12% (a), 8/1/34, AMT	$15,215	$15,215
4.12% (a), 8/1/34, AMT	4,820	4,820
State Solid Waste Revenue, BP Products North America, Series B, 4.12% (a), 8/1/34, AMT	2,115	2,115
State Water Development Authority, Pollution Control Facilities Revenue, First Energy General Corp., Series A, 4.04%, 5/15/19, LOC Barclays Bank PLC	30,770	30,770
State Water Development Authority, Pollution Control Facilities Revenue, First Energy Nuclear, Series C, 3.97% (a), 6/1/33, LOC Wachovia Bank N.A., AMT	15,000	15,000
State Water Development Authority, Pollution Control Facilities Revenue, Ohio Edison Co. Project, Series B, 4.12% (a), 9/1/18, AMT, LOC Wachovia Bank N.A.	11,080	11,080
Summit County Revenue, Neighborhood Development Corp., 4.06% (a), 6/1/24, LOC National City Bank	1,000	1,000
Summit County, IDR, Atlas Steel Project, 4.11% (a), 6/1/10, LOC National City Bank, AMT	1,450	1,450
Summit County, IDR, Delco Corp. Project, 4.16% (a), 6/1/16, LOC National City Bank, AMT	210	210
Summit County, IDR, Fiocca, Inc. Project, 4.05% (a), 6/1/16, LOC Fifth Third Bank, AMT	1,435	1,435
Summit County, IDR, VMS Development Project, 4.06% (a), 7/1/18, LOC National City Bank, AMT	2,125	2,125
Trumbull County, IDR, 4.35% (a), 10/1/19, LOC Bank One Columbus N.A., AMT	1,930	1,930
Warren County, IDR, Lindsey Steel Processing, 4.05% (a), 8/1/07, LOC US Bank N.A., AMT	455	455
Wauseon Exempt Village School District, School Construction, GO, BAN, 4.16%, 5/10/07	15,000	15,002
Wayne County, Health Care Facilities Revenue, West View Manor Project, 3.97% (a), 9/1/21, LOC Fifth Third Bank	3,850	3,850
Westerville Electric System Improvement Notes, GO, 4.50%, 9/20/07	1,575	1,580
Westlake, IDR, Logan Westlake Project, 4.11% (a), 6/1/16, LOC Fifth Third Bank, AMT	1,050	1,050
Wood County, IDR, Jerl Machine Project, 4.05% (a), 9/1/16, LOC Fifth Third Bank, AMT	680	680
Woodlawn, EDR, Goodwill Industrial Project 3.95%(a), 11/1/20, LOC U.S. Bank N.A.	5,370	5,370
3.95%(a), 11/1/20, LOC U.S. Bank N.A.	3,000	3,000
Woodlawn, IDR, Southland Properties LLC Project, 4.05% (a), 6/1/08, LOC Provident Bank & Bank of Montreal, AMT	495	495
		364,284
Total Municipal Bonds (Amortized Cost $365,084)		365,084
Total Investments (Amortized Cost $365,084) (b) — 99.5%		365,084
Other assets in excess of liabilities — 0.5%		1,759
NET ASSETS — 100.0%		$366,843

See notes to financial statements.

22

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Money Market Fund  April 30, 2007

  (Unaudited)

(a)  Variable or Floating Rate Security. Rate disclosed is as of 04/30/2007.

(b)  Represents cost for financial reporting and federal income tax purposes.

AMT — Subject to alternative minimum tax

BAN — Bond Anticipation Note

EDR — Economic Development Revenue

FHA — Insured by Federal Housing Administration

FHLB — Federal Home Loan Bank

FNMA — Insured by Federal National Mortgage Association

FSA — Insured by Federal Security Assurance

GNMA — Insured by Government National Mortgage Association

GO — General Obligation

IDR — Industrial Development Revenue

LLC — Limited Liability Co.

LOC — Letter of Credit

PLC — Public Liability Co.

SPA — Standby Purchase Agreement

See notes to financial statements.

23

  Statements of Assets and Liabilities
The Victory Portfolios  April 30, 2007

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Government	Prime	Financial
	Reserves Fund	Obligations Fund	Reserves Fund
ASSETS:
Investments, at amortized cost	$924,956	$876,932	$517,390
Cash	47	117	139
Interest receivable	2,401	2,286	1,175
Prepaid expenses	19	23	21
Total Assets	927,423	879,358	518,725
LIABILITIES:
Distributions payable	1,397	346	1,920
Accrued expenses and other payables:
Investment advisory fees	287	257	207
Administration fees	78	79	44
Custodian fees	14	13	7
Accounting fees	37	1	—
Transfer agent fees	52	47	17
Trustee fees	—	7	5
Shareholder servicing fees	144	183	—
Other accrued expenses	194	86	45
Total Liabilities	2,203	1,019	2,245
NET ASSETS:
Capital	926,334	879,174	516,860
Accumulated undistributed net investment loss	(1,179)	(835)	(379)
Accumulated undistributed net realized gains (losses) from investment transactions	65	—	(1)
Net Assets	$925,220	$878,339	$516,480
Net Assets
Class A Shares	—	$878,339	$516,480
Trust Shares	$176,061	—	—
Select Shares	749,159	—	—
Total	$925,220	$878,339	$516,480
Shares (unlimited number of shares authorized with a par value of $0.001 per share)
Class A Shares	—	878,400	516,388
Trust Shares	176,012	—	—
Select Shares	749,056	—	—
Total	925,068	878,400	516,388
Net asset value, offering price & redemption price per share:
Class A Shares	—	$1.00	$1.00
Trust Shares	$1.00	—	—
Select Shares	$1.00	—	—

See notes to financial statements.

24

  Statements of Assets and Liabilities
The Victory Portfolios  April 30, 2007

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Tax-Free Money Market Fund	Ohio Municipal Money Market Fund
ASSETS:
Investments, at amortized cost	$392,603	$365,084
Cash	52	58
Interest and dividends receivable	1,727	2,170
Prepaid expenses	24	21
Total Assets	394,406	367,333
LIABILITIES:
Payable for investments purchased	5,700	—
Distributions payable	345	177
Accrued expenses and other payables:
Investment advisory fees	119	141
Administration fees	36	35
Custodian fees	6	6
Accounting fees	1	2
Transfer agent fees	12	13
Trustee fees	2	2
Shareholder servicing fees	85	78
Other accrued expenses	34	36
Total Liabilities	6,340	490
NET ASSETS:
Capital	388,507	367,239
Accumulated undistributed net investment loss	(327)	(390)
Accumulated undistributed net realized losses from investment transactions	(114)	(6)
Net Assets	$388,066	$366,843
Net Assets:
Class A Shares	388,066	366,843
Total	$388,066	$366,843
Shares (unlimited number of shares authorized with a par value of $0.001 per share)
Class A Shares	388,199	366,866
Total	388,199	366,866
Net asset value, offering price & redemption price per share: Class A Shares	$1.00	$1.00

See notes to financial statements.

25

  Statements of Operations
The Victory Portfolios  Six Months Ended April 30, 2007

(Amounts in Thousands)  (Unaudited)

	Government Reserves Fund	Prime Obligations Fund	Financial Reserves Fund
Investment Income:
Interest income	$29,439	$25,491	$13,240
Total Income	29,439	25,491	13,240
Expenses:
Investment advisory fees	2,245	1,662	1,234
Administration fees	544	460	239
Shareholder servicing fees — Class A Shares	—	1,187	—
Shareholder servicing fees — Select Shares	1,182	—	—
Accounting fees	8	2	2
Custodian fees	97	88	48
Transfer agent fees — Class A Shares	—	128	61
Transfer agent fees — Trust Shares	103	—	—
Transfer agent fees — Select Shares	28	—	—
Trustees' fees	49	42	21
Chief Compliance Officer fees	11	10	5
Legal and audit fees	68	72	34
Other expenses	95	57	29
Total Expenses	4,430	3,708	1,673
Net Investment Income	25,009	21,783	11,567
Realized Gains from Investment Transactions
Net realized gains from investment transactions	65	—	—
Net increase from payments by adviser	1,077	799	365
Change in net assets resulting from operations	$26,151	$22,582	$11,932

See notes to financial statements.

26

  Statements of Operations
The Victory Portfolios  Six Months Ended April 30, 2007

(Amounts in Thousands)  (Unaudited)

	Tax-Free Money Market Fund	Ohio Municipal Money Market Fund
Investment Income:
Interest income	$7,744	$8,432
Dividend income	11	—
Total Income	7,755	8,432
Expenses:
Investment advisory fees	739	1,036
Administration fees	204	223
Shareholder servicing fees	528	575
Accounting fees	3	3
Custodian fees	38	42
Transfer agent fees	50	55
Trustees' fees	16	17
Chief Compliance Officer fees	4	4
Legal and audit fees	25	27
Other expenses	27	29
Total Expenses	1,634	2,011
Net Investment Income	6,121	6,421
Realized Gains (Losses) from Investment Transactions
Net realized gains (losses) from investment transactions	(2)	—
Net increase from payments by adviser	310	372
Change in net assets resulting from operations	$6,429	$6,793

See notes to financial statements.

27

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Government Reserves Fund		Prime Obligations Fund
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Six Months Ended April 30, 2007	Year Ended October 31, 2006
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$25,009	$57,591	$21,783	$39,349
Net realized gains (losses) from investments	65	5	—	—
Net increase from payments by adviser	1,077	202	799	133
Change in net assets resulting from operations	26,151	57,798	22,582	39,482
Distributions to sharesholders:
From net investment income:
Class A Shares	—	—	(22,751)	(39,349)
Trust Shares	(4,316)	(7,779)	—	—
Select Shares	(22,079)	(49,816)	—	—
Change in net assets resulting from distributions to shareholders	(26,395)	(57,595)	(22,751)	(39,349)
Change in net assets from capital transactions	(505,690)	(142,163)	(112,588)	(22,998)
Change in net assets	(505,934)	(141,960)	(112,757)	(22,865)
Net Assets:
Beginning of period	1,431,154	1,573,114	991,096	1,013,961
End of period	$925,220	$1,431,154	$878,339	$991,096
Accumulated undistributed net investment income (loss)	$(1,179)	$207	$(835)	$133

See notes to financial statements.

28

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Government Reserves Fund		Prime Obligations Fund
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Six Months Ended April 30, 2007	Year Ended October 31, 2006
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$—	$—	$1,019,203	$2,294,224
Dividends reinvested	—	—	20,712	36,377
Cost of shares redeemed	—	—	(1,152,503)	(2,353,599)
Total Class A Shares	—	—	(112,588)	(22,998)
Trust Shares
Proceeds from shares issued	353,875	855,046	—	—
Dividends reinvested	3	13	—	—
Cost of shares redeemed	(358,660)	(864,317)	—	—
Total Trust Shares	(4,782)	(9,258)	—	—
Select Shares
Proceeds from shares issued	1,979,654	5,448,230	—	—
Dividends reinvested	17,993	43,224	—	—
Cost of shares redeemed	(2,498,555)	(5,624,359)	—	—
Total Select Shares	(500,908)	(132,905)	—	—
Total change in net assets from capital transactions	$(505,690)	$(142,163)	$(112,588)	$(22,998)
Share Transactions:
Class A Shares
Issued	—	—	1,019,203	2,294,224
Reinvested	—	—	20,712	36,377
Redeemed	—	—	(1,152,503)	(2,353,599)
Total Class A Shares	—	—	(112,588)	(22,998)
Trust Shares
Issued	353,875	855,046	—	—
Reinvested	3	13	—	—
Redeemed	(358,660)	(864,317)	—	—
Total Trust Shares	(4,782)	(9,258)	—	—
Select Shares
Issued	1,979,654	5,448,230	—	—
Reinvested	17,993	43,224	—	—
Redeemed	(2,498,555)	(5,624,359)	—	—
Total Select Shares	(500,908)	(132,905)	—	—
Total change in shares	(505,690)	(142,163)	(112,588)	(22,998)

See notes to financial statements.

29

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Financial Reserves Fund
	Six Months Ended April 30, 2007	Year Ended October 31, 2006
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$11,567	$18,942
Net realized gains (losses) from investments	—	(1)
Net increase from payments by adviser	365	60
Change in net assets resulting from operations	11,932	19,001
Distributions to sharesholders:
From net investment income:
Class A Shares	(12,006)	(18,942)
Trust Shares	—	—
Select Shares	—	—
Change in net assets resulting from distributions to shareholders	(12,006)	(18,942)
Change in net assets from capital transactions	55,599	(21,038)
Change in net assets	55,525	(20,979)
Net Assets:
Beginning of period	460,955	481,934
End of period	$516,480	$460,955
Accumulated undistributed net investment income (loss)	$(379)	$60
Capital Transactions:
Class A Shares
Proceeds from shares issued	$553,330	$854,103
Dividends reinvested	214	321
Cost of shares redeemed	(497,945)	(875,462)
Total Class A Shares	55,599	(21,038)
Total change in net assets from capital transactions	$55,599	$(21,038)
Share Transactions:
Class A Shares
Issued	553,330	854,103
Reinvested	214	321
Redeemed	(497,945)	(875,462)
Total Class A Shares	55,599	(21,038)
Total change in shares	55,599	(21,038)

See notes to financial statements.

30

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Tax-Free Money Market Fund		Ohio Municipal Money Market Fund
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Six Months Ended April 30, 2007	Year Ended October 31, 2006
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$6,121	$11,687	$6,421	$12,868
Net realized gains (losses) from investments	(2)	(11)	—	— (a)
Net increase from payments by adviser	310	66	372	76
Change in net assets resulting from operations	6,429	11,742	6,793	12,944
Distributions to sharesholders:
From net investment income:
Class A Shares	(6,514)	(11,687)	(6,887)	(12,868)
Change in net assets resulting from distributions to shareholders	(6,514)	(11,687)	(6,887)	(12,868)
Change in net assets from capital transactions	(37,914)	(22,400)	(121,494)	(55,070)
Change in net assets	(37,999)	(22,345)	(121,588)	(54,994)
Net Assets:
Beginning of period	426,065	448,410	488,431	543,425
End of period	$388,066	$426,065	$366,843	$488,431
Accumulated undistributed net investment income (loss)	$(327)	$66	$(390)	$76
Capital Transactions:
Class A Shares
Proceeds from shares issued	$644,795	$1,289,529	$611,938	$1,093,817
Dividends reinvested	4,475	8,828	5,629	10,952
Cost of shares redeemed	(687,184)	(1,320,757)	(739,061)	(1,159,839)
Total Class A Shares	(37,914)	(22,400)	(121,494)	(55,070)
Total change in net assets from capital transactions	$(37,914)	$(22,400)	$(121,494)	$(55,070)
Share Transactions:
Class A Shares
Issued	644,795	1,289,529	611,938	1,093,817
Reinvested	4,475	8,828	5,629	10,952
Redeemed	(687,184)	(1,320,757)	(739,061)	(1,159,839)
Total Class A Shares	(37,914)	(22,400)	(121,494)	(55,070)
Total change in shares	(37,914)	(22,400)	(121,494)	(55,070)

(a) Rounds to less than $1,000.

See notes to financial statements.

31

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/Losses from Investments		Distributions from Net Investment Income	Net Asset Value, End of Period	Total Return(a)
Government Reserves Fund — Trust Shares
Year Ended 10/31/02	$1.000	0.015	—		(0.015)	$1.000	1.48%
Year Ended 10/31/03	$1.000	0.008	—		(0.008)	$1.000	0.76%
Year Ended 10/31/04	$1.000	0.007	—		(0.007)	$1.000	0.70%
Year Ended 10/31/05	$1.000	0.022	—	(b)	(0.022)	$1.000	2.22%
Year Ended 10/31/06	$1.000	0.041	—	(b)	(0.041)	$1.000	4.21%
Period Ended 4/30/07*	$1.000	0.024	—	(b)	(0.024)	$1.000	2.44%**
Government Reserves Fund — Select Shares
Year Ended 10/31/02	$1.000	0.012	—		(0.012)	$1.000	1.21%
Year Ended 10/31/03	$1.000	0.005	—		(0.005)	$1.000	0.50%
Year Ended 10/31/04	$1.000	0.004	—		(0.004)	$1.000	0.43%
Year Ended 10/31/05	$1.000	0.019	—	(b)	(0.019)	$1.000	1.94%
Year Ended 10/31/06	$1.000	0.039	—	(b)	(0.039)	$1.000	3.95%
Period Ended 4/30/07*	$1.000	0.020	—	(b)	(0.020)	$1.000	2.31%**
Prime Obligations Fund — Class A Shares
Year Ended 10/31/02	$1.000	0.013	—		(0.013)	$1.000	1.27%
Year Ended 10/31/03	$1.000	0.006	—		(0.006)	$1.000	0.56%
Year Ended 10/31/04	$1.000	0.005	—		(0.005)	$1.000	0.49%
Year Ended 10/31/05	$1.000	0.021	—		(0.021)	$1.000	2.13%
Year Ended 10/31/06	$1.000	0.040	—		(0.040)	$1.000	4.12%
Period Ended 4/30/07*	$1.000	0.024	—		(0.024)	$1.000	2.39%**
Financial Reserves Fund — Class A Shares
Year Ended 10/31/02	$1.000	0.014	—		(0.014)	$1.000	1.39%
Year Ended 10/31/03	$1.000	0.007	—		(0.007)	$1.000	0.67%
Year Ended 10/31/04	$1.000	0.006	—		(0.006)	$1.000	0.60%
Year Ended 10/31/05	$1.000	0.022	—		(0.022)	$1.000	2.23%
Year Ended 10/31/06	$1.000	0.041	—	(b)	(0.041)	$1.000	4.22%
Period Ended 4/30/07*	$1.000	0.024	—	(b)	(0.024)	$1.000	2.44%**
Tax-Free Money Market Fund — Class A Shares
Year Ended 10/31/02	$1.000	0.009	—		(0.009)	$1.000	0.92%
Year Ended 10/31/03	$1.000	0.004	—		(0.004)	$1.000	0.43%
Year Ended 10/31/04	$1.000	0.004	—		(0.004)	$1.000	0.39%
Year Ended 10/31/05	$1.000	0.014	—		(0.014)	$1.000	1.44%
Year Ended 10/31/06	$1.000	0.026	—	(b)	(0.026)	$1.000	2.61%
Period Ended 4/30/07*	$1.000	0.015	—	(b)	(0.015)	$1.000	1.53%**
Ohio Municipal Money Market Fund — Class A Shares
Year Ended 10/31/02	$1.000	0.008	—		(0.008)	$1.000	0.78%
Year Ended 10/31/03	$1.000	0.003	—		(0.003)	$1.000	0.29%
Year Ended 10/31/04	$1.000	0.003	—		(0.003)	$1.000	0.28%
Year Ended 10/31/05	$1.000	0.013	—	(b)	(0.013)	$1.000	1.35%
Year Ended 10/31/06	$1.000	0.025	—	(b)	(0.025)	$1.000	2.49%
Period Ended 4/30/07*	$1.000	0.015	—		(0.015)	$1.000	1.48%**

*  Unaudited

**  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Not annualized for periods less than one year.

(b)  Less than $0.001 per share.

See notes to financial statements.

32

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios/Supplemental Data
	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(a)	Ratio of Net Investment Income to Average Net Assets(a)	Ratio of Expenses to Average Net Assets(a)(b)	Ratio of Net Investment Income to Average Net Assets(a)(b)
Gradison Government Reserves Fund — Trust Shares
Year Ended 10/31/02	$271,606	0.50%	1.46%	0.56%	1.40%
Year Ended 10/31/03	$260,102	0.53%	0.75%	0.57%	0.71%
Year Ended 10/31/04	$216,128	0.55%	0.68%	0.58%	0.65%
Year Ended 10/31/05	$190,104	0.58%	2.21%	0.62%	2.17%
Year Ended 10/31/06	$180,866	0.58%	4.13%	0.58%	4.13%
Period Ended 4/30/07*	$176,061	0.58%	4.67%	0.58%	4.67%
Government Reserves Fund — Select Shares
Year Ended 10/31/02	$3,555,362	0.77%	1.21%	0.82%	1.16%
Year Ended 10/31/03	$3,243,650	0.79%	0.50%	0.83%	0.46%
Year Ended 10/31/04	$2,744,971	0.81%	0.41%	0.85%	0.38%
Year Ended 10/31/05	$1,383,010	0.85%	1.80%	0.89%	1.76%
Year Ended 10/31/06	$1,250,288	0.84%	3.85%	0.84%	3.85%
Period Ended 4/30/07*	$749,159	0.83%	4.41%	0.83%	4.41%
Prime Obligations Fund — Class A Shares
Year Ended 10/31/02	$2,185,918	0.77%	1.27%	0.77%	1.27%
Year Ended 10/31/03	$1,632,174	0.79%	0.57%	0.79%	0.57%
Year Ended 10/31/04	$1,266,260	0.81%	0.48%	0.81%	0.48%
Year Ended 10/31/05	$1,013,961	0.81%	2.08%	0.83%	2.06%
Year Ended 10/31/06	$991,096	0.79%	4.03%	0.79%	4.03%
Period Ended 4/30/07*	$878,339	0.78%	4.59%	0.78%	4.59%
Financial Reserves Fund — Class A Shares
Year Ended 10/31/02	$658,425	0.68%	1.38%	0.68%	1.38%
Year Ended 10/31/03	$533,613	0.69%	0.67%	0.69%	0.67%
Year Ended 10/31/04	$479,335	0.70%	0.59%	0.70%	0.59%
Year Ended 10/31/05	$481,934	0.71%	2.19%	0.73%	2.17%
Year Ended 10/31/06	$460,955	0.69%	4.13%	0.69%	4.13%
Period Ended 4/30/07*	$516,480	0.68%	4.68%	0.68%	4.68%
Tax-Free Money Market Fund — Class A Shares
Year Ended 10/31/02	$654,011	0.78%	0.92%	0.78%	0.92%
Year Ended 10/31/03	$621,011	0.79%	0.43%	0.79%	0.43%
Year Ended 10/31/04	$598,662	0.81%	0.38%	0.81%	0.38%
Year Ended 10/31/05	$448,410	0.82%	1.39%	0.84%	1.37%
Year Ended 10/31/06	$426,065	0.79%	2.57%	0.79%	2.57%
Period Ended 4/30/07*	$388,066	0.77%	2.90%	0.77%	2.90%
Ohio Municipal Money Market Fund — Class A Shares
Year Ended 10/31/02	$851,037	0.93%	0.78%	0.93%	0.78%
Year Ended 10/31/03	$688,379	0.93%	0.30%	0.93%	0.30%
Year Ended 10/31/04	$558,066	0.91%	0.27%	0.96%	0.23%
Year Ended 10/31/05	$543,425	0.89%	1.33%	0.94%	1.28%
Year Ended 10/31/06	$488,431	0.89%	2.46%	0.89%	2.46%
Period Ended 4/30/07*	$366,843	0.87%	2.79%	0.87%	2.79%

*  Unaudited

(a)  Annualized for periods less than one year.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

33

  Notes to Financial Statements
The Victory Portfolios  April 30, 2007

  (Unaudited)

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly known as a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 20 funds. The accompanying financial statements are those of Government Reserves Fund (formerly Gradison Government Reserves Fund), Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and the Ohio Municipal Money Market Fund (collectively, the "Funds").

The Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund are authorized to issue one class of shares: Class A Shares. The Government Reserves Fund is authorized to issue two classes of shares: Trust Shares and Select Shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

The Government Reserves Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Prime Obligations Fund seeks to provide current income consistent with liquidity and stability of principal. The Financial Reserves Fund seeks to provide as high a level of current income as is consistent with preserving capital and providing liquidity. The Tax-Free Money Market Fund seeks to provide current interest income free from federal income taxes consistent with relative liquidity and stability of principal. The Ohio Municipal Money Market Fund seeks to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards:

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts,

34

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

Securities Valuation:

Investments of the Funds are recorded at value, determined on the basis of amortized cost, which approximates value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. Investments in other open-end investment companies are valued at net asset value.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. For financial reporting purposes, however transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable to brokers for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2007, the Funds had outstanding "when-issued" purchase commitments with corresponding assets segregated as identified on the Schedule of Portfolio Investments.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees (the "Board"). Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government, and government backed securities, with value of not less than the repurchase price (including interest). If the counter-

35

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts and gain/loss), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the accompanying statements of assets and liabilities.

Federal Income Taxes:

It is the policy of each Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Other:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as shareholder servicing, transfer agent, state registration and printing fees.

3.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyBank, serving as custodian for all Funds in the Trust, receives custodian fees computed at the annual rate of 0.017% of the first $15 billion of the Trust and The Victory Variable Insurance Funds (the "Trusts") average daily net assets and 0.0125% of the Trusts' average net assets over $15 billion. Under the terms of the Investment Advisory Agreement, the investment advisory fee of the Government Reserves Fund is computed at an annual rate of 0.40% of the Fund's average daily net assets up to $3.0 billion, 0.30% of the Fund's average daily net assets between $3.0 billion and $3.5 billion, and 0.25% of the Fund's average daily net assets greater than $3.5 billion; the investment advisory fee of the Prime Obligations Fund is computed at an annual rate of 0.35% of the Fund's average daily net assets up to $1.5 billion, 0.30% of the Fund's average daily net assets between $1.5 billion and $2.0 billion, 0.25% of the Fund's average daily net assets between $2.0 billion and $2.5 billion, and 0.20% of the Fund's average daily net assets greater than $2.5 billion; the investment advisory fee of the Financial Reserves Fund is computed at an annual rate of 0.50% of the Fund's average daily net assets; the investment advisory fee of the Tax-Free Money Market Fund is computed at an annual rate of 0.35% of the Fund's average daily net assets up to $600 million, 0.30% of the Fund's average daily net assets between $600 million and $1.2 billion, and 0.25% of the Fund's average daily net assets

36

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

greater than $1.2 billion; and the investment advisory fee of the Ohio Municipal Money Market is computed at an annual rate of 0.45% of the Fund's average daily net assets up to $600 million, 0.35% of the Fund's average daily net assets between $600 million and $1.2 billion, and 0.25% of the Fund's average daily net assets greater than $1.2 billion. The Adviser may use its resources to assist the Funds' distribution and marketing expenses.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, the Trusts pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts from in excess of $8 billion to $10 billion; plus 0.075% of the aggregate net assets of the Trusts in excess of $10 billion to $12 billion; plus 0.065% of the aggregate net assets of the Trusts in excess of $12 billion, for providing certain administrative and fund accounting services to the Trusts' series.

BISYS Fund Services Ohio, Inc. ("BISYS") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and BISYS. VCM pays BISYS a fee for providing these services. The Trust reimburses VCM and BISYS for all of their reasonable out-of-pocket expenses incurred in providing these services.

BISYS also serves as the Funds' Transfer Agent. Under the terms of the Transfer Agent Agreement, BISYS receives a complex level fee that is calculated daily at the annual rate of 0.02% of the first $8 billion of the aggregate net assets of the Trusts'; plus 0.015% of the aggregate net assets of the Trusts' in excess of $8 billion to $16 billion; plus 0.01% of the aggregate net assets of the Trusts' in excess of $16 billion to $20 billion; plus 0.005% of the aggregate net assets of the Trusts' in excess of $20 billion. In addition, BISYS is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor is not affiliated with the Adviser, but is an affiliate of BISYS.

The Distributor or financial institutions (directly or through the Distributor) may receive from all the Funds (other than the Trust Shares of the Government Reserves Fund and shares of the Financial Reserves Fund), pursuant to a Shareholder Servicing Plan, a fee of 0.25% of the average daily net assets of the Funds for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange, and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser. For the period ended April 30, 2007, the Adviser earned $3,416 (amounts in thousands).

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Funds. The Trustees have adopted this Plan to allow the Adviser and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds pursuant to this Plan. To the extent that any payments made by the Funds' Administrator, Distributor, Investment Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan. No fees are currently being paid under this Plan.

The Adviser, BISYS, or other service providers may waive or reimburse fees to assist the Funds in maintaining competitive expense ratios. The amounts are not available to be recouped at a future time.

During the period ended October 31, 2006, the Adviser entered into an agreement with the Funds to reimburse certain prior year expenses related to an independent review of certain expenditures that among other things supported distribution of Fund shares. These amounts are disclosed as a payment by the Adviser in the Statements of Changes in Net Assets. Each of the Funds' total returns would have been reduced by 0.01% had the reimbursement not been made.

37

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

On December 1, 2006, VCM paid the Funds comprising The Victory Portfolios approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, and BISYS and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures requires additional disclosure to the Board at the time incurred. Under the terms of the agreement, BISYS and VCM will pay an aggregate of approximately $13.3 million (inclusive of the amounts already paid on December 1, 2006). The payment from BISYS will be made on a date and pursuant to a distribution plan to be approved by the Securities and Exchange Commission (the "SEC") in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. None of these payments has had, or is expected to have, a material effect on the NAV of any Fund. These amounts are disclosed as a payment by the Adviser in the Statements of Operations and the Statements of Changes in Net Assets.

4.  Concentration of Credit Risk:

The Ohio Municipal Money Market Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors, which might adversely affect municipalities and companies within the state of Ohio, than are other types of funds, that are not geographically concentrated to the same extent.

5.  Line of Credit:

The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. For the period ended April 30, 2007, the Trust paid approximately $80 to KeyCorp for the Line of Credit fee (amount in thousands). Each Fund in the Trust pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan outstanding and average interest rate for the fiscal year was as follows (amounts in thousands):

Fund	Average Loan	Average Rate
Government Reserves Fund	6,169	5.84%
Financial Reserves Fund	2,236	5.82%
Tax-Free Money Market Fund	1,877	5.82%
Ohio Municipal Money Market Fund	899	5.82%

As of April 30, 2007, the Funds had no loans outstanding with KeyCorp.

38

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

6.  Federal Income Tax Information:

The tax character of distributions paid during the fiscal year ended October 31, 2006 was as follows (the total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Distributions Paid From Ordinary Income	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
Gradison Government Reserves Fund	$56,486	$56,486	$—	$56,486
Prime Obligations Fund	38,096	38,096	—	38,096
Financial Reserves Fund	18,233	18,233	—	18,233
Tax-Free Money Market Fund	18	18	11,354	11,372
Ohio Municipal Money Market Fund	21	21	12,505	12,526

The tax character of distributions paid during the fiscal year ended October 31, 2005 was as follows (the total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid)(amounts in thousands):

	Distributions Paid From Ordinary Income	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
Gradison Government Reserves Fund	$44,303	$44,303	$—	$44,303
Prime Obligations Fund	22,792	22,792	—	22,792
Financial Reserves Fund	8,918	8,918	—	8,918
Tax-Free Money Market Fund	24	24	7,484	7,508
Ohio Municipal Money Market Fund	20	20	7,864	7,884

As of October 31, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Total Accumulated Earnings/ (Deficit)
Government Reserves Fund	$—	$5,352	$5,352	$(5,145)	$—	$207
Prime Obligations Fund	—	3,950	3,950	(3,817)	—	133
Financial Reserves Fund	—	1,944	1,944	(1,884)	(1)	59
Tax-Free Money Market Fund	1,074	—	1,074	(1,008)	(112)	(46)
Ohio Municipal Money Market Fund	1,202	—	1,202	(1,126)	(6)	70

39

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

As of October 31, 2006, the Funds have net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (amounts in thousands):

	Expiration Year
	2007	2008		2009	2010		2011		2013		2014	Total
Financial Reserves Fund	$—	$—		$—	$—		$—	(a)	$—		$1	$1
Tax-Free Money Market Fund	27	71		3	—		—		—		11	112
Ohio Municipal Money Market Fund	6	—	(a)	—	—	(a)	—		—	(a)	—	6

(a) Rounds to less than $1,000

40

  Supplemental Information
The Victory Portfolios  April 30, 2007

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and, information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 800-242-9596 and on the SEC's website at http://www.sec.gov.

Availability of Schedules of Investments:

The Trust files its complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the Public Reference Room can be obtained by calling 1-800-SEC-0330.

Expense Examples

As a shareholder of the Funds, you incur ongoing costs, including management fees, shareholder service fees and and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 through April 30, 2007.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expense Paid During Period* 11/1/06-4/30/07	Expense Ratio During Period 11/1/06-4/30/07
Government Reserves Fund
Trust Shares	$1,000.00	$1,024.40	$2.91	0.58%
Select Shares	1,000.00	1,023.10	4.16	0.83%
Prime Obligations Fund
Class A Shares	1,000.00	1,023.90	3.91	0.78%
Financial Reserves Fund
Class A Shares	1,000.00	1,024.40	3.41	0.68%
Tax-Free Money Market Fund
Class A Shares	1,000.00	1,015.30	3.85	0.77%
Ohio Municipal Money Market Fund
Class A Shares	1,000.00	1,014.80	4.35	0.87%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

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The Victory Portfolios  April 30, 2007

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Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds.

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expense Paid During Period* 11/1/06-4/30/07	Expense Ratio During Period 11/1/06-4/30/07
Government Reserves Fund
Trust Shares	$1,000.00	$1,021.92	$2.91	0.58%
Select Shares	1,000.00	1,020.68	4.16	0.83%
Prime Obligations Fund
Class A Shares	1,000.00	1,020.93	3.91	0.78%
Financial Reserves Fund
Class A Shares	1,000.00	1,021.42	3.41	0.68%
Tax-Free Money Market Fund
Class A Shares	1,000.00	1,020.98	3.86	0.77%
Ohio Municipal Money Market Fund
Class A Shares	1,000.00	1,020.48	4.36	0.87%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Portfolio Holdings

(As a Percentage of Total Investments)

Government Reserves Fund	Prime Obligations Fund

Portfolio Holdings As a Percentage of Total Investments	Portfolio Holdings As a Percentage of Total Investments

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Financial Reserves Fund	Tax Free Money Market Fund

Portfolio Holdings As a Percentage of Total Investments	Portfolio Holdings As a Percentage of Total Investments

(a) Rounds to less than 0.1%

Ohio Municipal Money Market Fund

Portfolio Holdings As a Percentage of Total Investments

43

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The Victory Portfolios  April 30, 2007

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Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently nine Trustees, all of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 20 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Independent Trustees

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Mr. David Brooks Adcock, 55	Trustee	May 2005	General Counsel, Duke University and Duke University Health System.	Durham Casualty Co., Ltd.

Mr. Nigel D. T. Andrews, 60	Vice Chair and Trustee	August 2002	Retired (since 2001); Managing Director (2000-2001), Internet Capital Group (venture capital); Executive Vice President (1993-2000), GE Capital (financial services).	Chemical Corporation; Old Mutual plc.

Ms. E. Lee Beard, 55	Trustee	May 2005	Principal Owner (since 2005) The Henlee Group, LLC; President/Owner (since 2003-2005) ELB Consultants; President, Chief Executive Officer and Director (1998-2003) Northeast Pennsylvania Financial Corp. (full service financial services); President, Chief Executive Officer and Director (1993-2003), First Federal Bank (full service financial services).	None.

Ms. Jakki L. Haussler, 49	Trustee	May 2005	Chairman and Chief Executive Officer, Opus Capital Management, Inc. (asset management); Partner (since 2002), Adena Ventures, LP (venture capital); Managing Director (since 2001), Capvest Venture Fund, LP (venture capital).	None.

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The Victory Portfolios  April 30, 2007

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. Frankie D. Hughes, 54	Trustee	March 2000	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management).	None.

Ms. Lyn Hutton, 57	Trustee	March 2002	Executive Vice President and Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003); Vice President and Chief Financial Officer, John D. & Catherine T. MacArthur Foundation (grant making) (June 1998-January 2003).	Chittenden Corporation.

Dr. Thomas F. Morrissey, 72	Trustee	November 1994	Professor (Emeritus since 2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd, 66	Trustee	August 2002	Member, Shepherd Properties, LC and Vincent Shepherd Investments, LC (real estate investments); EMILY's List (political action committee) (2002-2003); U.S. Executive Director (1996-2002), European Bank for Reconstruction and Development.	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson, 62	Chair and Trustee	November 1994	Chief Executive Officer, New Century Living, Inc. (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum, since 2004.	Chair, Old Mutual Advisor Funds II (18 portfolios).

45

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The Victory Portfolios  April 30, 2007

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Officers:

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. David C. Brown, 34	President	January 2006	Senior Managing Director of the Adviser (since July 2004). Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 2002 – July 2004). VP of Global Strategic Planning, Gartmore Global (Prior to February 2002).

Mr. Michael Policarpo, II, 32	Vice President	May 2006	Managing Director of the Adviser (since July 2005). Vice President of Finance, Gartmore Global (August 2004 – July 2005). CFO, Adviser Services, Gartmore Global (August 2003 – August 2004). Corporate Controller Gartmore Global (June 2000 – August 2003).

Mr. Christopher K. Dyer, 45	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser

Mr. Jay G. Baris, 53	Assistant Secretary	December 1997	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato, 38	Treasurer	May 2006	Vice President, Fund Administration, BISYS.

Mr. Andrew Byer, 41	Anti-Money Laundering Compliance Officer	May 2007	Broker-Dealer Chief Compliance Officer, BISYS Fund Services, Inc. (since December 2004); Regional Compliance Advisor, The Huntington Investment Company (November 1999-December 2004).

Mr. Edward J. Veilleux, 63	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002; Director of Deutsche Asset Management from 1987 to 2002.

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The Victory Portfolios  April 30, 2007

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Advisory Contract Renewal:

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement"). The Board approved the Agreement on behalf of all of the Funds, at its regular meeting which was called for the purpose of considering the continuation of the Agreement, on November 29-30, 2006, following review of the Agreement and related matters at a meeting on October 25-26, 2006. In determining whether it was appropriate to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by legal counsel to the Funds and by legal counsel to the Independent Trustees with respect to its deliberations. In considering the Agr eement, the Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's investment performance as a significant factor in determining whether the Agreement should be continued, and the following additional factors, among others, in evaluating the fairness and reasonableness of the compensation to be paid to the Adviser:

• Services provided under the Agreement;

• Requirements of the Funds for the services provided by the Adviser;

• The quality of the services expected to be provided;

• Fees payable for the services and whether fee arrangements provided for economies of scale benefits to Fund shareholders as the Funds grow;

• Total expenses of each Fund;

• The Adviser's commitments to operating the Funds at competitive expense levels;

• Profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Funds;

• Soft-dollar and other service benefits received by the Adviser, including, sources of revenue to affiliates of the Adviser from the Funds through custodian and administration fees;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between each Fund and the Adviser.

Current management fees were reviewed in the context of the Adviser's profitability on a Fund by Fund basis. In addition, the Board reviewed an analysis prepared by an independent third party, comparing each Fund's expense ratio, advisory fee and performance with comparable mutual funds. Where relevant, the Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts.

The Board reviewed each Fund's performance and expense information against its peers selected from the appropriate category compiled by Strategic Insight. The Board gave careful consideration to the factors and methodology used in the selection of each Fund's peer group.

The Board reviewed the following specific factors with respect each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered, and it is presumed that each Trustee attributed different weights to various factors.

Government Reserves Fund (formerly, Gradison Government Reserves Fund):

With respect to the Government Reserves Fund, the Board compared the Fund's 0.401% annual management fee to the average management fee charged to the funds in the Strategic Insight MMF Government/Agency category and considered the fact that the fee was higher than the average management fee of 0.261% for the category. The Board also compared the Fund's Select Class annual total expense ratio of 0.857% to the average total expense ratio for the category and considered the fact that the Fund's ratio was higher than the category average of 0.578%. The Board then compared the Fund's Select Class yields for the 30-day and 12-month periods ended July 31, 2006, and the annualized returns for the one-year, three-years, five years and ten-years ended July 31, 2006 to that of the peer group for the same periods and considered the fact that the Fund's performance was in the 71.5 percentile, 85.8 percentile, 85.8 percentile, 92.4 percentile, 91.7 percentile and 88.9 percentile for each of the periods, respectively, when compared with the performance of the peer group for these periods. The Board considered the fact that, unlike the majority of the funds in the peer group, the Fund is uniquely managed to provide income that is exempt from state taxes, providing a higher after-tax return. The

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Board noted that the peer group's returns are primarily based on gross yield before taxes and that the Fund's strategy precluded it from investing in repurchase agreements which tend to have a higher gross yield before taxes.

Having concluded, among other things, that: (1) the Government Reserves Fund's advisory fee was within the range of advisory fees charged to comparable money market funds; (2) the Fund's total annual expenses were within the range of the expenses of comparable money market funds; and (3) the Fund's investment strategy is targeted to investors who desire income that is exempt from state income taxes; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Prime Obligations Fund:

With respect to the Prime Obligations Fund, the Board compared the Fund's 0.349% annual management fee to the average management fee charged to the funds in the Strategic Insight MMF General category and considered the fact that the fee was somewhat higher than the average management fee of 0.289% for the category. The Board also compared the Fund's Class A annual total expense ratio of 0.808% to the average total expense ratio for the category and considered the fact that the Fund's ratio was higher than the category average of 0.701%. The Board then compared the Fund's Class A yields for the 30-day and 12-month periods ended July 31, 2006, and the annualized returns for the one-year, three-years, five years and ten-years ended July 31, 2006 to that of the peer group for the same periods and considered the fact that the Fund's performance was in the 38.5 percentile, 38.5 percentile, 38.5 percentile, 30.8 percentile, 46.2 percentile and 63.7 percentile for each of the periods, respectively, when compared with the performance of the peer group for these periods.

Having concluded, among other things, that: (1) the Prime Obligations Fund's management fees and total annual expenses were within the range of fees charged to comparable mutual funds; and (2) the Fund's performance over the past five years had been well within the upper 50 percentile of its peer group; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Financial Reserves Fund:

With respect to the Financial Reserves Fund, the Board compared the Fund's 0.500% annual management fee to the average management fee charged to the funds in the Strategic Insight MMF General category and considered the fact that the fee was higher than the average management fee of 0.289% for the category. The Board also compared the Fund's Class A annual total expense ratio of 0.715% to the average total expense ratio for the category and considered the fact that the Fund's ratio was slightly higher than the category average of 0.701%. The Board then compared the Fund's Class A yields for the 30-day and 12-month periods ended July 31, 2006, and the annualized returns for the one-year, three-years, five years and ten-years ended July 31, 2006 to that of the peer group for the same periods and considered the fact that the Fund's performance was in the 23.1 percentile, 23.1 percentile, 23.1 percentile, 23.1 percentile, 25.0 percentile and 0.0 percentile for each of the periods, respectively, when compared with the performance of the peer group for these periods.

Having concluded, among other things, that: (1) the Financial Reserves Fund's management fees and total annual expenses were within the range of fees charged to comparable mutual funds; and (2) the Fund's performance over the past ten years had been well within the upper quartile of its peer group; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Tax-Free Money Market Fund:

With respect to the Tax-Free Money Market Fund, the Board compared the Fund's 0.350% annual management fee to the average management fee charged to the funds in the Strategic Insight MMF Tax Free Federal category and considered the fact that the fee was higher than the average management fee of 0.280% for the category. The Board also compared the Fund's Class A annual total expense ratio of 0.824% to the average total expense ratio for the category and considered the fact that the Fund's ratio was higher than the category average of 0.560%. The Board then compared the Fund's Class A yields for the 30-day and 12-month periods ended July 31, 2006, and the annualized returns for the one-year, three-years, five years and ten-years ended July 31, 2006 to that of the peer group for the same periods and considered the fact that the Fund's performance was in the 71.5 percentile, 71.5 percentile, 71.5 percentile, 77.0 percentile, 84.7 percentile and 77.0 percentile for each of the

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The Victory Portfolios  April 30, 2007

  (Unaudited)

periods, respectively, when compared with the performance of the peer group for these periods. The Board also considered that, unlike many of it peers, the Fund is managed to limit exposure to securities that pay interest subject to the federal alternative minimum tax.

Having concluded, among other things, that: (1) the Tax-Free Money Market Fund's management fees and total annual expenses were within the range of fees charged to comparable mutual funds; (2) the Fund's performance had improved somewhat over the last year and (3) the Fund's after-tax performance was somewhat enhanced by the absence of securities that pay interest subject to the federal alternative minimum tax; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Ohio Municipal Money Market Fund:

With respect to the Ohio Municipal Money Market Fund, the Board compared the Fund's 0.459% annual management fee to the average management fee charged to the funds in the Strategic Insight MMF Tax Free State category and considered the fact that the fee was higher than the average management fee of 0.372% for the category. The Board also compared the Fund's Class A annual total expense ratio of 0.895% to the average total expense ratio for the category and considered the fact that the Fund's ratio was higher than the category average of 0.640%. The Board then compared the Fund's Class A yields for the 30-day and 12-month periods ended July 31, 2006, and the annualized returns for the one-year, three-years, five years and ten-years ended July 31, 2006 to that of the peer group for the same periods and considered the fact that the Fund's performance was in the 87.5 percentile, 87.5 percentile, 87.5 percentile, 87.5 percentile, 87.5 percentile and 100.0 percentile for each of the periods, respectively, when compared with the performance of the peer group for these periods.

Having concluded, among other things, that: (1) the Ohio Municipal Money Market Fund's management fees and total annual expenses were within the range of fees charged to comparable mutual funds; and (2) the Fund's performance had improved somewhat over the last five years; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

General Conclusions:

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for additional annual periods on the basis of the foregoing review and discussions and the following considerations, among others:

• The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Funds and the comparability of the fees paid to the fees paid by other investment companies;

• The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided by the Adviser in its management of the Funds and the Funds' historic performance, including the success of the Funds in achieving stated investment objectives;

• The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

• The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

• The Adviser's efforts over the past two years to enhance investment results by, among other things, developing new portfolio management teams, committing substantial additional resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

• The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

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52

PRSRT STD
U.S. POSTAGE
PAID
Boston, MA
Permit No. 57842

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

VF-MMMF-SEMI (4/07)

April 30, 2007

Semi Annual Report

Diversified Stock Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Shareholder Letter	3

Financial Statements

Schedule of Portfolio Investments	4

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	11

Notes to Financial Statements	14

Supplemental Information	23

Proxy Voting and Form N-Q Information	23

Expense Examples	23

Trustee and Officer Information	25

Advisory Contract Renewal	28

The Fund is distributed by Victory Capital Advisers Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Fund and receives a fee from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Diversified Stock Fund.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

The Victory Portfolios

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

1

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2

Letter to Our Shareholders

Fueled by a sharp increase in April, equity returns were solid in the first four months of 2007, with all of the major indices posting positive results. The strength in the U.S. equity market was driven by a combination of better-then-expected earnings growth, abundant liquidity, contained inflation and continued economic growth. Mid-cap stocks outperformed both large- and small-cap equities during the first four months of the year, with large- and mid-cap equities leading small caps over the trailing twelve months ending April 2007. Growth stocks outperformed value in the first part of the year, although value significantly surpassed growth at all market cap levels in 2006.

Fixed income returns through April year to date were modest and variable. The January rally in credit and securitized fixed income was followed by a global sell-off in risk assets at the end of February through mid-March.

Investment fundamentals remain encouraging. The rate of economic growth has moderated to what we believe are sustainable levels — helping to keep inflation in check — and the likelihood of a material slowdown or contraction in growth remains small. And while corporate earnings growth continues to slow, it remains near long-term averages.

At Victory, we continue to aggressively implement our strategic plan for investment management, which is based on three key elements:

1.  Consistent Performance and Investment Quality
Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence
Our approach is simple: communication is complete, honest and straightforward — our goal is no surprises.

3.  Empowerment, Ownership and Accountability
Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

In closing, we continue to appreciate the confidence of our shareholders in the Victory Funds. Please feel free to contact us at 1-800-539-3863 or through our website at www.VictoryConnect.com if you have questions or would like further information.

David C. Brown

President
The Victory Portfolios

3

The Victory Portfolios  Schedule of Portfolio Investments
Diversified Stock Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (1.0%)
Prudential Funding LLC, 5.29% (a), 5/1/07	$41,294	$41,294
Total Commercial Paper (Amortized Cost $41,294)		41,294
Common Stocks (99.8%)
Aerospace/Defense (2.0%)
United Technologies Corp.	1,202,000	80,690
Airlines (0.7%)
Continental Airlines, Inc., Class B (b) (c)	741,681	27,116
Automotive (1.3%)
Ford Motor Co.	6,620,100	53,226
Banks (1.6%)
Bank of America Corp.	1,287,800	65,549
Beverages (4.5%)
Coca-Cola Co.	2,225,850	116,167
Diageo plc, ADR	768,100	64,828
		180,995
Biotechnology (2.4%)
Gilead Sciences, Inc. (b) (c)	1,160,100	94,803
Brokerage Services (3.6%)
Charles Schwab Corp. (c)	7,497,722	143,356
Building Materials (1.0%)
USG Corp. (b) (c)	911,631	42,072
Chemicals (2.7%)
E.I. du Pont de Nemours and Co. (c)	580,300	28,534
PPG Industries, Inc. (c)	1,106,200	81,394
		109,928
Coal (1.2%)
Peabody Energy Corp. (c)	1,028,879	49,366
Computers & Peripherals (6.2%)
Cisco Systems, Inc. (b)	1,974,100	52,787
Dell, Inc. (b)	3,907,200	98,501
Seagate Technology (c)	4,523,722	100,200
		251,488
Cosmetics & Toiletries (2.3%)
Procter & Gamble Co.	1,422,200	91,462
Electronics (4.7%)
General Electric Co.	5,153,600	189,962
Engineering (1.7%)
ABB Ltd., ADR (c)	3,497,400	69,808
Environmental Control (1.6%)
Waste Management, Inc.	1,672,800	62,579

See notes to financial statements.

4

The Victory Portfolios  Schedule of Portfolio Investments — continued
Diversified Stock Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Financial Services (7.8%)
Ambac Financial Group, Inc.	400,150	$36,734
Citigroup, Inc.	2,696,400	144,581
Legg Mason, Inc. (c)	1,034,516	102,614
Western Union Co.	1,502,200	31,621
		315,550
Food Processing & Packaging (1.2%)
General Mills, Inc. (c)	783,317	46,921
Health Care (1.7%)
Medtronic, Inc. (c)	1,289,700	68,264
Heavy Machinery (4.1%)
Caterpillar, Inc.	1,876,700	136,286
Deere & Co.	263,819	28,862
		165,148
Home Builders (0.9%)
Toll Brothers, Inc. (b) (c)	1,239,300	36,906
Insurance (2.7%)
American International Group, Inc.	1,560,209	109,074
Internet Business Services (0.8%)
Juniper Networks, Inc. (b)	1,439,000	32,176
Internet Service Provider (2.4%)
Yahoo, Inc. (b) (c)	3,432,000	96,233
Investment Companies (1.2%)
Franklin Resources, Inc. (c)	362,300	47,574
Machine — Diversified (1.3%)
Rockwell Automation, Inc.	886,937	52,808
Manufacturing — Miscellaneous (1.2%)
Siemens AG, ADR	173,997	21,048
Textron, Inc.	275,814	28,042
		49,090
Media (1.3%)
Viacom, Inc., Class B (b)	1,247,461	51,458
Mining (0.7%)
Newmont Mining Corp. (c)	714,000	29,774
Oil & Gas Exploration — Production & Services (4.5%)
Chesapeake Energy Corp. (c)	1,242,300	41,927
Transocean, Inc. (b) (c)	1,628,059	140,339
		182,266
Oilfield Services & Equipment (5.7%)
Halliburton Co.	3,480,300	110,569
Schlumberger Ltd. (c)	1,613,700	119,140
		229,709

See notes to financial statements.

5

The Victory Portfolios  Schedule of Portfolio Investments — continued
Diversified Stock Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
Pharmaceuticals (5.5%)
Novartis AG, ADR	1,278,900	$74,291
Pfizer, Inc.	3,427,758	90,699
Wyeth	1,045,300	58,014
		223,004
Retail-Specialty Stores (4.8%)
Best Buy Co., Inc. (c)	1,245,200	58,089
The Home Depot, Inc.	2,509,200	95,023
Tiffany & Co. (c)	835,900	39,864
		192,976
Semiconductors (9.5%)
Broadcom Corp., Class A (b) (c)	570,200	18,560
Intel Corp.	8,283,000	178,085
STMicroelectronics N.V., NY Shares (c)	4,060,300	79,013
Texas Instruments, Inc. (c)	3,179,586	109,282
		384,940
Software & Computer Services (0.6%)
First Data Corp.	796,800	25,816
Transportation Services (2.4%)
United Parcel Service, Inc., Class B (c)	1,357,400	95,602
Utilities — Electric (1.3%)
Exelon Corp.	705,800	53,224
Utilities — Telecommunications (0.7%)
Sprint Nextel Corp. (c)	1,482,400	29,692
Total Common Stocks (Cost $3,562,916)		4,030,605
Short-Term Securities Held as Collateral for Securities Lending (23.1%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	$934,044	934,044
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $934,044)		934,044
Total Investments (Cost $4,538,254) — 123.9%		5,005,943
Liabilities in excess of other assets — (23.9)%		(966,963)
NET ASSETS — 100.0%		$4,038,980

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

(c)  A portion or all of the security was held on loan.

ADR — American Depositary Receipt

LLC — Limited Liability Co.

See notes to financial statements.

6

  Statement of Assets and Liabilities
The Victory Portfolios   April 30, 2007

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

Diversified Stock Fund
ASSETS:
Investments, at value (Cost $4,538,254)	$5,005,943
Cash	50
Interest and dividends receivable	2,007
Receivable for capital shares issued	3,871
Receivable for investments sold	30,590
Prepaid expenses	111
Total Assets	5,042,572
LIABILITIES:
Payable for investments purchased	59,900
Payable for capital shares redeemed	5,514
Payable for return of collateral received	934,044
Accrued expenses and other payables:
Investment advisory fees	1,935
Administration fees	356
Custodian fees	58
Accounting fees	30
Transfer agent fees	332
Trustee fees	60
Shareholder servicing fees — Class A Shares	735
12b-1 fees — Class C Shares	158
12b-1 fees — Class R Shares	89
Other accrued expenses	381
Total Liabilities	1,003,592
NET ASSETS:
Capital	3,355,143
Accumulated undistributed net investment loss	(5,624)
Net unrealized appreciation on investment transactions	467,689
Accumulated undistributed net realized gains from investment transactions	221,772
Net Assets	$4,038,980
Net Assets
Class A Shares	$3,626,304
Class C Shares	193,607
Class R Shares	219,069
Total	$4,038,980
Shares (unlimited number of shares authorized with a par value of $0.001 per share)
Class A Shares	$192,949
Class C Shares	10,499
Class R Shares	11,755
Total	$215,203
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$18.79
Class C Shares (a)	$18.44
Class R Shares	$18.64
Maximum Sales Charge — Class A Shares	5.75%
Maximum Offering Price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$19.94

(a)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

7

  Statement of Operations
The Victory Portfolios   Six Months Ended April 30, 2007

(Amounts in Thousands)  (Unaudited)

Diversified Stock Fund
Investment Income:
Interest income	$1,214
Dividend income	26,797
Income from securities lending, net	255
Total Income	28,266
Expenses:
Investment advisory fees	11,525
Administration fees	1,888
Shareholder servicing fees — Class A Shares	4,366
12b-1 fees — Class C Shares	957
12b-1 fees — Class R Shares	546
Accounting fees	7
Custodian fees	337
Transfer agent fees	357
Transfer agent fees — Class A Shares	507
Transfer agent fees — Class C Shares	64
Transfer agent fees — Class R Shares	17
Trustees' fees	154
Chief Compliance Officer fees	40
Legal and audit fees	288
Other expenses	329
Total Expenses	21,382
Net Investment Income	6,884
Realized/Unrealized Gains from Investment Transactions
Net realized gains from investment transactions	229,202
Net realized gains from redemptions in-kind	6,760
Net change in unrealized appreciation/depreciation on investment transactions	66,867
Net realized/unrealized gains from investment transactions	302,829
Net increase from payments by adviser	2,922
Change in net assets resulting from operations	$312,635

See notes to financial statements.

8

  Statements of Changes in Net Assets
The Victory Portfolios   April 30, 2007

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended April 30, 2007	Year Ended October 31, 2006
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$6,884	$11,549
Net realized gains from investments	229,202	258,831
Net realized gains from redemptions in-kind	6,760	13,785
Net change in unrealized appreciation/depreciation from investments	66,867	233,047
Net increase from payments by adviser	2,922	519
Change in net assets resulting from operations	312,635	517,731
Distributions to sharesholders:
From net investment income:
Class A Shares	(11,835)	(13,634)
Class C Shares	(206)	—
Class R Shares	(467)	(310)
From net realized gains:
Class A Shares	(209,836)	(119,791)
Class C Shares	(11,788)	(6,510)
Class R Shares	(13,604)	(9,612)
Change in net assets resulting from distributions to shareholders	(247,736)	(149,857)
Change in net assets from capital transactions	179,498	423,693
Change in net assets	244,397	791,567
Net Assets:
Beginning of period	3,794,583	3,003,016
End of period	$4,038,980	$3,794,583
Accumulated undistributed net investment income (loss)	$(5,624)	$—

See notes to financial statements.

9

  Statements of Changes in Net Assets
The Victory Portfolios   April 30, 2007

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended April 30, 2007	Year Ended October 31, 2006
	(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$485,497	$1,185,247
Dividends reinvested	178,382	103,778
Cost of shares redeemed	(482,336)	(874,911)
Total Class A Shares	$181,543	$414,114
Class C Shares
Proceeds from shares issued	$19,435	$66,434
Dividends reinvested	6,140	2,638
Cost of shares redeemed	(22,709)	(41,461)
Total Class C Shares	$2,866	$27,611
Class R Shares
Proceeds from shares issued	$10,960	$27,085
Dividends reinvested	12,788	9,116
Cost of shares redeemed	(28,659)	(54,233)
Total Class R Shares	$(4,911)	$(18,032)
Total change in net assets from capital transactions	$179,498	$423,693
Share Transactions:
Class A Shares
Issued	26,647	68,337
Reinvested	9,958	6,263
Redeemed	(26,467)	(50,316)
Total Class A Shares	10,138	24,284
Class C Shares
Issued	1,092	3,894
Reinvested	349	162
Redeemed	(1,268)	(2,413)
Total Class C Shares	173	1,643
Class R Shares
Issued	606	1,565
Reinvested	720	556
Redeemed	(1,586)	(3,152)
Total Class R Shares	(260)	(1,031)
Total change in shares	10,051	24,896

See notes to financial statements.

10

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class A Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$18.52	$16.68	$15.36	$13.74	$10.94	$13.56
Investment Activities:
Net investment income	0.04	0.07	0.13	0.09 (a)	0.08	0.05
Net realized and unrealized gains (losses) on investments	1.44	2.59	1.32	1.62	2.80	(2.22)
Total from Investment Activities	1.48	2.66	1.45	1.71	2.88	(2.17)
Distributions
Net investment income	(0.06)	(0.08)	(0.13)	(0.09)	(0.08)	(0.04)
Net realized gains from investments	(1.15)	(0.74)	—	—	—	(0.41)
Total Distributions	(1.21)	(0.82)	(0.13)	(0.09)	(0.08)	(0.45)
Net Asset Value, End of Period	$18.79	$18.52	$16.68	$15.36	$13.74	$10.94
Total return (excludes sales charge) (b)	8.31%*	16.52%	9.47%	12.46%	26.48%	(16.76)%
Ratios/Supplemental Data:
Net assets at end of period (000)	$3,626,304	$3,385,643	$2,643,900	$1,834,238	$1,149,997	$905,116
Ratio of expenses to average net assets (c)	1.04%	1.07%	1.13%	1.10%	1.16%	1.12%
Ratio of net investment income to average net assets (c)	0.41%	0.39%	0.74%	0.59%	0.45%	0.39%
Ratio of expenses to average net assets (c) (d)	1.04%	1.07%	1.16%	1.11%	1.16%	1.12%
Ratio of net investment income to average net assets (c) (d)	0.41%	0.39%	0.71%	0.58%	0.45%	0.39%
Portfolio turnover (e)	54%	103%	93%	86%	95%	85%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

11

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class C Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004		Year Ended October 31, 2003	Year Ended October 31, 2002(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$18.22	$16.49	$15.24	$13.66		$10.90	$14.31
Investment Activities:
Net investment income (loss)	(0.04)	(0.08)	0.01	(0.01	)(b)	0.03	— (c)
Net realized and unrealized gains (losses) on investments	1.43	2.55	1.31	1.62		2.77	(3.40)
Total from Investment Activities	1.39	2.47	1.32	1.61		2.80	(3.40)
Distributions
Net investment income	(0.02)	—	(0.07)	(0.03)		(0.04)	(0.01)
Net realized gains	(1.15)	(0.74)	—	—		—	—
Total Distributions	(1.17)	(0.74)	(0.07)	(0.03)		(0.04)	(0.01)
Net Asset Value, End of Period	$18.44	$18.22	$16.49	$15.24		$13.66	$10.90
Total return (excludes contingent deferred sales charge) (d)	7.91%*	15.51%	8.66%	11.77%		25.71%	(23.76)%
Ratios/Supplemental Data:
Net assets at end of period (000)	$193,607	$188,157	$143,141	$74,036		$11,068	$2,193
Ratio of expenses to average net assets (e)	1.84%	1.92%	1.90%	1.75%		1.75%	1.90%
Ratio of net investment income (loss) to average net assets (e)	(0.39)%	(0.47)%	(0.10)%	(0.09)%		0.08%	(0.16)%
Ratio of expenses to average net assets (e) (f)	1.84%	1.93%	2.01%	1.93%		2.13%	2.25%
Ratio of net investment income to average net assets (e) (f)	(0.39)%	(0.48)%	(0.21)%	(0.27)%		(0.30)%	(0.51)%
Portfolio turnover (g)	54%	103%	93%	86%		95%	85%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Class C Shares commencemed operations March 1, 2002.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

12

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class R Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$18.38	$16.55	$15.24	$13.64	$10.86	$13.51
Investment Activities:
Net investment income (loss)	0.01	0.01	0.08	0.03	0.04	(0.01)
Net realized and unrealized gains (losses) on investments	1.44	2.58	1.31	1.60	2.78	(2.23)
Total from Investment Activities	1.45	2.59	1.39	1.63	2.82	(2.24)
Distributions
Net investment income	(0.04)	(0.02)	(0.08)	(0.03)	(0.04)	— (a)
Net realized gains	(1.15)	(0.74)	—	—	—	(0.41)
Total Distributions	(1.19)	(0.76)	(0.08)	(0.03)	(0.04)	(0.41)
Net Asset Value, End of Period	$18.64	$18.38	$16.55	$15.24	$13.64	$10.86
Total return (b)	8.19%*	16.25%	9.10%	11.95%	26.04%	(17.30)%
Ratios/Supplemental Data:
Net assets at end of period (000)	$219,069	$220,783	$215,975	$229,361	$203,830	$158,742
Ratio of expenses to average net assets (c)	1.31%	1.36%	1.48%	1.52%	1.57%	1.69%
Ratio of net investment income (loss) to average net assets (c)	0.14%	0.11%	0.49%	0.19%	0.31%	(0.16)%
Ratio of expenses to average net assets (c) (d)	1.31%	1.36%	1.51%	1.52%	1.67%	1.69%
Ratio of net investment income to average net assets (c) (d)	0.14%	0.11%	0.46%	0.19%	0.21%	(0.16)%
Portfolio turnover (e)	54%	103%	93%	86%	95%	85%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

13

  Notes to Financial Statements
The Victory Portfolios  April 30, 2007

  (Unaudited)

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 20 funds. The accompanying financial statements are those of the Diversified Stock Fund (the "Fund").

The Fund is authorized to issue three classes of shares: Class A Shares, Class C Shares and Class R Shares. Each class of shares has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards:

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 in required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

14

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange where the security is principally traded or at the Nasdaq Official Closing Price ("NOCP"). If there have been no sales for that day on any exchange, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. Futures contracts are valued at settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using that last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. For financial reporting purposes, however, transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or

15

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

As of April 30, 2007, the Fund did not hold any futures contracts.

Option Contracts:

The Fund may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counter-party not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

As of April 30, 2007, the Fund did not hold any options contracts.

In writing an option, the Fund contracts with a specified counter-party to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the financial statements.

The Fund did not have any written option activity during the period ended April 30, 2007.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable to brokers for investments purchased on the accompanying statement of assets and liabilities. As of April 30, 2007, the Fund had no outstanding "when-issued" purchase commitments.

Securities Lending:

The Fund may, from time to time, lend securities from its portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Fund's policy will limit its securities lending activity to 33 1/3% of its total assets. KeyBank National Association

16

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

("KeyBank"), the Fund's custodian and an affiliate of Victory Capital Management Inc., the Fund's investment adviser ("VCM" or the "Adviser"), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"), for which it receives a fee. KeyBank's fee is computed monthly in arrears and is based on 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the period ended April 30, 2007, KeyBank received $622 in total from the Trust for its services as lending agent (amount in thousands). Under guidelines established by the Board, the Fund must receive loan collateral from the borrower (maintained with KeyBank) in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Fund, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time. The Fund loaned securities and received cash collateral with the following market value as of April 30, 2007 (amounts in thousands):

	Market Value of Loaned Securities	Market Value of Collateral	Average Loan Outstanding During the Period	Income Received by KeyBank from Securities Lending
Diversified Stock Fund	$897,263	$934,044	$827,948	$257

The cash collateral received by the funds at April 30, 2007 was pooled with other collateral received by the funds in the Trust and invested in the following (amounts in thousands):

Market Value of Collateral
Time Deposit
National City Bank, 5.22%, 5/1/07	$1,307
Repurchase Agreements
Greenwich, 5.37%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $280,042, collateralized By $298,859 various Corporate securities, 5.22%-5.53%, 5/4/07-2/25/35, market value $288,398)	280,000
HSBC, 5.37%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $280,042, collateralized By $287,934 various Corporate securities, 0.00%-5.70%, 7/23/07-4/25/36, market value $284,435)	280,000
Bank of America, 5.36%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $260,039, collateralized By $252,136 various Corporate securities, 5.38%-8.38%, 2/15/11-12/30/99, market value $267,800)	260,000

17

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  (Unaudited)

Market Value of Collateral
Repurchase Agreements (continued)
Wachovia Securities Corporation, 5.38%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $225,034, collateralized By $233,308 various Corporate securities, 5.05%-6.11%, 2/4/08-5/12/45, market value $231,341)	$225,000
JP Morgan, 5.27%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $175,026, collateralized By $181,422 various Corporate securities, 5.01%-5.33%, 5/1/07-11/9/07, market value $180,253)	175,000
Merrill Lynch, 5.24%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $100,015, collateralized By $103,835 various Corporate securities, 5.16%-5.27%, 5/31/07-7/20/07, market value $103,001)	100,000
Merrill Lynch, 5.37%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $100,015, collateralized By $103,030 various Corporate securities, 5.22%-5.24%, 5/1/07-5/1/07, market value $103,004)	100,000
Bear Stearns, 5.36%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $40,006, collateralized By $41,011 various Corporate securities, 5.53%-6.00%, 4/25/37-3/12/51, market value $41,014)	40,000
1,460,000
Total Market Value	$1,461,307

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts, gain/loss and paydowns), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the accompanying statement of assets and liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

In-Kind Redemptions:

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on the in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on the in-kind redemptions are not recognized for tax

18

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

purposes, and are reclassified from undistributed realized gain (losses) to paid-in capital. During the period ended October 31, 2006, the Fund realized $13,785 of net gain on $86,756 of in-kind redemptions (amounts in thousands). During the period ended April 30, 2007, the Fund realized $6,760 of net gain on $39,555 of in-kind redemptions (amounts in thousands).

Other:

Expenses that are directly related to the Fund are charged directly to it. Other operating expenses of the Trust are prorated to each Fund in the Trust on the basis of relative net assets or other appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2007 were as follows (amounts in thousands):

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Diversified Stock Fund	$2,086,549	$2,110,062	$—	$—

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or "the Adviser"), a wholly owned subsidiary of KeyBank National Association ("KeyBank"). Under the terms of the Investment Advisory Agreement, the investment advisory fees of the Fund are computed at the annual rate of 0.65% of the Fund's average daily net assets up to $800 million, 0.60% of the Fund's average daily nets assets between $800 million and $2.4 billion and 0.55% of the Fund's average daily nets assets greater than $2.4 billion. KeyBank, serving as custodian for all Funds in the Trust, receives custodian fees computed at the annual rate of 0.017% of the first $15 billion of the Trust and The Victory Variable Insurance Funds (the "Trusts") average daily net assets and 0.0125% of the Trusts' average net assets over $15 billion. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, the Trusts pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts in excess of $8 billion to $10 billion; plus 0.075% of the aggregate net assets of the Trusts in excess of $10 billion to $12 billion; plus 0.065% of the aggregate net assets of the Trusts in excess of $12 billion, for providing certain administrative and fund accounting services to the Trusts' series.

BISYS Fund Services Ohio, Inc. ("BISYS") acts as sub-administrator and sub-fund accountant to the Fund and receives a fee under a Sub-Administration Agreement between VCM and BISYS. VCM pays BISYS a fee for providing these services. The Trust also reimburses VCM and BISYS for all of their reasonable out-of-pocket expenses incurred in providing these services.

BISYS also serves as the Fund's Transfer Agent. Under the terms of the Transfer Agent Agreement, BISYS receives a complex level fee that is calculated daily at the annual rate of 0.02% of the first $8 billion of the aggregate net assets of the Trusts'; plus 0.015% of the aggregate net assets of the Trusts' in excess of $8 billion to $16 billion; plus 0.01% of the aggregate net assets of the Trusts' in excess of $16 billion to $20 billion; plus 0.005% of the aggregate net assets of the Trusts' in excess of $20 billion. In addition, BISYS is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

19

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor is not affiliated with the Adviser but is an affiliate of BISYS.

Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of 0.50% of the average daily net assets of Class R Shares of the Fund and 1.00% of the average daily net assets of Class C Shares of the Fund. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Fund, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. For the period ended April 30, 2007, affiliates of the Adviser earned $310 (amount in the thousands).

The Distributor or financial institutions (directly or through the Distributor), pursuant to a Shareholder Servicing Plan, may receive from Class A shares of the Fund a fee of 0.25% of the average daily net assets of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser. For the period ended April 30, 2007, affiliates of the Adviser earned $627 (amount in thousands).

In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares of the Fund. For the period ended April 30, 2007, the Distributor received approximately $165 from commissions earned on sales of Class A Shares and $9 from redemptions of Class C Shares of the Fund, a portion of which the Distributor reallowed to dealers of the Fund's shares, including approximately $44 to affiliates of the Fund (all amounts in thousands).

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Fund. The Trustees have adopted this Plan to allow the Adviser and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Fund of distribution expenses. No separate payments are authorized to be made by the Fund pursuant to this Plan. To the extent that any payments made by the Fund's Administrator, Distributor, Investment Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan. No fees are currently being paid under this Plan.

The Adviser has entered into expense limitation agreements with the Fund. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund, such excess amounts will be the liability of the Adviser. For the period ended April 30, 2007, the expense limits were as follows:

Diversified Stock Fund
Class A Shares	(a)
Class C Shares	2.00%*
Class R Shares	(a)

(a) There were no contractual expense limitation agreements in place as of April 30, 2007.

* In effect until at least February 28, 2014.

The Adviser, BISYS, or other service providers may waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Waivers and reimbursements of any kind are not available to be recouped at a future time.

20

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

During the period ended October 31, 2006, the Adviser entered into an agreement with the Victory Funds to reimburse certain prior year expenses related to an independent review of certain expenditures that among other things supported distribution of Fund shares. These amounts are disclosed as a payment by the Adviser in the Statements of Changes in Net Assets. The Fund's total returns would have been reduced by 0.01% had the reimbursement not been made.

On December 1, 2006, VCM paid the Funds comprising The Victory Portfolios approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, and BISYS and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures requires additional disclosure to the Board at the time incurred. Under the terms of the agreement, the sub-administrator and the investment adviser will pay an aggregate of approximately $13.3 million (inclusive of the amounts already paid on December 1, 2006). The payment from BISYS will be made on a date and pursuant to a distribution plan to be approved by the Securities and Exchange Commission (the "SEC") in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. None of these payments has had, or is expected to have, a material effect on the NAV of any Fund. These amounts are disclosed as a payment by the Adviser in the Statements of Operations and the Statements of Changes in Net Assets.

5.  Line of Credit:

The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. For the period ended April 30, 2007, the Trust paid approximately $80 to KeyCorp for the Line of Credit fee (amount in thousands). Each series of the Trust, including the Fund, pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan outstanding during the fiscal year ended was $2,942 (amount in thousands). The average interest rate for the period was 5.82%. As of April 30, 2007, the Fund had no loans outstanding with KeyCorp.

6.  Federal Income Tax Information

The tax character of distributions paid during the fiscal year ended October 31, 2006 was as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Diversified Stock Fund	$23,455	$126,402	$149,857

The tax character of distributions paid during the fiscal year ended October 31, 2005 was as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Diversified Stock Fund	$18,876	$—	$18,876

21

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

As of October 31, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
Diversified Stock Fund	$131,305	$103,924	$—	$(7,931)	$394,562	$621,860

* The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales.

As of October 31, 2006, the Fund has a capital loss carryforward and built in losses, subject to certain limitations on availability, to offset future capital gains, if any, as the successor of a merger (amounts in thousands):

2010
Diversified Stock Fund	$7,931

The cost basis for federal income tax purposes, gross unrealized appreciation, gross realized depreciation and net unrealized appreciation/depreciation is as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Diversified Stock Fund	$4,544,995	$475,919	$(14,971)	$460,948

22

  Supplemental Information
The Victory Portfolios  April 30, 2007

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-242-9596 and on the SEC's website at http://www.sec.gov.

Availability of Schedules of Investments:

The Trust files its complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the Public Reference Room can be obtained by calling 1-800-SEC-0330.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 through April 30, 2007.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expense Paid During Period* 11/1/06-4/30/07	Expense Ratio During Period 11/1/06-4/30/07
Diversified Stock Fund
Class A Shares	$1,000.00	$1,083.10	$5.37	1.04%
Class C Shares	1,000.00	1,079.10	9.49	1.84%
Class R Shares	1,000.00	1,081.90	6.76	1.31%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Victory Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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The Victory Portfolios  April 30, 2007

  (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expense Paid During Period* 11/1/06-4/30/07	Expense Ratio During Period 11/1/06-4/30/07
Diversified Stock Fund
Class A Shares	$1,000.00	$1,019.64	$5.21	1.04%
Class C Shares	1,000.00	1,015.67	9.20	1.84%
Class R Shares	1,000.00	1,018.30	6.56	1.31%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Portfolio Holdings

(As a Percentage of Total Investments)

24

  Supplemental Information — continued
The Victory Portfolios  April 30, 2007

Trustee and Officer Information  (Unaudited)

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently nine Trustees, all of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 20 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Independent Trustees.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Mr. David Brooks Adcock, 55	Trustee	May 2005	General Counsel, Duke University and Duke University Health System.	Durham Casualty Co., Ltd.

Mr. Nigel D. T. Andrews, 60	Vice Chair and Trustee	August 2002	Retired (since 2001); Managing Director (2000-2001), Internet Capital Group (venture capital); Executive Vice President (1993-2000), GE Capital (financial services).	Chemtura Corporation; Old Mutual plc.

Ms. E. Lee Beard, 55	Trustee	May 2005	Principal Owner (since 2005) The Henlee Group, LLC; President/Owner (2003-2005) ELB Consultants; President, Chief Executive Officer and Director (1998-2003) Northeast Pennsylvania Financial Corp. (full service financial services); President, Chief Executive Officer and Director (1993-2003), First Federal Bank (full service financial services).	None.

Ms. Jakki L. Haussler, 49	Trustee	May 2005	Chairman and Chief Executive Officer, Opus Capital Management, Inc. (asset management); Partner (since 2002), Adena Ventures, LP (venture capital); Managing Director (since 2001), Capvest Venture Fund, LP (venture capital).	None.

25

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The Victory Portfolios  April 30, 2007

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. Frankie D. Hughes, 54	Trustee	March 2000	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management).	None.

Ms. Lyn Hutton, 57	Trustee	March 2002	Executive Vice President and Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003); Vice President and Chief Financial Officer, John D. & Catherine T. MacArthur Foundation (grant making) (June 1998-January 2003).	Chittenden Corporation.

Dr. Thomas F. Morrissey, 72	Trustee	November 1994	Professor (Emeritus since 2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd, 66	Trustee	August 2002	Member, Shepherd Properties, LC and Vincent Shepherd Investments, LC (real estate investments); EMILY's List (political action committee) (2002-2003); U.S. Executive Director (1996-2002), European Bank for Reconstruction and Development.	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson, 62	Chair and Trustee	November 1994	Chief Executive Officer, New Century Living, Inc. (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum, since 2004.	Chair, Old Mutual Advisor Funds II (18 portfolios).

26

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The Victory Portfolios  April 30, 2007

  (Unaudited)

Officers:

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. David C. Brown, 34	President	January 2006	Senior Managing Director of the Adviser (since July 2004). Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 2002-July 2004). VP of Global Strategic Planning, Gartmore Global (Prior to February 2002).

Mr. Michael Policarpo, II, 32	Vice President	May 2006	Managing Director of the Adviser (since July 2005). Vice President of Finance, Gartmore Global (August 2004-July 2005). CFO, Advisor Services, Gartmore Global (August 2003-August 2004). Corporate Controller Gartmore Global (June 2000-August 2003).

Mr. Christopher K. Dyer, 45	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Mr. Jay G. Baris, 53	Assistant Secretary	December 1997	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato, 38	Treasurer	May 2006	Vice President, Fund Administration, BISYS.

Mr. Andrew Byer, 41	Anti-Money Laundering Compliance Officer	May 2007	Broker-Dealer Chief Compliance Officer, BISYS Fund Services, Inc. (since December 2004); Regional Compliance Advisor, The Huntington Investment Company (November 1999-December 2004).

Mr. Edward J. Veilleux, 63	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002; Director of Deutsche Asset Management from 1987 to 2002.

27

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The Victory Portfolios  April 30, 2007

  (Unaudited)

Advisory Contract Renewal:

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement"). The Board approved the Agreement on behalf of the Diversified Stock Fund, at its regular meeting which was called for the purpose of considering the continuation of the Agreement, on November 29-30, 2006, following review of the Agreement and related matters at a meeting on October 25-26, 2006. In determining whether it was appropriate to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by legal counsel to the Fund and by legal counsel to the Independent Trustees with respect to its deliberations. In considering the Agreement, the Board reviewed numerous factors with respect to the Fund. The Board considered the Fund's investment performance as a significant factor in determining whether the Agreement should be continued, and the following additional factors, among others, in evaluating the fairness and reasonableness of the compensation to be paid to the Adviser:

• Services provided under the Agreement;

• Requirements of the Fund for the services provided by the Adviser;

• The quality of the services expected to be provided;

• The fee payable for the services and whether fee arrangement provided for economies of scale benefits to Fund shareholders as the Fund grows;

• Total expenses of the Fund;

• The Adviser's commitments to operating the Fund at a competitive expense level;

• Profitability of the Adviser (as reflected by comparing the fee earned against the Adviser's costs) with respect to the Adviser's relationship with the Fund;

• Soft-dollar and other service benefits received by the Adviser, including, sources of revenue to affiliates of the Adviser from the Fund through custodian and administration fees;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between the Fund and the Adviser.

The current management fee was reviewed in the context of the Adviser's profitability from providing services to the Fund. In addition, the Board reviewed an analysis prepared by an independent third party, comparing the Fund's expense ratio, advisory fee and performance with comparable mutual funds. Where relevant, the Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts. The Trustees also noted the existence of breakpoints in the advisory fee schedule for the Fund, demonstrating the Adviser's willingness to share in its economies of scale.

The Board reviewed the Fund's performance and expense information against its peers selected from the appropriate category compiled by Morningstar and its performance against the Fund's selected benchmark index. The Board recognized that the Fund's performance is provided net of expenses, while the benchmark index is gross returns. The Board gave careful consideration to the factors and methodology used in the selection of the Fund's peer group.

The Board reviewed the following specific factors with respect the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered, and it is presumed that each Trustee attributed different weights to various factors.

Diversified Stock Fund:

With respect to the Diversified Stock Fund, the Board compared the Fund's 0.609% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Large Blend category and considered the fact that the fee was considerably lower than the average management fee of 0.690% for the category. The Board also compared the Fund's Class A total annual expense ratio of 1.132% to the average total expense ratio for the category and considered the fact that Fund's ratio was substantially lower than the category average of 1.287%.

28

  Supplemental Information — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

The Board also considered the fact that the Adviser was willing to waive its fees and reimburse expenses if the Fund's Class C expenses exceeded 2.00% through February 28, 2014. The Board then compared the Fund's Class A performance for the one-year, three-years, five-years and ten-years ended July 31, 2006 to that of the peer group for the same periods and considered the fact that Fund's performance was in the 92.9 percentile, 50.0 percentile, 41.7 percentile and 22.3 percentile for each of the periods, respectively, when compared with the performance of the peer group for these periods. The Board noted that the Fund had outperformed its benchmark index in each of the periods except the one-year period.

Having concluded, among other things, that: (1) the Diversified Stock Fund's advisory fees were within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was well below the category average; (3) the Adviser's willingness to limit the Fund's Class C expense ratio through February 28, 2014 would provide stability to the Fund's Class C expenses during that period; and (4) the Fund had excellent performance during the past three, five and ten years; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

General Conclusions:

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement was consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

• The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

• The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided by the Adviser in its management of the Fund and the Fund's historic performance, including the continuous management of the Fund over the past 17 years by the current portfolio manager with positive net performance in every year except one;

• The Adviser's entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Fund;

• The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;

• The Adviser's efforts over the past two years to enhance investment results by, among other things, developing new portfolio management teams, committing substantial additional resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

• The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

29

PRSRT STD
U.S. POSTAGE
PAID
Boston, MA
Permit No. 57842

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

VF-DSTK-SEMI (4/07)

April 30, 2007

Semi Annual Report

Value Fund

Stock Index Fund

Established Value Fund

Special Value Fund

Small Company Opportunity Fund

Focused Growth Fund

Balanced Fund

Investment Grade Convertible Fund

Core Bond Fund

Fund for Income

National Municipal Bond Fund

Ohio Municipal Bond Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Shareholder Letter	5

Financial Statements

The Victory Equity Funds

Value Fund

Schedule of Portfolio Investments	6

Statement of Assets and Liabilities	29

Statement of Operations	30

Statements of Changes in Net Assets	31

Financial Highlights	33-35

Stock Index Fund

Schedule of Portfolio Investments	9

Statement of Assets and Liabilities	29

Statement of Operations	30

Statements of Changes in Net Assets	31

Financial Highlights	36-37

Established Value Fund

Schedule of Portfolio Investments	25

Statement of Assets and Liabilities	29

Statement of Operations	30

Statements of Changes in Net Assets	31

Financial Highlights	38-39

Special Value Fund

Schedule of Portfolio Investments	40

Statement of Assets and Liabilities	51

Statement of Operations	52

Statements of Changes in Net Assets	53

Financial Highlights	55-57

Small Company Opportunity Fund

Schedule of Portfolio Investments	44

Statement of Assets and Liabilities	51

Statement of Operations	52

Statements of Changes in Net Assets	53

Financial Highlights	58-59

Focused Growth Fund

Schedule of Portfolio Investments	49

Statement of Assets and Liabilities	51

Statement of Operations	52

Statements of Changes in Net Assets	53

Financial Highlights	60-62

The Victory Portfolios

Table of Contents (continued)

The Victory Specialty Funds

Balanced Fund

Schedule of Portfolio Investments	63

Statement of Assets and Liabilities	80

Statement of Operations	81

Statements of Changes in Net Assets	82

Financial Highlights	84-86

Investment Grade Convertible Fund

Schedule of Portfolio Investments	75

Statement of Assets and Liabilities	80

Statement of Operations	81

Statements of Changes in Net Assets	82

Financial Highlights	87

The Victory Taxable Fixed Income Funds

Core Bond Fund

Schedule of Portfolio Investments	88

Statement of Assets and Liabilities	100

Statement of Operations	101

Statements of Changes in Net Assets	102

Financial Highlights	104

Fund for Income

Schedule of Portfolio Investments	98

Statement of Assets and Liabilities	100

Statement of Operations	101

Statements of Changes in Net Assets	102

Financial Highlights	105-107

The Victory Tax-Exempt Fixed Income Funds

National Municipal Bond Fund

Schedule of Portfolio Investments	108

Statement of Assets and Liabilities	116

Statement of Operations	117

Statements of Changes in Net Assets	118

Financial Highlights	119

Ohio Municipal Bond Fund

Schedule of Portfolio Investments	112

Statement of Assets and Liabilities	116

Statement of Operations	117

Statements of Changes in Net Assets	118

Financial Highlights	120

Notes to Financial Statements	121

Supplemental Information

Proxy Voting and Form N-Q Information	135

Expense Examples	136

Portfolio Holdings	137

Trustee and Officer Information	140

Advisory Contract Renewal	142

The Funds are distributed by Victory Capital Advisers, Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at VictoryConnect.com or call 1-800-539-3863. Read it carefully before you invest or send money.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

This page is intentionally left blank.

Letter to Our Shareholders

Fueled by a sharp increase in April, equity returns were solid in the first four months of 2007, with all of the major indices posting positive results. The strength in the U.S. equity market was driven by a combination of better-then-expected earnings growth, abundant liquidity, contained inflation and continued economic growth. Mid-cap stocks outperformed both large- and small-cap equities during the first four months of the year, with large- and mid-cap equities leading small caps over the trailing twelve months ending April 2007. Growth stocks outperformed value in the first part of the year, although value significantly surpassed growth at all market cap levels in 2006.

Fixed income returns through April year to date were modest and variable. The January rally in credit and securitized fixed income was followed by a global sell-off in risk assets at the end of February through mid-March.

Investment fundamentals remain encouraging. The rate of economic growth has moderated to what we believe are sustainable levels — helping to keep inflation in check — and the likelihood of a material slowdown or contraction in growth remains small. And while corporate earnings growth continues to slow, it remains near long-term averages.

At Victory, we continue to aggressively implement our strategic plan for investment management, which is based on three key elements:

1.  Consistent Performance and Investment Quality

Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence

Our approach is simple: communication is complete, honest and straightforward — our goal is no surprises.

3.  Empowerment, Ownership and Accountability

Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

In closing, we continue to appreciate the confidence of our shareholders in the Victory Funds. Please feel free to contact us at 1-800-539-3863 or through our website at www.VictoryConnect.com if you have questions or would like further information.

David C. Brown

President
The Victory Portfolios

The Victory Portfolios  Schedule of Portfolio Investments
Value Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (0.2%)
Prudential Funding LLC, 5.29% (a), 5/1/07	$392	$392
Total Commercial Paper (Amortized Cost $392)		392
Common Stocks (99.8%)
Aerospace/Defense (1.3%)
Northrop Grumman Corp.	40,000	2,944
Banks (9.1%)
Bank of America Corp.	60,000	3,054
IndyMac Bancorp, Inc. (b)	92,000	2,782
UCBH Holdings, Inc. (b)	133,000	2,389
Wachovia Corp.	106,000	5,887
Wells Fargo Co. (b)	179,500	6,442
		20,554
Coal (1.0%)
Foundation Coal Holdings, Inc.	55,000	2,166
Computers & Peripherals (4.3%)
Dell, Inc. (c)	269,000	6,782
Western Digital Corp. (c)	162,000	2,864
		9,646
Electronics (4.7%)
General Electric Co.	206,000	7,593
Hubbell, Inc., Class B	57,000	2,947
		10,540
Engineering & Construction (1.4%)
Foster Wheeler Ltd. (b) (c)	19,625	1,351
KBR, Inc. (c)	91,000	1,880
		3,231
Financial Services (10.3%)
Capital One Financial Corp. (b)	29,000	2,154
Citigroup, Inc.	125,000	6,702
Fannie Mae	127,000	7,483
Freddie Mac (b)	108,000	6,996
		23,335
Food Processing & Packaging (0.1%)
Kraft Foods, Inc., Class A	4,844	162
Heavy Machinery (2.9%)
Caterpillar, Inc.	91,000	6,608
Home Builders (2.0%)
M.D.C. Holdings, Inc. (b)	34,000	1,743
Toll Brothers, Inc. (b) (c)	92,500	2,754
		4,497

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Value Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Insurance (8.6%)
American International Group, Inc.	82,000	$5,733
Aon Corp.	113,000	4,379
Arch Capital Group Ltd. (c)	30,500	2,221
Assurant, Inc. (b)	28,000	1,611
Progressive Corp.	123,000	2,837
XL Capital Ltd., Class A (b)	32,500	2,534
		19,315
Internet Business Services (1.7%)
Symantec Corp. (c)	221,000	3,890
Lodging (0.9%)
Wyndham Worldwide Corp. (c)	61,000	2,111
Media (2.1%)
Time Warner, Inc.	234,000	4,827
Minerals (2.5%)
BHP Billiton Ltd., ADR (b)	114,000	5,568
Mining (4.5%)
Agnico-Eagle Mines Ltd. (b)	42,000	1,482
Barrick Gold Corp.	36,000	1,012
Goldcorp, Inc.	12,000	292
Kinross Gold Corp. (b) (c)	44,000	586
Meridian Gold, Inc. (b) (c)	11,000	278
Newmont Mining Corp.	81,000	3,378
Rio Tinto plc, ADR (b)	12,700	3,099
		10,127
Newspapers (0.9%)
Gannett Co., Inc.	36,000	2,054
Oil & Gas Exploration — Production & Services (8.7%)
Chesapeake Energy Corp. (b)	305,000	10,294
Noble Corp. (b)	66,500	5,600
Rowan Cos., Inc.	105,000	3,847
		19,741
Oil Companies — Integrated (4.0%)
BP plc, ADR (b)	34,000	2,289
ConocoPhillips	31,000	2,150
Exxon Mobil Corp. (b)	58,000	4,604
		9,043
Oilfield Services & Equipment (6.3%)
GlobalSantaFe Corp. (b)	66,000	4,220
Halliburton Co.	208,000	6,608
National-Oilwell Varco, Inc. (c)	40,000	3,394
		14,222
Pharmaceuticals (6.9%)
Johnson & Johnson	82,000	5,266
Omnicare, Inc.	32,000	1,061

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Value Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
Pfizer, Inc.	303,000	$8,017
Wyeth	21,000	1,166
		15,510
Railroads (1.1%)
Norfolk Southern Corp.	48,000	2,556
Restaurants (1.7%)
McDonald's Corp.	78,000	3,766
Retail — Discount (1.5%)
Wal-Mart Stores, Inc. (b)	69,500	3,330
Retail — Specialty Stores (2.6%)
The Home Depot, Inc.	157,000	5,946
Savings & Loans (1.2%)
Washington Mutual, Inc. (b)	66,500	2,792
Semiconductors (2.0%)
Applied Materials, Inc.	240,000	4,613
Software & Computer Services (0.7%)
Broadridge Financial Solutions, Inc. (c)	79,000	1,583
Telecommunications — Services & Equipment (1.8%)
Motorola, Inc.	228,000	3,951
Tobacco (0.2%)
Altria Group, Inc.	7,000	482
Utilities — Telecommunications (2.8%)
Sprint Nextel Corp. (b)	316,000	6,329
Total Common Stocks (Cost $202,314)		225,439
Short-Term Securities Held as Collateral for Securities Lending (25.5%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	$57,606	57,606
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $57,606)		57,606
Total Investments (Cost $260,312) — 125.5%		283,437
Liabilities in excess of other assets — (25.5)%		(57,614)
NET ASSETS — 100.0%		$225,823

(a)  Rate represents the effective yield at purchase.

(b)  A portion or all of the security was held on loan.

(c)  Non-income producing security.

ADR — American Depositary Receipt

LLC — Limited Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Stock Index Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares/ Amount	Principal Value
Commercial Paper (4.6%)
Prudential Funding LLC, 5.29% (a), 5/1/07	$3,274	$3,274
Total Commercial Paper (Amortized Cost $3,274)		3,274
Common Stocks (93.9%)
Advertising (0.2%)
Interpublic Group of Cos., Inc. (b)	2,381	30
Omnicom Group, Inc.	849	89
		119
Aerospace/Defense (2.2%)
B.F. Goodrich Co.	637	36
Boeing Co.	4,009	373
General Dynamics Corp.	2,061	162
Honeywell International, Inc.	4,063	220
Lockheed Martin Corp.	1,803	173
Northrop Grumman Corp.	1,779	131
Raytheon Co., Class B	2,267	121
Rockwell Collins, Inc.	855	56
United Technologies Corp.	5,058	340
		1,612
Agricultural Operations (0.2%)
Archer-Daniels-Midland Co.	3,316	128
Airlines (0.1%)
Southwest Airlines Co.	4,005	57
Aluminum (0.2%)
Alcoa, Inc.	4,417	157
Apparel & Footwear (0.4%)
Coach, Inc. (b)	1,880	92
Jones Apparel Group, Inc.	551	18
Liz Claiborne, Inc.	525	24
Nike, Inc., Class B	1,920	103
Polo Ralph Lauren Corp.	311	29
VF Corp.	457	40
		306
Audio & Video Products (0.1%)
Harman International Industries, Inc.	333	41
Automotive (0.4%)
AutoNation, Inc. (b)	765	16
Ford Motor Co.	9,613	77
General Motors Corp.	2,873	90
PACCAR, Inc.	1,261	106
		289
Automotive Parts (0.2%)
Eaton Corp.	853	76
Genuine Parts Co.	866	43
		119

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Banks (7.2%)
Bank of America Corp.	22,718	$1,156
Bank of New York Co., Inc.	3,840	156
BB & T Corp.	2,753	115
Comerica, Inc.	801	50
Commerce Bancorp, Inc.	953	32
Compass Bancshares, Inc.	662	45
Fifth Third Bancorp	2,826	115
First Horizon National Corp.	637	25
Huntington Bancshares, Inc.	1,196	27
J.P. Morgan Chase & Co.	17,643	919
KeyCorp (c)	2,011	72
M&T Bank Corp.	390	43
Marshall & Ilsley Corp.	1,299	62
Mellon Financial Corp.	2,113	91
National City Corp.	3,010	110
Northern Trust Corp.	958	60
PNC Financial Services Group, Inc.	1,758	130
Regions Financial Corp.	3,717	130
State Street Corp.	1,696	117
SunTrust Banks, Inc.	1,805	152
Synovus Financial Corp.	1,659	52
U.S. Bancorp	8,997	309
Wachovia Corp.	9,681	538
Wells Fargo Co.	17,162	616
Zions Bancorporation	559	46
		5,168
Beverages (1.9%)
Anheuser-Busch Cos., Inc.	3,875	191
Brown-Forman Corp., Class B	400	25
Coca Cola Enterprises, Inc.	1,414	31
Coca-Cola Co.	10,232	534
Constellation Brands, Inc., Class A (b)	1,072	24
Molson Coors Brewing Co.	238	22
Pepsi Bottling Group, Inc.	668	22
PepsiCo, Inc.	8,319	550
		1,399
Biotechnology (1.1%)
Amgen, Inc. (b)	5,930	380
Biogen Idec, Inc. (b)	1,739	82
Genzyme Corp. (b)	1,338	87
Gilead Sciences, Inc. (b)	2,360	193
MedImmune, Inc. (b)	1,208	69
		811
Brokerage Services (1.0%)
Charles Schwab Corp.	5,217	100
Lehman Brothers Holdings, Inc.	2,672	201
Merrill Lynch & Co., Inc.	4,492	405
		706

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Brokerage Services (0.2%)
Applied Biosystems Group	932	$29
Thermo Fisher Scientific, Inc. (b)	2,134	111
Waters Corp. (b)	516	31
		171
Building Materials (0.2%)
American Standard Cos., Inc.	887	49
Masco Corp.	1,989	54
Vulcan Materials Co.	483	60
		163
Building — Residential & Commercial (0.1%)
Centex Corp.	607	27
D.R. Horton, Inc.	1,387	31
KB Home	390	17
		75
Casino Services (0.2%)
Harrah's Entertainment, Inc.	947	81
International Game Technology	1,718	65
		146
Chemicals (1.4%)
Air Products & Chemicals, Inc.	1,099	84
Ashland, Inc.	283	17
Dow Chemical Co.	4,872	217
E.I. du Pont de Nemours and Co.	4,694	231
Eastman Chemical Co.	425	29
Hercules, Inc. (b)	591	11
Monsanto Co.	2,761	163
PPG Industries, Inc.	833	61
Praxair, Inc.	1,627	105
Rohm & Haas Co.	723	37
Sigma-Aldrich Corp.	671	28
		983
Coal (0.1%)
Consol Energy, Inc.	927	39
Peabody Energy Corp.	1,345	64
		103
Commercial Services (0.4%)
Cintas Corp.	690	26
Convergys Corp. (b)	694	17
Ecolab, Inc.	904	39
Fidelity National Information Services, Inc.	827	42
Moody's Corp.	1,188	78
Paychex, Inc.	1,723	64
		266
Computers & Peripherals (4.9%)
Apple Computer, Inc. (b)	4,378	437

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Cisco Systems, Inc. (b)	30,681	$820
Computer Sciences Corp. (b)	880	49
Dell, Inc. (b)	11,539	291
Electronic Data Systems Corp.	2,613	76
EMC Corp. (b)	10,709	163
Hewlett-Packard Co.	13,595	573
International Business Machines Corp.	7,648	782
Lexmark International Group, Inc. (b)	488	27
NCR Corp. (b)	909	46
Network Appliance, Inc. (b)	1,885	70
SanDisk Corp. (b)	1,155	50
Sun Microsystems, Inc. (b)	18,291	95
Unisys Corp. (b)	1,754	14
		3,493
Consumer Products (0.5%)
Clorox Co.	768	51
Colgate-Palmolive Co.	2,608	177
Fortune Brands, Inc.	774	62
Newell Rubbermaid, Inc.	1,410	43
		333
Containers & Packaging (0.1%)
Ball Corp.	524	27
Bemis, Inc.	531	18
Pactiv Corp. (b)	675	23
Sealed Air Corp.	820	27
		95
Cosmetics & Toiletries (1.9%)
Avon Products, Inc.	2,241	89
Estee Lauder Cos., Class A	591	31
International Flavor & Fragance, Inc.	397	19
Kimberly-Clark Corp.	2,319	165
Procter & Gamble Co.	16,028	1,031
		1,335
Cruise Lines (0.1%)
Carnival Corp.	2,247	110
Distribution/Wholesale (0.2%)
Costco Wholesale Corp.	2,298	123
E-Commerce & Services (0.2%)
Amazon.com, Inc. (b)	1,580	97
IAC/InterActiveCorp (b)	1,103	42
Monster Worldwide, Inc. (b)	653	27
		166
Electrical Equipment (0.3%)
Emerson Electric Co.	4,053	191
W.W. Grainger, Inc.	364	30
		221

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Electronics (3.0%)
General Electric Co.	52,235	$1,925
Johnson Controls, Inc.	998	102
L-3 Communications Holdings, Inc.	633	57
Millipore Corp. (b)	274	20
Molex, Inc.	720	22
PerkinElmer, Inc.	619	15
Sanmina — SCI Corp. (b)	2,693	9
Solectron Corp. (b)	4,592	16
Tektronix, Inc.	415	12
		2,178
Engineering (0.1%)
Fluor Corp.	447	43
Entertainment (0.5%)
The Walt Disney Co.	10,405	364
Environmental Control (0.2%)
Allied Waste Industries, Inc. (b)	1,295	18
Waste Management, Inc.	2,708	101
		119
Financial & Insurance (0.1%)
MBIA, Inc.	684	48
Financial Services (6.0%)
Ambac Financial Group, Inc.	520	48
American Express Co.	6,057	368
Ameriprise Financial, Inc.	1,215	72
Bear Stearns Cos., Inc.	608	95
Capital One Financial Corp.	2,086	155
Chicago Mercantile Exchange Holdings, Inc.	177	91
CIT Group, Inc.	983	59
Citigroup, Inc.	24,903	1,335
Countrywide Credit Industries, Inc.	2,996	111
E*TRADE Financial Corp. (b)	2,170	48
Equifax, Inc.	634	25
Fannie Mae	4,917	290
Federated Investors, Inc., Class B	452	17
Freddie Mac	3,520	228
Goldman Sachs Group, Inc.	2,090	457
H&R Block, Inc.	1,637	37
Janus Capital Group, Inc.	964	24
Legg Mason, Inc.	668	66
Marsh & McLennan Cos., Inc.	2,808	89
Morgan Stanley	5,408	454
SLM Corp.	2,085	112
T. Rowe Price Group, Inc.	1,348	67
Western Union Co.	3,921	83
		4,331

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Food Distributors, Supermarkets & Wholesalers (0.5%)
Kroger Co.	3,596	$106
Safeway, Inc.	2,238	81
SUPERVALU, Inc.	1,056	48
Sysco Corp.	3,134	103
		338
Food Processing & Packaging (1.2%)
Campbell Soup Co.	1,109	43
ConAgra, Inc.	2,566	63
Dean Foods Co. (b)	655	24
General Mills, Inc.	1,753	105
H.J. Heinz Co.	1,650	78
Hershey Foods Corp.	879	48
Kellogg Co.	1,274	67
Kraft Foods, Inc., Class A	8,330	279
McCormick & Co., Inc.	661	25
Sara Lee Corp.	3,726	61
Tyson Foods, Inc., Class A	1,281	27
Wm. Wrigley Jr. Co.	1,108	65
		885
Forest Products & Paper (0.3%)
International Paper Co.	2,299	87
MeadWestvaco Corp.	927	31
Temple-Inland, Inc.	534	31
Weyerhaeuser Co.	1,073	85
		234
Health Care (1.1%)
Coventry Health Care, Inc. (b)	810	47
Humana, Inc. (b)	847	53
Manor Care, Inc.	370	24
McKesson Corp.	1,501	88
Medtronic, Inc.	5,850	310
WellPoint, Inc. (b)	3,111	246
		768
Heavy Machinery (0.6%)
Caterpillar, Inc.	3,280	238
Deere & Co.	1,152	126
Terex Corp. (b)	521	41
		405
Home Builders (0.1%)
Lennar Corp., Class A	701	30
Pulte Homes, Inc.	1,079	29
		59
Hospitals (0.0%)
Tenet Healthcare Corp. (b)	2,396	18
Hotels & Motels (0.3%)
Hilton Hotels Corp.	1,976	67

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Marriott International, Inc., Class A	1,675	$76
Starwood Hotels & Resorts Worldwide, Inc.	1,091	73
		216
Household Goods — Appliances, Furnishings & Electronics (0.1%)
Leggett & Platt, Inc.	901	21
Whirlpool Corp.	400	43
		64
Insurance (4.5%)
ACE Ltd.	1,660	99
Aetna, Inc.	2,623	123
Aflac, Inc.	2,499	128
Allstate Corp.	3,143	196
American International Group, Inc.	13,215	924
Aon Corp.	1,516	59
Chubb Corp.	2,075	112
CIGNA Corp.	495	77
Cincinnati Financial Corp.	878	40
Genworth Financial, Inc., Class A	2,239	82
Hartford Financial Services Group, Inc.	1,627	164
Lincoln National Corp.	1,406	100
Loews Corp.	2,291	108
MetLife, Inc.	3,823	251
MGIC Investment Corp.	422	26
Principal Financial Group	1,361	86
Progressive Corp.	3,782	87
Prudential Financial, Inc.	2,382	226
Safeco Corp.	536	36
The Travelers Cos., Inc.	3,432	186
Torchmark Corp.	498	34
UnumProvident Corp.	1,741	43
XL Capital Ltd., Class A	920	72
		3,259
Internet Business Services (1.2%)
eBay, Inc. (b)	5,772	196
Google Inc., Class A (b)	1,106	521
Juniper Networks, Inc. (b)	2,892	65
Symantec Corp. (b)	4,697	83
VeriSign, Inc. (b)	1,245	34
		899
Internet Service Provider (0.2%)
Yahoo, Inc. (b)	6,202	174
Investment Companies (0.2%)
Franklin Resources, Inc.	850	112
Leisure & Recreation Products (0.0%)
Brunswick Corp.	461	15
Lodging (0.0%)
Wyndham Worldwide Corp. (b)	960	33

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Machine — Diversified (0.2%)
Cummins Engine, Inc.	529	$49
Dover Corp.	1,040	50
Rockwell Automation, Inc.	842	50
		149
Manufacturing — Capital Goods (0.2%)
Cooper Industries Ltd.	927	46
Illinois Tool Works, Inc.	2,101	108
		154
Manufacturing — Diversified (0.6%)
Ingersoll-Rand Co. Ltd., Class A	1,564	70
Parker Hannifin Corp.	588	54
Tyco International Ltd.	10,044	328
		452
Manufacturing — Miscellaneous (0.8%)
3M Co.	3,728	308
Danaher Corp.	1,209	86
ITT Industries, Inc.	923	59
Pall Corp.	625	26
Textron, Inc.	636	65
		544
Media (1.2%)
E.W. Scripps Co., Class A	424	18
News Corp., Class A	11,918	267
Time Warner, Inc.	19,382	400
Viacom, Inc., Class B (b)	3,516	145
		830
Medical Services (0.9%)
Express Scripts, Inc. (b)	689	66
Laboratory Corp. of America Holdings (b)	622	49
Medco Health Solutions, Inc. (b)	1,463	114
Quest Diagnostics, Inc.	806	39
UnitedHealth Group, Inc.	6,879	365
		633
Medical Supplies (1.1%)
Bausch & Lomb, Inc.	276	16
Baxter International, Inc.	3,301	187
Becton Dickinson & Co.	1,242	98
Biomet, Inc.	1,244	54
Boston Scientific Corp. (b)	6,016	93
C.R. Bard, Inc.	525	44
Patterson Cos., Inc. (b)	707	25
St. Jude Medical, Inc. (b)	1,749	75
Stryker Corp.	1,515	98
Varian Medical Systems, Inc. (b)	652	27
Zimmer Holdings, Inc. (b)	1,205	109
		826

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Medical — Information Systems (0.0%)
IMS Health, Inc.	991	$29
Mining (0.1%)
Newmont Mining Corp.	2,291	96
Motorcycles (0.1%)
Harley-Davidson, Inc.	1,308	83
Newspapers (0.2%)
Gannett Co., Inc.	1,193	68
New York Times Co., Class A	731	17
Tribune Co.	903	30
		115
Office Equipment & Supplies (0.4%)
Avery Dennison Corp.	465	29
OfficeMax, Inc.	381	19
Pitney Bowes, Inc.	1,119	54
Staples, Inc.	3,642	90
Xerox Corp. (b)	4,820	89
		281
Oil & Gas Exploration — Production & Services (1.4%)
Anadarko Petroleum Corp.	2,352	110
Apache Corp.	1,681	122
Chesapeake Energy Corp.	2,080	70
Devon Energy Corp.	2,258	165
ENSCO International, Inc.	766	43
EOG Resources, Inc.	1,239	91
Murphy Oil Corp.	953	53
Nabors Industries Ltd. (b)	1,415	45
Noble Corp.	683	58
Rowan Cos., Inc.	561	21
Transocean, Inc. (b)	1,488	128
XTO Energy, Inc.	1,869	101
		1,007
Oil Companies — Integrated (6.0%)
Chevron Corp.	10,961	853
ConocoPhillips	8,351	579
Exxon Mobil Corp.	30,034	2,384
Hess Corp.	1,372	78
Marathon Oil Corp.	1,757	178
Occidental Petroleum Corp.	4,257	216
		4,288
Oil Marketing & Refining (0.4%)
Sunoco, Inc.	616	46
Valero Energy Corp.	3,069	216
		262
Oilfield Services & Equipment (1.4%)
Baker Hughes, Inc.	1,627	131

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
BJ Services Co.	1,490	$43
Halliburton Co.	4,642	147
National-Oilwell Varco, Inc. (b)	893	76
Schlumberger Ltd.	5,987	442
Smith International, Inc.	1,013	53
Weatherford International Ltd. (b)	1,718	90
		982
Paint, Varnishes & Enamels (0.1%)
Sherwin-Williams Co.	567	36
Pharmaceuticals (6.6%)
Abbott Laboratories	7,838	444
Allergan, Inc.	781	95
AmerisourceBergen Corp.	962	48
Barr Pharmaceuticals, Inc. (b)	542	26
Bristol-Myers Squibb Co.	10,258	296
Cardinal Health, Inc.	2,033	142
Celgene Corp. (b)	1,918	117
Eli Lilly & Co.	5,012	296
Forest Laboratories, Inc. (b)	1,615	86
Hospira, Inc. (b)	792	32
Johnson & Johnson	14,701	944
King Pharmaceuticals, Inc. (b)	1,235	25
Merck & Co., Inc.	11,005	566
Mylan Laboratories, Inc.	1,243	27
Pfizer, Inc.	35,999	953
Schering-Plough Corp.	7,557	240
Watson Pharmaceuticals, Inc. (b)	521	14
Wyeth	6,838	380
		4,731
Photography (0.1%)
Eastman Kodak Co.	1,460	36
Pipelines (0.5%)
El Paso Corp.	3,547	53
Kinder Morgan, Inc.	545	58
Questar Corp.	437	43
Spectra Energy Corp.	3,189	83
Williams Cos., Inc.	3,037	90
		327
Primary Metal & Mineral Production (0.2%)
Freeport-McMoRan Copper & Gold, Inc., Class B	1,904	128
Publishing (0.3%)
Dow Jones & Co., Inc.	332	12
McGraw-Hill Cos., Inc.	1,803	118
Meredith Corp.	198	11
R.R. Donnelley & Sons Co.	1,109	45
		186

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Radio & Television (0.7%)
Clear Channel Communications, Inc.	2,520	$89
Comcast Corp., Class A (b)	15,798	421
		510
Railroads (0.7%)
Burlington Northern/Santa Fe Corp.	1,823	160
CSX Corp.	2,219	96
Norfolk Southern Corp.	2,017	107
Union Pacific Corp.	1,375	157
		520
Real Estate Investment Trusts (1.1%)
Apartment Investment & Management Co., Class A	496	28
Archstone-Smith Trust	1,119	58
AvalonBay Communities, Inc.	403	49
Boston Properties, Inc.	604	71
Equity Residential Properties Trust	1,493	69
Host Hotels & Resorts, Inc.	2,645	68
Kimco Realty Corp.	1,148	55
Plum Creek Timber Co., Inc.	901	36
ProLogis	1,302	84
Public Storage, Inc.	623	58
Simon Property Group, Inc.	1,126	130
Vornado Realty Trust	662	79
		785
Real Estate Services (0.0%)
CB Richard Ellis Group, Inc., Class A (b)	949	32
Restaurants (0.8%)
Darden Restaurants, Inc.	738	31
McDonald's Corp.	6,113	295
Starbucks Corp. (b)	3,815	118
Wendy's International, Inc.	441	17
Yum! Brands, Inc.	1,339	83
		544
Retail (0.4%)
Dollar General Corp.	1,585	34
Target Corp.	4,363	259
		293
Retail — Apparel/Shoe (0.1%)
Gap, Inc.	2,676	48
Limited Brands, Inc.	1,737	48
		96
Retail — Department Stores (0.7%)
Dillard's, Inc., Class A	309	11
Federated Department Stores, Inc.	2,668	117
J.C. Penney Co., Inc.	1,143	90
Kohl's Corp. (b)	1,661	123

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Nordstrom, Inc.	1,162	$64
Sears Holdings Corp. (b)	422	81
		486
Retail — Discount (1.0%)
Big Lots, Inc. (b)	556	18
Family Dollar Stores, Inc.	770	25
TJX Cos., Inc.	2,312	64
Wal-Mart Stores, Inc.	12,492	599
		706
Retail — Drug Stores (0.7%)
CVS Corp.	7,824	284
Walgreen Co.	5,084	223
		507
Retail — Food (0.0%)
Whole Foods Market, Inc.	714	33
Retail — Specialty Stores (1.3%)
AutoZone, Inc. (b)	252	33
Bed Bath & Beyond, Inc. (b)	1,439	59
Best Buy Co., Inc.	2,056	96
Circuit City Stores, Inc.	723	13
Lowe's Cos., Inc.	7,735	236
Office Depot, Inc. (b)	1,404	47
RadioShack Corp.	692	20
The Home Depot, Inc.	10,367	393
Tiffany & Co.	688	33
		930
Rubber & Rubber Products (0.0%)
Goodyear Tire & Rubber Co. (b)	916	30
Savings & Loans (0.4%)
Hudson City Bancorp, Inc.	2,514	33
Sovereign Bancorp, Inc.	1,834	45
Washington Mutual, Inc.	4,516	190
		268
Schools & Educational Services (0.0%)
Apollo Group, Inc. (b)	711	34
Semiconductors (2.4%)
Advanced Micro Devices, Inc. (b)	2,819	39
Altera Corp. (b)	1,811	41
Analog Devices, Inc.	1,695	66
Applied Materials, Inc.	7,096	136
Broadcom Corp., Class A (b)	2,395	78
Intel Corp.	29,294	630
JDS Uniphase Corp. (b)	1,073	18
KLA-Tencor Corp.	1,015	56
Linear Technology Corp.	1,520	57
LSI Logic Corp. (b)	3,912	33

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Maxim Integrated Products, Inc.	1,629	$52
Micron Technology, Inc. (b)	3,834	44
National Semiconductor Corp.	1,441	38
Novellus Systems, Inc. (b)	639	21
NVIDIA Corp. (b)	1,806	59
PMC-Sierra, Inc. (b)	1,079	8
QLogic Corp. (b)	808	14
Teradyne, Inc. (b)	964	17
Texas Instruments, Inc.	7,332	252
Xilinx, Inc.	1,686	50
		1,709
Software & Computer Services (3.5%)
Adobe Systems, Inc. (b)	2,989	124
Affiliated Computer Services, Inc., Class A (b)	502	30
Autodesk, Inc. (b)	1,177	49
Automatic Data Processing, Inc.	2,795	125
BMC Software, Inc. (b)	1,036	34
Broadridge Financial Solutions, Inc. (b)	725	14
CA, Inc.	2,089	57
Citrix Systems, Inc. (b)	917	30
Cognizant Technology Solutions Corp., Class A (b)	725	65
Compuware Corp. (b)	1,647	16
Electronic Arts, Inc. (b)	1,575	79
First Data Corp.	3,825	124
Fiserv, Inc. (b)	867	46
Intuit, Inc. (b)	1,740	49
Microsoft Corp.	43,773	1,311
Novell, Inc. (b)	1,722	13
Oracle Corp. (b)	20,269	381
		2,547
Staffing (0.0%)
Robert Half International, Inc.	853	28
Steel (0.3%)
Allegheny Technologies, Inc.	518	57
Nucor Corp.	1,530	97
United States Steel Corp.	602	61
		215
Telecommunications (0.2%)
Ciena Corp. (b)	432	12
Citizens Communications Co.	1,721	27
Qwest Communications International, Inc. (b)	7,968	71
		110
Telecommunications — Services & Equipment (1.4%)
ADC Telecommunications, Inc. (b)	596	11
Agilent Technologies, Inc. (b)	2,050	70
Avaya, Inc. (b)	2,303	30
Corning, Inc. (b)	7,974	189

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Embarq Corp.	765	$46
Jabil Circuit, Inc.	938	22
Motorola, Inc.	12,142	210
QUALCOMM, Inc.	8,415	369
Tellabs, Inc. (b)	2,221	24
		971
Television (0.3%)
CBS Corp., Class B	3,749	119
The DIRECTV Group, Inc (b)	3,935	94
		213
Tobacco (1.1%)
Altria Group, Inc.	10,660	735
UST, Inc.	816	46
		781
Tobacco & Tobacco Products (0.1%)
Reynolds American, Inc.	871	56
Tools & Hardware Manufacturing (0.1%)
Black & Decker Corp.	333	30
Snap-on, Inc.	299	16
Stanley Works	421	25
		71
Toys (0.1%)
Hasbro, Inc.	817	26
Mattel, Inc.	1,997	56
		82
Transportation Services (0.8%)
C.H. Robinson Worldwide, Inc.	879	47
FedEx Corp.	1,560	164
United Parcel Service, Inc., Class B	5,417	382
		593
Trucking & Leasing (0.0%)
Ryder Systems, Inc.	308	16
Utilities — Electric (3.3%)
AES Corp. (b)	3,374	74
Allegheny Energy, Inc. (b)	835	45
Ameren Corp.	1,049	55
American Electric Power Co.	2,015	101
CenterPoint Energy, Inc.	1,626	31
CMS Energy Corp.	1,134	21
Consolidated Edison Co. of New York, Inc.	1,309	67
Constellation Energy Group, Inc.	918	82
Dominion Resources, Inc.	1,773	162
DTE Energy Co.	900	45
Duke Energy Corp.	6,386	131
Dynegy, Inc., Class A (b)	2,043	19
Edison International	1,655	87

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares/ Amount	Principal Value
Entergy Corp.	1,007	$114
Exelon Corp.	3,404	257
FirstEnergy Corp.	1,621	111
FPL Group, Inc.	2,060	133
Integrys Energy Group, Inc.	382	21
NiSource, Inc.	1,391	34
PG&E Corp.	1,782	90
Pinnacle West Capital Corp.	508	24
PPL Corp.	1,956	85
Progress Energy, Inc.	1,306	66
Public Service Enterprise Group	1,284	111
Southern Co.	3,803	144
TECO Energy, Inc.	1,065	19
TXU Corp.	2,333	153
Xcel Energy, Inc.	2,071	50
		2,332
Utilities — Natural Gas (0.2%)
KeySpan Corp.	892	37
NICOR, Inc.	228	11
Sempra Energy	1,336	85
		133
Utilities — Telecommunications (3.2%)
Alltel Corp.	1,830	115
AT&T, Inc.	31,718	1,228
CenturyTel, Inc.	566	26
Sprint Nextel Corp.	14,744	295
Verizon Communications, Inc.	14,781	564
Windstream Corp.	2,422	36
		2,264
Total Common Stocks (Cost $22,492)		67,327
Investment Companies (1.1%)
SPDR Trust Series I	5,395	800
Total Investment Companies (Cost $764)		800
U.S. Treasury Bills (0.4%)
4.97% (a), 6/14/07 (d)	$250	249
Total U.S. Treasury Bills (Amortized Cost $248)		249
Total Investments (Cost $26,778) — 100.0%		71,650
Other assets in excess of liabilities — 0.0%		32
NET ASSETS — 100.0%		$71,682

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

(c)  Investment in affiliate.

(d)  Serves as collateral for futures contracts.

LLC — Limited Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

	Number of Contracts	Value
Futures Contracts (5.2%)
S&P 500 Index, expiring June 15, 2007	10	$3,721
Total Futures Contracts (Cost $3,523)

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Established Value Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (2.4%)
Prudential Funding LLC, 5.29% (a), 5/1/07	$7,234	$7,234
Total Commercial Paper (Amortized Cost $7,234)		7,234
Common Stocks (97.4%)
Aerospace/Defense (1.1%)
General Dynamics Corp.	42,000	3,297
Apparel & Footwear (1.1%)
Jones Apparel Group, Inc.	102,000	3,406
Automotive Parts (1.9%)
BorgWarner, Inc.	38,500	2,999
Eaton Corp.	32,000	2,855
		5,854
Banks (4.9%)
Cullen/Frost Bankers, Inc.	85,400	4,370
First Horizon National Corp.	78,000	3,058
Mellon Financial Corp. (b)	110,000	4,722
Whitney Holding Corp. (b)	88,000	2,708
		14,858
Brokerage Services (0.7%)
Wadell & Reed Financial, Inc., Class A (b)	92,000	2,228
Building Materials (0.8%)
Masco Corp. (b)	87,000	2,367
Chemicals (2.4%)
Agrium, Inc. (b)	88,000	3,408
PPG Industries, Inc. (b)	52,000	3,826
		7,234
Coal (1.4%)
Peabody Energy Corp. (b)	89,000	4,270
Computers & Peripherals (3.2%)
CACI International, Inc., Class A (b) (c)	73,000	3,338
Lexmark International Group, Inc. (b) (c)	53,000	2,889
Perot Systems Corp., Class A (c)	182,000	3,258
		9,485
Containers & Packaging (5.0%)
Owens-Illinois, Inc. (c)	232,000	6,981
Packaging Corp. of America	195,000	4,828
Pactiv Corp. (b) (c)	98,000	3,389
		15,198
Electrical Components & Equipment (1.1%)
Gentex Corp. (b)	181,000	3,222
Electronics (7.9%)
AVX Corp. (b)	300,000	4,992
Flextronics International Ltd. (c)	380,000	4,237

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Established Value Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Hubbell, Inc., Class B	122,000	$6,306
Johnson Controls, Inc. (b)	49,200	5,035
Tektronix, Inc. (b)	115,000	3,380
		23,950
Financial Services (4.2%)
Ambac Financial Group, Inc.	67,000	6,150
Ameriprise Financial, Inc.	108,000	6,423
		12,573
Food Distributors, Supermarkets & Wholesalers (1.6%)
SUPERVALU, Inc.	103,000	4,728
Forest Products & Paper (1.0%)
Weyerhaeuser Co.	39,000	3,090
Health Care (3.0%)
Coventry Health Care, Inc. (c)	65,000	3,759
Manor Care, Inc. (b)	79,500	5,159
		8,918
Heavy Machinery (1.2%)
Deere & Co.	32,000	3,501
Human Resources (1.3%)
Hewitt Associates, Inc., Class A (b) (c)	127,000	3,778
Insurance (6.7%)
Alleghany Corp. (c)	15,708	5,620
Fidelity National Financial, Inc., Class A	148,000	3,773
Hartford Financial Services Group, Inc.	28,000	2,834
HCC Insurance Holdings, Inc. (b)	129,000	3,955
Old Republic International Corp.	187,500	3,988
		20,170
Lodging (1.7%)
Wyndham Worldwide Corp. (c)	151,000	5,225
Manufacturing — Diversified (2.2%)
Parker Hannifin Corp.	35,000	3,225
Pentair, Inc.	109,000	3,503
		6,728
Manufacturing — Miscellaneous (2.0%)
ITT Industries, Inc.	95,000	6,062
Medical Supplies (2.6%)
Becton Dickinson & Co.	59,100	4,651
Dade Behring Holdings, Inc.	64,000	3,143
		7,794
Oil & Gas Exploration — Production & Services (7.2%)
Cimarex Energy Co. (b)	200,000	7,880
Devon Energy Corp.	84,000	6,121
Newfield Exploration Co. (c)	102,400	4,480
Todco, Class A (c)	74,000	3,364
		21,845

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Established Value Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Oil Companies — Integrated (1.8%)
Hess Corp.	28,000	$1,589
Occidental Petroleum Corp. (b)	76,000	3,853
		5,442
Oil Marketing & Refining (1.6%)
Valero Energy Corp. (b)	67,000	4,705
Oilfield Services & Equipment (1.0%)
Helix Energy Solutions Group, Inc. (b) (c)	77,000	2,946
Paint, Varnishes & Enamels (1.0%)
Sherwin-Williams Co.	46,000	2,934
Pharmaceuticals (2.7%)
AmerisourceBergen Corp.	100,000	4,999
Forest Laboratories, Inc. (b) (c)	59,000	3,139
		8,138
Pipelines (1.6%)
National Fuel Gas Co. (b)	100,000	4,701
Primary Metal & Mineral Production (1.5%)
Freeport-McMoRan Copper & Gold, Inc., Class B (b)	65,000	4,365
Railroads (1.3%)
Burlington Northern/Santa Fe Corp. (b)	44,000	3,852
Real Estate Investment Trusts (4.1%)
AMB Property Corp. (b)	71,000	4,325
Annaly Capital Management, Inc. (b)	331,000	5,266
CBL & Associates Properties, Inc. (b)	64,000	2,909
		12,500
Restaurants (1.4%)
Yum! Brands, Inc. (b)	70,000	4,330
Retail — Discount (1.7%)
Dollar Tree Stores, Inc. (c)	132,000	5,190
Retail — Specialty Stores (1.3%)
Barnes & Noble, Inc. (b)	101,500	4,012
Semiconductors (4.7%)
Novellus Systems, Inc. (b) (c)	125,000	4,046
STMicroelectronics N.V., NY Shares	240,000	4,671
Teradyne, Inc. (b) (c)	314,000	5,479
		14,196
Software & Computer Services (1.0%)
Sybase, Inc. (b) (c)	127,000	3,072
Transportation Services (1.6%)
Con-way, Inc. (b)	85,500	4,671
Utilities — Electric (0.9%)
Exelon Corp.	37,000	2,790

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Established Value Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
Utilities — Natural Gas (2.0%)
Sempra Energy (b)	93,000	$5,904
Total Common Stocks (Cost $194,864)		293,529
Short-Term Securities Held as Collateral for Securities Lending (32.0%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	$96,570	96,570
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $96,570)		96,570
Total Investments (Cost $298,668) — 131.8%		397,333
Liabilities in excess of other assets — (31.8)%		(95,774)
NET ASSETS — 100.0%		$301,559

(a)  Rate represents the effective yield at purchase.

(b)  A portion or all of the security was held on loan.

(c)  Non-income producing security.

LLC — Limited Liability Co.

See notes to financial statements.

  Statements of Assets and Liabilities
The Victory Portfolios   April 30, 2007

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Value Fund	Stock Index Fund	Established Value Fund
ASSETS:
Investments, at value (Cost $260,312, $26,778 and $298,668)	$283,437	$71,650	$397,333
Cash	50	50	50
Interest and dividends receivable	134	57	135
Receivable for capital shares issued	3	45	13
Receivable for investments sold	1,897	—	1,017
Prepaid expenses	33	10	34
Total Assets	285,554	71,812	398,582
LIABILITIES:
Payable for investments purchased	1,749	—	—
Payable for capital shares redeemed	135	42	105
Payable for return of collateral received	57,606	—	96,570
Payable for variation margin on futures contracts	—	37	—
Accrued expenses and other payables:
Investment advisory fees	138	15	136
Administration fees	20	6	26
Custodian fees	4	—	5
Accounting fees	—	7	1
Transfer agent fees	10	9	28
Trustee fees	2	—	3
Shareholder servicing fees	45	10	3
12b-1 fees	3	—	118
Other accrued expenses	19	4	28
Total Liabilities	59,731	130	97,023
NET ASSETS:
Capital	192,798	78,113	170,755
Accumulated undistributed net investment income (loss)	(259)	2	(307)
Net unrealized appreciation on investment transactions and futures	23,125	45,070	98,665
Accumulated undistributed net realized gains (losses) from investment transactions and futures	10,159	(51,503)	32,446
Net Assets	$225,823	$71,682	$301,559
Net Assets
Class A Shares	$220,690	$52,168	$12,481
Class C Shares	760	—	—
Class R Shares	4,373	19,514	289,078
Total	$225,823	$71,682	$301,559
Shares (unlimited number of shares authorized with a par value of $0.001 per share)
Class A Shares	14,687	2,369	436
Class C Shares	51	—	—
Class R Shares	292	887	10,159
Total	15,030	3,256	10,595
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$15.03	$22.02	$28.65
Class C Shares (a)	$14.89	—	—
Class R Shares	$15.00	$22.00	$28.45
Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%
Maximum Offering Price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share Class A Shares	$15.95	$23.36	$30.40

(a)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

  Statements of Operations
The Victory Portfolios  Six Months Ended April 30, 2007

(Amounts in Thousands)  (Unaudited)

	Value Fund	Stock Index Fund	Established Value Fund
Investment Income:
Interest income	$134	$64	$272
Dividend income	1,824	757	1,887
Income from securities lending, net	15	—	33
Total Income	1,973	821	2,192
Expenses:
Investment advisory fees	842	96	803
Administration fees	109	37	141
Shareholder servicing fees — Class A Shares	274	43	15
Shareholder servicing fees — Class R Shares	—	25	—
12b-1 fees — Class C Shares	4	—	—
12b-1 fees — Class R Shares	11	—	697
Accounting fees	2	2	2
Custodian fees	22	9	27
Transfer agent fees	21	7	27
Transfer agent fees — Class A Shares	8	9	2
Transfer agent fees — Class C Shares	1	—	—
Transfer agent fees — Class R Shares	1	4	26
Trustees' fees	9	4	13
Chief Compliance Officer fees	3	1	3
Legal and audit fees	16	5	20
Other expenses	25	21	42
Total Expenses	1,348	263	1,818
Expenses waived/reimbursed by Adviser	(5)	—	—
Net Expenses	1,343	263	1,818
Net Investment Income	630	558	374
Realized/Unrealized Gains (Losses) from Investment Transactions and Futures
Net realized gains from investment transactions	10,638	9,960	32,446
Net realized gains from futures transactions	—	516	—
Net change in unrealized appreciation/depreciation on investment transactions and futures	3,241	(4,998)	2,872
Net realized/unrealized gains (losses) from investment transactions and futures	13,879	5,478	35,318
Net increase from payments by adviser	172	61	219
Change in net assets resulting from operations	$14,681	$6,097	$35,911

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Value Fund		Stock Index Fund		Established Value Fund
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Six Months Ended April 30, 2007	Year Ended October 31, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$630	$1,022	$558	$1,070	$374	$1,250
Net realized gains from investments	10,638	38,770	9,960	11,625	32,446	56,107
Net realized gains from futures	—	—	516	193	—	—
Net change in unrealized appreciation/depreciation from investments and futures	3,241	1,661	(4,998)	(161)	2,872	(13,213)
Net increase from payments by adviser	172	32	61	12	219	42
Change in net assets resulting from operations	14,681	41,485	6,097	12,739	35,911	44,186
Distributions to sharesholders:
From net investment income:
Class A Shares	(911)	(1,020)	(476)	(866)	(35)	(58)
Class R Shares	(10)	(5)	(143)	(208)	(646)	(1,299)
From net realized gains:
Class A Shares	(31,154)	—	—	—	(1,890)	(791)
Class C Shares	(141)	—	—	—	—	—
Class R Shares	(634)	—	—	—	(47,526)	(28,827)
Change in net assets resulting from distributions to shareholders	(32,850)	(1,025)	(619)	(1,074)	(50,097)	(30,975)
Change in net assets from capital transactions	19,117	(20,819)	(14,657)	(22,231)	26,467	(11,170)
Change in net assets	948	19,641	(9,179)	(10,566)	12,281	2,041
Net Assets:
Beginning of period	224,875	205,234	80,861	91,427	289,278	287,237
End of period	$225,823	$224,875	$71,682	$80,861	$301,559	$289,278
Accumulated undistributed net investment income (loss)	$(259)	$32	$2	$63	$(307)	$—

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Value Fund		Stock Index Fund		Established Value Fund
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Six Months Ended April 30, 2007	Year Ended October 31, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$11,281	$22,267	$2,989	$6,781	$1,805	$6,063
Dividends reinvested	31,930	1,014	467	849	1,815	807
Cost of shares redeemed	(24,241)	(42,646)	(15,963)	(30,045)	(1,823)	(3,355)
Total Class A Shares	$18,970	$(19,365)	$(12,507)	$(22,415)	$1,797	$3,515
Class C Shares
Proceeds from shares issued	$107	$341	$—	$—	$—	$—
Dividends reinvested	69	—	—	—	—	—
Cost of shares redeemed	(306)	(311)	—	—	—	—
Total Class C Shares	$(130)	$30	$—	$—	$—	$—
Class R Shares
Proceeds from shares issued	$39	$146	$1,144	$6,282	$3,780	$6,827
Dividends reinvested	615	5	139	202	44,809	27,867
Cost of shares redeemed	(377)	(1,635)	(3,433)	(6,300)	(23,919)	(49,379)
Total Class R Shares	$277	$(1,484)	$(2,150)	$184	$24,670	$(14,685)
Total change in net assets from capital transactions	$19,117	$(20,819)	$(14,657)	$(22,231)	$26,467	$(11,170)
Share Transactions:
Class A Shares
Issued	769	1,446	141	360	66	212
Reinvested	2,215	67	22	45	70	30
Redeemed	(1,654)	(2,798)	(756)	(1,587)	(66)	(119)
Total Class A Shares	1,330	(1,285)	(593)	(1,182)	70	123
Class C Shares
Issued	7	22	—	—	—	—
Reinvested	5	—	—	—	—	—
Redeemed	(21)	(20)	—	—	—	—
Total Class C Shares	(9)	2	—	—	—	—
Class R Shares
Issued	3	10	54	328	141	237
Reinvested	43	— (a)	7	11	1,737	1,044
Redeemed	(26)	(108)	(163)	(329)	(887)	(1,723)
Total Class R Shares	20	(98)	(102)	10	991	(442)
Total change in shares	1,341	(1,381)	(695)	(1,172)	1,061	(319)

(a)  Rounds to less than 1,000.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Value Fund
	Class A Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$16.43	$13.62	$12.85	$11.41	$9.65	$12.93
Investment Activities:
Net investment income	0.04	0.07	0.12	0.10	0.10	0.10
Net realized and unrealized gains (losses) on investments	0.95	2.81	0.78	1.45	1.75	(2.04)
Total from Investment Activities	0.99	2.88	0.90	1.55	1.85	(1.94)
Distributions
Net investment income	(0.06)	(0.07)	(0.13)	(0.11)	(0.09)	(0.09)
Net realized gains	(2.33)	—	—	—	—	(1.25)
Total Distributions	(2.39)	(0.07)	(0.13)	(0.11)	(0.09)	(1.34)
Net Asset Value, End of Period	$15.03	$16.43	$13.62	$12.85	$11.41	$9.65
Total return (excludes sales charge) (a)	6.73%*	21.22%	7.00%	13.70%	19.23%	(17.21)%
Ratios/Supplemental Data:
Net assets at end of period (000)	$220,690	$219,428	$199,406	$227,185	$227,586	$319,613
Ratio of expenses to average net assets (b)	1.18%	1.22%	1.26%	1.25%	1.25%	1.17%
Ratio of net investment income to average net assets (b)	0.57%	0.48%	0.91%	0.80%	0.95%	0.84%
Ratio of expenses to average net assets (b) (c)	1.18%	1.22%	1.29%	1.25%	1.25%	1.20%
Ratio of net investment income to average net assets (b) (c)	0.57%	0.48%	0.88%	0.80%	0.95%	0.81%
Portfolio turnover (d)	51%	104%	110%	86%	97%	40%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Value Fund
	Class C Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$16.30	$13.56	$12.83	$11.40	$9.13
Investment Activities:
Net investment income (loss)	(0.02)	(0.05)	0.02	0.05	0.06
Net realized and unrealized gains on investments	0.94	2.79	0.78	1.44	2.27
Total from Investment Activities	0.92	2.74	0.80	1.49	2.33
Distributions
Net investment income	—	—	(0.07)	(0.06)	(0.06)
Net realized gains	(2.33)	—	—	—	—
Total Distributions	(2.33)	—	(0.07)	(0.06)	(0.06)
Net Asset Value, End of Period	$14.89	$16.30	$13.56	$12.83	$11.40
Total return (excludes contingent deferred sales charge) (b)	6.30%*	20.21%	6.24%	13.13%	25.65%
Ratios/Supplemental Data:
Net assets at end of period (000)	$760	$982	$792	$334	$92
Ratio of expenses to average net assets (c)	2.00%	2.00%	2.00%	1.75%	1.72%
Ratio of net investment income (loss) to average net assets (c)	(0.26)%	(0.32)%	(0.08)%	0.36%	0.32%
Ratio of expenses to average net assets (c) (d)	2.84%	2.77%	3.39%	4.63%	3.74%
Ratio of net investment income to average net assets (c) (d)	(1.10)%	(1.09)%	(1.47)%	(2.52)%	(1.70)%
Portfolio turnover (e)	51%	104%	110%	86%	97%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Class C shares commenced operations March 1, 2003.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Value Fund
	Class R Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$16.41	$13.60	$12.83	$11.39	$9.64	$12.93
Investment Activities:
Net investment income	0.01	0.02	0.08	0.06	0.06	0.06
Net realized and unrealized gains (losses) on investments	0.94	2.81	0.77	1.45	1.76	(2.04)
Total from Investment Activities	0.95	2.83	0.85	1.51	1.82	(1.98)
Distributions
Net investment income	(0.03)	(0.02)	(0.08)	(0.07)	(0.07)	(0.06)
Net realized gains	(2.33)	—	—	—	—	(1.25)
Total Distributions	(2.36)	(0.02)	(0.08)	(0.07)	(0.07)	(1.31)
Net Asset Value, End of Period	$15.00	$16.41	$13.60	$12.83	$11.39	$9.64
Total return (a)	6.46%*	20.80%	6.64%	13.32%	19.00%	(17.50)%
Ratios/Supplemental Data:
Net assets at end of period (000)	$4,373	$4,465	$5,036	$7,267	$9,398	$10,777
Ratio of expenses to average net assets (b)	1.60%	1.59%	1.60%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets (b)	0.16%	0.12%	0.64%	0.54%	0.70%	0.57%
Ratio of expenses to average net assets (b) (c)	1.67%	1.77%	1.78%	1.90%	1.89%	1.91%
Ratio of net investment income to average net assets (b) (c)	0.09%	(0.06)%	0.46%	0.14%	0.31%	0.16%
Portfolio turnover (d)	51%	104%	110%	86%	97%	40%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Stock Index Fund
	Class A Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$20.47	$17.85	$16.78	$15.59	$13.12	$17.10
Investment Activities:
Net investment income	0.16	0.25	0.27	0.16	0.13 (d)	0.14
Net realized and unrealized gains (losses) on investments and futures	1.57	2.62	1.07	1.19	2.49	(2.49)
Total from Investment Activities	1.73	2.87	1.34	1.35	2.62	(2.35)
Distributions
Net investment income	(0.18)	(0.25)	(0.27)	(0.16)	(0.15)	(0.14)
Net realized gains	—	—	—	—	—	(1.49)
Total Distributions	(0.18)	(0.25)	(0.27)	(0.16)	(0.15)	(1.63)
Net Asset Value, End of Period	$22.02	$20.47	$17.85	$16.78	$15.59	$13.12
Total return (excludes sales charge) (a)	8.47%*	16.17%	7.98%	8.69%	20.11%	(15.75)%
Ratios/Supplemental Data:
Net assets at end of period (000)	$52,168	$60,631	$73,971	$88,330	$89,619	$338,588
Ratio of expenses to average net assets (b)	0.65%	0.70%	0.70%	0.69%	0.79%	0.66%
Ratio of net investment income to average net assets (b)	1.50%	1.29%	1.48%	0.96%	0.98%	0.90%
Ratio of expenses to average net assets (b) (c)	0.65%	0.85%	0.85%	0.86%	0.96%	0.81%
Ratio of net investment income to average net assets (b) (c)	1.50%	1.14%	1.33%	0.79%	0.81%	0.75%
Portfolio turnover (d)	10%	5%	8%	3%	12%	8%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Stock Index Fund
	Class R Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$20.45	$17.83	$16.77	$15.57	$13.12	$17.09
Investment Activities:
Net investment income	0.14	0.21	0.22	0.11	0.09	0.11
Net realized and unrealized gains (losses) on investments and futures	1.56	2.62	1.07	1.21	2.49	(2.49)
Total from Investment Activities	1.70	2.83	1.29	1.32	2.58	(2.38)
Distributions
Net investment income	(0.15)	(0.21)	(0.23)	(0.12)	(0.13)	(0.10)
Net realized gains	—	—	—	—	—	(1.49)
Total Distributions	(0.15)	(0.21)	(0.23)	(0.12)	(0.13)	(1.59)
Net Asset Value, End of Period	$22.00	$20.45	$17.83	$16.77	$15.57	$13.12
Total return (a)	8.37%*	15.96%	7.71%	8.50%	19.82%	(15.88)%
Ratios/Supplemental Data:
Net assets at end of period (000)	$19,514	$20,230	$17,456	$18,282	$20,526	$18,868
Ratio of expenses to average net assets (b)	0.79%	0.89%	0.90%	0.94%	0.98%	0.86%
Ratio of net investment income to average net assets (b)	1.34%	1.08%	1.23%	0.70%	0.71%	0.70%
Ratio of expenses to average net assets (b) (c)	0.79%	1.10%	1.17%	1.38%	1.71%	1.58%
Ratio of net investment income to average net assets (b) (c)	1.34%	0.87%	0.96%	0.26%	(0.02)%	(0.02)%
Portfolio turnover (d)	10%	5%	8%	3%	12%	8%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Established Value Fund
	Class A Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$30.50	$29.31	$27.91	$26.67	$21.28	$26.84
Investment Activities:
Net investment income	0.06	0.14	0.04	0.09	0.12	0.16
Net realized and unrealized gains (losses) on investments	3.37	4.24	4.32	3.40	5.37	0.07
Total from Investment Activities	3.43	4.38	4.36	3.49	5.49	0.23
Distributions
Net investment income	(0.08)	(0.17)	(0.05)	(0.05)	(0.10)	(0.17)
Net realized gains	(5.20)	(3.02)	(2.91)	(2.20)	—	(5.62)
Total Distributions	(5.28)	(3.19)	(2.96)	(2.25)	(0.10)	(5.79)
Net Asset Value, End of Period	$28.65	$30.50	$29.31	$27.91	$26.67	$21.28
Total return (excludes sales charge) (a)	13.10%*	16.49%	16.92%	14.17%	25.90%	(0.32)%
Ratios/Supplemental Data:
Net assets at end of period (000)	$12,481	$11,146	$7,112	$23,505	$21,370	$35,586
Ratio of expenses to average net assets (b)	1.09%	1.23%	1.21%	1.11%	1.12%	0.99%
Ratio of net investment income to average net assets (b)	0.40%	0.49%	0.36%	0.33%	0.57%	0.66%
Ratio of expenses to average net assets (b) (c)	1.09%	1.23%	1.27%	1.13%	1.16%	1.06%
Ratio of net investment income to average net assets (b) (c)	0.40%	0.49%	0.30%	0.31%	0.53%	0.59%
Portfolio turnover (d)	23%	49%	22%	45%	43%	74%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Established Value Fund
	Class R Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$30.33	$29.15	$27.80	$26.61	$21.24	$26.80
Investment Activities:
Net investment income	0.03	0.12	0.02	0.02	0.06	0.07
Net realized and unrealized gains (losses) on investments	3.35	4.21	4.27	3.41	5.38	0.07
Total from Investment Activities	3.38	4.33	4.29	3.43	5.44	0.14
Distributions
Net investment income	(0.06)	(0.13)	(0.03)	(0.04)	(0.07)	(0.08)
Net realized gains	(5.20)	(3.02)	(2.91)	(2.20)	—	(5.62)
Total Distributions	(5.26)	(3.15)	(2.94)	(2.24)	(0.07)	(5.70)
Net Asset Value, End of Period	$28.45	$30.33	$29.15	$27.80	$26.61	$21.24
Total return (a)	12.99%*	16.41%	16.70%	13.93%	25.69%	(0.67)%
Ratios/Supplemental Data:
Net assets at end of period (000)	$289,078	$278,132	$280,125	$290,445	$285,747	$246,200
Ratio of expenses to average net assets (b)	1.26%	1.32%	1.36%	1.34%	1.35%	1.33%
Ratio of net investment income to average net assets (b)	0.25%	0.43%	0.09%	0.10%	0.29%	0.33%
Ratio of expenses to average net assets (b) (c)	1.26%	1.32%	1.40%	1.37%	1.43%	1.46%
Ratio of net investment income to average net assets (b) (c)	0.25%	0.43%	0.05%	0.07%	0.21%	0.20%
Portfolio turnover (d)	23%	49%	22%	45%	43%	74%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Special Value Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (4.8%)
Prudential Funding LLC, 5.29% (a), 5/1/07	$35,762	$35,762
Total Commercial Paper (Amortized Cost $35,762)		35,762
Common Stocks (93.3%)
Aerospace/Defense (1.0%)
Hexcel Corp. (b) (c)	349,500	7,584
Banks (3.0%)
Colonial BancGroup, Inc. (b)	431,800	10,389
Compass Bancshares, Inc.	172,000	11,727
		22,116
Beverages (0.7%)
Brown-Forman Corp., Class B	82,900	5,300
Building — Residential & Commercial (1.9%)
Granite Construction, Inc.	227,500	13,705
Building Materials (0.9%)
Eagle Materials, Inc.	153,900	6,865
Casinos & Gaming (2.2%)
Melco PBL Entertainment (Macau) Ltd., ADR (b) (c)	317,500	5,531
Station Casinos, Inc.	126,500	11,005
		16,536
Chemicals (2.4%)
Celanese Corp., Series A	399,973	13,267
Zoltek Cos., Inc. (b) (c)	138,500	4,216
		17,483
Coal (0.6%)
Foundation Coal Holdings, Inc.	103,864	4,091
Computers & Peripherals (1.3%)
Western Digital Corp. (c)	561,990	9,936
Consulting Services (0.9%)
Watson Wyatt Worldwide, Inc., Class A	146,600	6,909
Distribution/Wholesale (1.4%)
WESCO International, Inc. (b) (c)	161,100	10,177
Energy — Alternative Sources (2.1%)
SunPower Corp., Class A (b) (c)	141,600	8,592
Suntech Power Holdings Co. Ltd., ADR (b) (c)	199,300	7,231
		15,823
Engineering & Construction (0.9%)
Foster Wheeler Ltd. (b) (c)	96,350	6,632
Financial Services (4.5%)
Affiliated Managers Group, Inc. (b) (c)	110,400	12,986
Ambac Financial Group, Inc.	83,200	7,638
Ameriprise Financial, Inc.	206,400	12,275
		32,899

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Food Processing & Packaging (1.2%)
Dean Foods Co. (c)	248,900	$9,067
Heavy Machinery (2.4%)
NACCO Industries, Inc., Class A	36,993	5,896
Terex Corp. (c)	154,300	12,012
		17,908
Home Builders (0.9%)
Pulte Homes, Inc. (b)	245,200	6,596
Hotels & Motels (2.9%)
Hilton Hotels Corp. (b)	630,700	21,444
Insurance (9.1%)
Aon Corp. (b)	129,175	5,006
Arch Capital Group Ltd. (c)	114,300	8,323
Assurant, Inc. (b)	311,990	17,949
Nationwide Financial Services, Inc.	259,804	14,843
PMI Group, Inc.	220,300	10,678
Principal Financial Group	164,000	10,412
		67,211
Iron/Steel (3.8%)
Commercial Metals Co.	440,300	14,763
IPSCO, Inc. (b)	57,130	8,447
Mueller Water Products, Inc., Class A (b)	317,900	4,578
		27,788
Manufacturing — Miscellaneous (3.5%)
Harsco Corp.	177,800	9,068
Trinity Industries, Inc. (b)	359,300	16,671
		25,739
Medical — Information Systems (1.2%)
Cerner Corp. (b) (c)	169,700	9,035
Mining (2.6%)
Agnico-Eagle Mines Ltd. (b)	173,900	6,135
Teck Cominco Ltd., Class B	170,200	12,941
		19,076
Oil & Gas Exploration — Production & Services (3.9%)
Chesapeake Energy Corp. (b)	389,400	13,142
Rowan Cos., Inc. (b)	421,700	15,451
		28,593
Oil & Gas Services (1.2%)
Complete Production Services, Inc. (b) (c)	352,523	8,485
Oilfield Services & Equipment (0.6%)
National-Oilwell Varco, Inc. (c)	51,700	4,387
Pharmaceuticals (2.6%)
AmerisourceBergen Corp.	180,800	9,038
Pharmaceutical Product Development, Inc. (b)	290,700	10,486
		19,524

See notes financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Pipelines (1.6%)
National Fuel Gas Co. (b)	251,700	$11,832
Real Estate Investment Trusts (3.6%)
Health Care Property Investors, Inc.	275,350	9,745
Senior Housing Properties Trust (b)	403,900	9,221
SL Green Realty Corp. (b)	56,800	8,003
		26,969
Restaurants (1.2%)
Chipotle Mexican Grill, Inc., Class B (c)	150,000	8,988
Retail — Catalog Shopping (2.1%)
Coldwater Creek, Inc. (b) (c)	289,800	5,999
MSC Industrial Direct Co., Inc., Class A (b)	201,900	9,840
		15,839
Retail — Department Stores (1.8%)
Nordstrom, Inc. (b)	244,500	13,428
Retail — Discount (1.0%)
TJX Cos., Inc.	259,100	7,226
Retail — Specialty Stores (0.7%)
The Children's Place Retail Stores, Inc. (c)	92,200	4,875
Semiconductors (5.0%)
Cypress Semiconductor Corp. (b) (c)	688,400	15,709
Emulex Corp. (b) (c)	323,005	6,777
Fairchild Semiconductor International, Inc. (c)	417,300	7,344
Intersil Corp., Class A	231,000	6,882
		36,712
Software (1.1%)
Quest Software, Inc. (b) (c)	475,500	8,088
Steel (1.9%)
Cleveland-Cliffs, Inc. (b)	202,690	14,044
Telecommunications — Services & Equipment (4.2%)
Arris Group, Inc. (b) (c)	240,600	3,566
CommScope, Inc. (b) (c)	247,300	11,536
Harris Corp. (b)	312,500	16,047
		31,149
Transportation Services (1.5%)
GATX Corp. (b)	232,400	11,390
Utilities — Electric (3.9%)
MDU Resources Group, Inc.	407,600	12,350
Wisconsin Energy Corp.	338,900	16,535
		28,885
Utilities — Natural Gas (1.4%)
Energen Corp. (b)	188,300	10,554
Utilities — Water (1.5%)
Aqua America, Inc. (b)	514,100	11,367

See notes financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
Wire & Cable Products (1.1%)
General Cable Corp. (b) (c)	140,684	$8,081
Total Common Stocks (Cost $583,032)		690,336
Investment Companies (1.2%)
iShares Russell Midcap Value Index Fund (b)	57	8,919
Total Investment Companies (Cost $8,778)		8,919
Short-Term Securities Held as Collateral for Securities Lending (36.0%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	$266,324	266,324
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $266,324)		266,324
Total Investments (Cost $893,896) — 135.3%		1,001,341
Liabilities in excess of other assets — (35.3)%		(261,277)
NET ASSETS — 100.0%		$740,064

(a)  Rate represents the effective yield at purchase.

(b)  A portion or all of the security was held on loan.

(c)  Non-income producing security.

ADR — American Depositary Receipt

LLC — Limited Liability Co.

See notes financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Small Company Opportunity Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (4.7%)
Prudential Funding LLC, 5.29% (a), 5/1/07	$11,359	$11,359
Total Commercial Paper (Amortized Cost $11,359)		11,359
Common Stocks (94.9%)
Apparel & Footwear (0.9%)
Kellwood Co. (b)	80,000	2,254
Automotive (0.5%)
Group 1 Automotive, Inc.	29,000	1,189
Automotive Parts (1.0%)
Aftermarket Technology Corp. (b) (c)	58,000	1,603
Commercial Vehicle Group, Inc. (c)	45,531	895
		2,498
Banks (1.7%)
W Holding Co., Inc.	454,000	2,198
Wintrust Financial Corp. (b)	41,000	1,762
		3,960
Brokerage Services (1.2%)
Woodward Governor Co.	56,600	2,793
Building Materials (3.8%)
ABM Industries, Inc.	78,800	2,218
Simpson Manufacturing Co., Inc. (b)	90,000	2,895
Texas Industries, Inc. (b)	17,000	1,295
Universal Forest Products, Inc.	61,000	2,834
		9,242
Building — Residential & Commercial (0.6%)
Skyline Corp. (b)	42,000	1,380
Chemicals (1.4%)
CF Industries Holdings, Inc. (b)	19,000	754
Olin Corp. (b)	157,000	2,691
		3,445
Coal (1.4%)
Foundation Coal Holdings, Inc.	86,500	3,407
Computers & Peripherals (3.3%)
Foundry Networks, Inc. (b) (c)	127,000	1,920
Imation Corp.	66,200	2,443
Manhattan Associates, Inc. (b) (c)	69,000	1,996
Silicon Storage Technology, Inc. (c)	396,000	1,632
		7,991
Consulting Services (0.7%)
Watson Wyatt Worldwide, Inc., Class A	34,500	1,626
Consumer Products (0.7%)
CSS Industries, Inc.	40,000	1,596

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Distribution/Wholesale (0.7%)
United Stationers, Inc. (c)	28,800	$1,714
Electrical Components & Equipment (1.5%)
Gentex Corp. (b)	199,000	3,542
Electronics (2.6%)
Hubbell, Inc., Class B	76,000	3,929
Orbotech Ltd. (c)	97,000	2,224
		6,153
Energy — Alternative Sources (0.5%)
Aventine Renewable Energy Holdings, Inc. (b) (c)	64,000	1,229
Engineering (0.7%)
Michael Baker Corp. (c)	59,000	1,732
Financial Services (1.0%)
Piper Jaffray Cos., Inc. (b) (c)	37,000	2,361
Food Processing & Packaging (0.5%)
J & J Snack Foods Corp.	32,977	1,285
Health Care (0.7%)
Magellan Health Services, Inc. (c)	37,500	1,609
Heavy Machinery (0.7%)
NACCO Industries, Inc., Class A	11,000	1,753
Insurance (7.6%)
Alfa Corp. (b)	104,400	1,873
Assured Guaranty Ltd.	110,500	3,117
Delphi Financial Group, Inc.	47,537	2,030
Infinity Property & Casualty Corp. (b)	40,000	1,860
Max Re Capital Ltd.	112,000	3,002
National Western Life Insurance Co., Class A	16,150	4,323
Stewart Information Services Corp.	50,000	2,011
		18,216
Internet (2.9%)
EarthLink, Inc. (c)	525,000	4,022
Websense, Inc. (b) (c)	123,000	3,039
		7,061
Machine — Diversified (0.9%)
Kennametal, Inc. (b)	30,000	2,117
Machinery — Construction & Mining (1.0%)
Astec Industries, Inc. (c)	57,000	2,320
Manufacturing — Diversified (1.0%)
Federal Signal Corp. (b)	151,000	2,384
Manufacturing — Miscellaneous (4.4%)
AptarGroup, Inc. (b)	50,000	3,662
Lancaster Colony Corp.	78,000	3,294
Matthews International Corp. (b)	43,833	1,848
Portec Rail Products, Inc.	156,000	1,863
		10,667

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Media (0.6%)
Journal Communications, Inc., Class A (b)	107,000	$1,443
Medical Equipment & Supplies (0.9%)
Orthofix International N.V. (c)	39,000	2,055
Metal Fabrication (3.6%)
CIRCOR International, Inc.	56,265	2,048
Mueller Industries, Inc.	60,500	1,984
Quanex Corp. (b)	70,175	3,020
Valmont Industries, Inc.	25,000	1,572
		8,624
Mining (0.8%)
Meridian Gold, Inc. (b) (c)	75,000	1,894
Office Equipment & Supplies (0.7%)
John H. Harland Co.	33,900	1,783
Oil & Gas Exploration — Production & Services (8.9%)
Bronco Drilling Co., Inc. (c)	23,000	416
Cimarex Energy Co. (b)	127,000	5,004
Comstock Resources, Inc. (c)	118,500	3,359
Grey Wolf, Inc. (c)	168,000	1,203
Rosetta Resources, Inc. (b) (c)	162,000	3,485
St. Mary Land & Exploration Co. (b)	77,436	2,836
Swift Energy Co. (c)	56,000	2,276
Whiting Petroleum Corp. (c)	61,000	2,685
		21,264
Oil Marketing & Refining (0.8%)
Holly Corp.	30,000	1,908
Oilfield Services & Equipment (2.0%)
Lone Star Technologies, Inc. (b) (c)	72,000	4,782
Pharmaceuticals (2.3%)
Axcan Pharma, Inc. (b) (c)	112,000	1,950
Medicis Pharmaceutical Corp., Class A (b)	60,000	1,824
Perrigo Co. (b)	88,000	1,672
		5,446
Real Estate Investment Trusts (6.4%)
Annaly Capital Management, Inc. (b)	230,000	3,659
Anworth Mortgage Asset Corp. (b)	160,000	1,536
Deerfield Triarc Capital Corp.	185,500	3,003
LaSalle Hotel Properties (b)	51,400	2,386
LTC Properties, Inc. (b)	66,100	1,657
MFA Mortgage Investments, Inc.	82,000	599
PS Business Parks, Inc.	36,801	2,536
		15,376
Recreational Vehicles (2.5%)
Fleetwood Enterprises, Inc. (b) (c)	242,000	2,016
Monaco Coach Corp. (b)	139,000	2,131
Winnebago Industries, Inc. (b)	55,000	1,763
		5,910

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description			Shares	Value
Restaurants (0.9%)
IHOP Corp. (b)			38,000	$2,239
Retail — Apparel/Shoe (0.7%)
The Buckle, Inc.			48,750	1,737
Retail — Specialty Stores (1.3%)
Cato Corp, Class A			147,000	3,177
Semiconductors (6.6%)
AS	E	Test Ltd. (c)	86,800	1,114
Emulex Corp. (b) (c)			127,000	2,664
Fairchild Semiconductor International, Inc. (c)			175,000	3,080
Mattson Technology, Inc. (c)			380,000	3,842
MKS Instruments, Inc. (b) (c)			90,500	2,439
OmniVision Technologies, Inc. (b) (c)			208,000	2,812
				15,951
Software & Computer Services (3.8%)
Borland Software Corp. (c)			369,000	2,055
CIBER, Inc. (c)			338,000	2,755
Dendrite International, Inc. (b) (c)			124,000	1,972
SRA International, Inc., Class A (b) (c)			98,000	2,394
				9,176
Staffing (0.8%)
Heidrick & Struggles International, Inc. (c)			38,000	1,793
Telecommunications — Services & Equipment (1.1%)
CommScope, Inc. (b) (c)			58,000	2,706
Transportation Services (1.5%)
Genesee & Wyoming, Inc., Class A (b) (c)			85,000	2,311
Pacer International, Inc.			51,000	1,303
				3,614
Utilities — Electric (2.7%)
ALLETE, Inc. (b)			57,000	2,759
Black Hills Corp. (b)			38,000	1,513
Otter Tail Corp.			66,000	2,257
				6,529
Utilities — Natural Gas (0.9%)
Energen Corp. (b)			39,100	2,192
Wire & Cable Products (1.2%)
General Cable Corp. (b) (c)			51,000	2,929
Total Common Stocks (Cost $189,104)				228,052

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
Investment Companies (1.9%)
iShares Russell 2000 Value Index Fund	28,000	$2,284
iShares S&P SmallCap 600 Index Fund	34,000	2,360
Total Investment Companies (Cost $4,577)		4,644
Short-Term Securities Held as Collateral for Securities Lending (33.6%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	$80,732	80,732
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $80,732)		80,732
Total Investments (Cost $285,772) — 135.1%		324,787
Liabilities in excess of other assets — (35.1)%		(84,447)
NET ASSETS — 100.0%		$240,340

(a)  Rate represents the effective yield at purchase.

(b)  A portion or all of the security was held on loan.

(c)  Non-income producing security.

LLC — Limited Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Focused Growth Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (6.3%)
Prudential Funding LLC, 5.29% (a), 5/1/07	$344	$344
Total Commercial Paper (Amortized Cost $344)		344
Common Stocks (93.4%)
Biotechnology (4.1%)
Gilead Sciences, Inc. (b)	2,800	229
Brokerage Services (3.8%)
Merrill Lynch & Co., Inc.	2,300	208
Chemicals (4.5%)
Monsanto Co.	4,200	248
Computers & Peripherals (9.7%)
Apple Computer, Inc. (b)	2,300	229
EMC Corp. (b)	8,600	131
Sun Microsystems, Inc. (b)	33,000	172
		532
Electronics (1.1%)
General Electric Co.	1,700	63
Financial Services (7.8%)
American Express Co.	2,800	170
Chicago Mercantile Exchange Holdings, Inc.	500	258
		428
Health Care (3.0%)
WellPoint, Inc. (b)	2,100	166
Internet Business Services (5.3%)
Akamai Technologies, Inc. (b)	2,900	128
Google Inc., Class A (b)	350	165
		293
Manufacturing — Miscellaneous (5.2%)
Precision Castparts Corp.	1,500	156
Textron, Inc.	1,300	132
		288
Oilfield Services & Equipment (5.1%)
National-Oilwell Varco, Inc. (b)	3,300	280
Pharmaceuticals (9.0%)
Allergan, Inc.	1,300	157
Celgene Corp. (b)	5,520	338
		495
Real Estate Services (4.3%)
CB Richard Ellis Group, Inc., Class A (b)	7,000	237
Restaurants (2.0%)
Starbucks Corp. (b)	3,500	109

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Focused Growth Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Retail — Apparel/Shoe (2.6%)
Urban Outfitters, Inc. (b)	5,600	$144
Retail — Drug Stores (3.9%)
CVS Corp.	6,000	217
Retail — Specialty Stores (3.5%)
Lowe's Cos., Inc.	6,300	192
Semiconductors (5.5%)
MEMC Electronic Materials, Inc. (b)	3,000	165
Texas Instruments, Inc.	4,000	137
		302
Software & Computer Services (6.5%)
Activision, Inc. (b)	2,500	50
Adobe Systems, Inc. (b)	6,000	249
Microsoft Corp.	2,000	60
		359
Telecommunications (2.9%)
America Movil S.A. de C.V., ADR	3,000	158
Telecommunications — Services & Equipment (2.5%)
QUALCOMM, Inc.	3,100	136
Transportation Services (1.1%)
FedEx Corp.	600	63
Total Common Stocks (Cost $4,123)		5,147
Total Investments (Cost $4,467) — 99.7%		5,491
Other assets in excess of liabilities — 0.3%		19
NET ASSETS — 100.0%		$5,510

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

ADR — American Depositary Receipt

LLC — Limited Liability Co.

See notes to financial statements.

  Statements of Assets and Liabilities
The Victory Portfolios   April 30, 2007

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

		Special Value Fund	Small Company Opportunity Fund	Focused Growth Fund
ASSETS:
Investments, at value (Cost $893,896, $285,772 and $4,467)		$1,001,341	$324,787	$5,491
Cash		50	50	3
Interest and dividends receivable		416	65	1
Receivable for capital shares issued		2,402	1,402	4
Receivable for investments sold		17,934	129	13
Receivable from adviser		—	—	1
Prepaid expenses		52	38	39
Total Assets		1,022,195	326,471	5,552
LIABILITIES:
Payable for investments purchased		14,131	5,063	33
Payable for capital shares redeemed		999	92	—
Payable for return of collateral received		266,324	80,732	—
Accrued expenses and other payables:
Investment advisory fees		413	111	—
Administration fees		53	20	—
Custodian fees		10	5	1
Accounting fees		4	6	—
Transfer agent fees		11	14	3
Trustee fees		6	2	—
Shareholder servicing fees		124	24	1
12	b-1 fees	56	49	1
Other accrued expenses		—	13	3
Total Liabilities		282,131	86,131	42
NET ASSETS:
Capital		608,043	187,579	4,737
Accumulated undistributed net investment income (loss)		3,049	(234)	(25)
Net unrealized appreciation on investment transactions		107,445	39,015	1,024
Accumulated undistributed net realized gains (losses) from investment transactions		21,527	13,980	(226)
Net Assets		$740,064	$240,340	$5,510
Net Assets
Class A Shares		$626,240	$119,656	$4,162
Class C Shares		30,929	—	998
Class R Shares		82,895	120,684	350
Total		$740,064	$240,340	$5,510
Shares (unlimited number of shares authorized with a par value of $0.001 per share)
Class A Shares		32,698	3,966	298
Class C Shares		1,663	—	74
Class R Shares		4,408	4,107	24
Total		38,769	8,073	396
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares		$19.15	$30.17	$13.99
Class C Shares (a)		$18.60	$—	$13.63
Class R Shares		$18.81	$29.38	$13.88
Maximum Sales Charge — Class A Shares		5.75%	5.75%	5.75%
Maximum Offering Price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share Class A Shares		$20.32	$32.01	$14.84

(a)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

  Statements of Operations
The Victory Portfolios  Six Months Ended April 30, 2007

(Amounts in Thousands)  (Unaudited)

	Special Value Fund	Small Company Opportunity Fund	Focused Growth Fund
Investment Income:
Interest income	$774	$291	$3
Dividend income	6,367	1,122	9
Income from securities lending, net	182	45	—
Total Income	7,323	1,458	12
Expenses:
Investment advisory fees	2,098	581	18
Administration fees	283	94	2
Shareholder servicing fees — Class A Shares	627	115	4
12b-1 fees — Class C Shares	116	—	4
12b-1 fees — Class R Shares	150	256	1
Accounting fees	2	2	1
Custodian fees	62	19	2
Transfer agent fees	53	18	—	(a)
Transfer agent fees — Class A Shares	55	7	—	(a)
Transfer agent fees — Class C Shares	12	—	—	(a)
Transfer agent fees — Class R Shares	16	13	—	(a)
Trustees' fees	23	8	—	(a)
Chief Compliance Officer fees	6	2	—	(a)
Legal and audit fees	46	14	1
Other expenses	48	26	18
Total Expenses	3,597	1,155	51
Expenses waived/reimbursed by Adviser	(1)	—	(14)
Net Expenses	3,596	1,155	37
Net investment income (loss)	3,727	303	(25)
Realized/Unrealized Gains (Losses) from Investment Transactions
Net realized gains (losses) from investment transactions	29,047	14,012	(32)
Net change in unrealized appreciation/depreciation on investment transactions	61,644	7,054	492
Net realized/unrealized gains (losses) from investment transactions	90,691	21,066	460
Net increase from payments by adviser	380	135	3
Change in net assets resulting from operations	$94,798	$21,504	$438

(a)  Rounds to less than $1,000.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Special Value Fund		Small Company Opportunity Fund		Focused Growth Fund
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Six Months Ended April 30, 2007	Year Ended October 31, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$3,727	$835	$303	$241	$(25)	$(24)
Net realized gains (losses) from investments	29,047	20,008	14,012	30,383	(32)	(142)
Net change in unrealized appreciation/depreciation from investments	61,644	25,640	7,054	(1,435)	492	329
Net increase from payments by adviser	380	45	135	24	3	— (a)
Change in net assets resulting from operations	94,798	46,528	21,504	29,213	438	163
Distributions to sharesholders:
From net investment income:
Class A Shares	(651)	(983)	(311)	(163)	—	—
Class R Shares	(27)	(42)	(266)	(62)	—	—
From net realized gains:
Class A Shares	(20,526)	(18,888)	(12,629)	(5,964)	—	—
Class C Shares	(927)	(275)	—	—	—	—
Class R Shares	(2,160)	(1,118)	(14,808)	(8,712)	—	—
Change in net assets resulting from distributions to shareholders	(24,291)	(21,306)	(28,014)	(14,901)	—	—
Change in net assets from capital transactions	197,821	246,679	67,696	7,725	791	2,527
Change in net assets	268,328	271,901	61,186	22,037	1,229	2,690
Net Assets:
Beginning of period	471,736	199,835	179,154	157,117	4,281	1,591
End of period	$740,064	$471,736	$240,340	$179,154	$5,510	$4,281
Accumulated undistributed net investment income (loss)	$3,049	$—	$(234)	$40	$(25)	$—

(a)  Rounds to less than $1,000.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Special Value Fund		Small Company Opportunity Fund		Focused Growth Fund
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Six Months Ended April 30, 2007	Year Ended October 31, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$208,463	$269,375	$39,627	$23,474	$875	$2,639
Dividends reinvested	17,828	18,745	12,781	5,984	—	—
Cost of shares redeemed	(71,570)	(85,471)	(13,466)	(17,422)	(191)	(557)
Total Class A Shares	$154,721	$202,649	$38,942	$12,036	$684	$2,082
Class C Shares
Proceeds from shares issued	$12,430	$16,373	$—	$—	$165	$248
Dividends reinvested	357	91	—	—	—	—
Cost of shares redeemed	(2,779)	(1,590)	—	—	(26)	(59)
Total Class C Shares	$10,008	$14,874	$—	$—	$139	$189
Class R Shares
Proceeds from shares issued	$40,247	$36,880	$25,069	$4,582	$17	$321
Dividends reinvested	1,633	942	13,463	7,940	—	—
Cost of shares redeemed	(8,788)	(8,666)	(9,778)	(16,833)	(49)	(65)
Total Class R Shares	$33,092	$29,156	$28,754	$(4,311)	$(32)	$256
Total change in net assets from capital transactions	$197,821	$246,679	$67,696	$7,725	$791	$2,527
Share Transactions:
Class A Shares
Issued	11,764	16,499	1,357	791	65	211
Reinvested	1,061	1,240	453	223	—	—
Redeemed	(4,050)	(5,318)	(463)	(596)	(14)	(46)
Total Class A Shares	8,775	12,421	1,347	418	51	165
Class C Shares
Issued	718	1,032	—	—	13	21
Reinvested	22	6	—	—	—	—
Redeemed	(161)	(101)	—	—	(2)	(5)
Total Class C Shares	579	937	—	—	11	16
Class R Shares
Issued	2,316	2,300	895	159	1	26
Reinvested	99	64	490	301	—	—
Redeemed	(505)	(538)	(346)	(587)	(4)	(5)
Total Class R Shares	1,910	1,826	1,039	(127)	(3)	21
Total change in shares	11,264	15,184	2,386	291	59	202

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class A Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$17.19	$16.24	$13.15	$14.12	$11.44	$12.98
Investment Activities:
Net investment income (loss)	0.10	0.05	—	0.03	0.06	0.02
Net realized and unrealized gains (losses) on investments	2.72	2.53	3.16	2.05	2.67	(0.13)
Total from Investment Activities	2.82	2.58	3.16	2.08	2.73	(0.11)
Distributions
Net investment income	(0.02)	(0.05)	(0.01)	(0.04)	(0.05)	(0.02)
Net realized gains	(0.84)	(1.58)	(0.06)	(3.01)	—	(1.41)
Tax return of capital	—	—	—	—	—	— (a)
Total Distributions	(0.86)	(1.63)	(0.07)	(3.05)	(0.05)	(1.43)
Net Asset Value, End of Period	$19.15	$17.19	$16.24	$13.15	$14.12	$11.44
Total return (excludes sales charge) (b)	17.14%*	17.39%	24.13%	14.89%	23.90%	(1.57)%
Ratios/Supplemental Data:
Net assets at end of period (000)	$626,240	$411,341	$186,744	$104,324	$187,640	$204,547
Ratio of expenses to average net assets (c)	1.16%	1.25%	1.30%	1.27%	1.24%	1.26%
Ratio of net investment income (loss) to average net assets (c)	1.33%	0.31%	(0.06)%	0.19%	0.43%	0.15%
Ratio of expenses to average net assets (c) (d)	1.16%	1.25%	1.33%	1.27%	1.24%	1.26%
Ratio of net investment income to average net assets (c) (d)	1.33%	0.31%	(0.09)%	0.19%	0.43%	0.15%
Portfolio turnover (e)	52%	204%	196%	200%	94%	82%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class C Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004		Year Ended October 31, 2003(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$16.77	$15.95	$13.01	$14.08		$11.21
Investment Activities:
Net investment income (loss)	0.04	(0.06)	(0.06)	(0.08	)(b)	0.01
Net realized and unrealized gains on investments	2.63	2.46	3.06	2.04		2.88
Total from Investment Activities	2.67	2.40	3.00	1.96		2.89
Distributions
Net investment income	—	—	—	(0.02)		(0.02)
Net realized gains	(0.84)	(1.58)	(0.06)	(3.01)		—
Total Distributions	(0.84)	(1.58)	(0.06)	(3.03)		(0.02)
Net Asset Value, End of Period	$18.60	$16.77	$15.95	$13.01		$14.08
Total return (excludes contingent deferred sales charge) (c)	16.62%*	16.46%	23.12%	14.02%		25.84%
Ratios/Supplemental Data:
Net assets at end of period (000)	$30,929	$18,161	$2,331	$440		$314
Ratio of expenses to average net assets (d)	2.02%	2.18%	2.10%	1.95%		1.95%
Ratio of net investment income (loss) to average net assets (d)	0.52%	(0.66)%	(0.84)%	(0.51)%		(0.26)%
Ratio of expenses to average net assets (d) (e)	2.03%	2.23%	3.16%	3.97%		2.60%
Ratio of net investment income to average net assets (d) (e)	0.51%	(0.71)%	(1.90)%	(2.53)%		(0.91)%
Portfolio turnover (f)	52%	204%	196%	200%		94%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Class C Shares commenced operations March 1, 2003.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class R Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004		Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$16.91	$16.02	$13.00	$14.02		$11.37	$12.93
Investment Activities:
Net investment income (loss)	0.08	—	(0.02)	(0.02	)(a)	0.01	(0.01)
Net realized and unrealized gains (losses) on investments	2.67	2.49	3.11	2.03		2.66	(0.14)
Total from Investment Activities	2.75	2.49	3.09	2.01		2.67	(0.15)
Distributions
Net investment income	(0.01)	(0.02)	(0.01)	(0.02)		(0.02)	— (f)
Net realized gains	(0.84)	(1.58)	(0.06)	(3.01)		—	(1.41)
Total Distributions	(0.85)	(1.60)	(0.07)	(3.03)		(0.02)	(1.41)
Net Asset Value, End of Period	$18.81	$16.91	$16.02	$13.00		$14.02	$11.37
Total return (b)	16.97%*	17.03%	23.83%	14.50%		23.50%	(1.90)%
Ratios/Supplemental Data:
Net assets at end of period (000)	$82,895	$42,234	$10,760	$2,318		$2,039	$1,646
Ratio of expenses to average net assets (c)	1.45%	1.58%	1.60%	1.60%		1.60%	1.60%
Ratio of net investment income (loss) to average net assets (c)	1.10%	(0.04)%	(0.35)%	(0.14)%		0.05%	(0.19)%
Ratio of expenses to average net assets (c) (d)	1.45%	1.58%	1.74%	2.80%		3.16%	3.67%
Ratio of net investment income to average net assets (c) (d)	1.10%	(0.04)%	(0.49)%	(1.34)%		(1.51)%	(2.26)%
Portfolio turnover (e)	52%	204%	196%	200%		94%	82%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class A Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$31.88	$29.44	$30.09	$26.39	$20.99	$22.92
Investment Activities:
Net investment income (loss)	0.07	0.09	0.07	0.04	0.04	0.09
Net realized and unrealized gains (losses) on investments	3.17	5.14	3.74	5.11	5.39	0.04
Total from Investment Activities	3.24	5.23	3.81	5.15	5.43	0.13
Distributions
Net investment income	(0.10)	(0.06)	(0.06)	(0.05)	(0.03)	(0.01)
Net realized gains	(4.85)	(2.73)	(4.40)	(1.40)	—	(2.05)
Total Distributions	(4.95)	(2.79)	(4.46)	(1.45)	(0.03)	(2.06)
Net Asset Value, End of Period	$30.17	$31.88	$29.44	$30.09	$26.39	$20.99
Total return (excludes sales charge) (a)	11.27%*	19.56%	13.96%	20.50%	25.91%	0.29%
Ratios/Supplemental Data:
Net assets at end of period (000)	$119,656	$83,487	$64,797	$52,169	$42,933	$43,769
Ratio of expenses to average net assets (b)	1.05%	1.11%	1.13%	1.15%	1.14%	1.09%
Ratio of net investment income (loss) to average net assets (b)	0.45%	0.32%	0.25%	0.16%	0.16%	0.34%
Ratio of expenses to average net assets (b) (c)	1.05%	1.11%	1.18%	1.20%	1.22%	1.17%
Ratio of net investment income to average net assets (b) (c)	0.45%	0.32%	0.20%	0.11%	0.08%	0.26%
Portfolio turnover (d)	25%	73%	62%	68%	49%	60%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class R Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$31.19	$28.90	$29.66	$26.06	$20.77	$22.80
Investment Activities:
Net investment income (loss)	0.02	—	(0.02)	(0.01)	(0.02)	(0.05)
Net realized and unrealized gains (losses) on investments	3.09	5.04	3.68	5.03	5.33	0.07
Total from Investment Activities	3.11	5.04	3.66	5.02	5.31	0.02
Distributions
Net investment income	(0.07)	(0.02)	(0.02)	(0.02)	(0.02)	—
Net realized gains	(4.85)	(2.73)	(4.40)	(1.40)	—	(2.05)
Total Distributions	(4.92)	(2.75)	(4.42)	(1.42)	(0.02)	(2.05)
Net Asset Value, End of Period	$29.38	$31.19	$28.90	$29.66	$26.06	$20.77
Total return (a)	11.08%*	19.21%	13.61%	20.26%	25.59%	(0.21)%
Ratios/Supplemental Data:
Net assets at end of period (000)	$120,684	$95,667	$92,320	$95,653	$85,037	$70,481
Ratio of expenses to average net assets (b)	1.31%	1.43%	1.45%	1.35%	1.38%	1.61%
Ratio of net investment income (loss) to average net assets (b)	0.18%	0.01%	(0.06)%	(0.04)%	(0.09)%	(0.20)%
Ratio of expenses to average net assets (b) (c)	1.31%	1.43%	1.53%	1.54%	1.64%	1.70%
Ratio of net investment income to average net assets (b) (c)	0.18%	0.01%	(0.14)%	(0.23)%	(0.35)%	(0.29)%
Portfolio turnover (d)	25%	73%	62%	68%	49%	60%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Focused Growth Fund
	Class A Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.76	$11.81	$10.19	$10.00
Investment Activities:
Net investment income (loss)	(0.05)	(0.05)	(0.07)	(0.04)
Net realized and unrealized gains (losses) on investments	1.28	1.00	1.69	0.23
Total from Investment Activities	1.23	0.95	1.62	0.19
Net Asset Value, End of Period	$13.99	$12.76	$11.81	$10.19
Total return (excludes sales charge) (b)	9.64%*	8.04%	15.90%	1.90%
Ratios/Supplemental Data:
Net assets at end of period (000)	$4,162	$3,149	$968	$731
Ratio of expenses to average net assets (c)	1.40%	1.39%	1.32%	1.15%
Ratio of net investment income (loss) to average net assets (c)	(0.90)%	(0.76)%	(0.77)%	(0.68)%
Ratio of expenses to average net assets (c) (d)	1.68%	4.16%	11.36%	14.35%
Ratio of net investment income to average net assets (c) (d)	(1.18)%	(3.53)%	(10.81)%	(13.88)%
Portfolio turnover (e)	25%	52%	58%	26%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Class A Shares commenced operations December 31, 2003

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Focused Growth Fund
	Class C Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.48	$11.64	$10.11	$10.00
Investment Activities:
Net investment loss	(0.10)	(0.16)	(0.08)	(0.12)
Net realized and unrealized gains on investments	1.25	1.00	1.61	0.23
Total from Investment Activities	1.15	0.84	1.53	0.11
Net Asset Value, End of Period	$13.63	$12.48	$11.64	$10.11
Total return (excludes contingent deferred sales charge) (b)	9.21%*	7.22%	15.13%	1.10%
Ratios/Supplemental Data:
Net assets at end of period (000)	$998	$781	$548	$34
Ratio of expenses to average net assets (c)	2.10%	2.10%	2.09%	1.90%
Ratio of net investment loss to average net assets (c)	(1.60)%	(1.51)%	(1.61)%	(1.43)%
Ratio of expenses to average net assets (c) (d)	3.23%	5.53%	13.55%	28.56%
Ratio of net investment income to average net assets (c) (d)	(2.73)%	(4.94)%	(13.07)%	(28.09)%
Portfolio turnover (e)	25%	52%	58%	26%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Class C Shares commenced operations December 31, 2003.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Focused Growth Fund
	Class R Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.67	$11.76	$10.17	$10.00
Investment Activities:
Net investment income (loss)	(0.08)	(0.07)	(0.08)	(0.07)
Net realized and unrealized gains (losses) on investments	1.29	0.98	1.67	0.24
Total from Investment Activities	1.21	0.91	1.59	0.17
Net Asset Value, End of Period	$13.88	$12.67	$11.76	$10.17
Total return (b)	9.55%*	7.74%	15.63%	1.70%
Ratios/Supplemental Data:
Net assets at end of period (000)	$350	$351	$75	$37
Ratio of expenses to average net assets (c)	1.65%	1.65%	1.58%	1.40%
Ratio of net investment income (loss) to average net assets (c)	(1.16)%	(1.00)%	(1.05)%	(0.93)%
Ratio of expenses to average net assets (c) (d)	4.01%	5.39%	26.87%	27.47%
Ratio of net investment income to average net assets (c) (d)	(3.52)%	(4.74)%	(26.34)%	(27.00)%
Portfolio turnover (e)	25%	52%	58%	26%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Class R Shares commenced operations December 31, 2003.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Balanced Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (7.3%)
Banc of America Commercial Mortgage, Inc. Series 2005-2, Class A4 4.78%, 7/10/43	$124	$122
Series 2006-1, Class A4 5.37%, 9/10/45	132	132
Bear Stearns Commercial Mortgage Securities Series 2004-T16, Class A6 4.75%, 2/13/46	25	24
Series 2003-PWR2, Class A4 5.19%, 5/11/39	91	91
Series 2007-T26, Class B 5.60% (a), 1/12/45	147	148
Series 2006-PW11, Class AAB 5.62% (a), 3/11/39	92	93
Series 2006-PW12 , Class AM 5.75%, 9/11/38	110	113
Chase Manhattan Bank-First Union National, Series 1999-1, Class A2, 7.44%, 8/15/31	113	117
Chase Mortgage Finance Corp. Series 2007-A1, Class 1M 4.42% (a), 2/25/37	180	175
Series 2007-A1, Class 1B2 4.42% (a), 2/25/37	100	96
Series 2005-A1, Class M 5.31% (a), 12/25/35 (b)	314	310
Series 2005-A2, Class M 5.45% (a), 1/25/36 (b)	214	212
Series 2007-A1, Class 2B1 5.81% (a), 3/25/37	145	145
Series 2007-S1, Class AM 6.00%, 2/25/37	86	86
Series 2007-S1, Class M1 6.00%, 2/25/37	68	68
Series 2007-S1, Class B1 6.00%, 2/25/37	62	61
Chaseflex Trust, Series 2005-2, Class 4A3, 6.00% (a), 5/25/20	197	199
DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B1, 7.51%, 6/10/31	100	102
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	209	218
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class B1, 6.22% (a), 11/25/36 (b)	224	226
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A3, 4.92%, 1/5/36	55	54
GS Mortgage Securities Corp. II Series 2006-GG6, Class A4 5.55%, 4/10/38	103	104
Series 2006-GG6, Class C 5.81% (a), 4/10/38 (b)	113	114
GSR Mortgage Loan Trust Series 2004-10F, Class 6A1 5.00%, 9/25/34	265	255
Series 2006-6F, Class M1 6.30% (a), 7/25/36	292	296
Series 2006-8F, Class B1 6.45% (a), 9/25/36	248	254
JP Morgan Chase Commercial Mortgage Securities Series 2005-LDP4, Class AM 5.00%, 10/15/42 (b)	115	112
Series 2005-LDP3, Class AJ 5.11% (a), 8/15/42 (b)	125	121
JP Morgan Mortgage Trust Series 2005-A2, Class B1 4.74% (a), 4/25/35 (b)	322	314
Series 2007-A1, Class B1 4.82% (a), 7/25/35	141	138
Series 2005-A1, Class IB1 4.91% (a), 2/25/35 (b)	270	262
Series 2005-A3, Class 1B1 4.99%, 6/25/35 (b)	306	299
Series 2005-A6, Class 1B1 5.18% (a), 9/25/35 (b)	307	304
Series 2005-A8, Class B1 5.18% (a), 11/25/35 (b)	343	339
Series 2005-A4, Class B1 5.20% (a), 7/25/35 (b)	208	205
Series 2006-A1, Class B1 5.41% (a), 2/25/36 (b)	240	238
Series 2006-A2, Class IB1 5.68% (a), 4/25/36 (b)	359	358
Series 2006-A5, Class B1 5.92% (a), 8/25/36 (b)	100	100
Series 2006-A4, Class 3A1 5.99% (a), 6/25/36 (b)	365	367
Series 2006-S4, Class B1 6.40% (a), 1/25/37 (b)	123	125
Series 2006-S4, Class B2 6.40% (a), 1/25/37 (b)	152	152

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
LB-UBS Commercial Mortgage Trust Series 2004-C7, Class A3 4.24%, 10/15/29	$100	$97
Series 2005-C5, Class A4 4.95%, 9/15/40	127	124
Series 2006-C1, Class A3 5.21%, 2/15/31	95	95
Series 2005-C7, Class A3 5.65% (a), 11/15/30 (b)	153	155
Series 2006-C6, Class A4 5.84%, 9/15/39	140	140
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A4, 5.13%, 10/12/41	105	102
Morgan Stanley Dean Witter Capital I Series 2001-TOP5, Class A4 6.27%, 10/15/35	140	146
Series 2002-HQ, Class A3 6.51%, 4/15/34	92	96
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1 5.61%, 11/25/35	209	208
Series 2006-2, Class 4A 6.00%, 2/25/36	222	224
Series 2005-4, Class 2A1 6.17% (a), 8/25/35	120	121
Series 2006-2, Class 6A 6.50%, 2/25/36	214	218
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class B1 4.73% (a), 4/25/34	170	167
Series 2006-1, Class 8A1 5.95% (a), 2/25/36	121	122
Structured Asset Securities Corp., Series 2005-17, Class 5A1, 5.50%, 10/25/35	142	139
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class APB2, 5.94% (a), 5/15/43	100	103
Total Collateralized Mortgage Obligations (Cost $9,512)		9,506
Commercial Paper (1.9%)
Prudential Funding LLC, 5.29% (c), 5/1/07	2,473	2,473
Total Commercial Paper (Amortized Cost $2,473)		2,473
Common Stocks (67.8%)
Aerospace/Defense (1.4%)
United Technologies Corp.	26,400	1,772
Airlines (0.5%)
Continental Airlines, Inc., Class B (d) (e)	16,306	596
Automotive (0.9%)
Ford Motor Co.	153,000	1,230
Banks (1.1%)
Bank of America Corp.	27,300	1,390
Beverages (3.0%)
Coca-Cola Co.	48,800	2,547
Diageo plc, ADR	16,700	1,409
		3,956
Biotechnology (1.6%)
Gilead Sciences, Inc. (d) (e)	25,400	2,076
Brokerage Services (2.4%)
Charles Schwab Corp.	162,811	3,113
Building Materials (0.7%)
USG Corp. (d) (e)	19,879	917

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Chemicals (1.8%)
E.I. du Pont de Nemours and Co. (e)	12,700	$624
PPG Industries, Inc.	24,200	1,781
		2,405
Coal (0.8%)
Peabody Energy Corp. (e)	22,781	1,093
Computers & Peripherals (4.2%)
Cisco Systems, Inc. (d)	43,200	1,155
Dell, Inc. (d)	85,300	2,150
Seagate Technology	98,810	2,189
		5,494
Cosmetics & Toiletries (1.5%)
Procter & Gamble Co.	30,700	1,974
Electronics (3.2%)
General Electric Co.	113,200	4,173
Engineering (1.2%)
ABB Ltd., ADR	76,800	1,533
Environmental Control (1.1%)
Waste Management, Inc.	36,500	1,365
Financial Services (5.3%)
Ambac Financial Group, Inc.	8,730	801
Citigroup, Inc.	58,900	3,158
Legg Mason, Inc. (e)	22,642	2,246
Western Union Co.	33,000	695
		6,900
Food Processing & Packaging (0.8%)
General Mills, Inc. (e)	17,126	1,026
Health Care (1.2%)
Medtronic, Inc.	28,200	1,493
Heavy Machinery (2.8%)
Caterpillar, Inc.	41,000	2,978
Deere & Co.	5,769	631
		3,609
Home Builders (0.6%)
Toll Brothers, Inc. (d)(e)	27,100	807
Insurance (1.8%)
American International Group, Inc.	34,130	2,386
Internet Business Services (0.5%)
Juniper Networks, Inc. (d)	31,600	707
Internet Service Provider (1.6%)
Yahoo, Inc. (d)(e)	75,200	2,109
Investment Companies (0.8%)
Franklin Resources, Inc.	7,900	1,037

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Machine — Diversified (0.9%)
Rockwell Automation, Inc.	19,372	$1,153
Manufacturing — Miscellaneous (0.8%)
Siemens AG, ADR	3,875	469
Textron, Inc.	6,081	618
		1,087
Media (0.9%)
Viacom, Inc., Class B (d)	28,900	1,192
Mining (0.5%)
Newmont Mining Corp.	15,600	651
Oil & Gas Exploration-Production & Services (3.0%)
Chesapeake Energy Corp. (e)	27,100	914
Transocean, Inc. (d)	35,300	3,043
		3,957
Oilfield Services & Equipment (3.9%)
Halliburton Co.	76,300	2,424
Schlumberger Ltd.	35,400	2,614
		5,038
Pharmaceuticals (3.7%)
Novartis AG, ADR	27,900	1,621
Pfizer, Inc.	74,924	1,983
Wyeth	22,800	1,265
		4,869
Retail — Specialty Stores (3.2%)
Best Buy Co., Inc.	27,300	1,273
The Home Depot, Inc.	54,900	2,079
Tiffany & Co. (e)	18,300	873
		4,225
Semiconductors (6.5%)
Broadcom Corp., Class A (d)(e)	12,500	407
Intel Corp.	181,900	3,911
STMicroelectronics N.V., NY Shares	88,200	1,716
Texas Instruments, Inc.	72,700	2,499
		8,533
Software & Computer Services (0.6%)
First Data Corp.	22,900	742
Transportation Services (1.6%)
United Parcel Service, Inc., Class B	29,800	2,099
Utilities — Electric (0.9%)
Exelon Corp.	15,500	1,169
Utilities — Telecommunications (0.5%)
Sprint Nextel Corp.	32,400	649
Total Common Stocks (Cost $76,269)		88,525

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (9.4%)
Aerospace/Defense (0.0%)
General Dynamics Corp., 4.50%, 8/15/10	$19	$19
Automotive (0.1%)
DaimlerChrysler North America Holding Corp. 7.30%, 1/15/12	22	24
8.50%, 1/18/31	22	27
		51
Banks (0.9%)
Asian Development Bank 4.50%, 9/4/12, MTN	35	35
5.82%, 6/16/28, Callable 6/16/08 @ 100	20	21
BAC Capital Trust XI, 6.63%, 5/23/36	50	54
Bank of America Corp. 6.25%, 4/15/12	50	53
5.63%, 10/14/16 (e)	100	102
European Investment Bank 3.38%, 3/16/09	62	60
4.63%, 5/15/14	20	20
Fifth Third Bancorp, 4.50%, 6/1/18	58	53
Inter-American Development Bank, 4.50%, 9/15/14	30	29
International Bank Recon & Development, 7.63%, 1/19/23	15	19
KFW 3.25%, 3/30/09	75	73
4.13%, 10/15/14	45	43
Mellon Capital II, 8.00%, 1/15/27, Callable 1/15/08 @ 103.60	175	182
Mellon Funding Corp., 6.38%, 2/15/10	65	68
Royal Bank of Scotland Group PLC, Series 1, 9.12%, 3/31/49, Callable 3/31/10 @ 100	130	143
Wachovia Capital Trust III, 5.80%, 8/29/49, Callable 3/15/11 @ 100 (e)	165	167
Wachovia Corp., 3.63%, 2/17/09	72	70
		1,192
Beverages (0.1%)
Anheuser — Busch Cos., Inc. 9.00%, 12/1/09	1	1
5.05%, 10/15/16 (e)	40	39
Coca-Cola Enterprises 5.75%, 11/1/08	24	24
8.50%, 2/1/12	47	54
8.50%, 2/1/22	25	31
Diageo Capital plc, 3.38%, 3/20/08	20	20
		169

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
Chemicals (0.2%)
Dow Chemical 5.75%, 12/15/08	$30	$30
6.00%, 10/1/12	20	21
E.I. Du Pont de Nemours & Co., 4.88%, 4/30/14	20	20
Eastman Chemical, 7.60%, 2/1/27	11	12
Reichhold Industries, Inc., 9.00%, 8/15/14, Callable 8/15/10 @ 104.50 (f)	205	213
		296
Computers & Peripherals (0.2%)
International Business Machine Corp. 5.38%, 2/1/09	30	30
6.50%, 1/15/28	40	44
Seagate Technology HDD, 6.80%, 10/1/16 (e)	170	168
		242
Cosmetics & Toiletries (0.1%)
Gillette Co., 3.80%, 9/15/09	45	44
Kimberly — Clark Corp. 5.00%, 8/15/13	30	30
6.25%, 7/15/18	20	21
Procter & Gamble Co. 4.30%, 8/15/08	31	31
4.95%, 8/15/14 (e)	25	24
		150
Electronics (0.1%)
General Electric Co., 5.00%, 2/1/13 (e)	70	69
Financial Services (2.0%)
American General Finance, 3.88%, 10/1/09, MTN	53	51
Boeing Capital Corp., 5.80%, 1/15/13	28	29
CIT Group, Inc., 4.75%, 12/15/10, MTN	25	24
Citigroup, Inc. 6.50%, 1/18/11	105	110
5.00%, 9/15/14	107	105
Countrywide Home Loan, 4.13%, 9/15/09, MTN (e)	46	45
Credit Suisse First Boston USA, Inc. 4.70%, 6/1/09	94	94
6.50%, 1/15/12	35	37
General Electric Capital Corp. 4.25%, 12/1/10, MTN	15	15
6.00%, 6/15/12, MTN	138	143
5.38%, 10/20/16, MTN (e)	130	130
Goldman Sachs Capital I, 6.35%, 2/15/34	58	59
Goldman Sachs Group, Inc. 6.88%, 1/15/11	136	144
6.60%, 1/15/12	72	76
5.75%, 10/1/16	115	117
HSBC Finance Corp.
4.13%, 11/16/09	155	151
6.75%, 5/15/11	52	55
4.75%, 7/15/13	86	83

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
International Lease Finance Corp., 6.38%, 3/15/09	$81	$83
JP Morgan Chase & Co., 6.75%, 2/1/11	105	110
JP Morgan Chase Capital, 5.88%, 3/15/35 (e)	125	121
Lehman Brothers Holdings, Inc., 7.88%, 8/15/10	55	59
Merrill Lynch & Co., Inc. 6.00%, 2/17/09	69	70
6.88%, 11/15/18	49	54
6.11%, 1/29/37	70	70
Morgan Stanley, Series F, 5.55%, 4/27/17, MTN	110	110
Morgan Stanley Group, Inc., 4.25%, 5/15/10, MTN	71	70
Nuveen Investments, 5.50%, 9/15/15	259	255
Residential Capital LLC, 6.50%, 4/17/13	80	80
Toyota Motor Credit Corp., 4.25%, 3/15/10	25	25
Unilever Capital Corp., 5.90%, 11/15/32	28	27
		2,602
Food Distributors, Supermarkets & Wholesalers (0.0%)
Kroger Co., 7.50%, 4/1/31	17	19
Safeway, Inc., 7.50%, 9/15/09	27	28
		47
Food Processing & Packaging (0.0%)
Kellogg Co., Series B, 6.60%, 4/1/11	19	20
Kraft Foods, Inc., 4.13%, 11/12/09 (e)	15	15
		35
Forest Products & Paper (0.0%)
Weyerhaeuser Co. 6.75%, 3/15/12	19	20
7.38%, 3/15/32	17	18
		38
Governments — Foreign (0.5%)
Province of Ontario 5.50%, 10/1/08	40	40
5.13%, 7/17/12	39	39
Province of Quebec 5.75%, 2/15/09	24	24
4.88%, 5/5/14	40	40
7.50%, 9/15/29	35	44
Republic of Italy 4.50%, 1/21/15	75	73
6.88%, 9/27/23	51	59
United Mexican States 9.88%, 2/1/10	53	59
6.38%, 1/16/13, MTN	220	233
Series A 6.75%, 9/27/34, MTN	56	63
		674
Health Care (0.2%)
Coventry Health Care, Inc., 5.95%, 3/15/17	165	164
Humana, Inc., 6.30%, 8/1/18	10	10

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
UnitedHealth Group, Inc. 3.30%, 1/30/08	$10	$10
4.88%, 3/15/15	15	14
Wellpoint, Inc. 4.25%, 12/15/09	10	10
6.80%, 8/1/12	15	16
5.95%, 12/15/34	10	10
		234
Insurance (0.4%)
Allstate Life Global Funding Trust, 4.50%, 5/29/09	25	25
AXA SA, 8.60%, 12/15/30	20	26
Cigna Corp. 7.00%, 1/15/11	10	10
7.88%, 5/15/27	5	6
ING Capital Funding Trust III, 8.44% (a), 12/31/49, Callable 12/31/10 @ 100	15	16
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	31	30
MetLife, Inc., 5.38%, 12/15/12	25	25
Phoenix Cos., 6.68%, 2/16/08	340	342
Protective Life Secured Trust, 4.00%, 10/7/09, MTN	15	15
Prudential Financial, Inc., Series B, 5.10%, 9/20/14, MTN	25	25
		520
Manufacturing (0.2%)
Tyco International Group SA, 6.13%, 1/15/09	278	283
Media (0.1%)
News America, Inc., 6.20%, 12/15/34	34	33
Time Warner, Inc. 6.88%, 5/1/12	25	27
5.88%, 11/15/16	95	96
		156
Medical Supplies (0.0%)
Baxter International, Inc., 4.63%, 3/15/15	20	19
Boston Scientific, 4.25%, 1/12/11	10	10
		29
Metal Fabrication (0.1%)
Timken Co., 5.75%, 2/15/10	105	105
Office Furnishing (0.1%)
Steelcase, Inc., 6.50%, 8/15/11	150	154
Oil & Gas — Exploration & Production (0.5%)
Anadarko Petroleum Corp., 6.45%, 9/15/36 (e)	215	216
Marathon Oil Corp., 6.13%, 3/15/12	51	53
Merey Sweeny LP, 8.85%, 12/18/19 (f)	220	260
Pemex Project Funding Master Trust 8.50%, 2/15/08 (e)	41	42
7.38%, 12/15/14	27	30
8.63%, 2/1/22	20	25
		626

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
Oil Companies — Integrated (0.0%)
ConocoPhillips Co., 8.75%, 5/25/10	$36	$40
Oil Marketing & Refining (0.2%)
Enterprise Products Operating L.P., 8.38%, 8/1/66, Callable 8/1/16 @ 100	205	227
Pharmaceuticals (0.1%)
Merck & Co., Inc., 6.40%, 3/1/28	30	32
Wyeth 6.95%, 3/15/11	25	27
5.50%, 2/1/14	45	45
6.50%, 2/1/34	20	21
		125
Pipelines (0.1%)
Teppco Partners, L.P., 6.13%, 2/1/13	165	168
Primary Metal & Mineral Production (0.5%)
Freeport — McMoRan Copper & Gold, Inc., 8.38%, 4/1/17, Callable 4/1/12 @ 104.19 (e)	385	421
Phelps Dodge Corp., 9.50%, 6/1/31	205	263
		684
Radio & Television (0.3%)
Comcast Cable Communications, 6.20%, 11/15/08	52	53
Comcast Corp. 4.95%, 6/15/16	105	100
6.45%, 3/15/37	120	121
Cox Communications, Inc., 7.13%, 10/1/12	65	70
		344
Railroads (0.1%)
Burlington Northern/Santa Fe, Inc., 7.13%, 12/15/10	50	53
CSX Corp., 6.25%, 10/15/08	35	36
Union Pacific Corp., 7.25%, 11/1/08	40	41
		130
Restaurants (0.0%)
McDonald's Corp., 5.95%, 1/15/08, MTN (e)	20	20
Retail — Department Stores (0.2%)
Neiman Marcus Group, Inc., 9.00%, 10/15/15, Callable 10/15/10 @ 104.50	195	215
Retail — Discount (0.1%)
Target Corp. 5.38%, 6/15/09 (e)	43	43
5.88%, 3/1/12	33	34
Wal-Mart Stores 6.88%, 8/10/09	41	43
4.13%, 2/15/11	36	35
		155
Telecommunications (0.5%)
Inmarsat Finance PLC, 7.63%, 6/30/12, Callable 3/1/08 @ 103.81	580	606

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
Telecommunications — Cellular (0.2%)
New Cingular Wireless Services 8.13%, 5/1/12 (e)	$18	$20
8.75%, 3/1/31	35	46
US Unwired, Inc., 10.00%, 6/15/12, Callable 6/15/08 @ 105 (e)	108	118
		184
Telecommunications — Equipment (0.0%)
Motorola, Inc., 7.63%, 11/15/10	17	18
Utilities — Electric (0.9%)
Dominion Resources, Inc. Series A 5.68%, 5/15/08	205	205
5.60%, 11/15/16	100	100
Series B 6.25%, 6/30/12	25	26
Duke Energy Corp., 3.75%, 3/5/08	25	25
Firstenergy Corp., Series C, 7.38%, 11/15/31 (e)	114	131
Hydro-Quebec, 8.05%, 7/7/24	27	35
Oncor Electric Delivery, 7.00%, 9/1/22	26	28
Orion Power Holdings, Inc., 12.00%, 5/1/10	385	445
Pacific Gas & Electric 4.80%, 3/1/14	41	40
6.05%, 3/1/34	33	34
Progress Energy, Inc., 6.85%, 4/15/12	37	39
Southern Cal Edison, 6.00%, 1/15/34 (e)	33	34
		1,142
Utilities — Telecommunications (0.4%)
AT&T Corp., 8.00%, 11/15/31	133	167
British Telecom PLC, 8.38%, 12/15/10	125	139
Sprint Capital Corp. 7.63%, 1/30/11	53	57
8.75%, 3/15/32	36	43
Sprint Nextel Corp., 6.00%, 12/1/16	100	98
Verizon Communications, Inc., 5.85%, 9/15/35	66	63
		567
Total Corporate Bonds (Cost $12,325)		12,316
U.S. Government Agency Securities (0.9%)
Federal Home Loan Bank, 3.63%, 11/14/08	1	1
Federal Home Loan Mortgage Corp. 3.88%, 1/12/09 (e)	69	68
4.50%, 1/15/14 (b)	414	405
4.65%, 10/10/13, Callable 10/10/07 @ 100 (e)	170	165
6.75%, 9/15/29 (e)	87	104

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
Federal National Mortgage Association 4.38%, 3/15/13 (e)	$112	$109
4.38%, 7/17/13	25	24
5.25%, 1/15/09 (e)	300	302
6.25%, 2/1/11 (e)	29	31
Total U.S. Government Agency Securities (Cost $1,216)		1,209
U.S. Government Mortgage Backed Agencies (11.2%)
Federal Home Loan Mortgage Corp. 5.00%, 6/1/33 (b)	256	248
5.77%(a), 11/1/35	115	116
6.50%, 5/1/26-1/1/36	577	593
6.50%, 5/1/37 (g)	346	353
6.76%(a), 8/1/36	123	126
7.00%, 7/1/29-4/1/32	58	60
7.00%, 4/1/32 (g)	98	102
8.00%, 6/1/30	15	16
Federal National Mortgage Association 5.00%, 8/1/33-3/1/34	1,832	1,774
5.00%, 11/1/33 (b)	701	679
5.00%, 4/1/37 (g)	384	371
5.50%, 1/1/32-12/1/34	1,552	1,539
5.50%, 7/1/33 (b)	491	487
5.50%, 4/1/37 (g)	1,220	1,206
5.81% (a), 3/1/36	122	124
6.00%, 12/1/16-3/1/37	1,654	1,671
6.00%, 9/1/32-1/1/37 (b)	1,230	1,240
6.07% (a), 4/1/36	273	276
6.36% (a), 9/1/36	299	305
6.50% (a), 5/1/36	743	759
6.50%, 3/1/29-9/1/36	649	667
6.50%, 11/1/36-4/1/37 (g)	237	241
7.00%, 12/1/27	6	6
7.00%, 1/1/35-4/1/37 (g)	738	763
7.50%, 11/1/29	33	35
8.00%, 6/1/12-3/1/30	159	167
8.50%, 11/1/17	8	9
10.00%, 11/1/13	23	25
10.50%, 11/1/13	29	31
11.00%, 11/1/13	38	41
Government National Mortgage Association 6.00%, 10/15/33-7/15/34	288	292
6.50%, 7/15/28-8/20/36	122	125
7.00%, 12/15/25-4/15/28	57	60
7.50%, 8/15/29	31	33
9.50%, 7/15/09	4	4
Total U.S. Government Mortgage Backed Agencies (Cost $14,556)		14,544

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Obligations (2.6%)
U.S. Treasury Bonds 4.50%, 2/15/36 (e)	$955	$905
6.25%, 8/15/23 (e)	117	135
8.00%, 11/15/21 (e)	239	317
U.S. Treasury Notes 3.75%, 5/15/08 (e)	971	960
4.25%, 8/15/13 (g)	35	34
4.50%, 3/31/12 (g)	413	413
4.63%, 2/15/17	631	631
Total U.S. Treasury Obligations (Cost $3,376)		3,395
Municipal Bond (0.1%)
Illinois State Taxable Pension, GO, 5.10%, 6/1/33	70	67
Short-Term Securities Held as Collateral for Securities Lending (12.9%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	16,885	16,885
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $16,885)		16,885
Total Investments (Cost $136,682) — 114.1%		148,920
Liabilities in excess of other assets — (14.1)%		(18,397)
NET ASSETS — 100.0%		$130,523

(a)  Variable or Floating Rate Security. Rate disclosed is as of 04/30/2007.

(b)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)  Rate represents the effective yield at purchase.

(d)  Non-income producing security.

(e)  A portion or all of the security was held on loan.

(f)  Rule 144A or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(g)  Security purchased on a "when-issued" basis.

ADR — American Depositary Receipt

GO — General Obligation

LLC — Limited Liability Co.

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns	Nucor	Buy	(0.26)%	6/20/2017	$(1,000)	$(2)
Bear Stearns	Verizon	Buy	(0.22)%	6/20/2012	(1,000)	1
						$(1)

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Investment Grade Convertible Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (2.7%)
Prudential Funding LLC, 5.29% (a), 5/1/07	$1,773	$1,773
Total Commercial Paper (Amortized Cost $1,773)		1,773
Common Stocks (0.2%)
Brokerage Services (0.0%)
Thermo Fisher Scientific, Inc. (b)	1	0	(e)
Food Prcessing & Packaging (0.0%)
General Mills, Inc.	1	0	(e)
Pipelines (0.2%)
Spectra Energy Corp.	5,663	148
Total Common Stocks (Cost $112)		148
Convertible Corporate Bonds (75.7%)
Aerospace/Defense (0.1%)
Kaman Corp., Convertible Subordinated Notes, 6.00%, 3/15/12, Continously Callable @ 100	$35	37
Audio & Video Products (1.1%)
Dominion Resources, Inc., Convertible Subordinated Notes, 2.13%, 12/15/23, Callable 3/30/07@ 100	600	743
Banks (2.5%)
U.S. Bancorp, Convertible Subordinated Notes, 3.88% (c), 12/11/35, Continuously Callable @ 100	1,635	1,631
Biotechnology (4.1%)
Amgen, Inc., Convertible Subordinated Notes, 0.38%, 2/1/13 (d)	1,845	1,764
Medimmune, Inc., Convertible Subordinated Notes, 1.63%, 7/15/13 (d)	505	899
		2,663
Brokerage Services (5.7%)
Lehman Brothers Holdings, Inc., Convertible Subordinated Notes 2.00%, 8/1/13, MTN 390 443 0.25%, 1/26/14, MTN	1,220	1,219
Lockheed Martin Corp., Convertible Subordinated Notes, 5.11% (c), 8/15/33, Callable 8/15/08 @ 100	345	471
Merrill Lynch & Co., Convertible Subordianted Notes, 0.00%, 3/13/32, Callable 3/13/08 @ 100	1,240	1,608
		3,741
Building — Residential & Commercial (1.9%)
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24, Callable 2/16/09 @ 100	700	1,205

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
Computers & Peripherals (1.8%)
EMC Corp., Convertible Subordinated Notes 1.75%, 12/1/13 (d)	$330	$371
1.75%, 12/1/13	145	163
Hewlett-Packard Co., Convertible Subordinated Notes, 0.00%, 10/14/17, Callable 10/14/07 @ 73.34	855	622
		1,156
Electronics (0.7%)
L-3 Communications Corp., Convertible Subordinated Notes, 3.00%, 8/1/35, Callable 2/1/11 @ 100 (d)	445	481
Entertainment (3.3%)
Carnival Corp., Convertible Subordinated Notes, 2.00%, 4/15/21, Callable 4/15/08 @ 100	640	810
Walt Disney Co., Convertible Subordinated Notes, 2.13%, 4/15/23, Callable 4/15/08 @ 100	1,085	1,326
		2,136
Financial Services (2.9%)
Wells Fargo Co., Convertible Subordinated Notes, 5.11% (c), 5/1/33, Callable 5/5/08 @ 100	1,915	1,911
Food Prcessing & Packaging (1.3%)
General Mills, Inc., Convertible Subordianted Notes, 5.25% (c), 4/11/37, Callable 4/11/08@100 (d)	820	824
Health Care (3.7%)
Medtronic, Inc., Convertible Subordinated Notes 1.63%, 4/15/13 1,245 1,326 1.63%, 4/15/13 (d)	990	1,054
		2,380
Heavy Machinery (2.5%)
Tyco International Group SA, Convertible Subordinated Notes, 3.13%, 1/15/23, Callable 1/20/08 @ 102	1,065	1,662
Insurance (3.3%)
American International Group, Convertible Subordinated Notes, 0.50%, 5/15/07, Continuously Callable @ 100	1,110	1,106
Aon Corp., Convertible Subordinated Notes, 3.50%, 11/15/12, Callable 11/19/07 @ 101	310	562
Horace Mann Educators, Convertible Subordinated Notes, 1.43%, 5/14/32, Callable 5/14/07 @ 47.50	1,000	467
		2,135
Internet Business Services (1.0%)
Symantec Corp., Convertible Subordinated Notes, 1.00%, 6/15/13 (d)	625	681
Internet Service Provider (1.9%)
Yahoo, Inc., Convertible Subordinated Notes, 0.00%, 4/1/08	900	1,251
Manufacturing — Miscellaneous (0.4%)
3M Co., Convertible Subordinated Notes, 2.40% (c), 11/21/32, Callable 11/21/07 @ 88.26	310	275

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
Mining (1.8%)
Placer Dome, Inc., Convertible Subordinated Notes 2.75%, 10/15/23, Callable 10/20/10 @ 100.83 (d)	$585	$737
2.75%, 10/15/23, Callable 10/20/10 @ 100.83	365	460
		1,197
Oil & Gas Exploration — Production & Services (1.0%)
Devon Energy Corp., Convertible Subordinated Notes, 4.90%, 8/15/08, Callable 8/15/07 @ 101.50	245	358
Transocean, Inc., Convertible Subordinated Notes, 1.50%, 5/15/21, Callable 6/1/07@100	230	278
		636
Oil Marketing & Refining (1.1%)
Sunoco, Inc., Convertible Subordinated Notes, 6.75%, 6/15/12, Continuously Callable @ 100	185	686
Oilfield Services & Equipment (7.4%)
Cooper Cameron Corp., Convertible Subordinated Notes, 1.50%, 5/15/24, Callable 5/15/09 @ 100	1,000	1,902
Halliburton Co., Convertible Subordinated Notes
3.13%, 7/15/23, Callable 7/15/08 @ 100	800	1,373
3.13%, 7/15/23, Callable 7/15/08 @ 100 (d)	190	326
Schlumberger Ltd., Convertible Subordinated Notes
2.13%, 6/1/23, Callable 6/6/10 @ 100	400	748
2.13%, 6/1/23, Callable 6/6/10 @ 100 (d)	265	495
		4,844
Pharmaceuticals (9.2%)
Alza Corp., Convertible Subordinated Notes, 0.00%, 7/28/20, Callable 7/28/07 @ 67.90	1,047	924
Bristol — Myers Squibb, Convertible Subordinated Notes, 4.85% (c), 9/15/23, Callable 9/21/08 @ 100	1,280	1,283
Teva Pharmaceutical Financial, Convertible Subordinated Notes
0.50%, 2/1/24, Callable 8/1/08 @ 100	1,200	1,308
1.75%, 2/1/26, Callable 2/1/11 @ 100	1,100	1,069
Wyeth, Convertible Subordinated Notes, 4.88% (c), 1/15/24, Callable 7/20/09 @ 100	1,295	1,430
		6,014
Pipelines (1.0%)
Noram Energy, Convertible Subordinated Notes, 6.00%, 3/15/12, Continusously Callable @ 100	647	644
Railroads (1.0%)
CSX Corp., Convertible Subordinated Notes, 0.00%, 10/30/21, Callable 10/30/08 @ 87.84	440	674
Retail — Specialty Stores (3.5%)
Lowes Cos., Inc., Convertible Subordinated Notes, 0.00%, 10/19/21, Callable 6/18/07 @ 89.80	1,025	1,094
TJX Cos., Inc., Convertible Subordinated Notes, 0.00%, 2/13/21, Callable 2/13/07 @ 75.68	1,285	1,187
		2,281

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
Semiconductors (1.7%)
Intel Corp., Convertible Subordinated Notes, 2.95%, 12/15/35	$1,230	$1,119
Telecommunications — Services & Equipment (6.2%)
Amdocs Ltd., Convertible Subordinated Notes, 0.50%, 3/15/24, Callable 3/20/09 @ 100	1,385	1,396
Harris Corp., Convertible Subordinated Notes, 3.50%, 8/15/22, Callable 8/18/07 @ 100	490	1,113
Nextel Communications, Inc., Convertible Subordinated Notes, 5.25%, 1/15/10, Callable 4/13/07 @ 101.17	1,535	1,529
		4,038
Transportation Services (1.6%)
GATX Corp., Convertible Subordinated Notes, 5.00%, 8/15/23, Callable 8/15/08 @ 100	510	1,019
Utilities — Electric (0.4%)
Duke Energy Corp., Convertible Subordinated Notes, 1.75%, 5/15/23, Continusouly Callable @ 100	265	262
Utilities — Telecommunications (1.6%)
CenturyTel, Inc., Convertible Subordinated Notes, 4.75%, 8/1/32, Callable 8/5/07 @ 102.38	895	1,052
Total Convertible Corporate Bonds (Cost $43,414)		49,378
Convertible Preferred Stocks (21.8%)
Aerospace/Defense (1.8%)
Northrop Grumman Corp., Series B, 7.00%	8,300	1,152
Banks (2.2%)
Marshall & Ilsley Corp., 6.50%	30,800	816
Washington Mutual, Inc., 5.38%	11,200	616
		1,432
Chemicals (1.4%)
Celanese Corp., 4.25%	22,000	949
Energy (2.9%)
Chesapeake Energy Corp., 4.50%	12,900	1,316
Southern Union Co., 5.00%	10,300	576
		1,892
Financial Services (6.3%)
Fannie Mae, 5.38%	23	2,331
Lehman Brothers Holdings, Inc., 6.25%	18,100	511
Newell Financial Trust I, 5.25%	26,200	1,277
		4,119
Insurance (2.5%)
Fortis Insurance NV, 7.75% (d) (d)	680	986
XL Capital Ltd., 7.00%	24,100	661
		1,647

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares	Value
Pharmaceuticals (1.5%)
Schering — Plough Corp., 6.00%	13,300	$959
Real Estate Investment Trusts (1.4%)
Simon Property Group, Inc., 6.00%	10,000	925
Savings & Loans (1.8%)
New York Community Capital Trust V, 6.00%	16,600	800
Sovereign Capital Trust IV, 4.375%	7,200	355
		1,155
Total Convertible Preferred Stocks (Cost $12,463)		14,230
Total Investments (Cost $57,762) — 100.4%		65,529
Liabilities in excess of other assets — (0.4)%		(280)
NET ASSETS — 100.0%		$65,249

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security

(c)  Variable or Floating Rate Security. Rate disclosed is as of 04/30/2007.

(d)  Rule 144A or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)  Rounds to less than $1,000.

LLC — Limited Liability Co.

MTN — Medium Term Note

See notes to financial statements.

  Statements of Assets and Liabilities
The Victory Portfolios  April 30, 2007

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited

		Balanced Fund	Investment Grade Convertible Fund
ASSETS:
Investments, at value (Cost $136,682 and $57,762)		$148,920	$65,529
Cash		50	50
Interest and dividends receivable		427	271
Receivable for capital shares issued		75	—
Receivable for investments sold		7,241	—
Unrealized appreciation for credit default swaps		1	—
Prepaid expenses		26	10
Total Assets		156,740	65,860
LIABILITIES:
Payable for investments purchased		9,179	502
Payable for capital shares redeemed		24	42
Payable for return of collateral received		16,885	—
Unrealized depreciation for credit default swaps		2	—
Accrued expenses and other payables:
Investment advisory fees		64	40
Administration fees		11	6
Custodian fees		5	2
Accounting fees		2	1
Transfer agent fees		8	4
Trustee fees		1	1
Shareholder servicing fees		26	13
12	b-1 fees	2	—
Other accrued expenses		8	—
Total Liabilities		26,217	611
NET ASSETS:
Capital		112,337	56,293
Accumulated undistributed net investment/ (distribution in excess of) income		(20)	624
Net unrealized appreciation on investment transactions and swaps		12,238	7,767
Accumulated undistributed net realized gains from investment transactions		5,968	565
Net Assets		$130,523	$65,249
Net Assets
Class A Shares		$126,087	$65,249
Class C Shares		513	—
Class R Shares		3,923	—
Total		$130,523	$65,249
Shares (unlimited number of shares authorized with a par value of $0.001 per share)
Class A Shares		8,671	4,706
Class C Shares		35	—
Class R Shares		270	—
Total		8,976	4,706
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares		$14.54	$13.86
Class C Shares (a)		$14.51	$—
Class R Shares		$14.55	$—
Maximum Sales Charge — Class A Shares		5.75%	2.00%
Maximum Offering Price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share Class A Shares		$15.43	$14.14

(a)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

  Statements of Operations
The Victory Portfolios  Six Months Ended April 30, 2007

(Amounts in Thousands)  (Unaudited)

	Balanced Fund		Investment Grade Convertible Fund
Investment Income:
Interest income	$1,115		$492
Dividend income	602		334
Income from securities lending, net	9		—
Total Income	1,726		826
Expenses:
Investment advisory fees	382		235
Administration fees	62		30
Shareholder servicing fees — Class A Shares	154		78
12b-1 fees — Class C Shares	2		—
12b-1 fees — Class R Shares	10		—
Accounting fees	15		3
Custodian fees	22		7
Transfer agent fees	12		6
Transfer agent fees — Class A Shares	7		3
Transfer agent fees — Class C Shares	—	(a)	—
Transfer agent fees — Class R Shares	1		—
Trustees' fees	6		3
Chief Compliance Officer fees	1		1
Legal and audit fees	10		18
Other expenses	24		8
Total Expenses	708		392
Expenses waived/reimbursed by Adviser	(4)		—
Net Expenses	704		392
Net Investment Income	1,022		434
Realized/Unrealized Gains from Investment Transactions and Swaps
Net realized gains from investment transactions	6,362		1,697
Net change in unrealized appreciation/depreciation on investment transactions and swaps	775		2,041
Net realized/unrealized gains from investment transactions and swaps	7,137		3,738
Net increase from payments by adviser	96		47
Change in net assets resulting from operations	$8,255		$4,219

(a)  Rounds to less than $1,000.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Balanced Fund		Investment Grade Convertible Fund
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Six Months Ended April 30, 2007	Year Ended October 31, 2006
	(Unaudited)			(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,022	$1,997	$434	$639
Net realized gains from investments	6,362	7,725	1,697	1,897
Net change in unrealized appreciation/ depreciation from investments and swaps	775	5,428	2,041	2,862
Net increase from payments by adviser	96	18	47	9
Change in net assets resulting from operations	8,255	15,168	4,219	5,407
Distributions to sharesholders:
From net investment income:
Class A Shares	(1,024)	(2,070)	(235)	(833)
Class C Shares	(2)	(3)	–—	—
Class R Shares	(22)	(52)	—	—
From net realized gains:
Class A Shares	(1,290)	—	(1,447)	—
Class C Shares	(4)	—	—	—
Class R Shares	(40)	—	—	—
Change in net assets resulting from distributions to shareholders	(2,382)	(2,125)	(1,682)	(833)
Change in net assets from capital transactions	(1,373)	(20,144)	475	(5,908)
Change in net assets	4,500	(7,101)	3,012	(1,334)
Net Assets:
Beginning of period	126,023	133,124	62,237	63,571
End of period	$130,523	$126,023	$65,249	$62,237
Accumulated undistributed net investment income (loss)	$(20)	$6	$624	$425

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Balanced Fund		Investment Grade Convertible Fund
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Six Months Ended April 30, 2007	Year Ended October 31, 2006
	(Unaudited)			(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$6,331	$11,405	$4,880	$9,736
Dividends reinvested	2,279	2,030	1,635	801
Cost of shares redeemed	(10,003)	(32,766)	(6,040)	(16,445)
Total Class A Shares	$(1,393)	$(19,331)	$475	$(5,908)
Class C Shares
Proceeds from shares issued	$142	$133	$—	$—
Dividends reinvested	3	2	—	—
Cost of shares redeemed	(70)	(174)	—	—
Total Class C Shares	$75	$(39)	$—	$—
Class R Shares
Proceeds from shares issued	$325	$408	$—	$—
Dividends reinvested	60	48	—	—
Cost of shares redeemed	(440)	(1,230)	—	—
Total Class R Shares	$(55)	$(774)	$—	$—
Total change in net assets from capital transactions	$(1,373)	$(20,144)	$475	$(5,908)
Share Transactions:
Class A Shares
Issued	447	859	363	754
Reinvested	162	153	124	63
Redeemed	(706)	(2,461)	(451)	(1,278)
Total Class A Shares	(97)	(1,449)	36	(461)
Class C Shares
Issued	10	10	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	(5)	(13)	—	—
Total Class C Shares	5	(3)	—	—
Class R Shares
Issued	24	31	—	—
Reinvested	4	4	—	—
Redeemed	(31)	(93)	—	—
Total Class R Shares	(3)	(58)	—	—
Total change in shares	(95)	(1,510)	36	(461)

(a)  Rounds to less than 1,000.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class A Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$13.89	$12.58	$12.08	$11.24	$10.48	$12.35
Investment Activities:
Net investment income	0.12	0.21	0.20	0.17	0.17	0.26
Net realized and unrealized gains (losses) on investments and swaps	0.80	1.32	0.53	0.88	0.81	(1.17)
Total from Investment Activities	0.92	1.53	0.73	1.05	0.98	(0.91)
Distributions
Net investment income	(0.12)	(0.22)	(0.23)	(0.21)	(0.22)	(0.28)
Net realized gains from investments	(0.15)	—	—	—	—	(0.68)
Total Distributions	(0.27)	(0.22)	(0.23)	(0.21)	(0.22)	(0.96)
Net Asset Value, End of Period	$14.54	$13.89	$12.58	$12.08	$11.24	$10.48
Total return (excludes sales charge) (a)	6.66%*	12.25%	6.08%	9.37%	9.45%	(8.05)%
Ratios/Supplemental Data:
Net assets at end of period (000)	$126,087	$121,807	$128,543	$124,494	$133,959	$298,643
Ratio of expenses to average net assets (b)	1.09%	1.18%	1.21%	1.26%	1.23%	1.17%
Ratio of net investment income to average net assets (b)	1.62%	1.55%	1.62%	1.42%	1.82%	2.25%
Ratio of expenses to average net assets (b) (c)	1.09%	1.18%	1.27%	1.30%	1.24%	1.24%
Ratio of net investment income to average net assets (b) (c)	1.62%	1.55%	1.56%	1.38%	1.81%	2.18%
Portfolio turnover (d)	89%	153%	127%	134%	112%	103%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class C Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.87	$12.56	$12.06	$11.22	$10.12
Investment Activities:
Net investment income	0.05	0.11	0.10	0.12	0.09
Net realized and unrealized gains on investments and swaps	0.80	1.31	0.53	0.88	1.10
Total from Investment Activities	0.85	1.42	0.63	1.00	1.19
Distributions
Net investment income	(0.06)	(0.11)	(0.13)	(0.16)	(0.09)
Net realized gains from investments	(0.15)	—	—	—	—
Total Distributions	(0.21)	(0.11)	(0.13)	(0.16)	(0.09)
Net Asset Value, End of Period	$14.51	$13.87	$12.56	$12.06	$11.22
Total return (excludes contingent deferred sales charge) (b)	6.14%*	11.35%	5.25%	8.86%	11.89%
Ratios/Supplemental Data:
Net assets at end of period (000)	$513	$416	$415	$457	$49
Ratio of expenses to average net assets (c)	2.00%	2.00%	2.00%	1.70%	1.69%
Ratio of net investment income to average net assets (c)	0.68%	0.71%	0.85%	0.94%	1.04%
Ratio of expenses to average net assets (c) (d)	3.37%	4.06%	4.12%	4.29%	3.64%
Ratio of net investment income to average net assets (c) (d)	(0.69)%	(1.35)%	(1.27)%	1.65%	(0.91)%
Portfolio turnover (e)	89%	153%	127%	134%	112%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Class C Shares commenced operations March 1, 2003.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class R Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$13.90	$12.59	$12.09	$11.25	$10.49	$12.36
Investment Activities:
Net investment income	0.08	0.14	0.16	0.13	0.16	0.20
Net realized and unrealized gains (losses) on investments and swaps	0.80	1.33	0.53	0.89	0.79	(1.15)
Total from Investment Activities	0.88	1.47	0.69	1.02	0.95	(0.95)
Distributions
Net investment income	(0.08)	(0.16)	(0.19)	(0.18)	(0.19)	(0.24)
Net realized gains from investments	(0.15)	—	—	—	—	(0.68)
Total Distributions	(0.23)	(0.16)	(0.19)	(0.18)	(0.19)	(0.92)
Net Asset Value, End of Period	$14.55	$13.90	$12.59	$12.09	$11.25	$10.49
Total return (a)	6.38%*	11.78%	5.69%	9.09%	9.17%	(8.40)%
Ratios/Supplemental Data:
Net assets at end of period (000)	$3,923	$3,800	$4,166	$4,247	$4,425	$3,541
Ratio of expenses to average net assets (b)	1.60%	1.60%	1.57%	1.50%	1.50%	1.58%
Ratio of net investment income to average net assets (b)	1.11%	1.12%	1.27%	1.17%	1.48%	1.87%
Ratio of expenses to average net assets (b) (c)	1.62%	1.73%	1.77%	2.11%	2.06%	2.21%
Ratio of net investment income to average net assets (b) (c)	1.09%	0.99%	1.07%	0.56%	0.92%	1.24%
Portfolio turnover (d)	89%	153%	127%	134%	112%	103%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Investment Grade Convertible Fund
	Class A Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$13.33	$12.39	$11.96	$11.48	$10.04	$11.34
Investment Activities:
Net investment income	0.09	0.13	0.20	0.25	0.32	0.34
Net realized and unrealized gains (losses) on investments	0.80	0.98	0.41	0.49	1.45	(1.31)
Total from Investment Activities	0.89	1.11	0.61	0.74	1.77	(0.97)
Distributions
Net investment income	(0.05)	(0.17)	(0.18)	(0.26)	(0.33)	(0.33)
Net realized gains from investments	(0.31)	—	—	—	—	—
Total Distributions	(0.36)	(0.17)	(0.18)	(0.26)	(0.33)	(0.33)
Net Asset Value, End of Period	$13.86	$13.33	$12.39	$11.96	$11.48	$10.04
Total return (excludes sales charge) (a)	6.82%*	9.04%	5.15%	6.42%	17.89%	(8.74)%
Ratios/Supplemental Data:
Net assets at end of period (000)	$65,249	$62,237	$63,571	$68,448	$94,496	$58,115
Ratio of expenses to average net assets (b)	1.25%	1.36%	1.37%	1.34%	1.35%	1.32%
Ratio of net investment income to average net assets (b)	1.39%	1.02%	1.60%	2.10%	2.98%	3.08%
Ratio of expenses to average net assets (b) (c)	1.25%	1.36%	1.40%	1.34%	1.35%	1.34%
Ratio of net investment income to average net assets (b) (c)	1.39%	1.02%	1.57%	2.10%	2.98%	3.06%
Portfolio turnover	20%	49%	44%	52%	59%	50%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Core Bond Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (23.5%)
Banc of America Commercial Mortgage, Inc. Series 2005-2, Class A4 4.78%, 7/10/43 (a)	$512	$503
Series 2006-1, Class A4 5.37%, 9/10/45	312	312
Bear Stearns Commercial Mortgage Securities Series 2004-T16, Class A6 4.75%, 2/13/46	356	345
Series 2003-PWR2, Class A4 5.19%, 5/11/39	354	353
Series 2007-T26, Class B 5.60% (b), 1/12/45	549	553
Series 2006-PW11, Class AAB 5.62% (b), 3/11/39	392	398
Series 2006-PW12 , Class AM 5.75%, 9/11/38	330	340
Chase Manhattan Bank-First Union National, Series 1999-1, Class A2, 7.44%, 8/15/31	522	543
Chase Mortgage Finance Corp. Series 2007-A1, Class 1M 4.42% (b), 2/25/37 (a)	704	687
Series 2007-A1, Class 1B2 4.42% (b), 2/25/37	314	301
Series 2005-A1, Class M 5.31% (b), 12/25/35 (a)	1,199	1,184
Series 2005-A2, Class M 5.45% (b), 1/25/36 (a)	966	957
Series 2007-A1, Class 2B1 5.81% (b), 3/25/37	555	556
Series 2007-S1, Class AM 6.00% (b), 2/25/37	353	354
Series 2007-S1, Class M1 6.00% (b), 2/25/37	277	277
Series 2007-S1, Class B1 6.00% (b), 2/25/37	259	255
Chaseflex Trust, Series 2005-2, Class 4A3, 6.00% (b), 5/25/20	703	711
DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B1, 7.51%, 6/10/31	415	422
Fannie Mae Whole Loan, Series 2002-W7, Class A5, 7.50%, 2/25/29	601	627
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	394	410
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class B1, 6.22% (b), 11/25/36 (a)	946	954
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A3, 4.92%, 1/5/36	370	362
GS Mortgage Securities Corp. II Series 2006-GG6, Class A4 5.55%, 4/10/38 (a)	400	405
Series 2006-GG6, Class C 5.81% (b), 4/10/38 (a)	474	478
GSR Mortgage Loan Trust Series 2004-10F, Class 6A1 5.00%, 9/25/34	1,008	971
Series 2006-2F, Class B2 5.89% (b), 2/25/36	565	554
Series 2006-6F, Class M1 6.30% (b), 7/25/36	249	253
Series 2006-9F, Class M1 6.43% (b), 10/25/36 (a)	399	408
Series 2006-8F, Class B1 6.45% (b), 9/25/36	799	815
JP Morgan Chase Commercial Mortgage Securities Series 2005-LDP4, Class AM 5.00%, 10/15/42	385	375
Series 2005-LDP3, Class AJ 5.11% (b), 8/15/42 (a)	450	436
JP Morgan Mortgage Trust Series 2005-A2, Class B1 4.74% (b), 4/25/35 (a)	1,275	1,242
Series 2007-A1, Class B1 4.82% (b), 7/25/35 (a)	588	578
Series 2005-A1, Class IB1 4.91% (b), 2/25/35 (a)	1,021	991
Series 2005-A3, Class 1B1 4.99%, 6/25/35 (a)	456	447
Series 2005-A5, Class IB1 5.16% (b), 8/25/35 (a)	458	450
Series 2005-A6, Class 1B1 5.18% (b), 9/25/35 (a)	1,051	1,040
Series 2005-A8, Class B1 5.18% (b), 11/25/35 (a)	1,371	1,353

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
Series 2005-A4, Class B1 5.20% (b), 7/25/35 (a)	$777	$765
Series 2006-A1, Class B1 5.41% (b), 2/25/36	502	499
Series 2006-A2, Class IB1 5.68% (b), 4/25/36 (a)	1,406	1,400
Series 2006-A5, Class B1 5.92% (b), 8/25/36	744	748
Series 2006-A4, Class 3A1 5.99% (b), 6/25/36 (a)	1,333	1,338
Series 2006-S4, Class B1 6.40% (b), 1/25/37	487	497
Series 2006-S4, Class B2 6.40% (b), 1/25/37 (a)	643	646
LB-UBS Commercial Mortgage Trust Series 2004-C7, Class A3 4.24%, 10/15/29	207	201
Series 2005-C5, Class A4 4.95%, 9/15/40 (a)	496	484
Series 2006-C1, Class A3 5.21% (b), 2/15/31 (a)	325	324
Series 2005-C7, Class A3 5.65% (b), 11/15/30	632	642
Series 2006-C6, Class A4 5.84%, 9/15/39	610	610
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A4, 5.13%, 10/12/41	430	419
Morgan Stanley Dean Witter Capital I Series 2001-TOP5, Class A4 6.27%, 10/15/35	410	428
Series 2002-HQ, Class A3 6.51%, 4/15/34	465	487
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1 5.61%, 11/25/35 (a)	809	808
Series 2006-2, Class 4A 6.00%, 2/25/36 (a)	906	914
Series 2005-4, Class 2A1 6.17% (b), 8/25/35	330	333
Series 2006-2, Class 6A 6.50%, 2/25/36 (a)	883	897
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class B1 4.73% (b), 4/25/34	492	483
Series 2006-1, Class 8A1 5.95% (b), 2/25/36	539	541
Structured Asset Securities Corp., Series 2005-17, Class 5A1, 5.50%, 10/25/35	581	570
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class APB2, 5.94% (b), 5/15/43	305	314
Total Collateralized Mortgage Obligations (Cost $36,532)		36,548
Commercial Paper (2.4%)
Prudential Funding LLC, 5.29% (c), 5/1/07	3,685	3,685
Total Commercial Paper (Amortized Cost $3,685)		3,685
Corporate Bonds (30.4%)
Aerospace/Defense (0.1%)
General Dynamics Corp., 4.50%, 8/15/10	71	70
Lockheed Martin Corp., 6.15%, 9/1/36	130	136
		206
Automotive (0.1%)
DaimlerChrysler North America Holding Corp. 7.30%, 1/15/12	93	100
8.50%, 1/18/31	80	101
		201

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
Banks (3.3%)
Asian Development Bank 4.50%, 9/4/12, MTN	$139	$138
5.82%, 6/16/28, Callable 6/16/08 @ 100	80	85
BAC Capital Trust XI, 6.63%, 5/23/36	195	209
Bank of America Corp. 6.25%, 4/15/12	205	216
5.63%, 10/14/16	405	413
European Investment Bank 3.38%, 3/16/09	263	256
4.63%, 5/15/14	93	91
Fifth Third Bancorp, 4.50%, 6/1/18	240	218
Inter-American Development Bank, 4.50%, 9/15/14	129	126
KFW 3.25%, 3/30/09	310	300
4.13%, 10/15/14	185	177
Korea Developmental Bank, 5.75%, 9/10/13	115	118
Landwirtschaft Rentenbank, 3.88%, 9/4/08	270	266
Mellon Capital II, 8.00%, 1/15/27, Callable 1/15/08 @ 103.60	740	772
Mellon Funding Corp., 6.38%, 2/15/10	270	281
Royal Bank of Scotland Group PLC, Series 1, 9.12%, 3/31/49, Callable 3/31/10 @ 100	500	552
Wachovia Capital Trust III, 5.80%, 8/29/49, Callable 3/15/11 @ 100	670	680
Wachovia Corp., 3.63%, 2/17/09	286	279
		5,177
Beverages (0.5%)
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	160	156
Coca-Cola Enterprises 5.75%, 11/1/08	93	94
8.50%, 2/1/12	201	229
8.50%, 2/1/22	110	139
Diageo Capital plc, 3.38%, 3/20/08	80	79
		697
Chemicals (0.7%)
Dow Chemical 5.75%, 12/15/08	120	121
6.00%, 10/1/12	75	77
E.I. Du Pont de Nemours & Co., 4.88%, 4/30/14	75	73
Reichhold Industries, Inc., 9.00%, 8/15/14, Callable 8/15/10 @ 104.50 (d)	795	828
		1,099
Computers & Peripherals (0.6%)
International Business Machine Corp. 5.38%, 2/1/09	128	129
6.50%, 1/15/28	165	180
Seagate Technology HDD, 6.80%, 10/1/16	695	689
		998

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
Cosmetics & Toiletries (0.4%)
Gillette Co., 3.80%, 9/15/09	$190	$185
Kimberly-Clark Corp. 5.00%, 8/15/13	130	129
6.25%, 7/15/18	90	95
Procter & Gamble Co. 4.30%, 8/15/08	119	118
4.95%, 8/15/14	105	103
		630
Electronics (0.2%)
General Electric Co., 5.00%, 2/1/13	285	283
Financial Services (5.9%)
American General Finance, 3.88%, 10/1/09, MTN	227	221
Boeing Capital Corp., 5.80%, 1/15/13	114	118
Caterpillar Financial Service Corp. 4.50%, 6/15/09	100	99
4.60%, 1/15/14, MTN	45	43
CIT Group, Inc., 4.75%, 12/15/10, MTN	97	95
Citigroup, Inc., 6.50%, 1/18/11	430	450
Countrywide Home Loan, 4.13%, 9/15/09, MTN	193	188
Credit Suisse First Boston USA, Inc. 4.70%, 6/1/09	390	388
6.50%, 1/15/12	145	153
General Electric Capital Corp. 4.25%, 12/1/10, MTN	68	66
6.00%, 6/15/12, MTN	196	204
5.38%, 10/20/16, MTN	530	531
Goldman Sachs Capital I, 6.35%, 2/15/34	190	192
Goldman Sachs Group, Inc. 6.88%, 1/15/11	152	161
6.60%, 1/15/12	231	244
5.75%, 10/1/16	470	477
HSBC Finance Corp. 4.13%, 11/16/09	222	217
6.75%, 5/15/11	218	230
4.75%, 7/15/13	345	334
International Lease Finance Corp., 6.38%, 3/15/09	333	340
John Deere Capital Corp. 4.50%, 8/25/08, MTN	100	99
5.10%, 1/15/13	100	99
JP Morgan Chase & Co., 6.75%, 2/1/11 (a)	425	447
JP Morgan Chase Capital, 5.88%, 3/15/35	235	228
Lehman Brothers Holdings, Inc., 7.88%, 8/15/10	224	242
Merrill Lynch & Co., Inc. 6.00%, 2/17/09	288	292
6.88%, 11/15/18	200	221
6.11%, 1/29/37	295	293
Morgan Stanley, Series F, 5.55%, 4/27/17, MTN	405	404
Morgan Stanley Group, Inc., 4.25%, 5/15/10, MTN	285	279

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
Nuveen Investments, 5.50%, 9/15/15 (a)	$971	$956
Petroplus Finance Ltd., 6.75%, 5/1/14, Callable 5/1/11 @ 103.88 (e)	250	251
Residential Capital LLC, 6.50%, 4/17/13	330	330
Toyota Motor Credit Corp. 4.25%, 3/15/10	111	109
4.35%, 12/15/10	1	1
Unilever Capital Corp., 5.90%, 11/15/32	120	118
		9,120
Food Distributors, Supermarkets & Wholesalers (0.1%)
Kroger Co., 7.50%, 4/1/31	75	81
Safeway, Inc., 7.50%, 9/15/09	115	121
		202
Food Processing & Packaging (0.1%)
Kellogg Co., Series B, 6.60%, 4/1/11	75	79
Kraft Foods, Inc., 4.13%, 11/12/09	72	70
		149
Forest Products & Paper (0.1%)
Weyerhaeuser Co.
6.75%, 3/15/12	85	90
7.38%, 3/15/32	75	79
		169
Governments — Foreign (1.4%)
Province of Ontario 5.50%, 10/1/08	169	170
5.13%, 7/17/12	162	163
Province of Quebec 5.75%, 2/15/09	88	90
4.88%, 5/5/14	167	165
7.50%, 9/15/29	145	184
Republic of Italy 4.50%, 1/21/15	300	290
6.88%, 9/27/23	210	243
United Mexican States 9.88%, 2/1/10	209	234
6.38%, 1/16/13, MTN	395	417
Series A 6.75%, 9/27/34, MTN	240	268
		2,224
Health Care (0.6%)
Coventry Health Care, Inc., 5.95%, 3/15/17	630	626
Humana, Inc., 6.30%, 8/1/18	30	30
UnitedHealth Group, Inc. 3.30%, 1/30/08	45	44
4.88%, 3/15/15	70	67
Wellpoint, Inc. 4.25%, 12/15/09	50	49
6.80%, 8/1/12	70	75
5.95%, 12/15/34	30	30
		921

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
Insurance (1.3%)
Allstate Life Global Funding Trust, 4.50%, 5/29/09	$96	$95
AXA SA, 8.60%, 12/15/30	85	109
Cigna Corp. 7.00%, 1/15/11	45	48
7.88%, 5/15/27	25	30
ING Capital Funding Trust III, 8.44% (b), 12/31/49, Callable 12/31/10 @ 100	70	77
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	117	114
MetLife, Inc., 5.38%, 12/15/12	105	106
Phoenix Cos., 6.68%, 2/16/08	1,255	1,262
Protective Life Secured Trust, 4.00%, 10/7/09, MTN	70	68
Prudential Financial, Inc., Series B, 5.10%, 9/20/14, MTN	105	103
		2,012
Manufacturing (0.7%)
Tyco International Group SA, 6.13%, 1/15/09	1,142	1,162
Media (0.4%)
News America, Inc., 6.20%, 12/15/34	140	137
Time Warner, Inc. 6.88%, 5/1/12	104	111
5.88%, 11/15/16	385	388
		636
Medical Supplies (0.1%)
Baxter International, Inc., 4.63%, 3/15/15	80	76
Boston Scientific, 4.25%, 1/12/11	50	48
		124
Metal Fabrication (0.3%)
Timken Co., 5.75%, 2/15/10	430	428
Office Furnishing (0.4%)
Steelcase, Inc., 6.50%, 8/15/11	620	637
Oil & Gas — Exploration & Production (1.6%)
Anadarko Petroleum Corp., 6.45%, 9/15/36 (a)	885	887
Marathon Oil Corp., 6.13%, 3/15/12	199	206
Merey Sweeny LP, 8.85%, 12/18/19 (d)	857	1,013
Pemex Project Funding Master Trust 8.50%, 2/15/08	166	170
7.38%, 12/15/14	115	129
8.63%, 2/1/22	85	107
		2,512
Oil Companies — Integrated (0.1%)
ConocoPhillips Co., 8.75%, 5/25/10	145	160
Oil Marketing & Refining (0.6%)
Enterprise Products Operating L.P., 8.38%, 8/1/66, Callable 8/1/16 @ 100	795	880

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
Pharmaceuticals (0.3%)
Merck & Co., Inc., 6.40%, 3/1/28	$125	$132
Wyeth 6.95%, 3/15/11	95	101
5.50%, 2/1/14	180	182
6.50%, 2/1/34	80	86
		501
Pipelines (0.4%)
Teppco Partners, L.P., 6.13%, 2/1/13	680	694
Primary Metal & Mineral Production (1.7%)
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/1/17, Callable 4/1/12 @ 104.19	1,490	1,630
Phelps Dodge Corp., 9.50%, 6/1/31	795	1,020
		2,650
Radio & Television (0.9%)
Comcast Cable Communications, 6.20%, 11/15/08	218	221
Comcast Corp. 4.95%, 6/15/16	440	420
6.45%, 3/15/37	470	475
Cox Communications, Inc., 7.13%, 10/1/12	258	279
		1,395
Railroads (0.3%)
Burlington Northern/Santa Fe, Inc., 7.13%, 12/15/10	200	213
CSX Corp., 6.25%, 10/15/08	145	147
Union Pacific Corp., 7.25%, 11/1/08	175	180
		540
Restaurants (0.1%)
McDonald's Corp., 5.95%, 1/15/08, MTN	80	80
Retail — Department Stores (0.5%)
Neiman Marcus Group, Inc., 9.00%, 10/15/15, Callable 10/15/10 @ 104.50	745	821
Retail — Discount (0.4%)
Target Corp. 5.38%, 6/15/09	185	186
5.88%, 3/1/12	126	130
Wal-Mart Stores 6.88%, 8/10/09	174	181
4.13%, 2/15/11	142	138
		635
Telecommunications (1.5%)
Inmarsat Finance PLC, 7.63%, 6/30/12, Callable 3/1/08 @ 103.81	2,235	2,336
Telecommunications — Cellular (0.5%)
New Cingular Wireless Services 8.13%, 5/1/12	71	80
8.75%, 3/1/31	150	196
US Unwired, Inc., 10.00%, 6/15/12, Callable 6/15/08 @ 105	415	453
		729

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
Telecommunications — Equipment (0.1%)
Motorola, Inc., 7.63%, 11/15/10	$74	$79
Utilities — Electric (2.8%)
Dominion Resources, Inc. Series A 5.69%, 5/15/08	845	847
5.60%, 11/15/16	420	421
Series B 6.25%, 6/30/12	100	105
Duke Energy Corp., 3.75%, 3/5/08	104	103
Firstenergy Corp., Series C, 7.38%, 11/15/31	220	252
Hydro-Quebec, 8.05%, 7/7/24	120	155
Oncor Electric Delivery, 7.00%, 9/1/22	115	124
Orion Power Holdings, Inc., 12.00%, 5/1/10	1,490	1,721
Pacific Gas & Electric 4.80%, 3/1/14	164	159
6.05%, 3/1/34	125	128
Progress Energy, Inc., 6.85%, 4/15/12	149	160
Southern Cal Edison, 6.00%, 1/15/34	120	124
		4,299
Utilities — Telecommunications (1.3%)
AT&T Corp., 8.00%, 11/15/31	521	653
British Telecom PLC, 8.38%, 12/15/10	510	569
Sprint Capital Corp. 7.63%, 1/30/11	213	229
8.75%, 3/15/32	140	165
Sprint Nextel Corp., 6.00%, 12/1/16	420	412
		2,028
Total Corporate Bonds (Cost $47,116)		47,414
U.S. Government Agency Securities (1.9%)
Federal Home Loan Mortgage Corp. 4.50%, 1/15/14 (f)	170	166
4.65%, 10/10/13, Callable 10/10/07 @ 100 (f)	662	644
6.75%, 9/15/29 (f)	90	108
Federal National Mortgage Association 4.38%, 3/15/13(f)	1,058	1,032
4.38%, 7/17/13	247	240
4.63%, 6/1/10(f)	240	238
Small Business Administration, 6.15%, 4/1/19	545	559
Total U.S. Government Agency Securities (Cost $2,997)		2,987
U.S. Government Mortgage Backed Agencies (34.6%)
Federal Home Loan Mortgage Corp. 5.77% (b), 11/1/35	537	541
5.88% (b), 4/1/36	81	82
6.00%, 2/1/13	64	65
6.50%, 8/1/29-1/1/36	2,782	2,865

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
6.50%, 5/1/37 (e)	$1,294	$1,322
6.76% (b), 8/1/36	573	589
7.00%, 1/1/30	12	12
7.00%, 4/1/32 (e)	366	382
7.50%, 4/1/28	20	21
8.00%, 6/1/17	281	292
Federal National Mortgage Association 5.00%, 8/1/33-3/1/34	11,475	11,115
5.00%, 4/1/37 (e)	576	556
5.50%, 1/1/33-12/1/34	8,321	8,252
5.50%, 4/1/37 (e)	370	366
5.81% (b), 3/1/36	569	577
6.00%, 10/1/20-1/1/37 (a)	2,462	2,482
6.00%, 10/1/29-3/1/37	9,521	9,605
6.07% (b), 4/1/36	1,030	1,041
6.36% (b), 9/1/36	1,390	1,417
6.50% (b), 5/1/36	2,904	2,967
6.50%, 9/1/28-9/1/36	2,670	2,731
6.50%, 11/1/36-4/1/37 (e)	883	902
7.00%, 10/1/26-12/1/29	62	66
7.00%, 1/1/35-4/1/37 (e)	2,759	2,851
7.50%, 12/1/28-11/1/29	12	12
8.00%, 11/1/12-2/1/33	422	446
8.50%, 4/1/31	17	19
10.00%, 11/1/13	45	49
10.50%, 11/1/13	20	21
11.00%, 11/1/13	35	37
Government National Mortgage Association 6.00%, 10/15/33-7/15/34	1,420	1,442
6.50%, 8/20/36	451	463
7.00%, 12/15/25	56	58
7.50%, 12/15/27-4/15/29	8	8
9.00%, 2/15/17	21	22
9.50%, 12/15/09	190	196
Total U.S. Government Mortgage Backed Agencies (Cost $53,788)		53,872
U.S. Treasury Obligations (8.0%)
U.S. Treasury Bonds 4.50%, 2/15/36 (f)	3,910	3,708
6.13%, 11/15/27 (f)	282	327
8.00%, 11/15/21 (f)	569	755
8.88%, 2/15/19 (f)	725	992
U.S. Treasury Notes 3.75%, 5/15/08 (f)	1,480	1,463
3.88%, 5/15/09 (f)	53	52
4.25%, 8/15/13 (e)	1,066	1,050
4.50%, 3/31/12 (e)	1,248	1,247
4.63%, 2/15/17	2,939	2,938
Total U.S. Treasury Obligations (Cost $12,438)		12,532

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bond (0.2%)
Illinois State Taxable Pension, GO, 5.10%, 6/1/33	$280	$268
Short-Term Securities Held as Collateral for Securities Lending (5.9%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	9,146	9,146
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $9,146)		9,146
Total Investments (Cost $165,980) — 106.9%		166,452
Liabilities in excess of other assets — (6.9)%		(10,769)
NET ASSETS — 100.0%		$155,683

(a)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(b)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/2007.

(c)  Rate represents the effective yield at purchase.

(d)  Rule 144A or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)  Security purchased on a "when-issued" basis.

(f)  A portion or all of the security was held on loan.

GO — General Obligation

LLC — Limited Liability Co.

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns	Nucor	Buy	(0.26)%	6/20/2017	$(4,000)	$(7)
Bear Stearns	Verizon	Buy	(0.22)%	6/20/2012	(4,000)	5
						$(2)

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Fund for Income  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount		Value
Government National Mortgage Association (77.7%)
Multi-family (25.6%)
Collateralized Mortgage Obligations (14.4%)
Government National Mortgage Assoc. Series 2003-59, Class B 7.50%, 7/16/18	$4,725		$4,828
Series 2003-22, Class AH 8.00%, 6/16/21	5,613		5,711
Series 2003-47, Class B 8.00%, 10/16/27	4,707		4,970
Series 1999-1, Class Z 6.50%, 1/20/29	5,946		6,139
Series 2003-36, Class B 7.50%, 2/16/31	4,035		4,234
Series 2003-87, Class BH 7.50%, 8/16/32	7,530		8,084
Series 2003-108, Class BH 7.50%, 2/16/34	5,882		6,323
			40,289
Pass-throughs (11.2%)
Government National Mortgage Assoc. 7.88%, 7/15/21-7/15/27	4,507		4,638
7.92%, 7/15/23	706		739
8.00%, 7/15/24-8/15/31	4,112		4,316
7.95%, 4/15/25	410		428
8.25%, 4/15/27-9/15/30	683		714
8.60%, 5/15/27	550		581
7.75%, 6/15/30-11/15/38	3,112		3,217
6.50%, 3/20/34-4/20/34	10,746		11,051
8.13%, 7/15/38-6/15/41	5,309		5,466
			31,150
			71,439
Single Family (52.1%)
Collateralized Mortgage Obligations (0.0%)
Government National Mortgage Assoc. Series 1995-4, Class CQ 8.00%, 6/20/25	13		14
Series 2000-9, Class PB 7.50%, 6/16/26	0	(c)	0	(c)
Series 1997-2, Class E 7.50%, 2/20/27	56		59
			73
Pass-throughs (52.1%)
Government National Mortgage Assoc. 8.00%, 7/15/07-3/15/34	25,193		26,785
9.00%, 10/15/09-6/20/30	8,668		9,302
9.50%, 12/15/09-6/15/21	157		166
7.50%, 8/15/10-4/15/34	22,884		24,048
10.00%, 5/15/12-6/15/21	113		125
8.50%, 3/15/15-7/15/30	14,055		15,059
7.00%, 4/15/16-11/20/35	27,296		28,608
8.75%, 3/20/17	48		51
8.85%, 5/15/18-12/15/18	1,023		1,095

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Fund for Income  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
8.15%, 3/15/19-4/15/20	$168	$178
8.25%, 4/20/20-1/15/30	319	341
7.95%, 7/20/20	605	637
7.75%, 8/20/20-1/20/21	491	514
7.65%, 10/20/21-7/20/22	519	546
7.29%, 12/20/21-11/20/22	581	602
7.60%, 2/20/22	235	246
6.50%, 11/15/23-9/20/34	27,956	28,835
6.00%, 9/15/33-10/15/33	8,230	8,360
		145,498
		145,571
Total Government National Mortgage Association (Cost $221,169)		217,010
U.S. Treasury Obligations (20.7%)
U.S. Treasury Bills, 4.97% (a), 6/14/07	5,220	5,189
U.S. Treasury Bonds 10.38%, 11/15/12	49,800	51,199
11.25%, 2/15/15	1,000	1,430
Total U.S. Treasury Obligations (Cost $58,667)		57,818
Money Market Funds (0.4%)
Federated U.S. Treasury Cash Reserve Fund, 4.89% (b)	1,030,724	1,031
Total Money Market Funds (Cost $1,031)		1,031
Total Investments (Cost $280,867) — 98.8%		275,859
Other assets in excess of liabilities — 1.2%		3,211
NET ASSETS — 100.0%		$279,070

(a)  Rate represents the effective yield at purchase.

(b)  Rate disclosed is the 1 day yield as of 4/30/07.

(c)  Rounds to less than $1,000.

See notes to financial statements.

  Statements of Assets and Liabilities
The Victory Portfolios  April 30, 2007

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Core Bond Fund	Fund for Income
ASSETS:
Investments, at value (Cost $165,980 and $280,867)	$166,452	$275,859
Cash	50	50
Interest and dividends receivable	1,416	3,694
Receivable for capital shares issued	36	75
Receivable for investments sold	24,268	—
Unrealized appreciation on credit default swaps	5	—
Prepaid expenses	12	69
Total Assets	192,239	279,747
LIABILITIES:
Payable for investments purchased	27,198	—
Payable for capital shares redeemed	87	360
Payable for return of collateral received	9,146	—
Unrealized depreciation on credit default swaps	7	—
Accrued expenses and other payables:
Investment advisory fees	44	116
Administration fees	14	51
Custodian fees	5	7
Accounting fees	4	4
Transfer agent fees	7	37
Trustee fees	1	3
Shareholder servicing fees — Class A Shares	32	33
12b-1 fees — Class C Shares	—	12
12b-1 fees — Class R Shares	—	22
Other accrued expenses	11	32
Total Liabilities	36,556	677
NET ASSETS:
Capital	170,869	334,086
Accumulated undistributed net investment loss	(348)	(1,236)
Net unrealized appreciation (depreciation) on investment transactions and swaps	470	(5,008)
Accumulated undistributed net realized losses from investment transactions	(15,308)	(48,772)
Net Assets	$155,683	$279,070
Net Assets
Class A Shares	$155,683	$157,743
Class C Shares	—	14,614
Class R Shares	—	106,713
Total	$155,683	$279,070
Shares (unlimited number of shares authorized with a par value of $0.001 per share)
Class A Shares	16,484	13,623
Class C Shares	—	1,265
Class R Shares	—	9,212
Total	16,484	24,100
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$9.44	$11.58
Class C Shares	—	$11.55
Class R Shares	—	$11.58
Maximum Sales Charge — Class A Shares	2.00%	2.00%
Maximum Offering Price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share Class A Shares	$9.63	$11.82

See notes to financial statements.

  Statements of Operations
The Victory Portfolios  Six Months Ended April 30, 2007

(Amounts in Thousands)  (Unaudited)

	Core Bond Fund	Fund for Income
Investment Income:
Interest income	$4,316	$8,747
Dividend income	—	31
Income from securities lending, net	16	—
Total Income	4,332	8,778
Expenses:
Investment advisory fees	388	721
Administration fees	75	140
Shareholder servicing fees — Class A Shares	194	200
12b-1 fees — Class C Shares	—	79
12b-1 fees — Class R Shares	—	141
Accounting fees	15	18
Custodian fees	20	33
Transfer agent fees	14	26
Transfer agent fees — Class A Shares	6	19
Transfer agent fees — Class C Shares	—	4
Transfer agent fees — Class R Shares	—	11
Trustees' fees	7	13
Chief Compliance Officer fees	2	3
Legal and audit fees	13	20
Other expenses	15	46
Total Expenses	749	1,474
Expenses waived/reimbursed by Adviser	(128)	—
Net Expenses	621	1,474
Net Investment Income	3,711	7,304
Realized/Unrealized Gains (Losses) from Investment Transactions and Swaps
Net realized gains (losses) from investment transactions	960	(4,100)
Net change in unrealized appreciation/depreciation on investment transactions and swaps	(492)	3,854
Net realized/unrealized gains (losses) from investment transactions and swaps	468	(246)
Net increase from payments by adviser	117	223
Change in net assets resulting from operations	$4,296	$7,281

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Core Bond Fund		Fund for Income
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Six Months Ended April 30, 2007	Year Ended October 31, 2006
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$3,711	$7,683	$7,304	$14,386
Net realized gains (losses) from investments	960	(4,054)	(4,100)	(1,165)
Net change in unrealized appreciation/ depreciation from investments and swaps	(492)	3,808	3,854	(1,869)
Net increase from payments by adviser	117	25	223	45
Change in net assets resulting from operations	4,296	7,462	7,281	11,397
Distributions to Shareholders:
From net investment income:
Class A Shares	(4,169)	(8,187)	(4,854)	(10,158)
Class C Shares	—	—	(416)	(975)
Class R Shares	—	—	(3,405)	(7,868)
Change in net assets resulting from distributions to shareholders	(4,169)	(8,187)	(8,675)	(19,001)
Change in net assets from capital transactions	(1,437)	(22,174)	(20,141)	32,856
Change in net assets	(1,310)	(22,899)	(21,535)	40,460
Net Assets:
Beginning of period	156,993	179,892	300,605	341,065
End of period	$155,683	$156,993	$279,070	$300,605
Accumulated undistributed net investment income (loss)	$(348)	$110	$(1,236)	$135

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Core Bond Fund		Fund for Income
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Six Months Ended April 30, 2007	Year Ended October 31, 2006
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$10,483	$31,979	$15,396	$46,204
Dividends reinvested	4,129	8,089	4,486	9,334
Cost of shares redeemed	(16,049)	(62,242)	(24,234)	(58,031)
Total Class A Shares	$(1,437)	$(22,174)	$(4,352)	$(2,493)
Class C Shares
Proceeds from shares issued	$—	$—	$382	$3,719
Dividends reinvested	—	—	218	525
Cost of shares redeemed	—	—	(2,941)	(7,307)
Total Class C Shares	$—	$—	$(2,341)	$(3,063)
Class R Shares
Proceeds from shares issued	$—	$—	$2,805	$9,552
Dividends reinvested	—	—	2,515	5,922
Cost of shares redeemed	—	—	(18,768)	(42,774)
Total Class R Shares	$—	$—	$(13,448)	$(27,300)
Total change in net assets from capital transactions	$(1,437)	$(22,174)	$(20,141)	$(32,856)
Share Transactions:
Class A Shares
Issued	1,107	3,403	1,326	3,916
Reinvested	438	866	388	797
Redeemed	(1,695)	(6,669)	(2,088)	(4,941)
Total Class A Shares	(150)	(2,400)	(374)	(228)
Class C Shares
Issued	—	—	32	317
Reinvested	—	—	19	45
Redeemed	—	—	(255)	(623)
Total Class C Shares	—	—	(204)	(261)
Class R Shares
Issued	—	—	241	810
Reinvested	—	—	217	505
Redeemed	—	—	(1,615)	(3,633)
Total Class R Shares	—	—	(1,157)	(2,318)
Total change in shares	(150)	(2,400)	(1,735)	(2,807)

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Core Bond Fund
	Class A Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$9.44	$9.45	$9.89	$9.95	$9.98	$10.02
Investment Activities:
Net investment income	0.22	0.42	0.33	0.29	0.33	0.41
Net realized and unrealized gains (losses) on investments and swaps	0.03	0.02 (a)	(0.37)	0.04	0.06	0.02
Total from Investment Activities	0.25	0.44	(0.04)	0.33	0.39	0.43
Distributions
Net investment income	(0.25)	(0.45)	(0.40)	(0.39)	(0.42)	(0.47)
Total Distributions	(0.25)	(0.45)	(0.40)	(0.39)	(0.42)	(0.47)
Net Asset Value, End of Period	$9.44	$9.44	$9.45	$9.89	$9.95	$9.98
Total return (excludes sales charge) (b)	2.71%*	4.82%	(0.44)%	3.33%	3.98%	4.54%
Ratios/Supplemental Data:
Net assets at end of period (000)	$155,683	$156,993	$179,892	$187,308	$216,904	$323,146
Ratio of expenses to average net assets (c)	0.80%	0.82%	0.83%	1.07%	1.10%	1.06%
Ratio of net investment income to average net assets (c)	4.78%	4.50%	3.40%	2.98%	3.38%	4.22%
Ratio of expenses to average net assets (c) (d)	0.97%	1.02%	1.09%	1.26%	1.24%	1.24%
Ratio of net investment income to average net assets (c) (d)	4.61%	4.30%	3.14%	2.79%	3.24%	4.04%
Portfolio turnover	150%	341%	187%	125%	217%	168%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class A Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$11.64	$11.91	$12.56	$12.87	$13.44	$13.44
Investment Activities:
Net investment income	0.29	0.53	0.42	0.35 (a)	0.46	0.65
Net realized and unrealized gains (losses) on investments	—	(0.09)	(0.38)	0.07	(0.30)	0.11
Total from Investment Activities	0.29	0.44	0.04	0.42	0.16	0.76
Distributions
Net investment income	(0.35)	(0.71)	(0.69)	(0.73)	(0.73)	(0.76)
Total Distributions	(0.35)	(0.71)	(0.69)	(0.73)	(0.73)	(0.76)
Net Asset Value, End of Period	$11.58	$11.64	$11.91	$12.56	$12.87	$13.44
Total return (excludes sales charge) (b)	2.54%*	3.81%	0.35%	3.36%	1.15%	5.89%
Ratios/Supplemental Data:
Net assets at end of period (000)	$157,743	$162,863	$169,399	$189,716	$221,181	$243,889
Ratio of expenses to average net assets (c)	0.98%	1.01%	1.01%	1.00%	1.00%	0.99%
Ratio of net investment income to average net assets (c)	5.11%	4.56%	3.48%	2.77%	3.36%	4.72%
Ratio of expenses to average net assets (c) (d)	0.98%	1.01%	1.07%	1.03%	1.01%	0.99%
Ratio of net investment income to average net assets (c) (d)	5.11%	4.56%	3.42%	2.74%	3.35%	4.72%
Portfolio turnover (e)	36%	30%	20%	34%	60%	53%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class C Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$11.61	$11.88	$12.53	$12.84	$13.43	$13.22
Investment Activities:
Net investment income	0.24	0.44	0.35	0.29 (a)	0.48	0.42
Net realized and unrealized gains (losses) on investments	—	(0.09)	(0.39)	0.06	(0.41)	0.25
Total from Investment Activities	0.24	0.35	(0.04)	0.35	0.07	0.67
Distributions
Net investment income	(0.30)	(0.62)	(0.61)	(0.66)	(0.66)	(0.46)
Total Distributions	(0.30)	(0.62)	(0.61)	(0.66)	(0.66)	(0.46)
Net Asset Value, End of Period	$11.55	$11.61	$11.88	$12.53	$12.84	$13.43
Total return (excludes contingent deferred sales charge) (b)	2.13%*	3.03%	(0.33)%	2.79%	0.49%	5.17%
Ratios/Supplemental Data:
Net assets at end of period (000)	$14,614	$17,038	$20,543	$24,187	$29,806	$1,155
Ratio of expenses to average net assets (c)	1.80%	1.77%	1.70%	1.55%	1.55%	1.68%
Ratio of net investment income to average net assets (c)	4.28%	3.81%	2.81%	2.27%	2.23%	3.75%
Ratio of expenses to average net assets (c) (d)	1.80%	1.87%	2.01%	1.90%	1.88%	2.23%
Ratio of net investment income to average net assets (c) (d)	4.28%	3.71%	2.50%	1.92%	1.90%	3.20%
Portfolio turnover (e)	36%	30%	20%	34%	60%	53%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class R Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$11.64	$11.91	$12.56	$12.87	$13.44	$13.44
Investment Activities:
Net investment income	0.29	0.52	0.40	0.33 (a)	0.42	0.64
Net realized and unrealized gains (losses) on investments	—	(0.09)	(0.37)	0.08	(0.27)	0.11
Total from Investment Activities	0.29	0.43	0.03	0.41	0.15	0.75
Distributions
Net investment income	(0.35)	(0.70)	(0.68)	(0.72)	(0.72)	(0.75)
Total Distributions	(0.35)	(0.70)	(0.68)	(0.72)	(0.72)	(0.75)
Net Asset Value, End of Period	$11.58	$11.64	$11.91	$12.56	$12.87	$13.44
Total Return (b)	2.54%*	3.75%	0.26%	3.25%	1.08%	5.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$106,713	$120,704	$151,123	$193,685	$295,597	$345,144
Ratio of expenses to average net assets (c)	0.98%	1.07%	1.10%	1.10%	1.07%	1.08%
Ratio of net investment income to average net assets (c)	5.11%	4.51%	3.41%	2.61%	3.34%	4.62%
Ratio of expenses to average net assets (c) (d)	0.98%	1.07%	1.13%	1.10%	1.07%	1.08%
Ratio of net investment income to average net assets (c) (d)	5.11%	4.51%	3.38%	2.61%	3.34%	4.62%
Portfolio turnover (e)	36%	30%	20%	34%	60%	53%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Porftolio Investments
National Municipal Bond Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (95.9%)
Alabama (1.0%)
Sheffield, Electric Revenue, 5.00%, 7/1/20, Callable 1/1/13 @ 100, AMBAC	$680	$719
Arizona (2.3%)
Game & Fish Department & Commission Benificial Interest Certificates, Administration Building Project
4.00%, 7/1/11	270	270
4.00%, 7/1/12	540	540
4.50%, 7/1/15	200	205
4.50%, 7/1/32, Callable 7/1/16 @ 100	200	195
Maricopa County Unified School District Number 89, Dysart School Improvements, Series B, GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, FSA	500	539
		1,749
California (14.2%)
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, MBIA	4,575	4,993
Fresno Irrigation District Certificates of Participation, Water Facilities Project, 4.50%, 10/1/37, Callable 10/1/17 @ 100, FSA (a)	500	494
Health Facilities Financing Authority Revenue, Kaiser Permanente, Series A, 5.25%, 4/1/39, Callable 4/1/16 @ 100	2,000	2,099
Lake Elsinore School Financing Authority Revenue, 4.38%, 10/1/31, Callable 10/1/17 @ 100, FSA	1,000	977
Rocklin Redevelopment Agency Tax Allocation, Rocklin Redevelopment Project, 4.38%, 9/1/37, Callable 9/1/15 @ 102, AMBAC	1,000	972
Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.00%, 8/15/34, Callable 8/15/16 @ 100	1,000	1,042
		10,577
District of Columbia (4.0%)
State Revenue, George Washington University, Series A, 5.50%, 9/15/07, MBIA	1,000	1,006
State, GO, Series B, 5.25%, 6/1/07, MBIA	2,000	2,003
		3,009
Florida (7.5%)
Brevard County Health Care Facilities Revenue, Health First Project, 5.00%, 4/1/34, Callable 4/1/16 @ 100	2,000	2,045
Highlands County Health Facilities Authority Revenue, Adventist Health Systems, Series C, 5.25%, 11/15/36, Callable 11/15/16 @ 100	1,500	1,570
Jea St. Johns River Power Park Systems Revenue, Series 22, 4.00%, 10/1/14, Callable 4/1/12 @ 100, MBIA	2,000	2,014
		5,629
Illinois (2.3%)
State Educational Facilities Authority Revenue, Robert Morris College, 5.80%, 6/1/30, Callable 12/1/07 @ 100, MBIA	1,000	1,010
Will County Community Consolidated School District No 30 Troy, Series B, 4.00%, 10/1/07, FSA	675	676
		1,686

See notes to financial statements.

The Victory Portfolios  Schedule of Porftolio Investments — continued
National Municipal Bond Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
Indiana (3.9%)
Health & Educational Facilities Financing Authority Hospital Revenue, Clarian Health Obligation Group, Series B, 4.75%, 2/15/31, Callable 2/15/16 @ 100	$500	$503
Health & Educational Facilities Financing Authority Hospital Revenue, Schneck Memorial Hospital Project, Series A 5.25%, 2/15/30, Callable 2/15/16 @ 100	1,000	1,052
5.25%, 2/15/36, Callable 2/15/16 @ 100	750	780
Northern Wells Community School Building Corp., First Mortgage, 4.00%, 7/15/07, FSA	570	570
		2,905
Kansas (3.4%)
Lawrence Hospital Revenue, Lawrence Memorial Hospital, 5.13%, 7/1/36, Callable 7/1/16 @ 100	1,000	1,039
Salina Hospital Revenue, Salina Regional Health, 4.63%, 10/1/31, Callable 4/1/16 @ 100	250	250
State Development Finance Authority Revenue, Athletic Facilities, University of Kansas, 5.00%, 6/1/20, Callable 6/1/14 @ 100	1,175	1,230
		2,519
Maine (2.1%)
Westbrook, GO 5.75%, 10/1/19, Callable 10/1/10 @ 101, AMBAC(b)	715	767
5.75%, 10/1/20, Callable 10/1/10 @ 101, AMBAC	730	783
		1,550
Massachusetts (3.9%)
Pittsfield, GO, 5.50%, 4/15/15, Callable 4/15/12 @ 101, MBIA	2,655	2,885
Michigan (4.7%)
Detroit Sewer Disposable Revenue Systems, Second Lien, Series B, 4.63%, 7/1/34, Callable 7/1/16 @ 100, FGIC	375	377
Municipal Bond Authority Revenue, Local Government , Revenue Sharing, Series G, 6.80%, 11/1/07, Callable 3/30/07 @ 100	240	241
State Hospital Finance Authority Revenue, Henry Ford Health Systems, Series A, 5.25%, 11/15/32, Callable 11/15/16 @ 100	1,255	1,325
State Hospital Finance Authority Revenue, McLaren Health Care, Series C, 5.00%, 8/1/35	1,500	1,540
		3,483
Minnesota (5.6%)
Bemidji Health Care Facilities First Mortgage Revenue, North County Health Services, 5.00%, 9/1/17, Callable 9/1/16 @ 100	500	527
Chaska Electric Revenue, Generating Facilities, Series A 5.25%, 10/1/20, Callable 10/1/15 @ 100	1,000	1,072
5.00%, 10/1/30, Callable 10/1/15 @ 100	500	519
State Higher Educational Facilities Authority Revenue, St. John University, Series 6-G, 5.00%, 10/1/22	1,000	1,058
State Higher Educational Facilities Authority Revenue, University of St. Thomas, Series 5-Y, 5.00%, 10/1/24	1,000	1,042
		4,218

See notes to financial statements.

The Victory Portfolios  Schedule of Porftolio Investments — continued
National Municipal Bond Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
Missouri (1.8%)
Kearney Public Improvements, GO, 5.50%, 3/1/16, AMBAC	$1,000	$1,058
St. Louis Municipal Finance Corp., Series A, Lease Revenue, 5.00%, 2/15/18, Callable 2/15/12 @ 100, FGIC	250	264
		1,322
New York (1.4%)
State Dormitory Authority Revenues, Non State Supported Debt, University of Rochester, Series A, 5.00%, 7/1/23, Prefunded 7/1/08 @ 101, MBIA	825	846
State Dormitory Authority Revenues, Non State Supported Debt, University Of Rochester, Series A, 5.00%, 7/1/23, MBIA	175	179
		1,025
North Carolina (1.1%)
East Carolina University, Series A, Revenue, 5.25%, 11/1/21, AMBAC	750	800
Ohio (15.4%)
Franklin County Development Revenue, American Chemical Society Project, 5.13%, 10/1/08	1,000	1,018
Hamilton County Sewer System Improvements, Metropolitan Sewer District, Series A, 5.75%, 12/1/25, Callable 6/1/10 @ 101, MBIA	450	481
Harrison, GO 5.45%, 12/1/10, FGIC	150	159
5.90%, 12/1/18, Callable 12/1/10 @ 100, FGIC	250	269
Little Miami Local School District, School Improvements, 5.00%, 12/1/34, Callable 12/1/16 @ 100, FSA	1,500	1,641
Mahoning County, GO, 4.00%, 12/1/16, FSA	600	605
McDonald School District, GO, 6.00%, 12/1/22, Callable 12/1/10 @ 100, AMBAC	1,000	1,080
State Higher Educational Facilities Revenue, Kenyon College Project, 5.00%, 7/1/41, Callable 7/1/16 @ 100	1,000	1,038
State Higher Educational Facilities Revenue, Mount Union College Project 4.50%, 10/1/08	250	252
5.25%, 10/1/26, Callable 10/1/16 @ 100	1,000	1,074
5.00%, 10/1/31, Callable 10/1/16 @ 100	510	534
State Highway Capital Improvements, Series F, GO, 5.25%, 5/1/11	1,000	1,059
Versailles Exempt Village School District, 4.50%, 12/1/34, Callable 12/1/17 @ 100, AMBAC	2,250	2,250
		11,460
Pennsylvania (3.8%)
Erie School District, GO, 5.80%, 9/1/29, Callable 9/1/10 @ 100, AMBAC	250	266
Montgomery County Higher Education & Health Authority Revenue Health Systems, Catholic Health East, Series C, 5.50%, 11/15/24, Callable 11/15/14 @ 100	1,000	1,109
Mountaintop Area Joint Sanitation Authority, 5.65%, 12/15/30, Callable 12/15/10 @ 100, MBIA	250	267
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East, Series B 5.50%, 11/15/24, Callable 11/15/14 @ 100	100	111
5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,101
		2,854

See notes to financial statements.

The Victory Portfolios  Schedule of Porftolio Investments — continued
National Municipal Bond Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
South Carolina (0.7%)
University of South Carolina, Series A, 5.75%, 6/1/30, Callable 6/1/20 @ 100, FGIC	$500	$530
Texas (11.9%)
Austin Independent School District, GO, 5.00%, 8/1/07, PSF-GTD	1,830	1,836
Lewisville Independent School District, School Building, GO, 4.00%, 8/15/07, FGIC	2,650	2,652
Lower Colorado River Authority Revenue, Series B, 6.00%, 5/15/07, FSA	1,000	1,001
Muleshoe Independent School District, School Building, GO 4.50%, 2/15/24, Callable 8/15/07 @ 100, PSF-GTD	510	510
4.50%, 2/15/25, Callable 8/15/07 @ 100, PSF-GTD	375	375
5.00%, 2/15/31, Callable 8/15/07 @ 100, PSF-GTD	1,000	1,002
5.00%, 2/15/36, Callable 8/15/07 @ 100, PSF-GTD	1,000	1,002
San Marcos Consolidated Independent School District, School Building, GO, 4.50%, 8/1/28, Callable 8/1/16 @ 100, PSF-GTD	500	499
		8,877
Washington (2.1%)
Island County School District, No 201 Oak Harbor, 5.55%, 12/1/10, Prerefunded 12/1/07 @ 100, FGIC	400	404
Whitman County School District Number 267, Pullman, GO, 5.63%, 12/1/17, Callable 6/1/12 @ 100, FSA	1,115	1,205
		1,609
West Virginia (0.7%)
State School Building Authority Revenue, Capital Improvements, Series A, 3.75%, 7/1/09, FGIC	550	551
Wisconsin (2.1%)
Appleton Waterworks Revenue, Series A, 4.00%, 1/1/08, MBIA	1,560	1,563
Total Municipal Bonds (Cost $69,526)		71,520
Investment Companies (3.1%)
BlackRock Liquidity Funds MuniFund, 3.72% (c)	1,000	1,000
Fidelity Intstitutional Tax Exempt Fund,, 3.74% (c)	1,278	1,278
Total Investment Companies (Cost $2,278)		2,278
Total Investments (Cost $71,804) — 99.0%		73,798
Other assets in excess of liabilities — 1.0%		743
NET ASSETS — 100.0%		$74,541

(a)  Security purchased on a "when-issued" basis.

(b)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)  Rate disclosed is the 1 day yield as of 04/30/2007.

AMBAC — Insured by American Municipal Bond Insurance Corp.

FGIC — Insured by Financial Guaranty Insurance Co.

FSA — Insured by Federal Security Assurance

GO — General Obligation

MBIA — Insured by Municipal Bond Insurance Organization

PSF-GTD — Public School Fund Guaranteed

See notes to financial statements.

The Victory Portfolios  Schedule of Porftolio Investments
Ohio Municipal Bond Fund  April 30, 2007

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (92.3%)
General Obligations (64.6%)
Business & Public Services (0.2%)
Mount Vernon Knox County Public Library District, 5.15%, 12/1/09, FGIC	$220	$228
County, City & Special District (13.1%)
Butler County, 4.13%, 12/1/22, Callable 6/1/17 @ 101, AMBAC	750	739
Cleveland, 5.75%, 8/1/12, MBIA	875	959
Columbus Series B 2.75%, 6/15/10	120	116
5.25%, 1/1/11	1,000	1,054
Series A 5.00%, 12/15/12	5,000	5,335
Erie County, 5.50%, 10/1/20, Callable 10/1/10 @ 100, FGIC	250	264
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	824
Summit County, Series R
5.50%, 12/1/13, FGIC	250	276
5.50%, 12/1/16, FGIC	535	605
5.50%, 12/1/17, FGIC	930	1,058
5.50%, 12/1/18, FGIC	1,095	1,254
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC	1,305	1,415
Warren County Special Assesment, 6.55%, 12/1/14	655	726
		14,625
Education (46.8%)
Allen East Local School District, 5.38%, 12/1/25, Callable 12/1/14 @ 100, AMBAC	1,900	2,090
Anthony Wayne Local School District, 5.75%, 12/1/30, Callable 12/1/10 @ 101, FSA	2,215	2,388
Barnesville Village School District, District Credit Program, 5.75%, 12/1/22, Callable 12/1/10 @ 101	500	539
Brunswick City School District Improvements, 6.00%, 12/1/26, Callable 12/1/09 @ 101, FGIC	500	533
Chillicothe City School District
5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC	1,145	1,237
5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,345
5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,733
5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	921
Cleveland Municipal School District, 5.25%, 12/1/24, Callable 6/1/14 @ 100, FSA	1,295	1,398
East Holmes Local School District, 6.13%, 12/1/20, Callable 12/1/10 @ 102, FGIC	500	551
Eaton Community City Schools, School Improvements, 4.25%, 12/1/29, Callable 12/01/16 @ 100, FGIC	1,250	1,218
Fairfield City School District, 7.45%, 12/1/14, FGIC	1,000	1,178
Hamilton City School District Improvements, Series A
5.38%, 12/1/16, Callable 12/1/11 @ 100, FGIC	1,200	1,287
6.15%, 12/1/16, State Aid Withholding	600	706
Hilliard School District, Series A, 4.63%, 12/1/28, Callable 12/1/16 @ 100, MBIA	120	122
Jackson Local School District, 5.63%, 12/1/25, Callable 12/1/10 @ 100, FSA	1,500	1,598
Kirtland Local School District Improvements, 4.50%, 12/1/33, Callable 6/1/16 @100, FGIC	330	330

See notes to financial statements.

The Victory Portfolios  Schedule of Porftolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2006

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
Lake Local School District, Wood County 4.60%, 12/1/11, MBIA	$450	$467
5.30%, 12/1/21, Callable 12/1/11 @ 101, MBIA	1,575	1,697
Lebanon City School District, 4.25%, 12/1/29, Callable 6/01/17 @ 100, FSA	1,000	974
Lima City School District 5.00%, 12/1/08, AMBAC	400	408
6.00%, 12/1/22, Prerefunded 12/1/10 @ 102, AMBAC	1,970	2,162
6.00%, 12/1/22, Callable 12/1/10 @ 102, AMBAC	30	33
Little Miami Local School District, School Improvements, 5.00%, 12/1/34, Callable 12/1/16 @ 100, FSA	3,000	3,282
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,262
Marion Local School District, 5.75%, 12/1/22, Callable 12/1/10 @ 101, MBIA	230	248
Marysville Exempt Village School District 5.25%, 12/1/18, Callable 12/1/12 @ 100, MBIA	605	648
6.00%, 12/1/24, Callable 12/1/10 @ 101, AMBAC	725	788
Mason City School District, 5.25%, 12/1/27, FSA	1,000	1,153
Minerva Local School District 5.13%, 12/1/20, Callable 12/1/12 @ 100, MBIA	1,425	1,516
Classroom Facilities 5.13%, 12/1/20, Prerefunded 12/1/12 @ 100, MBIA	1,275	1,367
Newcomerstown Exempt Village School Facilities, 6.25%, 12/1/23, Callable 12/1/10 @ 102, MBIA	900	993
Nordonia Hills City School District
5.38%, 12/1/20, Callable 12/1/10 @ 101, AMBAC	1,500	1,598
5.45%, 12/1/25, Callable 12/1/10 @ 101, AMBAC	1,500	1,602
Pickerington Local School District, School Facilities Construction & Improvement, 4.00%, 12/1/07, MBIA	200	200
Sidney City School District, 4.70%, 12/1/11, FGIC	200	208
Springboro Community City School District, 5.00%, 12/1/23, Callable 6/1/14 @ 100, MBIA	2,065	2,223
Springfield City School District 4.50%, 12/1/11, FGIC	500	517
5.00%, 12/1/17, Callable 12/1/11 @ 102, FGIC	500	537
Springfield City School District, GO, 0.00%, 12/1/22, FSA SD Credit Program	1,775	894
State Common Schools, Series A, 4.50%, 9/15/23, Callable 3/15/15 @ 100	1,000	1,015
Versailles Exempt Village School District 4.13%, 12/1/19, Callable 12/1/17 @ 100, AMBAC	455	456
4.13%, 12/1/22, Callable 12/1/17 @ 100, AMBAC	515	507
4.38%, 12/1/27, Callable 12/1/17 @ 100, AMBAC	1,450	1,445
Worthington City School District 6.00%, 12/1/10, FGIC	2,175	2,341
6.00%, 12/1/11, FGIC	2,255	2,471
		52,186
Public Facilities (Convention, Sport, Public Buildings) (0.6%)
Hilliard, 5.25%, 12/1/27, Callable 12/1/12 @ 100	625	674
Public Improvements (1.6%)
Akron, 5.50%, 12/1/21, Callable 12/1/10 @ 101	510	546
Monroe, 5.00%, 12/1/24, Callable 12/1/13 @ 100, FSA	1,090	1,148
North Olmsted, Limited Tax, Capital Improvement, Series C, 4.25%, 12/1/16, AMBAC	75	77
		1,771

See notes to financial statements.

The Victory Portfolios  Schedule of Porftolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2006

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Principal Amount	Value
Transportation (1.4%)
State Highway Capital Improvements, Series F, 5.25%, 5/1/10	$500	$523
Toledo, Street Improvements, 5.00%, 12/1/16, Callable 12/1/11 @ 100, MBIA	1,050	1,104
		1,627
Utilities (Sewers, Telephone, Electric) (0.9%)
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	310	368
Huron County, Landfill Issue II 5.40%, 12/1/07, MBIA	285	288
5.60%, 12/1/09, Callable 12/1/07 @ 102, MBIA	320	329
		985
		72,096
Revenue Bonds (27.7%)
Education (11.5%)
Cincinnati Technical College 5.00%, 10/1/10, AMBAC	500	521
5.00%, 10/1/12, AMBAC	650	691
Cleveland State University General Receipts, 5.25%, 6/1/24, Callable 6/1/14 @ 100, FGIC	1,000	1,080
Ohio State University General Receipts, Series A, 5.75%, 12/1/24, Prerefunded 12/1/09 @ 101	1,250	1,325
State Higher Educational Facility Commission Revenue, John Carroll University Project 5.00%, 11/15/12	400	424
5.00%, 11/15/13	250	266
5.50%, 11/15/17, Callable 11/15/13 @ 100	420	456
5.50%, 11/15/18, Callable 11/15/13 @ 100	335	363
State Higher Educational Facility Commission Revenue, University of Dayton 2006 Project, 4.70%, 12/1/36, Callable 12/1/16 @ 100	1,750	1,784
State Higher Educational Facility Commission Revenue, Xavier University Project, 6.00%, 5/15/08, Callable 5/15/07 @ 102, MBIA	500	510
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	637
State Higher Educational Facility Revenue, John Carroll University Project, 5.00%, 4/1/26, Callable 4/1/16 @ 100	4,480	4,724
		12,781
Hospitals, Nursing Homes & Health Care (7.7%)
Akron Bath Copley, Joint Township Hospital District Revenue, General Health Systems, Series A 5.00%, 1/1/10	250	256
5.00%, 1/1/11	1,000	1,032
5.00%, 1/1/14	430	449
5.00%, 1/1/15	300	313
Franklin County Hospital Revenue, The Childrens Hospital Project, Series C 5.00%, 5/1/15, FGIC	1,585	1,702
5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC	1,335	1,431
5.00%, 5/1/17, Callable 5/1/15 @ 100, FGIC	1,505	1,608
Lucas County Hospital Revenue, 5.75%, 11/15/14, MBIA	1,785	1,823
		8,614

See notes to financial statements.

The Victory Portfolios  Schedule of Porftolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2006

(Amounts in Thousands, Except for Share)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
Housing (0.7%)
Capital Corp. for Housing Management, Kent Gardens, Series II, 6.35%, 7/1/15, Callable 3/26/07 @ 100, MBIA FHA	$805	$806
Public Improvements (0.6%)
Twinsburg, 5.50%, 12/1/15, Callable 12/1/11 @ 100, FGIC	600	644
Transportation (3.3%)
Butler County Transportation Improvement District, 4.50%, 12/1/34, Callable 12/1/17 @ 100, XLCA	500	496
Cleveland Airport Systems Revenue, Series C, 5.00%, 1/1/31, Callable 1/1/17 @ 100, FSA	3,000	3,177
		3,673
Utilities (Sewers, Telephone, Electric) (0.3%)
Akron Sewer System Revenue, 4.95%, 12/1/10, AMBAC	300	311
Utilities — Water (3.6%)
Akron Waterworks Revenue, 5.63%, 12/1/20, Callable 6/1/10 @ 100, AMBAC	1,250	1,318
Avon Lake Water System Revenue, Series A 5.50%, 10/1/17, Callable 10/1/10 @ 100, AMBAC	420	444
5.50%, 10/1/18, Callable 10/1/10 @ 100, AMBAC	445	471
Clermont County Waterworks Revenue, Clermont County Sewer District, 4.25%, 8/1/12, AMBAC	375	385
Warren County Waterworks Revenue, Warren County Water District 5.00%, 12/1/16, Callable 12/1/12 @ 101, FSA	645	689
5.00%, 12/1/18, Callable 12/1/12 @ 101, FSA	710	756
		4,063
		30,892
Total Municipal Bonds (Cost $98,679)		102,988
Investment Companies (6.1%)
Touchstone Ohio Money Market Fund, 3.38% (a)	6,805	6,805
Total Investment Companies (Cost $6,805)		6,805
Total Investments (Cost $105,484) — 98.4%		109,793
Other assets in excess of liabilities — 1.6%		1,799
NET ASSETS — 100.0%		$111,592

(a)  Rate disclosed is the 1 day yield as of 4/30/07.

AMBAC — Insured by American Municipal Bond Insurance Corp.

FGIC — Insured by Financial Guaranty Insurance Co.

FHA — Insured by Federal Housing Administration

FSA — Insured by Federal Security Assurance

GO — General Obligation

MBIA — Insured by Municipal Bond Insurance Organization

XLCA — Insured by XL Capital Assurance

See notes to financial statements.

  Statements of Assets and Liabilities
The Victory Portfolios  April 30, 2007

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	National Municipal Bond Fund	Ohio Municipal Bond Fund
ASSETS:
Investments, at value (Cost $71,804 and $105,484)	$73,798	$109,793
Cash	50	50
Interest and dividends receivable	865	1,874
Receivable for capital shares issued	439	—
Prepaid expenses	22	3
Total Assets	75,174	111,720
LIABILITIES:
Payable for investments purchased	489	—
Payable for capital shares redeemed	73	4
Accrued expenses and other payables:
Investment advisory fees	31	49
Administration fees	6	10
Custodian fees	2	2
Accounting fees	1	2
Transfer agent fees	9	7
Trustee fees	1	1
Shareholder servicing fees	15	22
Other accrued expenses	6	31
Total Liabilities	633	128
NET ASSETS:
Capital	72,605	107,058
Accumulated undistributed net investment loss	(130)	(168)
Net unrealized appreciation on investment transactions	1,994	4,309
Accumulated undistributed net realized gains from investment transactions	72	393
Net Assets	$74,541	$111,592
Shares (unlimited number of shares authorized with a par value of $0.001 per share) Class A Shares	6,899	9,632
Total	6,899	9,632
Net asset value and redemption price per share: Class A Shares	$10.81	$11.59
Maximum Sales Charge — Class A Shares	2.00%	2.00%
Maximum Offering Price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share Class A Shares	$11.03	$11.83

See notes to financial statements.

  Statements of Operations
The Victory Portfolios  Six Months Ended April 30, 2007

(Amounts in Thousands)  (Unaudited)

	National Municipal Bond Fund	Ohio Municipal Bond Fund
Investment Income:
Interest income	$1,490	$2,447
Dividend income	78	57
Total Income	1,568	2,504
Expenses:
Investment advisory fees	195	300
Administration fees	34	53
Shareholder servicing fees — Class A Shares	89	136
Accounting fees	6	9
Custodian fees	8	11
Transfer agent fees	6	10
Transfer agent fees — Class A Shares	5	5
Trustees' fees	3	5
Chief Compliance Officer fees	1	1
Legal and audit fees	6	8
Other expenses	13	11
Total Expenses	366	549
Expenses waived/reimbursed by Adviser	(11)	—
Net Expenses	355	549
Net Investment Income	1,213	1,955
Realized/Unrealized Gains (Losses) from Investment Transactions
Net realized gains from investment transactions	52	360
Net change in unrealized appreciation/depreciation on investment transactions	(257)	(899)
Net realized/unrealized gains (losses) from investment transactions	(205)	(539)
Net increase from payments by adviser	52	84
Change in net assets resulting from operations	$1,060	$1,500

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	National Municipal Bond Fund		Ohio Municipal Bond Fund
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Six Months Ended April 30, 2007	Year Ended October 31, 2006
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,213	$2,188	$1,955	$4,432
Net realized gains from investments	52	272	360	287
Net change in unrealized appreciation/depreciation from investments	(257)	843	(899)	566
Net increase from payments by adviser	52	9	84	18
Change in net assets resulting from operations	1,060	3,312	1,500	5,303
Distributions to sharesholders:
From net investment income:
Class A Shares	(1,364)	(2,188)	(2,169)	(4,407)
From net realized gains:
Class A Shares	(280)	(404)	(311)	(1,709)
Change in net assets resulting from distributions to shareholders	(1,644)	(2,592)	(2,480)	(6,116)
Change in net assets from capital transactions	6,777	330	270	(27,712)
Change in net assets	6,193	1,050	(710)	(28,525)
Net Assets:
Beginning of period	68,348	67,298	112,302	140,827
End of period	$74,541	$68,348	$111,592	$112,302
Accumulated undistributed net investment income (loss)	$(130)	$21	$(168)	$46
Capital Transactions:
Class A Shares
Proceeds from shares issued	$13,948	$20,065	$7,925	$8,421
Dividends reinvested	1,329	2,111	2,006	5,048
Cost of shares redeemed	(8,500)	(21,846)	(9,661)	(41,181)
Total Class A Shares	$6,777	$330	$270	$(27,712)
Share Transactions:
Class A Shares
Issued	1,285	1,864	683	725
Reinvested	123	196	173	435
Redeemed	(784)	(2,030)	(831)	(3,548)
Total Class A Shares	624	30	25	(2,388)

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	National Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$10.89	$10.78	$11.06	$11.03	$10.96	$11.19
Investment Activities:
Net investment income	0.19	0.35	0.30	0.29	0.28	0.29
Net realized and unrealized gains (losses) on investments	(0.02)	0.17	(0.14)	0.18	0.21	0.25
Total from Investment Activities	0.17	0.52	0.16	0.47	0.49	0.54
Distributions
Net investment income	(0.21)	(0.35)	(0.30)	(0.29)	(0.28)	(0.29)
Net realized gains from investments	(0.04)	(0.06)	(0.14)	(0.15)	(0.14)	(0.48)
Total Distributions	(0.25)	(0.41)	(0.44)	(0.44)	(0.42)	(0.77)
Net Asset Value, End of Period	$10.81	$10.89	$10.78	$11.06	$11.03	$10.96
Total return (excludes sales charge) (a)	1.58%*	5.01%	1.41%	4.35%	4.54%	5.10%
Ratios/Supplemental Data:
Net assets at end of period (000)	$74,541	$68,348	$67,298	$67,583	$82,889	$65,976
Ratio of expenses to average net assets (b)	1.00%	1.01%	1.01%	0.85%	0.85%	0.88%
Ratio of net investment income to average net assets (b)	3.42%	3.27%	2.73%	2.61%	2.54%	2.70%
Ratio of expenses to average net assets (b) (c)	1.03%	1.15%	1.24%	1.17%	1.16%	1.18%
Ratio of net investment income to average net assets (b) (c)	3.39%	3.13%	2.50%	2.29%	2.23%	2.40%
Portfolio turnover	35%	113%	104%	155%	173%	330%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ohio Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$11.69	$11.74	$12.07	$12.10	$12.06	$12.14
Investment Activities:
Net investment income	0.21	0.40	0.38	0.38	0.37	0.41
Net realized and unrealized gains (losses) on investments	(0.05)	0.09	(0.27)	0.07	0.12	0.14
Total from Investment Activities	0.16	0.49	0.11	0.45	0.49	0.55
Distributions
Net investment income	(0.23)	(0.40)	(0.38)	(0.38)	(0.37)	(0.40)
Net realized gains from investments	(0.03)	(0.14)	(0.06)	(0.10)	(0.08)	(0.23)
Total Distributions	(0.26)	(0.54)	(0.44)	(0.48)	(0.45)	(0.63)
Net Asset Value, End of Period	$11.59	$11.69	$11.74	$12.07	$12.10	$12.06
Total return (excludes sales charge) (a)	1.40%*	4.35%	0.95%	3.80%	4.16%	4.77%
Ratios/Supplemental Data:
Net assets at end of period (000)	$111,592	$112,302	$140,827	$172,041	$199,060	$74,453
Ratio of expenses to average net assets (b)	1.01%	1.06%	1.10%	1.13%	1.10%	1.11%
Ratio of net investment income to average net assets (b)	3.58%	3.45%	3.20%	3.17%	3.08%	3.47%
Ratio of expenses to average net assets (b) (c)	1.01%	1.06%	1.13%	1.13%	1.10%	1.11%
Ratio of net investment income to average net assets (b) (c)	3.58%	3.45%	3.17%	3.17%	3.08%	3.47%
Portfolio turnover	29%	56%	32%	68%	62%	83%

*  During the period ended April 30, 2007, Victory Capital Management paid the Fund monies pursuant to an agreement reached among the Fund, BISYS and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

  Notes to Financial Statements
The Victory Portfolios  April 30, 2007

  (Unaudited)

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 20 funds. The accompanying financial statements are those of the Value Fund, Stock Index Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Focused Growth Fund, Balanced Fund, Investment Grade Convertible Fund (formerly Convertible Fund), Core Bond Fund, Fund for Income, National Municipal Bond Fund and the Ohio Municipal Bond Fund (collectively, the "Funds").

The Investment Grade Convertible Fund (formerly Convertible Fund), Core Bond Fund, National Municipal Bond Fund and Ohio Municipal Bond Fund are authorized to issue one class of shares: Class A Shares. The Stock Index Fund, Established Value Fund and Small Company Opportunity Fund are authorized to issue two classes of shares: Class A Shares and Class R Shares. The Value Fund, Special Value Fund, Focused Growth Fund, Balanced Fund and the Fund for Income are authorized to issue three classes of shares: Class A Shares, Class C Shares and Class R Shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Value Fund and the Special Value Fund seek to provide long-term growth of capital and dividend income. The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index. The Established Value Fund seeks to obtain long-term capital growth by investing primarily in common stocks. The Small Company Opportunity Fund seeks to provide capital appreciation. The Focused Growth Fund seeks to obtain long-term capital appreciation. The Balanced Fund seeks to provide income and long-term growth of capital. The Investment Grade Convertible Fund seeks to provide a high level of current income together with long-term capital appreciation. The Core Bond Fund seeks to provide a high level of income. The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital. The Ohio Municipal Bond Fund seeks to provide a high level of current interest income, which is exempt from both federal income tax and Ohio personal income tax.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

New Accounting Standards:

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange where the security is principally traded or at the Nasdaq Official Closing Price ("NOCP"), if applicable. If there have been no sales for that day on any exchange, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or quotations which do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. For financial reporting purposes, however transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Futures Contracts:

The Funds, with the exception of the Established Value Fund and Focused Growth Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. At period end Stock Index Fund had one outstanding future position as identified in the Schedule of Portfolio Investments.

Option Contracts:

The Value Fund, Stock Index Fund, Special Value Fund, Small Company Opportunity Fund, Balanced Fund, Investment Grade Convertible Fund and Fund for Income may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

  Notes to Financial Statements — continued
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In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the financial statements. There was no options activity during the period.

Credit Default Swap Agreements:

The Core Bond and Balanced Funds may engage in credit default swap transactions ("CDS"). In a CDS, the "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or the seller in a credit default transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a quarterly fixed rate of income throughout the term of the contract, the contract of which typically is between six months and ten years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

Because they are two party contracts and because they may have terms of greater than seven days, CDS agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a CDS agreement in the event of the default or bankruptcy of a CDS agreement counterparty. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Fund's ability to use CDS agreements. Developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing CDS agreements or to realize amounts to be received under such agreements.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or "earmarking" of assets determined to be liquid by the Funds' investment adviser, in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund's portfolio.

Swaps are marked to market daily using pricing sources approved by the Board of Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gain (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

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Securities Purchased on a When-Issued Basis:

All Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2007, the Funds had outstanding "when-issued" purchase commitments and segregated collateral as identified on the Schedules of Portfolio Investments.

Securities Lending:

The Value Fund, Stock Index Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Focused Growth Fund, Balanced Fund and Core Bond Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Trust's policy will limit its securities lending activity to 33 1/3% of the total assets of each Fund. KeyBank National Association ("KeyBank"), the Funds' custodian and an affiliate of Victory Capital Management Inc. ("VCM" or the "Adviser"), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"), for which it receive a fee. KeyBank's fee is computed monthly in arrears and is based on 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the period ended April 30, 2007 KeyBank received $223 in total from the Trust for its services as lending agent (amount in thousands). Under guidelines established by the Board, the Fund must maintain loan collateral (maintained at KeyBank ) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time.

  Notes to Financial Statements — continued
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The following Funds loaned securities and received cash collateral with the following market values as of April 30, 2007 (amounts in thousands):

	Market Value of Loaned Securities	Market Value of Collateral	Average Loan Outstanding During the Period	Income Received by KeyBank from Securities Lending
Value Fund	$55,375	$57,606	$53,684	$29
Established Value Fund	92,343	96,570	89,955	33
Special Value Fund	252,593	266,324	198,609	220
Small Company Opportunity Fund	76,317	80,732	50,673	59
Balanced Fund	16,398	16,885	23,972	8
Core Bond Fund	8,986	9,146	13,251	15

The cash collateral received by the Funds at April 30, 2007 was pooled with other collateral received by the Funds in the Trust and invested in the following (amounts in thousands):

Market Value of Collateral
Time Deposit
National City Bank, 5.22%, 5/1/07	$1,307
Repurchase Agreements
Greenwich, 5.37%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $280,042, collateralized By $298,859 various Corporate securities, 5.22%-5.53%, 5/4/07-2/25/35, market value $288,398)	280,000
HSBC, 5.37%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $280,042, collateralized By $287,934 various Corporate securities, 0.00%-5.70%, 7/23/07-4/25/36, market value $284,435)	280,000
Bank of America, 5.36%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $260,039, collateralized By $252,136 various Corporate securities, 5.38%-8.38%, 2/15/11-12/30/99, market value $267,800)	260,000
Wachovia Securities Corporation, 5.38%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $225,034, collateralized By $233,308 various Corporate securities, 5.05%-6.11%, 2/4/08-5/12/45, market value $231,341)	225,000
JP Morgan, 5.27%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $175,026, collateralized By $181,422 various Corporate securities, 5.01%-5.33%, 5/1/07-11/9/07, market value $180,253)	175,000
Merrill Lynch, 5.24%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $100,015, collateralized By $103,835 various Corporate securities, 5.16%-5.27%, 5/31/07-7/20/07, market value $103,001)	100,000
Merrill Lynch, 5.37%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $100,015, collateralized By $103,030 various Corporate securities, 5.22%-5.24%, 5/1/07-5/1/07, market value $103,004)	100,000
Bear Stearns, 5.36%, 5/1/07 (Date of Agreement 4/30/07, Proceeds at maturity $40,006, collateralized By $41,011 various Corporate securities, 5.53%-6.00%, 4/25/37-3/12/51, market value $41,014)	40,000
1,460,000
Total Market Value	$1,461,307

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2007

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Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Value Fund, Stock Index Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Focused Growth Fund, and the Investment Grade Convertible Fund. Dividends from net investment income are declared and paid monthly for the Balanced Fund, Core Bond Fund, Fund for Income, National Municipal Bond Fund, and the Ohio Municipal Bond Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts, gain/loss, and paydowns) such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the statements of assets and liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Other:

Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or other appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as shareholder servicing fees, transfer agent, state registration, printing and 12b-1 fees.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2007 were as follows (amounts in thousands):

Fund Name	Purchases (excluding U.S. Government Securitites)	Sales (excluding U.S. Government Securitites)	Purchases of U.S. Government Securitites	Sales of U.S. Government Securitites
Value	$112,547	$127,095	$—	$—
Stock Index	7,725	26,460	—	—
Established Value	65,954	90,542	—	—
Special Value	380,776	291,420	—	—
Small Company Opportunity	93,285	46,759	—	—
Focused Growth	1,586	,1,150	—	—
Balanced	112,133	113,641	47,447	47,908
Investment Grade Convertible	12,214	13,412	—	—
Core Bond	230,682	231,736	167,347	172,702
Fund For Income	100,499	118,027	166,622	187,838
National Municipal Bond	25,381	20,374	—	—
Ohio Municipal Bond	31,093	31,876	—	—

  Notes to Financial Statements — continued
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4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or "the Adviser"), a wholly owned subsidiary of KeyBank National Association ("KeyBank"). Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. Key Bank, serving as custodian for all Funds in the Trust, receives custodian fees computed at the annual rate of 0.017% of the first $15 billion of the Trust and the Victory Variable Insurance Funds (the "Trusts") average daily net net assets and 0.0125% of the Trusts' average net assets over $15 billion.

Under the terms of the Investment Advisory Agreement, the investment advisory fees of the Value Fund, Special Value Fund, Focused Growth Fund, and Investment Grade Convertible Fund are computed at the annual rate of 0.75% of each Fund's average daily net assets up to $400 million, 0.65% of each Fund's average daily net assets between $400 million and $800 million, and 0.60% of each Fund's average daily net assets greater than $800 million; the investment advisory fees of the Stock Index Fund are computed at the annual rate of 0.25% of the Fund's average daily net assets up to $400 million, 0.20% of the Fund's average daily net assets between $400 million and $800 million, and 0.15% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Established Value Fund and the Small Company Opportunity Fund are computed at the annual rate of 0.65% of each Fund's average daily net assets up to $100 million, 0.55% of each Fund's average daily net assets between $100 million and $200 million, and 0.45% of each Fund's average daily net assets greater than $200 million; the investment advisory fees of the Balanced Fund are computed at the annual rate of 0.60% of the Fund's average daily net assets up to $400 million, 0.55% of the Fund's average daily net assets between $400 million and $800 million, and 0.50% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Core Bond Fund and the Fund for Income are computed at the annual rate of 0.50% of each Fund's average daily net assets up to $400 million, 0.45% of each Fund's average daily net assets between $400 million and $800 million, and 0.40% of each Fund's average daily net assets greater than $800 million; and the investment advisory fees of the National Municipal Bond Fund and the Ohio Municipal Bond Fund are computed at the annual rate of 0.55% of each Fund's average daily net assets up to $400 million, 0.50% of each Fund's average daily net assets between $400 million and $800 million, and 0.45% of each Fund's average daily net assets greater than $800 million. The Adviser may use its resources to assist with Funds' distribution and marketing expenses.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, the Trusts pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts in excess of $8 billion to $10 billion; plus 0.075% of the aggregate net assets of the Trusts in excess of $10 billion to $12 billion; plus 0.065% of the aggregate net assets of the Trusts in excess of $12 billion, for providing certain administrative and fund accounting services to the Trusts' series.

BISYS Fund Services Ohio, Inc. ("BISYS") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and BISYS. VCM pays BISYS a fee for providing these services. The Trust reimburses VCM and BISYS for all of their reasonable out-of-pocket expenses incurred in providing these services.

BISYS also serves as the Funds' Transfer Agent. Under the terms of the Transfer Agent Agreement, BISYS receives a complex level fee that is calculated daily at the annual rate of 0.02% of the first $8 billion of the aggregate net assets of the Trusts'; plus 0.015% of the aggregate net assets of the Trusts' in excess of $8 billion to $16 billion; plus 0.01% of the aggregate net assets of the Trusts' in excess of $16 billion to $20 billion; plus 0.005% of the aggregate net assets of the Trusts' in excess of $20 billion. In addition, BISYS is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor is not affiliated with the Adviser, but is an affiliate of BISYS.

  Notes to Financial Statements — continued
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Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of 0.50% of the average daily net assets of Class R Shares of the Funds, except for the Stock Index Fund and the Fund for Income, and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly service fee, at an annual rate of 0.25% of the average daily net assets of Class R Shares of the Fund for Income. The Stock Index Fund does not participate in the Trust's 12b-1 Plan. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. For the period ended April 30, 2007, affiliates of the Adviser earned $582 (amount in thousands).

The Distributor or financial institutions (directly or through the Distributor), pursuant to a Shareholder Servicing Plan, may receive from Class A shares of each Fund, except for the Stock Index Fund, a fee of 0.25% of the average daily net assets of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser. For the period ended April 30, 2007, affiliates of the Adviser earned $637 (amount in thousands) Pursuant to the same Shareholder Servicing Plan, and as payment for the same services, the Distributor or financial institutions (directly or through the Distributor), may receive a fee of 0.15% of the average daily net assets of Class A Shares and 0.25% of Class R Shares of the Stock Index Fund.

In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares of the Funds. For the period ended April 30, 2007, the Distributor received approximately $289 from commissions earned on sales of Class A Shares and $3 from redemptions of Class C Shares of the Funds, a portion of which the Distributor reallowed to dealers of the Funds' shares, including approximately $67 to affiliates of the Funds (amounts in thousands).

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Funds. The Trustees have adopted this Plan to allow the Adviser and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds pursuant to this Plan. To the extent that any payments made by the Funds' Administrator, Distributor, Investment Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan. No fees are currently being paid under this Plan.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of the Adviser. As of April 30, 2007, the expense limits are as follows:

	Value Fund	Stock Index Fund	Established Value Fund
Class A Shares	(a)	(a)	(a)
Class C Shares	2.00%*	NA	NA
Class R Shares	(a)	(a)	(a)

  Notes to Financial Statements — continued
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	Special Value Fund		Small Company Opportunity Fund	Focused Growth Fund
Class A Shares	(a)		(a)	1.65	%#
Class C Shares	2.20	%*	NA	2.35	%#
Class R Shares	2.00	%^	(a)	1.90	%#

Investment Fund	Grade Balanced Fund	Convertible
Class A Shares	(a)	(a)
Class C Shares	2.00%*	NA
Class R Shares	2.00%^	NA
	Core Bond Fund	Fund for Income
Class A Shares	(a)	(a)
Class C Shares	NA	1.82%@
Class R Shares	NA	(a)
	National Municipal Bond Fund	Ohio Municipal Bond Fund
Class A Shares	(a)	(a)

(a) There were no contractual expense limitation agreements in place as of April 30, 2007.

*  In effect until at least February 28, 2014.

^  In effect until at least February 28, 2012.

#  In effect from November 1, 2006 to February 28, 2007.

@  In effect until at least February 28, 2014.

The Adviser, BISYS, or other service providers may waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Waivers and reimbursements of any kind are not available to be recouped at a future time.

During the period ended October 31, 2006, the Adviser entered into an agreement with the Funds to reimburse certain prior year expenses related to an independent review of certain expenditures that among other things supported distribution of Fund shares. These amounts are disclosed as a payment by the Adviser in the Statements of Changes in Net Assets. Each of the Funds' total returns would have been reduced by 0.01% had the reimbursement not been made.

On December 1, 2006, VCM paid the Funds comprising The Victory Portfolios approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, and BISYS and VCM, the sub-administrator and investment adviser, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures requires additional disclosure to the Board at the time incurred. Under the terms of the agreement, the sub-administrator and the investment adviser will pay an aggregate of approximately $13.3 million (inclusive of the amounts already paid on December 1, 2006). The payment from BISYS will be made on a date and pursuant to a distribution plan to be approved by the Securities and Exchange Commission ( the "SEC") in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. These amounts are disclosed as a payment by the Adviser in the Statement of Operations and the Statements of Changes in Net Assets.

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2007

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5.  Line of Credit:

The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Investment Advisor. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. For the period ended April 30, 2007, the Funds paid approximately $80 to KeyCorp for the line of credit fee (amount in thousands). Each series of the Trust, including the Funds pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan outstanding and average interest rate for the fiscal year was as follows (dollar amounts in thousands):

Fund	Average Loan	Average Rate
Value Fund	$378	5.83%
Stock Index Fund	118	5.85%
Special Value Fund	1,583	5.82%
Small Company Opportunity Fund	476	5.82%
Focused Growth Fund	43	5.82%
Balanced Fund	104	5.82%
Investment Grade Convertible Fund	469	5.82%
Core Bond Fund	428	5.82%
Fund for Income	1,235	5.82%
Ohio Municipal Bond Fund	159	5.82%

As of April 30, 2007 the Funds had no loans outstanding.

6.  Concentration of Credit Risk:

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

7.  Federal Income Tax Information:

The tax character of distributions paid during the fiscal year ended October 31, 2006 was as follows (the total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Distributions Paid From
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid
Value Fund	$1,025	$—	$1,025	$—	$1,025
Stock Index Fund	1,074	—	1,074	—	1,074
Established Value Fund	3,226	27,749	30,975	—	30,975
Special Value Fund	12,885	8,421	21,306	—	21,306
Small Company Opportunity Fund	333	14,568	14,901	—	14,901
Balanced Fund	2,125	—	2,125	—	2,125
Investment Grade Convertible Fund	833	—	833	—	833
Core Bond Fund	8,187	—	8,187	—	8,187
Fund for Income	19,001	—	19,001	—	19,001
National Municipal Bond Fund	350	54	404	2,188	2,592
Ohio Municipal Bond Fund	661	1,048	1,709	4,407	6,116

  Notes to Financial Statements — continued
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The tax character of distributions paid during the fiscal year ended October 31, 2005 was as follows (the total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Distributions Paid From
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid
Value Fund	$2,149	$—	$2,149	$—	$2,149
Stock Index Fund	1,402	—	1,402	—	1,402
Established Value Fund	363	32,725	33,088	—	33,088
Special Value Fund	577	—	577	—	577
Small Company Opportunity Fund	1,366	20,867	22,233	—	22,233
Balanced Fund	2,432	—	2,432	—	2,432
Investment Grade Convertible Fund	984	—	984	—	984
Core Bond Fund	7,669	—	7,669	—	7,669
Fund for Income	20,485	—	20,485	—	20,485
National Municipal Bond Fund	347	461	808	1,803	2,611
Ohio Municipal Bond Fund	—	842	842	4,974	5,816

As of October 31, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
Value Fund	$—	$10,298	$21,663	$—	$—	$19,405	$51,366
Stock Index Fund	—	61	—	—	(57,133)	45,224	(11,848)
Established Value Fund	—	—	49,416	—	—	95,793	145,209
Special Value Fund	—	11,335	12,280	—	—	38,279	61,894
Small Company Opportunity Fund	—	5,800	21,678	—	—	31,928	59,406
Focused Growth	—	—	—	—	(180)	518	338
Balanced Fund	—	6	1,331	—	—	11,072	12,409
Investment Grade Convertible Fund	—	1,150	120	—	—	5,196	6,466
Core Bond Fund	—	110	—	—	(15,968)	662	(15,196)
Fund for Income	—	141	—	—	(43,032)	(10,508)	(53,399)
National Municipal Bond Fund	22	197	84	—	—	2,269	2,572
Ohio Municipal Bond Fund	45	161	150	—	—	5,242	5,598

*The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discount.

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At April 30, 2007, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation is as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Value Fund	$260,804	$24,826	$(2,193)	$22,633
Stock Index Fund	30,165	41,722	(238)	$41,484
Established Value Fund	298,669	100,416	(1,752)	$98,664
Special Value Fund	901,208	104,777	(4,645)	$100,132
Small Company Opportunity Fund	285,806	41,342	(2,361)	$38,981
Focused Growth Fund	4,487	1,045	(41)	$1,004
Balanced Fund	137,129	12,332	(541)	$11,791
Investment Grade Convertible Fund	58,293	7,590	(354)	$7,236
Core Bond Fund	166,301	697	(546)	$151
Fund for Income	282,513	980	(7,634)	$(6,654)
National Municipal Bond Fund	71,784	2,023	(9)	$2,014
Ohio Municipal Bond Fund	105,449	4,405	(61)	$4,344

As of October 31, 2006, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (amounts in thousands):

	Expiration Year
	2007	2008	2009	2010	2011	2012	2013	2014	Total
Stock Index Fund	$—	$—	$—	$51,796	$5,337	$—	$—	$—	$57,133
Focused Growth	—	—	—	—	—	23	26	131	180
Core Bond Fund	4,270	1,915	—	1,297	—	—	3,857	4,629	15,968
Fund for Income	2,882	3,017	691	1,886	6,735	14,071	7,637	6,113	43,032

8.  Subsequent Event

On May 30, 2007, there was a special meeting of the shareholders of the Victory Small Company Opportunity Fund. The purpose of the meeting was to approve an amended investment advisory agreement between VCM and the Victory Small Company Opportunity Fund that increased the fee paid to VCM to 0. 85% of the Fund's average daily net assets up to $500 million and 0.75% of the Fund's average daily net assets greater than $500 million. The increase was effective June 1, 2007.

  Supplemental Information
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Proxy Voting and Form N-Q Information

Proxy Voting:

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-242-9596 and on the SEC's website at http://www.sec.gov.

Availability of Schedules of Investments:

The Trust files its complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the Public Reference Room can be obtained by calling 1-800-SEC-0330.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 through April 30, 2007.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expense Paid During Period* 11/1/06-4/30/07	Expense Ratio During Period 11/1/06-4/30/07
Value Fund
Class A Shares	$1,000.00	$1,067.30	$6.05	1.18%
Class C Shares	1,000.00	1,063.00	10.23	2.00%
Class R Shares	1,000.00	1,064.60	8.19	1.60%
Stock Index Fund
Class A Shares	1,000.00	1,084.70	3.36	0.65%
Class R Shares	1,000.00	1,837.70	4.08	0.79%
Established Value Fund
Class A Shares	1,000.00	1,131.00	5.76	1.09%
Class R Shares	1,000.00	1,129.90	6.65	1.26%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

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	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expense Paid During Period* 11/1/06-4/30/07	Expense Ratio During Period 11/1/06-4/30/07
Special Value Fund
Class A Shares	$1,000.00	$1,171.40	$6.25	1.16%
Class C Shares	1,000.00	1,166.20	10.85	2.02%
Class R Shares	1,000.00	1,169.70	7.80	1.45%
Small Company Opportunity Fund
Class A Shares	1,000.00	1,112.70	5.50	1.05%
Class R Shares	1,000.00	1,110.80	6.86	1.31%
Focused Growth Fund
Class A Shares	1,000.00	1,096.40	7.28	1.40%
Class C Shares	1,000.00	1,092.10	10.89	2.10%
Class R Shares	1,000.00	1,095.50	8.57	1.65%
Balanced Fund
Class A Shares	1,000.00	1,066.60	5.59	1.09%
Class C Shares	1,000.00	1,061.40	10.22	2.00%
Class R Shares	1,000.00	1,063.80	8.19	1.60%
Investment Grade Convertible Fund
Class A Shares	1,000.00	1,068.20	6.41	1.25%
Core Bond
Class A Shares	1,000.00	1,027.10	4.02	0.80%
Fund for Income
Class A Shares	1,000.00	1,025.40	4.92	0.98%
Class C Shares	1,000.00	1,021.30	9.02	1.80%
Class R Shares	1,000.00	1,025.40	4.92	0.98%
National Municipal Bond Fund
Class A Shares	1,000.00	1,015.80	5.00	1.00%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	1,014.00	5.04	1.01%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs

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only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expense Paid During Period* 11/1/06-4/30/07	Expense Ratio During Period 11/1/06-4/30/07
Value Fund
Class A Shares	$1,000.00	$1,018.94	$5.91	1.18%
Class C Shares	1,000.00	1,014.88	9.99	2.00%
Class R Shares	1,000.00	1,016.86	8.00	1.60%
Stock Index Fund
Class A Shares	1,000.00	1,021.57	3.26	0.65%
Class R Shares	1,000.00	1,020.88	3.96	0.79%
Established Value Fund
Class A Shares	1,000.00	1,019.39	5.46	1.09%
Class R Shares	1,000.00	1,018.55	6.31	1.26%
Special Value Fund
Class A Shares	1,000.00	1,019.04	5.81	1.16%
Class C Shares	1,000.00	1,014.78	10.09	2.02%
Class R Shares	1,000.00	1,017.60	7.25	1.45%
Small Company Opportunity Fund
Class A Shares	1,000.00	1,019.59	5.26	1.05%
Class R Shares	1,000.00	1,018.30	6.56	1.31%
Focused Growth Fund
Class A Shares	1,000.00	1,017.85	7.00	1.40%
Class C Shares	1,000.00	1,014.38	10.49	2.10%
Class R Shares	1,000.00	1,016.61	8.25	1.65%
Balanced Fund
Class A Shares	1,000.00	1,019.39	5.46	1.09%
Class C Shares	1,000.00	1,014.88	9.99	2.00%
Class R Shares	1,000.00	1,016.86	8.00	1.60%
Investment Grade Convertible Fund
Class A Shares	1,000.00	1,018.60	6.26	1.25%
Core Bond
Class A Shares	1,000.00	1,020.83	4.01	0.80%
Fund for Income
Class A Shares	1,000.00	1,019.93	4.91	0.98%
Class C Shares	1,000.00	1,015.87	9.00	1.80%
Class R Shares	1,000.00	1,019.93	4.91	0.98%
National Municipal Bond Fund
Class A Shares	1,000.00	1,019.84	5.01	1.00%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	1,019.79	5.06	1.01%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

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Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Value Fund	Victory Stock Index Fund

Victory Established Value Fund	Victory Special Value Fund

Victory Small Company Opportunity Fund	Victory Focused Growth Fund

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Victory Balanced Fund	Victory Investment Grade Convertible Fund

(a)  Rounds to less than 0.1%.

Victory Core Bond Fund	Victory Fund For Income

Victory National Municpal Bond Fund	Victory Ohio Municipal Bond Fund

  Supplemental Information — continued
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Trustee and Officer Information  (Unaudited)

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently nine Trustees, all of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 20 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Independent Trustees.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Mr. David Brooks Adcock, 55	Trustee	May 2005	General Counsel, Duke University and Duke University Health System.	Durham Casualty Co., Ltd.

Mr. Nigel D. T. Andrews, 60	Vice Chair and Trustee	August 2002	Retired (since 2001); Managing Director (2000-2001), Internet Capital Group (venture capital); Executive Vice President (1993-2000), GE Capital (financial services).	Chemtura Corporation; Old Mutual plc.

Ms. E. Lee Beard, 55	Trustee	May 2005	Principal Owner (since 2005) The Henlee Group, LLC; President/Owner (since 2003-2005) ELB Consultants; President, Chief Executive Officer and Director (1998-2003) Northeast Pennsylvania Financial Corp. (full service financial services); President, Chief Executive Officer and Director (1993-2003), First Federal Bank (full service financial services).	None.

Ms. Jakki L. Haussler, 49	Trustee	May 2005	Chairman and Chief Executive Officer, Opus Capital Management, Inc. (asset management); Partner (since 2002), Adena Ventures, LP (venture capital); Managing Director (since 2001), Capvest Venture Fund, LP (venture capital).	None.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. Frankie D. Hughes, 54	Trustee	March 2000	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management).	None.

Ms. Lyn Hutton, 57	Trustee	March 2002	Executive Vice President and Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003); Vice President and Chief Financial Officer, John D. & Catherine T. MacArthur Foundation (grant making) (June 1998-January 2003).	Chittenden Corporation.

Dr. Thomas F. Morrissey, 72	Trustee	November 1994	Professor (Emeritus since 2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd, 66	Trustee	August 2002	Member, Shepherd Properties, LC and Vincent Shepherd Investments, LC (real estate investments); EMILY's List (political action committee) (2002-2003); U.S. Executive Director (1996-2002), European Bank for Reconstruction and Development.	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson, 62	Chair and Trustee	November 1994	Chief Executive Officer, New Century Living, Inc. (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum, since 2004.	Chair, Old Mutual Advisor II Funds (18 portfolios).

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Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. David C. Brown, 34	President	January 2006	Senior Managing Director of the Adviser (since July 2004). Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 2002 - July 2004). VP of Global Strategic Planning, Gartmore Global (Prior to February 2002).

Mr. Michael Policarpo, II, 32	Vice President	May 2006	Managing Director of the Adviser (since July 2005). Vice President of Finance, Gartmore Global (August 2004 – July 2005). CFO, Advisor Services, Gartmore Global (August 2003 – August 2004). Corporate Controller Gartmore Global (June 2000 – August 2003).

Mr. Christopher K. Dyer, 45	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Mr. Jay G. Baris, 53	Assistant Secretary	December 1997	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato, 38	Treasurer	May 2006	Vice President, Fund Administration, BISYS.

Mr, Andrew Byer, 41	Anti-Money Laundering Compliance Officer	May 2007	Broker-Dealer Chief Compliance Officer, BISYS Fund Services, Inc. (since December 2004); Regional Compliance Advisor, The Huntington Investment Company (November 1999-December 2004)

Mr. Edward J. Veilleux, 63	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002; Director of Deutsche Asset Management from 1987 to 2002.

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Advisory Contract Renewal:

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement"). The Board approved the Agreement on behalf of all of the Funds, at its regular meeting which was called for the purpose of considering the continuation of the Agreement, on November 29-30, 2006, following review of the Agreement and related matters at a meeting on October 25-26, 2006. In determining whether it was appropriate to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by legal counsel to the Funds and by legal counsel to the Independent Trustees with respect to its deliberations. In considering the Agreement, the Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's investment performance as a significant factor in determining whether the Agreement should be continued, and the following additional factors, among others, in evaluating the fairness and reasonableness of the compensation to be paid to the Adviser:

• Services provided under the Agreement;

• Requirements of the Funds for the services provided by the Adviser;

• The quality of the services expected to be provided;

• Fees payable for the services and whether fee arrangements provided for economies of scale benefits to Fund shareholders as the Funds grow;

• Total expenses of each Fund;

• The Adviser's commitments to operating the Funds at competitive expense levels;

• Profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Funds;

• Soft-dollar and other service benefits received by the Adviser, including, sources of revenue to affiliates of the Adviser from the Funds through custodian and administration fees;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between each Fund and the Adviser.

Current management fees were reviewed in the context of the Adviser's profitability on a Fund by Fund basis. In addition, the Board reviewed an analysis prepared by an independent third party, comparing each Fund's expense ratio, advisory fee and performance with comparable mutual funds. Where relevant, the Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts. The Trustees also noted the existence of breakpoints in the advisory fee schedule for each of the Funds, demonstrating the Adviser's willingness to share in its economies of scale.

The Board reviewed each Fund's performance and expense information against its peers selected from the appropriate category compiled by Morningstar and its performance against the Fund's selected benchmark index. The Board recognized that each Fund's performance is provided net of expenses, while the benchmark indices are gross returns. The Board gave careful consideration to the factors and methodology used in the selection of each Fund's peer group.

The Board reviewed the following specific factors with respect each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered, and it is presumed that each Trustee attributed different weights to various factors.

Value Fund:

With respect to the Value Fund, the Board compared the Fund's 0.750% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Large Value category and considered the fact that the fee was slightly higher than the average advisory fee of 0.666% for the category. The Board also compared the Fund's Class A total annual expense ratio of 1.26% to the average expense ratio for the category and considered the fact that the Fund's ratio was slightly higher than the category average of 1.22%. The Board also considered the fact that the Adviser had contractually agreed to waive its fees and reimburse expenses if the Fund's Class C expenses exceeded 2.00%

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through February 28, 2014. The Board also considered the fact that, at approximately $223 million in assets, the Fund was considerably smaller than the category average of $2.287 billion in assets. The Board then compared the Fund's Class A performance for the one-year, three-years, five-years and ten-years ended July 31, 2006 to that of the peer group for the same periods and considered the fact that the Fund had outperformed all the other funds in the peer group for the one-year period largely due to the new management team and improved process. The Board also considered the fact that the Fund's performance was in the 50.0 percentile, 58.4 percentile and 33.4 percentile for each of the remaining periods, respectively, when compared with the performance of the peer group for these periods. The Board noted that the Fund had underperformed its benchmark index in each of the periods.

Having concluded, among other things, that: (1) the Value Fund's advisory fee was within the range of advisory fees charged to comparable mutual funds; (2) the Fund ranked in the middle of its peer group with respect to total annual expenses; (3) the Adviser's willingness to limit the Fund's Class C expense ratio through February 28, 2014 would provide stability to the Fund's expenses during that period; (4) the Fund's performance had improved substantially in the most recent one-year period, as compared to its longer term performance; and (5) the Adviser was committed to improving results, as demonstrated by a newly installed portfolio management team; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Stock Index Fund:

With respect to the Stock Index Fund, the Board compared the Fund's 0.250% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Large Blend category and considered the fact that the fee was slightly higher than the average advisory fee of 0.228% for the category. The Board also compared the Fund's Class A total annual expense ratio of 0.704% to the average total expense ratio for the category and considered the fact that the Fund's ratio was slightly higher than the category average of 0.612%. The Board also considered the fact that the Adviser had voluntarily agreed to waive its fees and reimburse expenses if the Fund's Class A and Class R expenses exceeded 0.70% and 0.90%, respectively. The Board also considered the fact that, at approximately $95 million in assets, the Fund was considerably smaller than the category average of $1.022 billion in assets. The Board then compared the Fund's Class A performance for the one-year, three-years, five-years and ten-years ended July 31, 2006 to that of the peer group for the same periods and considered the fact that Fund's performance was in the 91.0 percentile, 45.5 percentile, 72.8 percentile and 50.0 percentile for each of the periods, respectively, when compared with the performance of the peer group for these periods. The Board noted that the Fund had underperformed its benchmark index in each of the periods. The Board discussed with management its concern about the Fund's growth potential and slightly higher than average expenses.

Having concluded, among other things, that: (1) the Stock Index Fund's advisory fee was within the range of advisory fees of comparable mutual funds; (2) the Fund's higher total expenses were partially attributable to the Fund's relatively small size; (3) the Adviser's willingness to limit the Fund's expense ratio would provide stability to the Fund's expenses during that period; and (4) management was making efforts to reduce fund expenses; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Established Value Fund:

With respect to the Established Value Fund, the Board compared the Fund's 0.549% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Mid-Cap Value category and considered the fact that the fee was significantly lower than the average advisory fee of 0.763% for the category. The Board also compared the Fund's total Class A annual expense ratio of 1.198% to the average total expense ratio for the category and considered the fact that Fund's ratio was lower than the category average of 1.333%. The Board also considered the fact that, at approximately $302 million in assets, the Fund was considerably smaller than the category average of $1.097 billion in assets. The Board then compared the Fund's Class A performance for the one-year, three-years and five years ended July 31, 2006 to that of the peer group for the same periods and considered the fact that the Fund's performance was in the 21.5, 30.0 and 83.4 percentile for each of the periods, respectively, when compared with the performance of the peer group for these periods. The Board noted that the Fund had underperformed its benchmark index in each of the periods.

Having concluded, among other things, that: (1) the Established Value Fund's advisory fee was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's performance had improved substantially

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in the most recent one-year period, as compared to its longer term performance; and (3) management was committed to improving results by, among other things, adding resources in the form of additional research capacity and enhanced processes; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Special Value Fund:

With respect to the Special Value Fund, the Board compared the Fund's 0.749% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Mid-Cap Blend category and considered the fact that the fee was significantly lower than the average advisory fee of 0.828% for the category. The Board also compared the Fund's Class A total annual expense ratio of 1.285% to the average total expense ratio for the category and considered the fact that the Fund's ratio was lower than the category average of 1.435%. The Board also considered the fact that the Adviser was willing to waive its fees and reimburse expenses if the Fund's Class C and Class R expenses exceeded 2.20% and 2.00%, respectively, through February 28, 2014 and February 28, 2012, respectively. The Board also considered the fact that, at approximately $152 million in assets, the Fund was considerably smaller than the category average of $484 million in assets. The Board then compared the Fund's Class A performance for the one-year, three-years, five-years and ten-years ended July 31, 2006 to that of the peer group for the same periods and considered the fact that the Fund's performance was in the 14.3 percentile, 7.2 percentile, 11.2 percentile and 25.0 percentile for each of the periods, respectively, when compared with the performance of the peer group for these periods. The Board noted that the Fund had outperformed its benchmark index in each of the periods except the ten-year period.

Having concluded, among other things, that: (1) the Special Value Fund's advisory fee was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total annual expenses were lower than the category average; (3) the Adviser's willingness to limit the Fund's Class C and Class R expense ratios through February 28, 2014 and February 28, 2012, respectively, would provide stability to the Fund's expenses during that period; and (4) the Fund had performed well as compared with its peers during the past one- three- five- and ten-year periods; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Small Company Opportunity Fund:

With respect to the Small Company Opportunity Fund, the Board compared the Fund's 0.613% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Small Value category and considered the fact that the fee was significantly lower than the average advisory fee of 0.836% for the category. The Board also compared the Fund's Class A total annual expense ratio of 1.130% to the average total expense ratio for the category and considered the fact that the Fund's ratio was significantly lower than the category average of 1.418%. The Board also considered the fact that, at approximately $158 million in assets, the Fund was considerably smaller than the category average of $504 million in assets. The Board then compared the Fund's Class A performance for the one-year, three-years and five-years ended July 31, 2006 to that of the peer group for the same periods and considered the fact that the Fund's performance was in the 0.0 percentile. 30.0 percentile and 62.5 percentile for each of the periods, respectively, when compared with the performance of the peer group for these periods. The Board noted that the Fund had underperformed its benchmark index in the three-year and five-year periods.

Having concluded, among other things, that: (1) the Small Company Opportunity Fund's advisory fee and total annual expenses were lower than those of comparable mutual funds; (2) the Fund's performance had significantly improved during the past one- and three-year periods, having outperformed all the other funds in the peer group for the one-year period; and (3) management was committed to improving results by, among other things, adding resources in the form of additional research capacity and enhanced processes; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Focused Growth Fund:

With respect to the Focused Growth Fund, the Board compared the Fund's 0.750% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Large Growth category and considered the fact that the fee was slightly higher than the average advisory fee of 0.727% for the category. The Board also compared the Fund's Class A total annual expense ratio of 1.310% to the average expense ratio for the category and

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The Victory Portfolios  April 30, 2007

  (Unaudited)

considered the fact that the Fund's ratio was lower than the category average of 1.380%. The Board also considered the fact that the Adviser had voluntarily agreed to waive its fees and reimburse expenses if the Fund's Class A, Class C and Class R expenses exceeded 1.40%, 2.10% and 1.65%, respectively. The Board also considered the fact that, at approximately $2 million in assets, the Fund was among the smallest funds in its category where the average was $1.459 billion in assets. The Board then compared the Fund's Class A performance for the one-year period ended July 31, 2006 to that of the peer group for the same period and considered the fact that the Fund's performance was in the 64.3 percentile for the period. The Board noted that the Fund had outperformed its benchmark index in the period.

Having concluded, among other things, that: (1) the Focused Growth Fund's advisory fee was within the range of advisory fees charged to comparable mutual funds fee and total annual expenses were lower than those of comparable mutual funds; (2) the Adviser's willingness to limit the Fund's expense ratio would provide stability to the Fund's expenses during that period; and (3) the Fund had outperformed its benchmark index during the past one-year period; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Balanced Fund:

With respect to the Balanced Fund, the Board compared the Fund's 0.617% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Moderate Allocation category and considered the fact that the fee was lower than the average advisory fee of 0.657% for the category. The Board also compared the Fund's Class A total annual expense ratio of 1.209% to the average total expense ratio for the category and considered the fact the Fund's ratio was lower than the category average of 1.238%. The Board also considered the fact that, at approximately $133 million in assets, the Fund was considerably smaller than the category average of $1.948 billion in assets. The Board then compared the Fund's Class A performance for the one-year, three-years, five-years and ten-years ended July 31, 2006 to that of the peer group for the same periods and considered the fact that the Fund's performance was in the 78.6 percentile, 58.4 percentile, 54.6 percentile and 28.6 percentile for each of the periods, respectively, when compared with the performance of the peer group for these periods. The Board noted that the Fund had underperformed its benchmark index in each of the periods.

Having concluded, among other things, that: (1) the Balanced Fund's advisory fee was within the range of advisory fees charged to comparable mutual funds; (2) the Balanced Fund's expense ratio was within the range of the average total expense ratio for comparable mutual funds; (3) the Adviser's willingness to limit the Fund's Class C expense ratio through February 28, 2014 and the Class R ratio through February 28, 2012 would provide stability to the expenses of those share classes during that period; (4) the short term performance of the Fund had been negatively impacted by unusual underperformance of the equity style employed in managing the Fund; and (5) management was committed to improving results; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Investment Grade Convertible Fund (formerly Convertible Fund):

With respect to the Convertible Fund, the Board compared the Fund's 0.750% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Convertibles category and considered the fact that the fee was higher than the average advisory fee of 0.653% for the category. The Board also compared the Fund's Class A total annual expense ratio of 1.373% to the average total expense ratio for the category and considered the fact that Fund's ratio was higher than the category average of 1.166%. The Board also considered the fact that, at approximately $66 million in assets, the Fund was considerably smaller than the category average of $682 million in assets. The Board then compared the Fund's Class A performance for the one-year, three-years, five-years and ten-years ended July 31, 2006 to that of the peer group for the same periods and considered the fact that the Fund's performance was in the 64.3 percentile, 100.0 percentile, 91.0 percentile and 77.8 percentile for each of the periods, respectively, when compared with the performance of the peer group for these periods. The Board noted, however, that while the Fund had not performed well within its peer group, it had outperformed its benchmark index in each of the periods. The Board also considered the fact that the Fund invested primarily in investment-grade convertible securities while many of the funds in the category and the peer group invested a greater percentage of their assets in below investment-grade securities and common stock, and that this investment strategy was in demand by investors who are unwilling to undertake the additional risk inherent with investing in below investment grade securities and/or have limitations on their exposure to common stock.

  Supplemental Information — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

Having concluded, among other things, that: (1) the Convertible Fund's advisory fee was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's higher total expenses were attributable to the Fund's relatively small size; (3) the Fund's underperformance was attributable to its concentration on higher quality securities relative to its category and peer group; and (4) the Fund provided a competitive solution to the demand for a product within a particular market niche; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Core Bond Fund:

With respect to the Core Bond Fund, the Board compared the Fund's 0.543% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Intermediate-Term Bond category and considered the fact that the fee was slightly higher than the average advisory fee of 0.486% for the category. The Board also compared the Fund's Class A total annual expense ratio of 0.828% to the average total expense ratio for the category and considered the fact that the Fund's ratio was lower than the category average of 0.944%. The Board also considered the fact that the Adviser had voluntarily agreed to waive its fees and reimburse expenses if the Fund's Class A expenses exceeded 0.80%. The Board also considered the fact that, at approximately $187 million in assets, the Fund was considerably smaller than the category average of $1.422 billion in assets. The Board then compared the Fund's Class A performance for the one-year, three-years, five-years and ten-years ended July 31, 2006 to that of the peer group for the same periods and considered the fact that the Fund's performance was in the 21.5 percentile, 92.9 percentile, 91.7 percentile and 90.0 percentile for each of the periods, respectively, when compared with the performance of the peer group for these periods. The Board noted that the Fund had underperformed its benchmark index in each of the periods.

Having concluded, among other things, that: (1) the Core Bond Fund's total annual expenses were within the range of expenses borne by comparable mutual funds; (2) the Fund's total expenses were lower than the average total expense ratio of comparable mutual funds; (3) the Adviser's willingness to limit the Fund's expense ratio would provide stability to the Fund's expenses during that period; (4) the Fund's performance had significantly improved over the last year; and (5) management was committed to continuing to enhance results, as demonstrated by its investment in new portfolio management team members; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Fund for Income:

With respect to the Fund for Income, the Board compared the Fund's 0.500% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Short Government category and considered the fact that the fee was higher than the average advisory fee of 0.444% for the category. The Board also compared the Fund's Class A total annual expense ratio of 1.010% to the average total expense ratio for the category and considered the fact that the Fund's ratio was higher than the category average of 0.880%. The Board also considered the fact that the Adviser was willing to waive its fees and reimburse expenses if the Fund's Class C expenses exceeded 1.82% thereafter through February 28, 2014. The Board also considered the fact that, at approximately $341 million in assets, the Fund was somewhat smaller than the category average of $357 million in assets. The Board then compared the Fund's Class A performance for the one-year, three-years and five-years ended July 31, 2006 to that of the peer group for the same periods and considered the fact that the Fund's performance was in the 64.3 percentile, 41.7 percentile and 36.4 percentile for each of the periods, respectively, when compared with the performance of the peer group for these periods. The Board noted that the Fund had underperformed its benchmark index in each of the periods, but that it had outperformed the average for the category in the three-years and five-years periods. The Board considered the Fund's strategy of investing for income generation and relative NAV stability and that this strategy differed from many of the peer group funds. The Board recognized that this strategy leads to periods where the Fund alternately leads or trails the peer group. The Board noted that the Fund's strategy positions it to be marketed to investors who desire yield and NAV stability.

Having concluded, among other things, that: (1) the Fund for Income's advisory fee was within the range of advisory fees charged to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's Class C expense ratio through February 28, 2014 would provide stability to the Fund's expenses during that period; and (3) the fund provided a competitive solution to the targeted investor; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

  Supplemental Information — continued
The Victory Portfolios  April 30, 2007

  (Unaudited)

National Municipal Bond Fund:

With respect to the National Municipal Bond Fund, the Board compared the Fund's 0.550% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Muni National Intermediate Bond category and considered the fact that the fee was higher than the average advisory fee of 0.448% for the category. The Board also compared the Fund's Class A total annual expense ratio of 1.009% to the average total expense ratio for the category and considered that the Fund's ratio was higher than the category average of 0.816%. The Board also considered the fact that the Adviser had voluntarily agreed to waive its fees and reimburse expenses if the Fund's Class A expenses exceeded 1.00%. The Board also considered the fact that, at approximately $66 million in assets, the Fund was considerably smaller than the category average of $580 million in assets. The Board then compared the Fund's Class A performance for the one-year, three-years, five-years and ten-years ended July 31, 2006 to that of the peer group for the same periods and considered the fact that the Fund's performance was in the 21.5 percentile, 21.5 percentile, 23.1 percentile and 0.0 percentile for each of the periods, respectively, when compared with the performance of the peer group for these periods. The Board noted that while the Fund had outperformed its benchmark index in three of the periods.

Having concluded, among other things, that: (1) the National Municipal Bond Fund's advisory fee was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's higher total expenses were partially attributable to the Fund's relatively small size; (4) the Adviser's willingness to limit the Fund's expense ratio would provide stability to the Fund's expenses during that period; (5) the Fund had outperformed all of its peers during the ten-years period; and (6) the Fund had top quartile performance during each of the other periods; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Ohio Municipal Bond Fund:

With respect to the Ohio Municipal Bond Fund, the Board compared the Fund's 0.550% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Ohio Muni Bond category and considered the fact that the fee was slightly higher than the average advisory fee of 0.519% for the category. The Board also compared the Fund's Class A total annual expense ratio of 1.104% to the average total expense ratio for the category and considered the fact that the Fund's ratio was higher than the category average of 0.858%. The Board also considered the fact that, at approximately $155 million in assets, the Fund was smaller than the category average of $221 million in assets. The Board then compared the Fund's Class A performance for the one-year, three-years, five-years and ten-years ended July 31, 2006 to that of the peer group for the same periods and considered the fact that the Fund's performance was in the 42.9 percentile, 85.8 percentile, 84.7 percentile and 46.2 percentile for each of the periods, respectively, when compared with the performance of the peer group for these periods. The Board noted that while the Fund had underperformed its benchmark index in each of the periods.

Having concluded, among other things, that: (1) the Ohio Municipal Bond Fund's advisory fee was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's higher total expenses were partially attributable to the Fund's relatively small size; (3) the Fund's performance had improved significantly in the last year; (4) the Fund had relatively good performance over the ten-year period; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

General Conclusions:

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for additional annual periods on the basis of the foregoing review and discussions and the following considerations, among others:

• The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Funds and the comparability of the fees paid to the fees paid by other investment companies;

• The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided by the Adviser in its management of the Funds and the Funds' historic performance, including the success of the Funds in achieving stated investment objectives;

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The Victory Portfolios  April 30, 2007

  (Unaudited)

• The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

• The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

• The Adviser's efforts over the past two years to enhance investment results by, among other things, developing new portfolio management teams, committing substantial additional resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

• The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

PRSRT STD
U.S. POSTAGE
PAID
Boston, MA
Permit No. 57842

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

VP-SEMI (4/07)

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Portfolios

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David C. Brown
David C. Brown, President

Date	June 29, 2007

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	June 29, 2007